UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08918

The Hirtle Callaghan Trust

(Exact name of registrant as specified in charter)

Five Tower Bridge, 300 Barr Harbor Drive, Suite 500, West Conshohocken, PA	19428
(Address of principal executive offices)	(Zip code)

Citi Fund Services Ohio, Inc. 3435 Stelzer Rd. Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 242-9596 .

Date of fiscal year end: June 30, 2009 .

Date of reporting period: December 31, 2008 .

Item 1.	Reports to Stockholders.

The report to stockholders included in Item 1 differs from the report to stockholders transmitted to stockholders. On page 97 of the transmitted report, the Mangrove Bay Pass-Through Trust corporate bond held in the Fixed Income Portfolio was removed and replaced with an XL Capital Ltd. preferred stock holding on the following page. There is no impact to the net asset value, financial position or operations of the Portfolio due to this charge.

THE HIRTLE CALLAGHAN TRUST	Semi-Annual Report

December 31, 2008

We are pleased to present the December 31, 2008 Semi-Annual Report for The Hirtle Callaghan Trust (the “Trust”).

The Trust, a diversified open-end management investment company, was organized by Hirtle, Callaghan & Co., LLC to enhance Hirtle Callaghan’s ability to acquire the services of independent, specialist money management organizations for the clients Hirtle Callaghan serves. The Trust currently consists of twelve separate investment portfolios (the “Portfolios”). Day-to-day portfolio management services are provided to each of the Trust’s Portfolios by one or more independent money management organizations (“Specialist Managers”), selected by, and under the general supervision of, the Trust’s Board of Trustees.

Shares of the Trust are available exclusively to investors who are clients of Hirtle Callaghan or clients of financial intermediaries, such as investment advisers, acting in a fiduciary capacity with investment discretion, that have established relationships with Hirtle Callaghan.

The Portfolios

The Value Equity Portfolio, seeks total return by investing in a diversified portfolio of equity securities of large companies with relatively low price-earnings ratios and high dividend yields.

The Institutional Value Equity Portfolio, seeks total return by investing in a diversified portfolio of equity securities of large companies with relatively low price-earnings ratios and high dividend yields.

The Growth Equity Portfolio, seeks capital appreciation by investing in a diversified portfolio of equity securities of large and mid-capitalization companies with superior prospects for earnings growth.

The Institutional Growth Equity Portfolio, seeks capital appreciation by investing in a diversified portfolio of equity securities of large and mid-capitalization companies with superior prospects for earnings growth.

The Small Capitalization Equity Portfolio, seeks long-term capital appreciation by investing in a diversified portfolio of equity securities of small-capitalization companies.

The Institutional Small Capitalization Equity Portfolio, seeks long-term capital appreciation by investing in a diversified portfolio of equity securities of small-capitalization companies.

The International Equity Portfolio, seeks total return by investing in a diversified portfolio of equity securities of companies based in countries other than the United States of America.

The Fixed Income Portfolio, seeks current income by investing in a diversified portfolio of debt securities, including U.S. and non-U.S. government securities, corporate debt securities, and asset-backed issues.

The Fixed Income II Portfolio, seeks current income by investing in a diversified portfolio of debt securities, including U.S. and non-U.S. government securities, corporate debt securities, and asset-backed issues.

The Fixed Income Opportunity Portfolio, seeks to achieve above-average total return by investing in high yield securities (commonly referred to as “junk bonds”).

The Short-Term Municipal Bond Portfolio, seeks current income exempt from Federal income tax, consistent with preservation of capital, by investing primarily in securities issued by municipalities and related securities.

The Intermediate Term Municipal Bond Portfolio, seeks current income exempt from Federal income tax by investing in securities issued by municipalities and related entities.

THE HIRTLE CALLAGHAN TRUST	Semi-Annual Report

December 31, 2008

THE HIRTLE CALLAGHAN TRUST

Value Equity Portfolio

Portfolio of Investments — December 31, 2008 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 92.86%
	AllianceBernstein L.P. — 36.01%
	Agricultural Products — 1.07%
48,900	Archer-Daniels-Midland Co.	$1,410
43,600	Bunge Ltd.	2,257

		3,667

	Apparel Retail — 0.59%
1,048	Limited Brands, Inc.	11
49,400	The Gap, Inc.	661
66,300	The TJX Co., Inc.	1,364

		2,036

	Auto Parts & Equipment — 0.21%
32,800	Autoliv, Inc.	704

	Automobile Manufacturers — 0.39%
20,300	Toyota Motor Corp. – Sponsored ADR	1,328

	Biotechnology — 0.50%
29,700	Amgen, Inc. (a)	1,715

	Broadcasting — 0.01%
3,030	CBS Corp., Class – B	25

	Cable & Satellite — 0.42%
42,500	Comcast Corp., Class – A	717
34,500	Time Warner Cable, Inc., Class – A (a)	740

		1,457

	Communications Equipment — 0.88%
4,712	Corning, Inc.	45
225,553	Motorola, Inc.	999
126,000	Nokia Corp. – Sponsored ADR	1,966

		3,010

	Computer Hardware — 0.18%
59,400	Dell, Inc. (a)	608

	Consumer Finance — 0.58%
62,420	Capital One Financial Corp.	1,991

	Department Stores — 0.85%
147,200	J.C. Penney Co., Inc.	2,900
2,180	Macy’s, Inc.	22

		2,922

	Diversified Banks — 0.40%
46,300	Wells Fargo & Co.	1,365

	Diversified Capital Markets — 0.45%
38,100	Deutsche Bank AG – Registered	1,550

	Diversified Chemicals — 0.00%
390	Eastman Chemical Co.	12

	Food Retail — 0.92%
132,600	Safeway, Inc.	3,152

	Health Care Distributors — 0.85%
84,300	Cardinal Health, Inc.	2,906

Shares	Security Description	Value (000)
	Home Improvement Retail — 0.62%
90,500	Lowe’s Cos., Inc.	$1,948
8,510	The Home Depot, Inc.	196

		2,144

	Independent Power Producers & Energy Traders — 0.22%
132,700	Reliant Energy, Inc. (a)	767

	Industrial Conglomerates — 0.40%
79,800	General Electric Co.	1,293
5,044	Textron, Inc.	70

		1,363

	Integrated Oil & Gas — 7.17%
70,000	BP PLC – Sponsored ADR	3,272
72,200	Chevron Corp.	5,340
103,900	ConocoPhillips	5,382
72,700	Exxon Mobil Corp.	5,804
36,200	Occidental Petroleum Corp.	2,172
49,600	Royal Dutch Shell PLC – ADR	2,626

		24,596

	Integrated Telecommunication Services — 1.54%
185,000	AT&T, Inc.	5,273

	Investment Banking & Brokerage — 0.84%
64,999	Morgan Stanley	1,043
22,000	The Goldman Sachs Group, Inc.	1,856

		2,899

	IT Consulting & Other Services — 0.00%
1	BearingPoint, Inc. (a)	—

	Life & Health Insurance — 1.46%
122,800	MetLife, Inc.	4,281
23,800	Prudential Financial, Inc.	720

		5,001

	Movies & Entertainment — 2.26%
326,970	News Corp., Class – A	2,972
401,000	Time Warner, Inc.	4,034
40,000	Viacom, Inc., Class – B (a)	763

		7,769

	Oil & Gas Exploration & Production — 1.40%
42,200	Apache Corp.	3,145
25,200	Devon Energy Corp.	1,656

		4,801

	Other Diversified Financial Services — 3.27%
360,600	Bank of America Corp.	5,077
404,700	Citigroup, Inc.	2,716
108,800	JPMorgan Chase & Co.	3,430

		11,223

	Packaged Foods & Meats — 0.32%
123,904	Tyson Foods, Inc., Class – A	1,085

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Value Equity Portfolio

Portfolio of Investments (continued) — December 31, 2008 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	AllianceBernstein L.P. (continued)
	Pharmaceuticals — 4.88%
61,700	Bristol-Myers Squibb Co.	$1,435
191,900	Merck & Co., Inc.	5,834
281,500	Pfizer, Inc.	4,985
32,000	Sanofi-Aventis – ADR	1,029
78,900	Schering-Plough Corp.	1,344
56,100	Wyeth	2,104

		16,731

	Property & Casualty Insurance — 1.64%
93,100	The Allstate Corp.	3,050
56,800	The Travelers Cos., Inc.	2,567

		5,617

	Regional Banks — 0.04%
17,970	Fifth Third Bancorp	148

	Systems Software — 0.20%
51,800	Symantec Corp. (a)	700

	Tobacco — 1.25%
141,900	Altria Group, Inc.	2,137
49,500	Philip Morris International, Inc.	2,154

		4,291

	Wireless Telecommunication Services — 0.20%
375,000	Sprint Nextel Corp. (a)	686

	Total AllianceBernstein L.P.	123,542

	Institutional Capital, LLC — 20.43%
	Advertising — 0.23%
29,388	Omnicom Group, Inc.	791

	Aerospace & Defense — 0.52%
53,921	Honeywell International, Inc.	1,770

	Asset Management & Custody Banks — 0.54%
65,823	Bank of New York Mellon Corp.	1,865

	Biotechnology — 0.07%
2,980	Genentech, Inc. (a)	247

	Brewers — 0.18%
12,430	Molson Coors Brewing Co., Class – B	608

	Building Products — 0.20%
62,559	Masco Corp.	696

	Communications Equipment — 1.26%
148,035	Cisco Systems, Inc. (a)	2,413
53,690	Qualcomm, Inc.	1,924

		4,337

	Computer Hardware — 0.77%
73,072	Hewlett-Packard Co.	2,652

	Consumer Finance — 0.42%
45,290	Capital One Financial Corp.	1,444

Shares	Security Description	Value (000)
	Diversified Banks — 0.56%
65,530	Wells Fargo & Co.	$1,932

	Diversified Chemicals — 0.56%
75,470	E.I. du Pont de Nemours & Co.	1,909

	Drug Retail — 0.89%
106,253	CVS Caremark Corp.	3,054

	General Merchandise Stores — 0.41%
40,395	Target Corp.	1,395

	Gold — 0.31%
26,390	Newmont Mining Corp.	1,074

	Health Care Equipment — 0.21%
22,920	Medtronic, Inc.	720

	Home Improvement Retail — 0.61%
96,560	Lowe’s Cos., Inc.	2,078

	Hotels, Resorts & Cruise Lines — 0.10%
39,424	InterContinental Hotels Group PLC – ADR	330

	Integrated Oil & Gas — 1.99%
6,537	Exxon Mobil Corp.	522
47,200	Marathon Oil Corp.	1,291
50,454	Occidental Petroleum Corp.	3,027
36,080	Total SA – ADR	1,995

		6,835

	Integrated Telecommunication Services — 0.29%
34,801	AT&T, Inc.	992

	IT Consulting & Other Services — 0.08%
8,130	Accenture Ltd., Class – A	267

	Life & Health Insurance — 0.17%
16,760	MetLife, Inc.	584

	Movies & Entertainment — 1.20%
229,776	News Corp., Class – A	2,089
106,508	Viacom, Inc., Class – B (a)	2,030

		4,119

	Oil & Gas Equipment & Services — 0.58%
61,976	Baker Hughes, Inc.	1,988

	Other Diversified Financial Services — 0.77%
21,410	Bank of America Corp.	301
73,731	JPMorgan Chase & Co.	2,325

		2,626

	Personal Products — 0.12%
16,412	Avon Products, Inc.	394

	Pharmaceuticals — 3.08%
45,039	Johnson & Johnson, Inc.	2,695
58,510	Novartis AG – ADR	2,911
99,204	Schering-Plough Corp.	1,689
87,357	Wyeth	3,277

		10,572

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Value Equity Portfolio

Portfolio of Investments (continued) — December 31, 2008 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Institutional Capital, LLC (continued)
	Property & Casualty Insurance — 0.72%
46,948	ACE Ltd.	$2,484

	Railroads — 0.44%
46,360	CSX Corp.	1,505

	Semiconductors — 0.54%
118,113	Texas Instruments, Inc.	1,833

	Soft Drinks — 1.72%
53,416	PepsiCo, Inc.	2,926
66,030	The Coca Cola Co.	2,989

		5,915

	Wireless Telecommunication Services — 0.89%
149,650	Vodafone Group PLC – Sponsored ADR	3,059

	Total Institutional Capital, LLC	70,075

	SSgA Funds Management, Inc. — 36.42%
	Advertising — 0.01%
250	Clear Channel Outdoor Holdings, Inc., Class – A (a)	2
1,836	Interpublic Group of Cos., Inc. (a)	7
585	Omnicom Group, Inc.	16

		25

	Aerospace & Defense — 0.62%
591	Alliant Techsystems, Inc. (a)	51
170	BE Aerospace, Inc. (a)	1
11,203	General Dynamics Corp.	645
803	L-3 Communications Holdings, Inc.	59
7,150	Northrop Grumman Corp.	322
7,563	Raytheon Co.	386
2,831	Spirit Aerosystems Holdings, Inc., Class – A (a)	29
11,928	United Technologies Corp.	640

		2,133

	Agricultural Products — 0.22%
18,164	Archer-Daniels-Midland Co.	524
3,438	Bunge Ltd.	178
2,144	Corn Products International, Inc.	62

		764

	Air Freight & Logistics — 0.17%
8,807	FedEx Corp.	565
250	UTi Worldwide, Inc.	4

		569

	Airlines — 0.12%
3,700	AMR Corp. (a)	40
3,001	Continental Airlines, Inc., Class – B (a)	54
250	Copa Holdings SA, Class – A	8
12,774	Delta Air Lines, Inc. (a)	146
20,580	Southwest Airlines Co.	177

		425

Shares	Security Description	Value (000)
	Aluminum — 0.02%
4,870	Alcoa, Inc.	$55
465	Century Aluminum Co. (a)	4

		59

	Apparel Retail — 0.05%
1,466	American Eagle Outfitters, Inc.	14
986	AnnTaylor Stores Corp. (a)	6
4,136	Foot Locker, Inc.	30
2,723	Limited Brands, Inc.	27
6,796	The Gap, Inc.	91

		168

	Apparel, Accessories & Luxury — 0.05%
2,367	Jones Apparel Group, Inc.	14
2,571	Liz Claiborne, Inc.	7
200	Phillips-Van Heusen Corp.	4
2,507	V.F. Corp.	137

		162

	Application Software — 0.05%
3,063	Amdocs Ltd. (a)	56
6,930	Cadence Design Systems, Inc. (a)	25
2,900	Compuware Corp. (a)	20
3,903	Synopsys, Inc. (a)	72

		173

	Asset Management & Custody Banks — 0.44%
4,780	Allied Capital Corp.	13
5,442	American Capital Ltd.	18
6,305	Ameriprise Financial, Inc.	147
137	BlackRock, Inc., Class – A	18
2,021	Franklin Resources, Inc.	129
9,385	Invesco Ltd.	135
253	Janus Capital Group, Inc.	2
3,977	Legg Mason, Inc.	87
552	Northern Trust Corp.	29
32,248	Bank of New York Mellon Corp.	914

		1,492

	Auto Parts & Equipment — 0.09%
1,972	Autoliv, Inc.	42
370	BorgWarner, Inc.	8
607	Federal-Mogul Corp., Class – A (a)	3
14,480	Johnson Controls, Inc.	263
1,608	TRW Automotive Holdings Corp. (a)	6

		322

	Automobile Manufacturers — 0.06%
65,406	Ford Motor Co. (a)	150
14,184	General Motors Corp.	45
527	Thor Industries, Inc.	7

		202

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Value Equity Portfolio

Portfolio of Investments (continued) — December 31, 2008 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Automotive Retail — 0.03%
3,062	AutoNation, Inc. (a)	$30
2,428	O’Reilly Automotive, Inc. (a)	75
956	Penske Automotive Group, Inc.	7

		112

	Biotechnology — 0.52%
30,726	Amgen, Inc. (a)	1,774

	Brewers — 0.05%
3,291	Molson Coors Brewing Co., Class – B	161

	Broadcasting — 0.07%
16,370	CBS Corp., Class – B	134
8,007	Discovery Communications, Inc., Class – C (a)	107
469	Hearst – Argyle Television, Inc.	3

		244

	Building Products — 0.05%
545	Armstrong World Industries, Inc.	12
10,327	Masco Corp.	115
2,045	Owens Corning (a)	35
839	USG Corp. (a)	7

		169

	Cable & Satellite — 0.37%
6,106	Cablevision Systems Corp., Class – A	103
55,980	Comcast Corp., Class – A	945
4,228	Liberty Global, Inc., Class – A (a)	67
2,540	Scripps Networks Interactive, Inc., Class – A	56
2,357	Time Warner Cable, Inc., Class – A (a)	51
7,897	Virgin Media, Inc.	39

		1,261

	Casinos & Gaming — 0.00%
1,318	Boyd Gaming Corp.	6
170	MGM Mirage, Inc. (a)	3

		9

	Catalog Retail — 0.02%
953	HSN, Inc. (a)	7
15,954	Liberty Media Corp. – Interactive, Class A (a)	50

		57

	Commercial Printing — 0.02%
6,118	R.R. Donnelley & Sons Co.	83

	Commodity Chemicals — 0.00%
527	Celanese Corp., Series – A	7

	Communications Equipment — 0.11%
3,143	ADC Telecommunications, Inc. (a)	17
8,698	Brocade Communications Systems, Inc. (a)	24

Shares	Security Description	Value (000)
	Communications Equipment (continued)
1,068	EchoStar Corp., Class – A (a)	$16
2,572	JDS Uniphase Corp. (a)	9
63,353	Motorola, Inc.	281
10,647	Tellabs, Inc. (a)	44

		391

	Computer & Electronics Retail — 0.01%
3,509	RadioShack Corp.	42

	Computer Hardware — 0.04%
259	Diebold, Inc.	7
424	NCR Corp. (a)	6
20,168	Sun Microsystems, Inc. (a)	77
2,420	Teradata Corp. (a)	36

		126

	Computer Storage & Peripherals — 0.11%
17,614	EMC Corp. (a)	185
2,272	Lexmark International, Inc. (a)	61
3,589	QLogic Corp. (a)	48
4,822	SanDisk Corp. (a)	46
6,692	Seagate Technology	30

		370

	Construction & Engineering — 0.04%
317	AECOM Technology Corp. (a)	10
808	KBR, Inc.	12
1,378	Quanta Services, Inc. (a)	27
2,075	URS Corp. (a)	85

		134

	Construction & Farm Machinery — 0.03%
639	AGCO Corp. (a)	15
375	Oshkosh Corp.	3
2,729	Terex Corp. (a)	47
2,144	Trinity Industries, Inc.	34

		99

	Construction Materials — 0.07%
116	Martin Marietta Materials, Inc.	11
3,063	Vulcan Materials Co.	213

		224

	Consumer Electronics — 0.00%
370	Harman International Industries, Inc.	6

	Consumer Finance — 0.17%
4,639	American Express Co.	86
3,099	AmeriCredit Corp. (a)	24
10,524	Capital One Financial Corp.	336
13,267	Discover Financial Services	126
1,277	SLM Corp. (a)	11
138	The Student Loan Corp.	6

		589

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Value Equity Portfolio

Portfolio of Investments (continued) — December 31, 2008 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Data Processing & Outsourced Services — 0.11%
1,863	Affiliated Computer Services, Inc., Class – A (a)	$85
4,216	Computer Sciences Corp. (a)	148
3,308	Convergys Corp. (a)	21
232	DST Systems, Inc. (a)	9
4,172	Fidelity National Information Services, Inc.	68
2,061	Lender Processing Services, Inc.	61
1	Metavante Technologies, Inc. (a)	—

		392

	Department Stores — 0.12%
6,305	J.C. Penney Co., Inc.	124
2,191	Kohl’s Corp. (a)	79
12,154	Macy’s, Inc.	126
3,848	Saks, Inc. (a)	17
1,671	Sears Holding Corp. (a)	65

		411

	Distillers & Vintners — 0.04%
756	Brown-Forman Corp., Class – B	39
5,080	Constellation Brands, Inc., Class – A (a)	80

		119

	Distributors — 0.05%
4,740	Genuine Parts Co.	179

	Diversified Banks — 1.40%
4,305	Comerica, Inc.	86
49,035	U.S. Bancorp	1,226
61,903	Wachovia Corp.	343
106,830	Wells Fargo & Co.	3,149

		4,804

	Diversified Chemicals — 0.41%
1,848	Ashland, Inc.	19
1,706	Cabot Corp.	26
25,365	E.I. du Pont de Nemours & Co.	642
2,192	Eastman Chemical Co.	70
1,262	FMC Corp.	56
3,915	Huntsman Corp.	13
4,056	PPG Industries, Inc.	172
26,288	The Dow Chemical Co.	397

		1,395

	Diversified Metals & Mining — 0.08%
10,713	Freeport-McMoRan Copper & Gold, Inc., Class – B	262
1,857	Titanium Metals Corp.	16

		278

	Diversified Real Estate Activities — 0.00%
317	The St. Joe Co. (a)	8

Shares	Security Description	Value (000)
	Diversified REITs — 0.09%
2,891	Liberty Property Trust	$66
3,813	Vornado Realty Trust	230

		296

	Diversified Support Services — 0.02%
3,613	Cintas Corp.	84

	Drug Retail — 0.17%
18,564	CVS Caremark Corp.	533
12,163	Rite Aid Corp. (a)	4
2,049	Walgreen Co.	51

		588

	Education Services — 0.01%
2,416	Career Education Corp. (a)	43

	Electric Utilities — 1.31%
11,522	American Electric Power, Inc.	383
2,851	DPL, Inc.	65
35,687	Duke Energy Corp.	536
9,399	Edison International	302
1,588	Entergy Corp.	132
9,296	Exelon Corp.	517
8,599	FirstEnergy Corp.	418
11,495	FPL Group, Inc.	579
3,416	Great Plains Energy, Inc.	66
2,690	Hawaiian Electric Industries, Inc.	60
4,428	Northeast Utilities	106
4,623	NV Energy, Inc.	46
5,602	Pepco Holdings, Inc.	99
2,815	Pinnacle West Capital Corp.	90
7,324	Progress Energy, Inc.	292
2,700	Progress Energy, Inc. – CVO (a)(b)	—
21,808	The Southern Co.	807

		4,498

	Electrical Components & Equipment — 0.03%
1,076	Cooper Industries Ltd., Class – A	31
874	Hubbell, Inc., Class – B	29
1,589	Thomas & Betts Corp. (a)	38

		98

	Electronic Components — 0.01%
1,206	AVX Corp.	10
4,987	Vishay Intertechnology, Inc. (a)	17

		27

	Electronic Manufacturing Services — 0.08%
2,916	Jabil Circuit, Inc.	20
2,598	Molex, Inc.	38
13,473	Tyco Electronics Ltd.	218

		276

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Value Equity Portfolio

Portfolio of Investments (continued) — December 31, 2008 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Environmental & Facilities Services — 0.14%
5,187	Republic Services, Inc., Class – A	$128
10,098	Waste Management, Inc.	335

		463

	Fertilizers & Agricultural Chemicals — 0.00%
375	Intrepid Potash, Inc. (a)	8
258	The Scotts Miracle-Gro Co.	7

		15

	Food Retail — 0.19%
10,353	Kroger Co.	274
12,287	Safeway, Inc.	292
6,117	SUPERVALU, Inc.	89

		655

	Forest Products — 0.06%
6,160	Weyerhaeuser Co.	189

	Gas Utilities — 0.15%
2,249	AGL Resources, Inc.	71
2,456	Atmos Energy Corp.	58
1,701	Energen Corp.	50
2,496	National Fuel Gas Co.	78
2,973	ONEOK, Inc.	87
3,116	Questar Corp.	102
3,089	UGI Corp.	75

		521

	General Merchandise Stores — 0.05%
3,640	Family Dollar Stores, Inc.	95
1,697	Target Corp.	58

		153

	Health Care Distributors — 0.09%
3,942	AmerisourceBergen Corp.	141
2,625	Cardinal Health, Inc.	91
142	Henry Schein, Inc. (a)	5
2,177	McKesson Corp.	84

		321

	Health Care Equipment — 0.34%
290	Beckman Coulter, Inc.	13
40,248	Boston Scientific Corp. (a)	312
14,102	Covidien Ltd.	511
1,411	Hill-Rom Holdings, Inc.	23
3,412	Hologic, Inc. (a)	45
3,883	Hospira, Inc. (a)	104
1,127	Teleflex, Inc.	56
2,102	Zimmer Holdings, Inc. (a)	85

		1,149

Shares	Security Description	Value (000)
	Health Care Facilities — 0.04%
1,072	Brookdale Senior Living, Inc.	$6
1,991	Community Health Systems, Inc. (a)	29
2,207	Health Management Associates, Inc., Class – A (a)	4
1,451	LifePoint Hospitals, Inc. (a)	33
5,926	Tenet Healthcare Corp. (a)	7
1,350	Universal Health Services, Inc., Class – B	51

		130

	Health Care Services — 0.05%
523	DaVita, Inc. (a)	26
170	Lincare Holdings, Inc. (a)	5
2,849	Omnicare, Inc.	79
142	Pediatrix Medical Group, Inc. (a)	4
749	Quest Diagnostics, Inc.	39

		153

	Health Care Supplies — 0.01%
1,068	Inverness Medical Innovations, Inc. (a)	20
1,192	The Cooper Cos., Inc.	20

		40

	Health Care Technology — 0.03%
2,069	HLTH Corp. (a)	22
4,308	IMS Health, Inc.	65

		87

	Home Furnishings — 0.04%
4,514	Leggett & Platt, Inc.	69
1,517	Mohawk Industries, Inc. (a)	65

		134

	Home Improvement Retail — 0.57%
47,674	Home Depot, Inc.	1,097
39,121	Lowe’s Cos., Inc.	842

		1,939

	Homebuilding — 0.11%
3,276	Centex Corp.	35
8,707	D.R. Horton, Inc.	62
2,077	KB HOME	28
3,658	Lennar Corp.	32
930	M.D.C. Holdings, Inc.	28
133	NVR, Inc. (a)	61
4,331	Pulte Homes, Inc.	47
3,733	Toll Brothers, Inc. (a)	80

		373

	Homefurnishing Retail — 0.01%
1,210	Bed Bath & Beyond, Inc. (a)	31
2,161	Williams-Sonoma, Inc.	17

		48

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Value Equity Portfolio

Portfolio of Investments (continued) — December 31, 2008 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Hotels, Resorts & Cruise Lines — 0.10%
9,769	Carnival Corp.	$238
561	Choice Hotels International, Inc.	17
953	Interval Leisure Group, Inc. (a)	5
170	Orient-Express Hotels Ltd., Class – A	1
3,702	Royal Caribbean Cruises Ltd.	51
4,714	Wyndham Worldwide Corp.	31

		343

	Household Appliances — 0.09%
1,733	Black & Decker Corp.	73
1,711	Snap-on, Inc.	67
2,138	The Stanley Works	73
2,195	Whirlpool Corp.	91

		304

	Household Products — 1.11%
6,921	Kimberly-Clark Corp.	365
53,462	Procter & Gamble Co.	3,305
2,701	The Clorox Co.	150

		3,820

	Housewares & Specialties — 0.08%
4,314	Fortune Brands, Inc.	178
1,845	Jarden Corp. (a)	21
7,936	Newell Rubbermaid, Inc.	78

		277

	Human Resource & Employment Services — 0.02%
2,074	Manpower, Inc.	70

	Hypermarkets & Super Centers — 0.22%
1,643	BJ’s Wholesale Club, Inc. (a)	56
12,257	Wal-Mart Stores, Inc.	687

		743

	Independent Power Producers & Energy Traders — 0.07%
419	Constellation Energy Group, Inc.	11
13,277	Dynegy, Inc., Class – A (a)	27
1,492	Mirant Corp. (a)	28
4,219	NRG Energy, Inc. (a)	98
10,237	Reliant Energy, Inc. (a)	59

		223

	Industrial Conglomerates — 1.45%
1,451	Carlisle Cos., Inc.	30
296,650	General Electric Co.	4,806
6,419	Tyco International Ltd.	138

		4,974

	Industrial Machinery — 0.34%
1,277	Crane Co.	22
2,165	Danaher Corp.	123

Shares	Security Description	Value (000)
	Industrial Machinery (continued)
661	Dover Corp.	$22
2,498	Eaton Corp.	124
898	Flowserve Corp.	46
1,420	Gardner Denver, Inc. (a)	33
259	IDEX Corp.	6
12,552	Illinois Tool Works, Inc.	440
7,377	Ingersoll-Rand Co., Ltd., Class – A	128
1,211	ITT Corp.	56
1,625	Kennametal, Inc.	36
407	Lincoln Electric Holdings, Inc.	21
2,923	Pentair, Inc.	69
2,132	The Timken Co.	42

		1,168

	Industrial REITs — 0.05%
2,640	AMB Property Corp.	62
7,380	ProLogis	102

		164

	Insurance Brokers — 0.24%
7,957	Aon Corp.	363
2,637	Arthur J. Gallagher & Co.	68
2,375	Brown & Brown, Inc.	50
14,696	Marsh & McLennan Cos., Inc.	357

		838

	Integrated Oil & Gas — 4.90%
58,357	Chevron Corp.	4,317
43,458	ConocoPhillips	2,251
121,441	Exxon Mobil Corp.	9,695
19,931	Marathon Oil Corp.	545

		16,808

	Integrated Telecommunication Services — 2.29%
167,462	AT&T, Inc.	4,773
2,755	CenturyTel, Inc.	75
2,181	Embarq Corp.	78
27	FairPoint Communications, Inc.	—
7,459	Frontier Communications Corp.	65
20,874	Qwest Communications International, Inc.	76
80,350	Verizon Communications, Inc.	2,724
6,609	Windstream Corp.	61

		7,852

	Internet Retail — 0.02%
5,565	Expedia, Inc. (a)	46
953	Ticketmaster Entertainment, Inc. (a)	6

		52

	Internet Software & Services — 0.01%
2,169	IAC/InterActiveCorp. (a)	34

	Investment Banking & Brokerage — 0.59%
9,298	E*TRADE Group, Inc. (a)	11
11,212	Goldman Sachs Group, Inc.	946

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Value Equity Portfolio

Portfolio of Investments (continued) — December 31, 2008 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Investment Banking & Brokerage (continued)
3,366	Jefferies Group, Inc.	$47
43,138	Merrill Lynch & Co., Inc.	502
1,367	MF Global Ltd. (a)	3
29,747	Morgan Stanley	477
2,551	Raymond James Financial, Inc.	44

		2,030

	IT Consulting & Other Services — 0.03%
4,817	SAIC, Inc. (a)	94
5,476	Unisys Corp. (a)	4

		98

	Leisure Facilities — 0.01%
844	International Speedway Corp., Class – A	24

	Leisure Products — 0.06%
2,053	Hasbro, Inc.	60
10,070	Mattel, Inc.	161

		221

	Life & Health Insurance — 0.37%
4,902	Conseco, Inc. (a)	26
7,488	Lincoln National Corp.	141
14,353	MetLife, Inc.	501
1,346	Nationwide Financial Services, Inc.	70
7,362	Principal Financial Group, Inc.	166
1,896	Protective Life Corp.	27
1,408	StanCorp Financial Group, Inc.	59
2,356	Torchmark Corp.	105
9,624	Unum Corp.	179

		1,274

	Life Sciences Tools & Services — 0.10%
1,000	Charles River Laboratories International, Inc. (a)	26
1,813	Life Technologies Corp. (a)	43
1,733	PerkinElmer, Inc.	24
7,753	Thermo Electron Corp. (a)	264

		357

	Managed Health Care — 0.45%
4,928	Aetna, Inc.	140
6,734	CIGNA Corp.	113
3,214	Coventry Health Care, Inc. (a)	48
2,715	Health Net, Inc. (a)	30
1,991	Humana, Inc. (a)	74
21,828	UnitedHealth Group, Inc.	581
13,394	WellPoint, Inc. (a)	564

		1,550

	Marine — 0.01%
1,094	Alexander & Baldwin, Inc.	27

Shares	Security Description	Value (000)
	Metal & Glass Containers — 0.10%
1,621	AptarGroup, Inc.	$57
2,362	Ball Corp.	98
3,257	Owens – Illinois, Inc. (a)	89
3,578	Pactiv Corp. (a)	89

		333

	Mortgage REITs — 0.08%
15,118	Annaly Capital Management, Inc.	240
5,194	CapitalSource, Inc.	24
3,955	iStar Financial, Inc.	9

		273

	Motorcycle Manufacturers — 0.00%
643	Harley-Davidson, Inc.	11

	Movies & Entertainment — 0.70%
374	Ascent Media Corp., Class – A (a)	8
2,976	Liberty Media Corp. – Capital, Series A (a)	14
39,832	News Corp., Class – A	362
2,193	Regal Entertainment Group, Class – A	22
47,511	The Walt Disney Co.	1,078
89,735	Time Warner, Inc.	903
895	Viacom, Inc., Class – B (a)	17
1,304	Warner Music Group Corp.	4

		2,408

	Multi-line Insurance — 0.24%
2,384	American Financial Group, Inc.	54
66,008	American International Group, Inc.	104
407	American National Insurance Co.	30
3,370	Assurant, Inc.	101
11,626	Genworth Financial, Inc., Class – A	33
3,325	HCC Insurance Holdings, Inc.	89
9,051	Loews Corp.	256
9,196	The Hartford Financial Services Group, Inc.	151
1,087	Unitrin, Inc.	17

		835

	Multi-Sector Holdings — 0.03%
5,057	Leucadia National Corp. (a)	100

	Multi-Utilities — 0.96%
3,096	Alliant Energy Corp.	90
5,909	Ameren Corp.	197
3,192	CenterPoint Energy, Inc.	40
6,068	CMS Energy Corp.	61
7,795	Consolidated Edison, Inc.	304
16,437	Dominion Resources, Inc.	589
4,581	DTE Energy Co.	163
2,102	Integrys Energy Group, Inc.	90
5,043	MDU Resources Group, Inc.	109
7,818	NiSource, Inc.	86
3,035	NSTAR	111
2,589	OGE Energy Corp.	67
10,062	PG&E Corp.	390

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Value Equity Portfolio

Portfolio of Investments (continued) — December 31, 2008 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Multi-Utilities (continued)
3,566	Puget Energy, Inc.	$97
3,298	SCANA Corp.	117
7,040	Sempra Energy	300
6,072	TECO Energy, Inc.	75
2,200	Vectren Corp.	55
3,307	Wisconsin Energy Corp.	139
12,125	Xcel Energy, Inc.	225

		3,305

	Office Electronics — 0.06%
26,058	Xerox Corp.	208

	Office REITs — 0.15%
939	Alexandria Real Estate Equities, Inc.	57
3,376	Boston Properties, Inc.	186
2,416	Brandywine Realty Trust	19
639	Digital Realty Trust, Inc.	21
3,237	Douglas Emmett, Inc.	42
3,937	Duke Realty Corp.	43
6,058	HRPT Properties Trust	20
835	Kilroy Realty Corp.	28
1,789	Mack-Cali Realty Corp.	44
1,586	SL Green Realty Corp.	41

		501

	Office Services & Supplies — 0.04%
3,031	Avery Dennison Corp.	100
556	Pitney Bowes, Inc.	14
1,637	Steelcase, Inc., Class – A	9

		123

	Oil & Gas Drilling — 0.07%
232	ENSCO International, Inc.	7
2,833	Helmerich & Payne, Inc.	64
2,529	Hercules Offshore, Inc. (a)	12
6,876	Nabors Industries Ltd. (a)	82
1,567	Patterson-UTI Energy, Inc.	18
1,284	Pride International, Inc. (a)	21
1,946	Rowan Cos., Inc.	31
290	Unit Corp. (a)	8

		243

	Oil & Gas Equipment & Services — 0.08%
8,412	BJ Services Co.	98
1,763	Exterran Holdings, Inc. (a)	37
1,143	Global Industries Ltd. (a)	4
2,202	Helix Energy Solutions Group, Inc. (a)	16
2,759	Key Energy Services, Inc. (a)	12
353	Oil States International, Inc. (a)	7
491	SEACOR Holdings, Inc. (a)	33
1,365	Tidewater, Inc.	55

		262

Shares	Security Description	Value (000)
	Oil & Gas Exploration & Production — 0.99%
13,369	Anadarko Petroleum Corp.	$515
9,487	Apache Corp.	707
1,500	Cabot Oil & Gas Corp.	39
9,784	Chesapeake Energy Corp.	158
2,432	Cimarex Energy Co.	65
12,530	Devon Energy Corp.	823
1,098	Encore Acquisition Co. (a)	28
1,764	EOG Resources, Inc.	118
2,848	Forest Oil Corp. (a)	47
585	Mariner Energy, Inc. (a)	6
3,771	Newfield Exploration Co. (a)	75
4,519	Noble Energy, Inc.	223
259	Petrohawk Energy Corp. (a)	4
3,438	Pioneer Natural Resources Co.	56
265	Plains Exploration & Production Co. (a)	6
956	St. Mary Land & Exploration Co.	19
14,072	XTO Energy, Inc.	496

		3,385

	Oil & Gas Refining & Marketing — 0.12%
1,308	Sunoco, Inc.	57
2,626	Tesoro Corp.	34
14,819	Valero Energy Corp.	321

		412

	Oil & Gas Storage & Transportation — 0.14%
15,731	El Paso Corp.	123
582	Overseas Shipholding Group, Inc.	25
2,991	Southern Union Co.	39
18,193	Spectra Energy Corp.	286
1,134	Teekay Corp.	22

		495

	Other Diversified Financial Services — 1.84%
141,414	Bank of America Corp.	1,991
153,511	Citigroup, Inc.	1,030
104,412	JPMorgan Chase & Co.	3,292

		6,313

	Packaged Foods & Meats — 0.84%
2,844	Campbell Soup Co.	85
12,721	ConAgra Foods, Inc.	210
775	Dean Foods Co. (a)	14
5,364	Del Monte Foods Co.	38
8,690	General Mills, Inc.	528
3,922	H.J. Heinz Co.	147
1,922	Hormel Foods Corp.	60
3,009	Kellogg Co.	132
41,448	Kraft Foods, Inc.	1,113
1,908	McCormick & Co., Inc.	61
19,915	Sara Lee Corp.	195
3,148	Smithfield Foods, Inc. (a)	44
2,119	The Hershey Co.	74

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Value Equity Portfolio

Portfolio of Investments (continued) — December 31, 2008 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Packaged Foods & Meats (continued)
2,693	The J.M. Smucker Co.	$117
7,687	Tyson Foods, Inc., Class – A	67

		2,885

	Paper Packaging — 0.07%
2,816	Bemis Co., Inc.	67
2,174	Packaging Corp. of America	29
4,331	Sealed Air Corp.	65
7,794	Smurfit-Stone Container Corp. (a)	2
2,693	Sonoco Products Co.	62
2,886	Temple – Inland, Inc.	14

		239

	Paper Products — 0.06%
13,148	Domtar Corp. (a)	22
12,134	International Paper Co.	143
4,656	MeadWestvaco Corp.	52

		217

	Personal Products — 0.02%
2,062	Alberto – Culver Co.	51
643	NBTY, Inc. (a)	10

		61

	Pharmaceuticals — 3.25%
4,863	Bristol-Myers Squibb Co.	113
25,542	Eli Lilly & Co.	1,028
317	Endo Pharmaceuticals Holdings, Inc. (a)	8
7,768	Forest Laboratories, Inc. (a)	198
58,545	Johnson & Johnson, Inc.	3,503
6,949	King Pharmaceuticals, Inc. (a)	74
43,163	Merck & Co., Inc.	1,312
6,839	Mylan Laboratories, Inc. (a)	68
190,742	Pfizer, Inc.	3,378
1,404	Watson Pharmaceuticals, Inc. (a)	37
37,612	Wyeth	1,411

		11,130

	Photographic Products — 0.02%
7,753	Eastman Kodak Co.	51

	Property & Casualty Insurance — 0.92%
155	Alleghany Corp. (a)	44
1,308	Allied World Assurance Holdings Ltd.	53
3,322	AXIS Capital Holdings Ltd.	97
4,106	Cincinnati Financial Corp.	119
751	CNA Financial Corp.	12
955	Erie Indemnity Co., Class – A	36
5,949	Fidelity National Financial, Inc., Class – A	106
1,532	Hanover Insurance Group, Inc.	66
250	Markel Corp. (a)	75
5,702	MBIA, Inc. (a)	23

Shares	Security Description	Value (000)
	Property & Casualty Insurance (continued)
723	Mercury General Corp.	$33
6,361	Old Republic International Corp.	76
635	OneBeacon Insurance Group Ltd.	7
15,534	The Allstate Corp.	509
10,438	The Chubb Corp.	532
2,523	The First American Corp.	73
19,448	The Progressive Corp.	288
17,179	The Travelers Cos., Inc.	776
3,876	W.R. Berkley Corp.	120
32	Wesco Financial Corp.	9
289	White Mountains Insurance Group Ltd.	77
8,893	XL Capital Ltd., Class – A	33

		3,164

	Publishing — 0.08%
6,134	Gannett Co., Inc.	49
1,068	Meredith Corp.	18
607	The E.W. Scripps Co., Class – A	1
4,726	The McGraw-Hill Cos., Inc.	110
3,808	The New York Times Co., Class – A	28
201	The Washington Post Co., Class – B	78

		284

	Railroads — 0.11%
370	Kansas City Southern Industries, Inc. (a)	7
7,657	Norfolk Southern Corp.	360

		367

	Real Estate Development — 0.00%
1	Forestar Group, Inc. (a)	—

	Real Estate Services — 0.01%
4,702	CB Richard Ellis Group, Inc., Class – A (a)	20
1,066	Jones Lang LaSalle, Inc.	30

		50

	Regional Banks — 0.86%
3,630	Associated Banc-Corp	76
2,251	BancorpSouth, Inc.	53
1,304	Bank of Hawaii Corp.	59
15,689	BB&T Corp.	431
565	BOK Financial Corp.	23
1,165	City National Corp.	57
1,742	Commerce Bancshares, Inc.	76
1,652	Cullen/Frost Bankers, Inc.	84
14,305	Fifth Third Bancorp	118
174	First Citizens BancShares, Inc., Class – A	27
6,077	First Horizon National Corp.	64
4,629	Fulton Financial Corp.	44
10,508	Huntington Bancshares, Inc.	80
13,966	KeyCorp	119
1,868	M & T Bank Corp.	107
7,434	Marshall & Ilsley Corp.	101
57,920	National City Corp.	105

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Value Equity Portfolio

Portfolio of Investments (continued) — December 31, 2008 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Regional Banks (continued)
9,814	PNC Financial Services Group, Inc.	$481
7,515	Popular, Inc.	39
19,556	Regions Financial Corp.	156
9,929	SunTrust Banks, Inc.	293
8,240	Synovus Financial Corp.	68
3,413	TCF Financial Corp.	47
3,786	Valley National Bancorp	77
1,447	Webster Financial Corp.	20
1,681	Whitney Holding Corp.	27
1,817	Wilmington Trust Corp.	40
3,292	Zions Bancorp	81

		2,953

	Reinsurance — 0.17%
1,304	Arch Capital Group Ltd. (a)	91
1,416	Endurance Specialty Holdings Ltd.	43
1,785	Everest Re Group Ltd.	136
1,558	PartnerRe Ltd.	111
1,995	Reinsurance Group of America, Inc.	86
1,679	RenaissanceRe Holdings Ltd.	87
531	Transatlantic Holdings, Inc.	21

		575

	Research and Consulting Services — 0.02%
1,625	Equifax, Inc.	43
465	The Dun & Bradstreet Corp.	36

		79

	Residential REITs — 0.16%
2,260	Apartment Investment & Management Co., Class – A	26
2,202	AvalonBay Communities, Inc.	133
1,280	BRE Properties, Class – A	36
527	Camden Property Trust	16
7,600	Equity Residential	227
581	Essex Property Trust, Inc.	45
3,970	UDR, Inc.	55

		538

	Restaurants — 0.05%
2,941	McDonald’s Corp.	183

	Retail REITs — 0.10%
1,755	CBL & Associates Properties, Inc.	11
3,248	Developers Diversified Realty Corp.	16
1,152	Federal Realty Investment Trust	72
3,349	General Growth Properties, Inc.	4
6,009	Kimco Realty Corp.	110
1,927	Regency Centers Corp.	90
2,032	Weingarten Realty Investors	42

		345

Shares	Security Description	Value (000)
	Security & Alarm Services — 0.00%
317	Corrections Corp. of America (a)	$5

	Semiconductor Equipment — 0.01%
259	KLA-Tencor Corp.	6
259	Lam Research Corp. (a)	5
1,884	Novellus Systems (a)	23
1,679	Teradyne, Inc. (a)	7

		41

	Semiconductors — 0.15%
14,186	Advanced Micro Devices, Inc. (a)	31
4,313	Atmel Corp. (a)	13
1,438	Cree, Inc. (a)	23
3,425	Fairchild Semiconductor International, Inc. (a)	17
2,536	Integrated Device Technology, Inc. (a)	14
21,834	Intel Corp.	320
1,473	International Rectifier Corp. (a)	20
2,184	Intersil Corp., Class – A	20
3,864	LSI Logic Corp. (a)	13
17,871	Micron Technology, Inc. (a)	47

		518

	Soft Drinks — 0.40%
9,097	Coca Cola Enterprises, Inc.	109
7,215	Dr. Pepper Snapple Group, Inc. (a)	117
1,568	PepsiAmericas, Inc.	32
2,693	PepsiCo, Inc.	148
19,451	The Coca Cola Co.	881
3,919	The Pepsi Bottling Group, Inc.	88

		1,375

	Specialized Consumer Services — 0.01%
7,004	Service Corp. International	35
170	Weight Watchers International, Inc.	5

		40

	Specialized Finance — 0.11%
7,595	CIT Group, Inc.	34
581	CME Group, Inc.	121
5,440	Moody’s Corp.	109
3,161	NYSE Euronext	87
1,683	The Nasdaq Stock Market, Inc. (a)	42

		393

	Specialized REITs — 0.31%
6,315	HCP, Inc.	175
2,568	Health Care REIT, Inc.	108
2,516	Hospitality Properties Trust	37
14,458	Host Hotels & Resorts, Inc.	110
2,368	Nationwide Health Properties, Inc.	68
3,267	Plum Creek Timber Co., Inc.	114
3,634	Public Storage, Inc.	289
1,859	Rayonier, Inc.	58
3,089	Ventas, Inc.	104

		1,063

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Value Equity Portfolio

Portfolio of Investments (continued) — December 31, 2008 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Specialty Chemicals — 0.09%
6,163	Chemtura Corp.	$9
1,246	Cytec Industries, Inc.	26
1,900	Lubrizol Corp.	69
250	Nalco Holding Co.	3
620	Rohm & Haas Co.	38
3,457	RPM International, Inc.	46
1,761	Sigma-Aldrich Corp.	74
2,855	The Valspar Corp.	52

		317

	Specialty Stores — 0.04%
951	Barnes & Noble, Inc.	14
7,317	Office Depot, Inc. (a)	22
2,160	OfficeMax, Inc.	16
2,250	Signet Jewelers Ltd.	20
2,831	Staples, Inc.	51

		123

	Steel — 0.14%
1,102	Carpenter Technology Corp.	23
3,072	Commercial Metals Co.	37
6,979	Nucor Corp.	322
1,705	Reliance Steel & Aluminum Co.	34
581	Schnitzer Steel Industries, Inc., Class – A	22
3,134	Steel Dynamics, Inc.	35
142	United States Steel Corp.	5

		478

	Systems Software — 0.13%
5,913	CA, Inc.	110
375	McAfee, Inc. (a)	13
5,158	Novell, Inc. (a)	20
23,550	Symantec Corp. (a)	318

		461

	Technology Distributors — 0.05%
3,094	Arrow Electronics, Inc. (a)	58
2,276	Avnet, Inc. (a)	42
4,684	Ingram Micro, Inc., Class – A (a)	63
1,250	Tech Data Corp. (a)	22

		185

	Thrifts & Mortgage Finance — 0.19%
2,235	Astoria Financial Corp.	37
407	Capitol Federal Financial	19
28,542	Fannie Mae	22
891	Freddie Mac	1
9,586	Hudson City Bancorp, Inc.	153
3,344	MGIC Investment Corp.	12
9,744	New York Community Bancorp	116
9,745	Peoples United Financial, Inc.	174

Shares or Principal Amount (000)	Security Description	Value (000)
	Thrifts & Mortgage Finance (continued)
11,932	Sovereign Bancorp, Inc. (a)	$35
2,326	TFS Financial Corp.	30
173	Tree.com, Inc. (a)	—
2,308	Washington Federal, Inc.	34
57,993	Washington Mutual, Inc.	1

		634

	Tires & Rubber — 0.00%
2,277	The Goodyear Tire & Rubber Co. (a)	14

	Tobacco — 0.24%
14,750	Altria Group, Inc.	222
2,313	Lorillard, Inc.	130
4,828	Reynolds American, Inc.	195
4,192	UST, Inc.	291

		838

	Trading Companies & Distributors — 0.02%
1,156	GATX Corp.	36
1,619	United Rentals, Inc. (a)	15
349	WESCO International, Inc. (a)	6

		57

	Trucking — 0.03%
3,561	Avis Budget Group, Inc. (a)	2
1,040	Con-Way, Inc.	28
8,212	Hertz Global Holdings, Inc. (a)	42
1,205	Ryder System, Inc.	47

		119

	Water Utilities — 0.03%
1,697	American Water Works Co., Inc.	35
3,923	Aqua America, Inc.	81

		116

	Wireless Telecommunication Services — 0.10%
237	Clearwire Corp., Class – A (a)	1
6,243	Crown Castle International Corp. (a)	110
1,308	Leap Wireless International, Inc. (a)	35
78,550	Sprint Nextel Corp. (a)	144
1,602	Telephone & Data Systems, Inc.	51
66	United States Cellular Corp. (a)	11

		352

	Total SSgA Funds Management, Inc.	124,926

	Total Common Stocks	318,543

	Time Deposits — 0.91%
	Institutional Capital, LLC — 0.91%
$3,130	Liquidity Management Control System Time Deposit, 0.01%, 1/2/09	3,130

	Total Time Deposits	3,130

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Value Equity Portfolio

Portfolio of Investments (concluded) — December 31, 2008 (Unaudited)

Shares or Principal Amount (000)	Security Description	Value (000)
	Money Market Mutual Funds — 1.13%
	SSgA Funds Management, Inc. — 1.13%
$2,264,478	Alliance Money Market Fund Prime Portfolio, 1.05% (c)	$2,265
1,613,346	Federated Prime Obligations Portfolio, 1.68% (c)	1,613

	Total Money Market Mutual Funds	3,878

	Treasury Bills — 0.19%
	SSgA Funds Management, Inc. — 0.19%
637	U.S. Treasury Bill, 0.10%, 6/11/09 (d)(e)	637

	Total Treasury Bills	637

	Total Investments (cost $396,962) — 95.09%	326,188
	Other assets in excess of liabilities — 4.91%	16,835

	Net Assets — 100.00%	$343,023

Amounts designated as “—” are $0 or have been rounded to $0.

Shares designated as “—” are fractional.

(a)	Represents non-income producing security.

(b)	Escrow Security due to bankruptcy.

(c)	Variable Rate Security. The rate reflected in the Portfolio of Investments is the rate in effect on December 31, 2008.

(d)	All or part of this security has been pledged as collateral for futures contracts held by the Portfolio.

(e)	Rate disclosed represents effective yield at purchase.

ADR — American Depositary Receipt

CVO — Contingent Value Obligations

MGIC — Mortgage Guarantee Insurance Corporation

REITs — Real Estate Investment Trusts

Futures

SSgA Funds Management, Inc.

Number of Contracts	Futures Contracts Long Positions	Value (000)	Expiration	Unrealized Gain (000)
10	Russell 1000 Mini	$484	Mar-09	$15
2	S&P 400 E-mini Future	107	Mar-09	5
84	S&P 500 E-mini Future	3,780	Mar-09	67

				$87

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Institutional Value Equity Portfolio

Portfolio of Investments — December 31, 2008 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 93.92%
	AllianceBernstein L.P. — 33.35%
	Agricultural Products — 1.00%
45,400	Archer-Daniels-Midland Co.	$1,309
40,400	Bunge Ltd.	2,091

		3,400

	Apparel Retail — 0.56%
1,347	Limited Brands, Inc.	14
45,800	The Gap, Inc.	613
61,400	The TJX Co., Inc.	1,263

		1,890

	Auto Parts & Equipment — 0.19%
30,800	Autoliv, Inc.	661

	Automobile Manufacturers — 0.36%
18,800	Toyota Motor Corp. – Sponsored ADR	1,230

	Biotechnology — 0.47%
27,600	Amgen, Inc. (a)	1,594

	Broadcasting — 0.01%
4,960	CBS Corp., Class – B	41

	Cable & Satellite — 0.40%
39,500	Comcast Corp., Class – A	667
32,000	Time Warner Cable, Inc., Class – A (a)	686

		1,353

	Communications Equipment — 0.75%
4,372	Corning, Inc.	42
156,287	Motorola, Inc.	692
117,000	Nokia Corp. – Sponsored ADR	1,825

		2,559

	Computer Hardware — 0.17%
55,400	Dell, Inc. (a)	567

	Consumer Finance — 0.51%
54,430	Capital One Financial Corp.	1,736

	Department Stores — 0.80%
136,700	J.C. Penney Co., Inc.	2,693
3,540	Macy’s, Inc.	37

		2,730

	Diversified Banks — 0.37%
42,900	Wells Fargo & Co.	1,265

	Diversified Capital Markets — 0.42%
35,400	Deutsche Bank AG – Registered	1,440

	Diversified Chemicals — 0.01%
620	Eastman Chemical Co.	20

	Food Retail — 0.86%
122,900	Safeway, Inc.	2,921

	Health Care Distributors — 0.79%
78,200	Cardinal Health, Inc.	2,696

Shares	Security Description	Value (000)
	Home Improvement Retail — 0.63%
84,100	Lowe’s Cos., Inc.	$1,810
13,850	The Home Depot, Inc.	319

		2,129

	Household Products — 0.00%
—	Procter & Gamble Co.	—

	Independent Power Producers & Energy Traders — 0.21%
123,100	Reliant Energy, Inc. (a)	711

	Industrial Conglomerates — 0.37%
74,000	General Electric Co.	1,199
4,692	Textron, Inc.	65

		1,264

	Integrated Oil & Gas — 6.71%
64,900	BP PLC – Sponsored ADR	3,033
67,000	Chevron Corp.	4,956
96,300	ConocoPhillips	4,988
67,500	Exxon Mobil Corp.	5,388
33,600	Occidental Petroleum Corp.	2,016
46,100	Royal Dutch Shell PLC – ADR	2,441

		22,822

	Integrated Telecommunication Services — 1.44%
171,700	AT&T, Inc.	4,893

	Investment Banking & Brokerage — 0.68%
36,988	Morgan Stanley	593
20,400	The Goldman Sachs Group, Inc.	1,722

		2,315

	IT Consulting & Other Services — 0.00%
1	BearingPoint, Inc. (a)	—

	Life & Health Insurance — 1.36%
113,900	MetLife, Inc.	3,970
22,100	Prudential Financial, Inc.	669

		4,639

	Movies & Entertainment — 2.05%
276,109	News Corp., Class – A	2,510
372,100	Time Warner, Inc.	3,743
37,000	Viacom, Inc., Class – B (a)	705

		6,958

	Oil & Gas Exploration & Production — 1.31%
39,100	Apache Corp.	2,914
23,400	Devon Energy Corp.	1,538

		4,452

	Other Diversified Financial Services — 3.07%
335,100	Bank of America Corp.	4,718
375,800	Citigroup, Inc.	2,522
101,000	JPMorgan Chase & Co.	3,184

		10,424

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Institutional Value Equity Portfolio

Portfolio of Investments (continued) — December 31, 2008 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	AllianceBernstein L.P. (continued)
	Packaged Foods & Meats — 0.16%
59,996	Tyson Foods, Inc., Class – A	$526

	Pharmaceuticals — 4.57%
57,200	Bristol-Myers Squibb Co.	1,330
178,000	Merck & Co., Inc.	5,411
261,200	Pfizer, Inc.	4,626
30,000	Sanofi-Aventis – ADR	965
73,200	Schering-Plough Corp.	1,247
52,100	Wyeth	1,954

		15,533

	Property & Casualty Insurance — 1.53%
86,300	The Allstate Corp.	2,827
52,700	The Travelers Cos., Inc.	2,382

		5,209

	Regional Banks — 0.04%
18,180	Fifth Third Bancorp	150

	Systems Software — 0.19%
48,200	Symantec Corp. (a)	652

	Tobacco — 1.17%
131,600	Altria Group, Inc.	1,982
46,000	Philip Morris International, Inc.	2,001

		3,983

	Wireless Telecommunication Services — 0.19%
348,000	Sprint Nextel Corp. (a)	637

	Total AllianceBernstein L.P.	113,400

	Institutional Capital, LLC — 25.39%
	Advertising — 0.29%
36,412	Omnicom Group, Inc.	980

	Aerospace & Defense — 0.74%
76,089	Honeywell International, Inc.	2,498

	Asset Management & Custody Banks — 0.63%
74,944	Bank of New York Mellon Corp.	2,123

	Biotechnology — 0.09%
3,650	Genentech, Inc. (a)	303

	Brewers — 0.22%
15,180	Molson Coors Brewing Co., Class – B	743

	Building Products — 0.26%
80,191	Masco Corp.	892

	Communications Equipment — 1.58%
184,615	Cisco Systems, Inc. (a)	3,009
65,550	QUALCOMM, Inc.	2,349

		5,358

	Computer Hardware — 0.96%
90,048	Hewlett-Packard Co.	3,268

	Consumer Finance — 0.52%
55,840	Capital One Financial Corp.	1,781

Shares	Security Description	Value (000)
	Diversified Banks — 0.69%
79,890	Wells Fargo & Co.	$2,355

	Diversified Chemicals — 0.70%
93,750	E.I. du Pont de Nemours & Co.	2,372

	Drug Retail — 1.11%
131,257	CVS Caremark Corp.	3,772

	General Merchandise Stores — 0.51%
49,915	Target Corp.	1,724

	Gold — 0.41%
33,950	Newmont Mining Corp.	1,382

	Health Care Equipment — 0.26%
28,160	Medtronic, Inc.	885

	Home Improvement Retail — 0.76%
119,340	Lowe’s Cos., Inc.	2,568

	Hotels, Resorts & Cruise Lines — 0.12%
49,756	InterContinental Hotels Group PLC – ADR	416

	Integrated Oil & Gas — 2.41%
7,513	Exxon Mobil Corp.	600
57,680	Marathon Oil Corp.	1,578
59,176	Occidental Petroleum Corp.	3,550
44,290	Total SA – ADR	2,449

		8,177

	Integrated Telecommunication Services — 0.34%
41,087	AT&T, Inc.	1,171

	IT Consulting & Other Services — 0.09%
9,430	Accenture Ltd., Class – A	309

	Life & Health Insurance — 0.20%
19,880	MetLife, Inc.	693

	Movies & Entertainment — 1.51%
283,979	News Corp., Class – A	2,581
133,822	Viacom, Inc., Class – B (a)	2,551

		5,132

	Oil & Gas Equipment & Services — 0.72%
76,654	Baker Hughes, Inc.	2,458

	Other Diversified Financial Services — 0.95%
27,100	Bank of America Corp.	382
90,549	JPMorgan Chase & Co.	2,855

		3,237

	Personal Products — 0.15%
20,898	Avon Products, Inc.	502

	Pharmaceuticals — 3.81%
55,111	Johnson & Johnson, Inc.	3,297
71,530	Novartis AG – ADR	3,559
122,226	Schering-Plough Corp.	2,082
107,423	Wyeth	4,030

		12,968

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Institutional Value Equity Portfolio

Portfolio of Investments (continued) — December 31, 2008 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Institutional Capital, LLC (continued)
	Property & Casualty Insurance — 0.89%
57,462	ACE Ltd.	$3,041

	Railroads — 0.54%
56,950	CSX Corp.	1,849

	Semiconductors — 0.67%
145,757	Texas Instruments, Inc.	2,262

	Soft Drinks — 2.14%
65,244	PepsiCo, Inc.	3,573
81,930	The Coca Cola Co.	3,709

		7,282

	Wireless Telecommunication Services — 1.12%
186,840	Vodafone Group PLC – Sponsored ADR	3,819

	Total Institutional Capital, LLC	86,320

	SSgA Funds Management, Inc. — 35.18%
	Advertising — 0.01%
2,091	Interpublic Group of Cos., Inc. (a)	8
625	Omnicom Group, Inc.	17

		25

	Aerospace & Defense — 0.60%
469	Alliant Techsystems, Inc. (a)	40
10,737	General Dynamics Corp.	619
788	L-3 Communications Holdings, Inc.	58
6,889	Northrop Grumman Corp.	310
7,346	Raytheon Co.	375
2,769	Spirit Aerosystems Holdings, Inc., Class – A (a)	28
11,302	United Technologies Corp.	606

		2,036

	Agricultural Products — 0.21%
17,473	Archer-Daniels-Midland Co.	504
3,252	Bunge Ltd.	168
1,956	Corn Products International, Inc.	57

		729

	Air Freight & Logistics — 0.16%
8,393	FedEx Corp.	539
230	UTi Worldwide, Inc.	3

		542

	Airlines — 0.12%
3,760	AMR Corp. (a)	40
2,789	Continental Airlines, Inc., Class – B (a)	50
150	Copa Holdings SA, Class – A	5
12,051	Delta Air Lines, Inc. (a)	138
19,419	Southwest Airlines Co.	168

		401

Shares	Security Description	Value (000)
	Aluminum — 0.02%
4,826	Alcoa, Inc.	$54
275	Century Aluminum Co. (a)	3

		57

	Apparel Retail — 0.05%
1,274	American Eagle Outfitters, Inc.	12
784	AnnTaylor Stores Corp. (a)	4
4,493	Foot Locker, Inc.	33
2,657	Limited Brands, Inc.	27
6,858	The Gap, Inc.	92

		168

	Apparel, Accessories & Luxury — 0.04%
2,063	Jones Apparel Group, Inc.	12
2,101	Liz Claiborne, Inc.	6
120	Phillips-Van Heusen Corp.	2
2,336	V.F. Corp.	128

		148

	Application Software — 0.05%
2,957	Amdocs Ltd. (a)	54
7,090	Cadence Design Systems, Inc. (a)	26
2,730	Compuware Corp. (a)	18
4,047	Synopsys, Inc. (a)	75

		173

	Asset Management & Custody Banks — 0.42%
4,826	Allied Capital Corp.	13
5,238	American Capital Ltd.	17
5,855	Ameriprise Financial, Inc.	137
138	BlackRock, Inc., Class – A	19
1,964	Franklin Resources, Inc.	125
9,102	Invesco Ltd.	131
108	Janus Capital Group, Inc.	1
3,573	Legg Mason, Inc.	78
535	Northern Trust Corp.	28
30,936	Bank of New York Mellon Corp.	876

		1,425

	Auto Parts & Equipment — 0.09%
1,890	Autoliv, Inc.	41
430	BorgWarner, Inc.	9
293	Federal-Mogul Corp., Class – A (a)	1
13,736	Johnson Controls, Inc.	249
1,072	TRW Automotive Holdings Corp. (a)	4

		304

	Automobile Manufacturers — 0.06%
62,598	Ford Motor Co. (a)	143
14,727	General Motors Corp.	47
523	Thor Industries, Inc.	7

		197

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Institutional Value Equity Portfolio

Portfolio of Investments (continued) — December 31, 2008 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Automotive Retail — 0.03%
3,205	AutoNation, Inc. (a)	$32
2,312	O’Reilly Automotive, Inc. (a)	71
894	Penske Automotive Group, Inc.	7

		110

	Biotechnology — 0.50%
29,354	Amgen, Inc. (a)	1,695

	Brewers — 0.04%
3,122	Molson Coors Brewing Co., Class – B	153

	Broadcasting — 0.07%
15,821	CBS Corp., Class – B	130
7,706	Discovery Communications, Inc., Class – C (a)	103
571	Hearst – Argyle Television, Inc.	3

		236

	Building Products — 0.05%
575	Armstrong World Industries, Inc.	13
9,732	Masco Corp.	108
1,965	Owens Corning (a)	34
621	USG Corp. (a)	5

		160

	Cable & Satellite — 0.35%
5,945	Cablevision Systems Corp., Class – A	100
53,694	Comcast Corp., Class – A	906
3,994	Liberty Global, Inc., Class – A (a)	64
2,360	Scripps Networks Interactive, Inc., Class – A	52
2,014	Time Warner Cable, Inc., Class – A (a)	43
7,691	Virgin Media, Inc.	39

		1,204

	Casinos & Gaming — 0.00%
792	Boyd Gaming Corp.	4
153	MGM Mirage, Inc. (a)	2

		6

	Catalog Retail — 0.02%
447	HSN, Inc. (a)	3
16,737	Liberty Media Corp. – Interactive, Class A (a)	52

		55

	Commercial Printing — 0.02%
5,935	R.R. Donnelley & Sons Co.	81

	Commodity Chemicals — 0.00%
593	Celanese Corp., Series – A	7

	Communications Equipment — 0.11%
3,365	ADC Telecommunications, Inc. (a)	19
8,632	Brocade Communications Systems, Inc. (a)	24
1,022	EchoStar Corp., Class – A (a)	15

Shares	Security Description	Value (000)
	Communications Equipment (continued)
2,178	JDS Uniphase Corp. (a)	$8
61,327	Motorola, Inc.	272
10,471	Tellabs, Inc. (a)	43

		381

	Computer & Electronics Retail — 0.01%
3,971	RadioShack Corp.	47

	Computer Hardware — 0.04%
371	Diebold, Inc.	11
300	NCR Corp. (a)	4
19,022	Sun Microsystems, Inc. (a)	73
2,246	Teradata Corp. (a)	33

		121

	Computer Storage & Peripherals — 0.10%
16,536	EMC Corp. (a)	173
2,038	Lexmark International, Inc. (a)	55
3,621	QLogic Corp. (a)	49
4,946	SanDisk Corp. (a)	47
6,168	Seagate Technology	27

		351

	Construction & Engineering — 0.03%
323	AECOM Technology Corp. (a)	10
712	KBR, Inc.	11
1,098	Quanta Services, Inc. (a)	21
1,815	URS Corp. (a)	74

		116

	Construction & Farm Machinery — 0.03%
651	AGCO Corp. (a)	15
195	Oshkosh Corp.	2
2,553	Terex Corp. (a)	44
2,266	Trinity Industries, Inc.	36

		97

	Construction Materials — 0.07%
144	Martin Marietta Materials, Inc.	14
2,983	Vulcan Materials Co.	208

		222

	Consumer Electronics — 0.00%
430	Harman International Industries, Inc.	7

	Consumer Finance — 0.17%
4,316	American Express Co.	80
2,929	AmeriCredit Corp. (a)	22
10,143	Capital One Financial Corp.	324
13,267	Discover Financial Services	126
1,063	SLM Corp. (a)	10
102	The Student Loan Corp.	4

		566

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Institutional Value Equity Portfolio

Portfolio of Investments (continued) — December 31, 2008 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Data Processing & Outsourced Services — 0.11%
1,692	Affiliated Computer Services, Inc., Class – A (a)	$78
4,184	Computer Sciences Corp. (a)	147
3,942	Convergys Corp. (a)	25
178	DST Systems, Inc. (a)	7
3,862	Fidelity National Information Services, Inc.	63
2,096	Lender Processing Services, Inc.	61

		381

	Department Stores — 0.11%
5,915	J.C. Penney Co., Inc.	116
1,893	Kohl’s Corp. (a)	68
11,286	Macy’s, Inc.	117
3,606	Saks, Inc. (a)	16
1,407	Sears Holding Corp. (a)	55

		372

	Distillers & Vintners — 0.03%
666	Brown-Forman Corp., Class – B	34
4,829	Constellation Brands, Inc., Class – A (a)	76

		110

	Distributors — 0.05%
4,337	Genuine Parts Co.	164

	Diversified Banks — 1.37%
4,042	Comerica, Inc.	80
47,074	U.S. Bancorp	1,177
58,617	Wachovia Corp.	325
104,480	Wells Fargo & Co.	3,080

		4,662

	Diversified Chemicals — 0.39%
1,654	Ashland, Inc.	17
1,659	Cabot Corp.	25
24,429	E.I. du Pont de Nemours & Co.	618
1,984	Eastman Chemical Co.	63
1,338	FMC Corp.	60
3,795	Huntsman Corp.	13
3,876	PPG Industries, Inc.	165
24,991	The Dow Chemical Co.	377

		1,338

	Diversified Metals & Mining — 0.08%
10,450	Freeport-McMoRan Copper & Gold, Inc., Class – B	255
1,993	Titanium Metals Corp.	18

		273

	Diversified Real Estate Activities — 0.00%
323	The St. Joe Co. (a)	8

Shares	Security Description	Value (000)
	Diversified REITs — 0.08%
2,492	Liberty Property Trust	$57
3,677	Vornado Realty Trust	222

		279

	Diversified Support Services — 0.02%
3,416	Cintas Corp.	79

	Drug Retail — 0.17%
17,822	CVS Caremark Corp.	512
10,555	Rite Aid Corp. (a)	3
2,041	Walgreen Co.	51

		566

	Education Services — 0.01%
2,394	Career Education Corp. (a)	43

	Electric Utilities — 1.27%
10,898	American Electric Power, Inc.	363
3,021	DPL, Inc.	69
33,958	Duke Energy Corp.	510
8,897	Edison International	286
1,483	Entergy Corp.	123
8,904	Exelon Corp.	495
8,311	FirstEnergy Corp.	404
11,003	FPL Group, Inc.	554
3,024	Great Plains Energy, Inc.	58
2,460	Hawaiian Electric Industries, Inc.	54
4,340	Northeast Utilities	104
4,654	NV Energy, Inc.	46
5,631	Pepco Holdings, Inc.	100
2,863	Pinnacle West Capital Corp.	92
7,066	Progress Energy, Inc.	282
20,734	The Southern Co.	767

		4,307

	Electrical Components & Equipment — 0.03%
1,094	Cooper Industries Ltd., Class – A	32
787	Hubbell, Inc., Class – B	26
1,791	Thomas & Betts Corp. (a)	43

		101

	Electronic Components — 0.01%
1,082	AVX Corp.	9
4,691	Vishay Intertechnology, Inc. (a)	16

		25

	Electronic Manufacturing Services — 0.08%
2,784	Jabil Circuit, Inc.	19
3,012	Molex, Inc.	43
13,007	Tyco Electronics Ltd.	211

		273

	Environmental & Facilities Services — 0.13%
5,095	Republic Services, Inc., Class – A	126
9,554	Waste Management, Inc.	317

		443

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Institutional Value Equity Portfolio

Portfolio of Investments (continued) — December 31, 2008 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Fertilizers & Agricultural Chemicals — 0.01%
425	Intrepid Potash, Inc. (a)	$9
298	The Scotts Miracle-Gro Co.	9

		18

	Food Retail — 0.19%
9,999	Kroger Co.	264
11,893	Safeway, Inc.	283
6,071	SUPERVALU, Inc.	88

		635

	Forest Products — 0.05%
5,766	Weyerhaeuser Co.	176

	Gas Utilities — 0.14%
1,961	AGL Resources, Inc.	61
2,434	Atmos Energy Corp.	58
1,509	Energen Corp.	44
2,134	National Fuel Gas Co.	67
2,727	ONEOK, Inc.	79
2,860	Questar Corp.	94
2,781	UGI Corp.	68

		471

	General Merchandise Stores — 0.04%
3,360	Family Dollar Stores, Inc.	88
1,543	Target Corp.	53

		141

	Health Care Distributors — 0.09%
3,750	AmerisourceBergen Corp.	134
2,462	Cardinal Health, Inc.	85
98	Henry Schein, Inc. (a)	4
2,023	McKesson Corp.	78

		301

	Health Care Equipment — 0.32%
262	Beckman Coulter, Inc.	12
38,022	Boston Scientific Corp. (a)	294
13,411	Covidien Ltd.	486
1,416	Hill-Rom Holdings, Inc.	23
3,808	Hologic, Inc. (a)	50
3,649	Hospira, Inc. (a)	98
1,002	Teleflex, Inc.	50
2,008	Zimmer Holdings, Inc. (a)	81

		1,094

	Health Care Facilities — 0.04%
718	Brookdale Senior Living, Inc.	4
2,019	Community Health Systems, Inc. (a)	29
1,443	Health Management Associates, Inc., Class – A (a)	3
1,439	LifePoint Hospitals, Inc. (a)	33

Shares	Security Description	Value (000)
	Health Care Facilities (continued)
5,334	Tenet Healthcare Corp. (a)	$6
1,240	Universal Health Services, Inc., Class – B	47

		122

	Health Care Services — 0.04%
447	DaVita, Inc. (a)	22
150	Lincare Holdings, Inc. (a)	4
2,667	Omnicare, Inc.	74
98	Pediatrix Medical Group, Inc. (a)	3
698	Quest Diagnostics, Inc.	37

		140

	Health Care Supplies — 0.01%
1,102	Inverness Medical Innovations, Inc. (a)	21
1,068	The Cooper Cos., Inc.	17

		38

	Health Care Technology — 0.03%
3,172	HLTH Corp. (a)	33
3,882	IMS Health, Inc.	59

		92

	Home Furnishings — 0.04%
4,536	Leggett & Platt, Inc.	69
1,515	Mohawk Industries, Inc. (a)	65

		134

	Home Improvement Retail — 0.55%
45,641	Home Depot, Inc.	1,050
37,536	Lowe’s Cos., Inc.	808

		1,858

	Homebuilding — 0.10%
3,294	Centex Corp.	35
8,225	D.R. Horton, Inc.	58
2,093	KB HOME	29
3,750	Lennar Corp.	33
889	M.D.C. Holdings, Inc.	27
91	NVR, Inc. (a)	42
4,797	Pulte Homes, Inc.	52
3,427	Toll Brothers, Inc. (a)	73

		349

	Homefurnishing Retail — 0.01%
1,134	Bed Bath & Beyond, Inc. (a)	29
2,010	Williams-Sonoma, Inc.	16

		45

	Hotels, Resorts & Cruise Lines — 0.10%
9,491	Carnival Corp.	231
469	Choice Hotels International, Inc.	14
447	Interval Leisure Group, Inc. (a)	2
150	Orient-Express Hotels Ltd., Class – A	1
3,878	Royal Caribbean Cruises Ltd.	53
5,568	Wyndham Worldwide Corp.	37

		338

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Institutional Value Equity Portfolio

Portfolio of Investments (continued) — December 31, 2008 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Household Appliances — 0.09%
1,637	Black & Decker Corp.	$69
1,650	Snap-on, Inc.	65
2,032	The Stanley Works	69
2,105	Whirlpool Corp.	87

		290

	Household Products — 1.08%
6,732	Kimberly-Clark Corp.	355
51,238	Procter & Gamble Co.	3,167
2,553	The Clorox Co.	142

		3,664

	Housewares & Specialties — 0.08%
4,066	Fortune Brands, Inc.	168
1,545	Jarden Corp. (a)	18
7,434	Newell Rubbermaid, Inc.	72

		258

	Human Resource & Employment Services — 0.02%
1,886	Manpower, Inc.	64

	Hypermarkets & Super Centers — 0.21%
1,557	BJ’s Wholesale Club, Inc. (a)	53
11,726	Wal-Mart Stores, Inc.	658

		711

	Independent Power Producers & Energy Traders — 0.06%
484	Constellation Energy Group, Inc.	12
12,755	Dynegy, Inc., Class – A (a)	26
1,437	Mirant Corp. (a)	27
4,088	NRG Energy, Inc. (a)	95
10,220	Reliant Energy, Inc. (a)	59

		219

	Industrial Conglomerates — 1.40%
1,439	Carlisle Cos., Inc.	30
284,452	General Electric Co.	4,608
6,171	Tyco International Ltd.	133

		4,771

	Industrial Machinery — 0.33%
1,633	Crane Co.	28
2,058	Danaher Corp.	117
619	Dover Corp.	20
2,497	Eaton Corp.	124
792	Flowserve Corp.	41
1,390	Gardner Denver, Inc. (a)	32
141	IDEX Corp.	3
11,948	Illinois Tool Works, Inc.	419
6,933	Ingersoll-Rand Co., Ltd., Class – A	120
1,121	ITT Corp.	52
1,515	Kennametal, Inc.	34

Shares	Security Description	Value (000)
	Industrial Machinery (continued)
323	Lincoln Electric Holdings, Inc.	$16
2,576	Pentair, Inc.	61
1,924	The Timken Co.	38

		1,105

	Industrial REITs — 0.05%
2,695	AMB Property Corp.	63
7,586	ProLogis	105

		168

	Insurance Brokers — 0.23%
7,536	Aon Corp.	344
2,476	Arthur J. Gallagher & Co.	64
2,355	Brown & Brown, Inc.	49
13,734	Marsh & McLennan Cos., Inc.	334

		791

	Integrated Oil & Gas — 4.73%
55,894	Chevron Corp.	4,135
41,627	ConocoPhillips	2,156
116,370	Exxon Mobil Corp.	9,290
18,978	Marathon Oil Corp.	519

		16,100

	Integrated Telecommunication Services — 2.21%
160,620	AT&T, Inc.	4,578
2,751	CenturyTel, Inc.	75
1,899	Embarq Corp.	68
13	FairPoint Communications, Inc.	—
6,461	Frontier Communications Corp.	56
21,063	Qwest Communications International, Inc.	77
77,079	Verizon Communications, Inc.	2,613
6,170	Windstream Corp.	57

		7,524

	Internet Retail — 0.02%
5,702	Expedia, Inc. (a)	47
907	Ticketmaster Entertainment, Inc. (a)	6

		53

	Internet Software & Services — 0.01%
1,959	IAC/InterActiveCorp. (a)	31

	Investment Banking & Brokerage — 0.58%
7,372	E*TRADE Group, Inc. (a)	9
10,812	Goldman Sachs Group, Inc.	912
3,774	Jefferies Group, Inc.	53
41,388	Merrill Lynch & Co., Inc.	482
973	MF Global Ltd. (a)	2
28,240	Morgan Stanley	453
2,595	Raymond James Financial, Inc.	44

		1,955

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Institutional Value Equity Portfolio

Portfolio of Investments (continued) — December 31, 2008 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	IT Consulting & Other Services — 0.03%
4,653	SAIC, Inc. (a)	$91
2,593	Unisys Corp. (a)	2

		93

	Leisure Facilities — 0.01%
815	International Speedway Corp., Class – A	23

	Leisure Products — 0.06%
1,856	Hasbro, Inc.	54
9,650	Mattel, Inc.	155

		209

	Life & Health Insurance — 0.36%
5,418	Conseco, Inc. (a)	28
6,995	Lincoln National Corp.	132
13,882	MetLife, Inc.	484
1,264	Nationwide Financial Services, Inc.	66
6,926	Principal Financial Group, Inc.	156
2,315	Protective Life Corp.	33
1,292	StanCorp Financial Group, Inc.	54
2,304	Torchmark Corp.	103
9,199	Unum Corp.	171

		1,227

	Life Sciences Tools & Services — 0.10%
1,046	Charles River Laboratories International, Inc. (a)	27
1,787	Life Technologies Corp. (a)	42
1,797	PerkinElmer, Inc.	25
7,479	Thermo Electron Corp. (a)	255

		349

	Managed Health Care — 0.44%
4,606	Aetna, Inc.	131
6,556	CIGNA Corp.	111
3,382	Coventry Health Care, Inc. (a)	50
3,155	Health Net, Inc. (a)	34
2,069	Humana, Inc. (a)	77
21,037	UnitedHealth Group, Inc.	560
12,895	WellPoint, Inc. (a)	543

		1,506

	Marine — 0.01%
1,066	Alexander & Baldwin, Inc.	27

	Metal & Glass Containers — 0.09%
1,459	AptarGroup, Inc.	52
2,338	Ball Corp.	97
3,161	Owens – Illinois, Inc. (a)	86
3,382	Pactiv Corp. (a)	84

		319

Shares	Security Description	Value (000)
	Mortgage REITs — 0.08%
14,596	Annaly Capital Management, Inc.	$232
4,644	CapitalSource, Inc.	21
5,640	iStar Financial, Inc.	13

		266

	Motorcycle Manufacturers — 0.00%
717	Harley-Davidson, Inc.	12

	Movies & Entertainment — 0.68%
345	Ascent Media Corp., Class – A (a)	8
3,119	Liberty Media Corp. – Capital, Series A (a)	15
37,360	News Corp., Class – A	340
1,987	Regal Entertainment Group, Class – A	20
45,490	The Walt Disney Co.	1,032
86,027	Time Warner, Inc.	865
749	Viacom, Inc., Class – B (a)	14
586	Warner Music Group Corp.	2

		2,296

	Multi-line Insurance — 0.23%
2,028	American Financial Group, Inc.	46
64,670	American International Group, Inc.	102
403	American National Insurance Co.	30
3,180	Assurant, Inc.	95
13,072	Genworth Financial, Inc., Class – A	37
3,141	HCC Insurance Holdings, Inc.	84
8,505	Loews Corp.	240
8,373	The Hartford Financial Services Group, Inc.	138
1,062	Unitrin, Inc.	17

		789

	Multi-Sector Holdings — 0.03%
4,741	Leucadia National Corp. (a)	94

	Multi-Utilities — 0.93%
2,941	Alliant Energy Corp.	86
5,717	Ameren Corp.	190
3,228	CenterPoint Energy, Inc.	41
6,122	CMS Energy Corp.	62
7,373	Consolidated Edison, Inc.	287
15,667	Dominion Resources, Inc.	561
4,336	DTE Energy Co.	155
1,988	Integrys Energy Group, Inc.	85
4,864	MDU Resources Group, Inc.	105
7,294	NiSource, Inc.	80
2,813	NSTAR	103
2,388	OGE Energy Corp.	62
9,682	PG&E Corp.	375
3,371	Puget Energy, Inc.	92
3,080	SCANA Corp.	110
6,757	Sempra Energy	288
5,455	TECO Energy, Inc.	67
2,207	Vectren Corp.	55
3,253	Wisconsin Energy Corp.	136
11,752	Xcel Energy, Inc.	218

		3,158

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Institutional Value Equity Portfolio

Portfolio of Investments (continued) — December 31, 2008 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Office Electronics — 0.06%
24,551	Xerox Corp.	$196

	Office REITs — 0.15%
971	Alexandria Real Estate Equities, Inc.	59
3,274	Boston Properties, Inc.	180
2,182	Brandywine Realty Trust	17
791	Digital Realty Trust, Inc.	26
3,183	Douglas Emmett, Inc.	42
4,343	Duke Realty Corp.	48
5,062	HRPT Properties Trust	17
695	Kilroy Realty Corp.	23
1,775	Mack-Cali Realty Corp.	43
1,638	SL Green Realty Corp.	42

		497

	Office Services & Supplies — 0.03%
2,759	Avery Dennison Corp.	90
544	Pitney Bowes, Inc.	14
1,663	Steelcase, Inc., Class – A	9

		113

	Oil & Gas Drilling — 0.07%
178	ENSCO International, Inc.	5
2,657	Helmerich & Payne, Inc.	61
1,984	Hercules Offshore, Inc. (a)	10
6,534	Nabors Industries Ltd. (a)	78
1,333	Patterson-UTI Energy, Inc.	15
1,336	Pride International, Inc. (a)	21
1,804	Rowan Cos., Inc.	29
200	Unit Corp. (a)	5

		224

	Oil & Gas Equipment & Services — 0.07%
7,898	BJ Services Co.	92
1,607	Exterran Holdings, Inc. (a)	34
1,097	Global Industries Ltd. (a)	4
2,043	Helix Energy Solutions Group, Inc. (a)	15
2,471	Key Energy Services, Inc. (a)	11
367	Oil States International, Inc. (a)	7
469	SEACOR Holdings, Inc. (a)	31
1,261	Tidewater, Inc.	51

		245

	Oil & Gas Exploration & Production — 0.95%
12,641	Anadarko Petroleum Corp.	487
9,063	Apache Corp.	676
1,550	Cabot Oil & Gas Corp.	40
9,237	Chesapeake Energy Corp.	149
2,134	Cimarex Energy Co.	57
12,038	Devon Energy Corp.	791
1,312	Encore Acquisition Co. (a)	34
1,663	EOG Resources, Inc.	111

Shares	Security Description	Value (000)
	Oil & Gas Exploration & Production (continued)
2,812	Forest Oil Corp. (a)	$46
625	Mariner Energy, Inc. (a)	6
3,420	Newfield Exploration Co. (a)	68
4,281	Noble Energy, Inc.	211
521	Petrohawk Energy Corp. (a)	8
3,498	Pioneer Natural Resources Co.	57
144	Plains Exploration & Production Co. (a)	3
904	St. Mary Land & Exploration Co.	18
13,408	XTO Energy, Inc.	473

		3,235

	Oil & Gas Refining & Marketing — 0.12%
1,262	Sunoco, Inc.	55
3,114	Tesoro Corp.	41
14,328	Valero Energy Corp.	310

		406

	Oil & Gas Storage & Transportation — 0.14%
14,804	El Paso Corp.	116
723	Overseas Shipholding Group, Inc.	30
3,399	Southern Union Co.	44
17,251	Spectra Energy Corp.	272
1,116	Teekay Corp.	22

		484

	Other Diversified Financial Services — 1.78%
135,414	Bank of America Corp.	1,906
147,081	Citigroup, Inc.	987
100,123	JPMorgan Chase & Co.	3,157

		6,050

	Packaged Foods & Meats — 0.82%
2,847	Campbell Soup Co.	85
12,393	ConAgra Foods, Inc.	205
796	Dean Foods Co. (a)	14
5,466	Del Monte Foods Co.	39
8,349	General Mills, Inc.	507
3,855	H.J. Heinz Co.	145
1,867	Hormel Foods Corp.	58
2,851	Kellogg Co.	125
39,687	Kraft Foods, Inc.	1,066
2,050	McCormick & Co., Inc.	65
18,724	Sara Lee Corp.	183
3,386	Smithfield Foods, Inc. (a)	48
2,041	The Hershey Co.	71
2,583	The J.M. Smucker Co.	112
6,761	Tyson Foods, Inc., Class – A	59

		2,782

	Paper Packaging — 0.07%
2,546	Bemis Co., Inc.	60
2,156	Packaging Corp. of America	29
4,099	Sealed Air Corp.	61
6,546	Smurfit-Stone Container Corp. (a)	2

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Institutional Value Equity Portfolio

Portfolio of Investments (continued) — December 31, 2008 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Paper Packaging (continued)
2,701	Sonoco Products Co.	$63
2,362	Temple – Inland, Inc.	11

		226

	Paper Products — 0.06%
11,789	Domtar Corp. (a)	20
11,390	International Paper Co.	134
4,567	MeadWestvaco Corp.	51

		205

	Personal Products — 0.02%
1,936	Alberto – Culver Co.	47
567	NBTY, Inc. (a)	9

		56

	Pharmaceuticals — 3.14%
4,750	Bristol-Myers Squibb Co.	111
24,458	Eli Lilly & Co.	985
173	Endo Pharmaceuticals Holdings, Inc. (a)	5
7,622	Forest Laboratories, Inc. (a)	194
56,191	Johnson & Johnson, Inc.	3,362
6,521	King Pharmaceuticals, Inc. (a)	69
41,358	Merck & Co., Inc.	1,257
6,591	Mylan Laboratories, Inc. (a)	65
182,971	Pfizer, Inc.	3,240
1,422	Watson Pharmaceuticals, Inc. (a)	38
36,038	Wyeth	1,352

		10,678

	Photographic Products — 0.01%
7,297	Eastman Kodak Co.	48

	Property & Casualty Insurance — 0.88%
147	Alleghany Corp. (a)	41
1,262	Allied World Assurance Holdings Ltd.	51
3,148	AXIS Capital Holdings Ltd.	92
3,911	Cincinnati Financial Corp.	114
619	CNA Financial Corp.	10
737	Erie Indemnity Co., Class – A	28
5,810	Fidelity National Financial, Inc., Class – A	103
1,368	Hanover Insurance Group, Inc.	59
238	Markel Corp. (a)	71
5,424	MBIA, Inc. (a)	22
647	Mercury General Corp.	30
6,214	Old Republic International Corp.	74
425	OneBeacon Insurance Group Ltd.	4
14,951	The Allstate Corp.	490
9,875	The Chubb Corp.	504
2,377	The First American Corp.	69
18,462	The Progressive Corp.	273
16,422	The Travelers Cos., Inc.	742
3,789	W.R. Berkley Corp.	117

Shares	Security Description	Value (000)
	Property & Casualty Insurance (continued)
39	Wesco Financial Corp.	$11
239	White Mountains Insurance Group Ltd.	64
8,246	XL Capital Ltd., Class – A	31

		3,000

	Publishing — 0.08%
5,931	Gannett Co., Inc.	48
1,102	Meredith Corp.	18
293	The E.W. Scripps Co., Class – A	1
4,501	The McGraw-Hill Cos., Inc.	104
3,638	The New York Times Co., Class – A	27
162	The Washington Post Co., Class – B	63

		261

	Railroads — 0.10%
350	Kansas City Southern Industries, Inc. (a)	7
7,293	Norfolk Southern Corp.	343

		350

	Real Estate Services — 0.01%
4,328	CB Richard Ellis Group, Inc., Class – A (a)	19
1,044	Jones Lang LaSalle, Inc.	29

		48

	Regional Banks — 0.83%
3,257	Associated Banc-Corp	68
2,419	BancorpSouth, Inc.	57
1,306	Bank of Hawaii Corp.	59
14,850	BB&T Corp.	408
579	BOK Financial Corp.	23
1,089	City National Corp.	53
1,661	Commerce Bancshares, Inc.	73
1,614	Cullen/Frost Bankers, Inc.	82
14,012	Fifth Third Bancorp	116
146	First Citizens BancShares, Inc., Class – A	22
5,561	First Horizon National Corp.	59
4,502	Fulton Financial Corp.	43
10,249	Huntington Bancshares, Inc.	79
12,822	KeyCorp	109
1,798	M & T Bank Corp.	103
6,762	Marshall & Ilsley Corp.	92
54,667	National City Corp.	99
9,386	PNC Financial Services Group, Inc.	460
8,165	Popular, Inc.	42
18,400	Regions Financial Corp.	146
9,588	SunTrust Banks, Inc.	283
8,205	Synovus Financial Corp.	68
3,711	TCF Financial Corp.	51
3,470	Valley National Bancorp	70
1,305	Webster Financial Corp.	18
1,999	Whitney Holding Corp.	32
1,744	Wilmington Trust Corp.	39
3,248	Zions Bancorp	80

		2,834

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Institutional Value Equity Portfolio

Portfolio of Investments (continued) — December 31, 2008 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Reinsurance — 0.16%
1,196	Arch Capital Group Ltd. (a)	$84
1,394	Endurance Specialty Holdings Ltd.	43
1,643	Everest Re Group Ltd.	125
1,422	PartnerRe Ltd.	101
1,935	Reinsurance Group of America, Inc.	83
1,611	RenaissanceRe Holdings Ltd.	83
657	Transatlantic Holdings, Inc.	26

		545

	Research and Consulting Services — 0.02%
1,665	Equifax, Inc.	44
425	The Dun & Bradstreet Corp.	33

		77

	Residential REITs — 0.15%
1,856	Apartment Investment & Management Co., Class – A	21
2,088	AvalonBay Communities, Inc.	126
1,378	BRE Properties, Class – A	39
443	Camden Property Trust	14
7,346	Equity Residential	219
510	Essex Property Trust, Inc.	39
3,880	UDR, Inc.	54

		512

	Restaurants — 0.05%
2,824	McDonald’s Corp.	176

	Retail REITs — 0.10%
1,665	CBL & Associates Properties, Inc.	11
2,830	Developers Diversified Realty Corp.	14
1,098	Federal Realty Investment Trust	68
2,170	General Growth Properties, Inc.	3
5,754	Kimco Realty Corp.	105
1,833	Regency Centers Corp.	85
1,988	Weingarten Realty Investors	41

		327

	Security & Alarm Services — 0.00%
473	Corrections Corp. of America (a)	8

	Semiconductor Equipment — 0.01%
141	KLA-Tencor Corp.	3
141	Lam Research Corp. (a)	3
1,656	Novellus Systems (a)	21
1,461	Teradyne, Inc. (a)	6

		33

	Semiconductors — 0.15%
13,754	Advanced Micro Devices, Inc. (a)	30
4,273	Atmel Corp. (a)	13
1,372	Cree, Inc. (a)	22
3,165	Fairchild Semiconductor International, Inc. (a)	15

Shares	Security Description	Value (000)
	Semiconductors (continued)
2,022	Integrated Device Technology, Inc. (a)	$11
21,206	Intel Corp.	311
1,417	International Rectifier Corp. (a)	19
2,628	Intersil Corp., Class – A	24
4,268	LSI Logic Corp. (a)	14
16,909	Micron Technology, Inc. (a)	45

		504

	Soft Drinks — 0.38%
8,566	Coca Cola Enterprises, Inc.	103
6,780	Dr. Pepper Snapple Group, Inc. (a)	110
1,839	PepsiAmericas, Inc.	38
2,537	PepsiCo, Inc.	139
18,513	The Coca Cola Co.	838
3,551	The Pepsi Bottling Group, Inc.	80

		1,308

	Specialized Consumer Services — 0.01%
7,896	Service Corp. International	39
150	Weight Watchers International, Inc.	5

		44

	Specialized Finance — 0.11%
7,485	CIT Group, Inc.	34
535	CME Group, Inc.	111
5,277	Moody’s Corp.	106
2,979	NYSE Euronext	82
1,607	The Nasdaq Stock Market, Inc. (a)	40

		373

	Specialized REITs — 0.30%
6,115	HCP, Inc.	170
2,412	Health Care REIT, Inc.	102
2,632	Hospitality Properties Trust	39
14,026	Host Hotels & Resorts, Inc.	106
2,412	Nationwide Health Properties, Inc.	69
3,115	Plum Creek Timber Co., Inc.	108
3,403	Public Storage, Inc.	271
1,803	Rayonier, Inc.	57
2,931	Ventas, Inc.	98

		1,020

	Specialty Chemicals — 0.09%
4,207	Chemtura Corp.	6
1,244	Cytec Industries, Inc.	26
1,799	Lubrizol Corp.	65
230	Nalco Holding Co.	3
562	Rohm & Haas Co.	35
3,361	RPM International, Inc.	45
1,649	Sigma-Aldrich Corp.	70
2,937	The Valspar Corp.	53

		303

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Institutional Value Equity Portfolio

Portfolio of Investments (continued) — December 31, 2008 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Specialty Stores — 0.03%
777	Barnes & Noble, Inc.	$12
6,500	Office Depot, Inc. (a)	19
1,644	OfficeMax, Inc.	13
2,084	Signet Jewelers Ltd.	18
2,859	Staples, Inc.	51

		113

	Steel — 0.14%
1,068	Carpenter Technology Corp.	22
3,108	Commercial Metals Co.	37
6,754	Nucor Corp.	312
1,585	Reliance Steel & Aluminum Co.	32
549	Schnitzer Steel Industries, Inc., Class – A	21
2,976	Steel Dynamics, Inc.	33
93	United States Steel Corp.	3

		460

	Systems Software — 0.13%
5,535	CA, Inc.	102
345	McAfee, Inc. (a)	12
5,342	Novell, Inc. (a)	21
22,840	Symantec Corp. (a)	309

		444

	Technology Distributors — 0.05%
3,126	Arrow Electronics, Inc. (a)	59
2,255	Avnet, Inc. (a)	41
4,276	Ingram Micro, Inc., Class – A (a)	57
1,171	Tech Data Corp. (a)	21

		178

	Thrifts & Mortgage Finance — 0.18%
2,146	Astoria Financial Corp.	35
323	Capitol Federal Financial	15
24,228	Fannie Mae	18
446	Freddie Mac	—
9,055	Hudson City Bancorp, Inc.	145
2,950	MGIC Investment Corp.	10
9,166	New York Community Bancorp	110
9,235	Peoples United Financial, Inc.	165
11,095	Sovereign Bancorp, Inc. (a)	33
2,564	TFS Financial Corp.	33
77	Tree.com, Inc. (a)	—
2,232	Washington Federal, Inc.	33
36,120	Washington Mutual, Inc.	1

		598

	Tires & Rubber — 0.00%
1,993	The Goodyear Tire & Rubber Co. (a)	12

	Tobacco — 0.24%
14,090	Altria Group, Inc.	212
2,221	Lorillard, Inc.	125

Shares or Principal Amount (000)	Security Description	Value (000)
	Tobacco (continued)
4,714	Reynolds American, Inc.	$190
3,983	UST, Inc.	277

		804

	Trading Companies & Distributors — 0.01%
1,094	GATX Corp.	34
1,223	United Rentals, Inc. (a)	11
141	WESCO International, Inc. (a)	3

		48

	Trucking — 0.03%
1,644	Avis Budget Group, Inc. (a)	1
970	Con-Way, Inc.	26
7,318	Hertz Global Holdings, Inc. (a)	37
1,072	Ryder System, Inc.	42

		106

	Water Utilities — 0.03%
1,579	American Water Works Co., Inc.	33
3,613	Aqua America, Inc.	74

		107

	Wireless Telecommunication Services — 0.10%
173	Clearwire Corp., Class – A (a)	1
6,007	Crown Castle International Corp. (a)	106
1,262	Leap Wireless International, Inc. (a)	34
73,375	Sprint Nextel Corp. (a)	134
1,624	Telephone & Data Systems, Inc.	51
268	United States Cellular Corp. (a)	12

		338

	Total SSgA Funds Management, Inc.	119,644

	Total Common Stocks	319,364

	Time Deposits — 0.68%
	Institutional Capital, LLC — 0.68%
$2,321	Liquidity Management Control System Time Deposit, 0.01%, 1/2/09	2,321

	Total Time Deposits	2,321

	Money Market Mutual Funds — 0.60%
	SSgA Funds Management, Inc. — 0.60%
1,185,867	Alliance Money Market Fund Prime Portfolio, 1.05% (b)	1,186
851,156	Federated Prime Obligations Portfolio, 1.68% (b)	851

	Total Money Market Mutual Funds	2,037

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Institutional Value Equity Portfolio

Portfolio of Investments (concluded) — December 31, 2008 (Unaudited)

Principal Amount (000)	Security Description	Value (000)
	Treasury Bills — 0.12%
	SSgA Funds Management, Inc. — 0.12%
$417	U.S. Treasury Bill, 0.10%, 6/11/09 (c)(d)	$417

	Total Treasury Bills	417

	Total Investments (cost $381,652) — 95.32%	324,139
	Other assets in excess of liabilities — 4.68%	15,902

	Net Assets — 100.00%	$340,041

Amounts designated as “—” are $0 or have been rounded to $0.

Shares designated as “—” are fractional.

(a)	Represents non-income producing security.

(b)	Variable Rate Security. The rate reflected in the Portfolio of Investments is the rate in effect on December 31, 2008.

(c)	All or part of this security has been pledged as collateral for futures contracts held by the Portfolio.

(d)	Rate disclosed represents effective yield at purchase.

ADR — American Depositary Receipt

MGIC — Mortgage Guarantee Insurance Corporation

REITs — Real Estate Investment Trusts

Futures

SSgA Funds Management, Inc.

Number of Contracts	Futures Contracts Long Positions	Value (000)	Expiration	Unrealized Gain (000)
7	S&P 400 E-mini Future	$376	Mar-09	$18
51	S&P 500 E-mini Future	2,295	Mar-09	33

				$51

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Growth Equity Portfolio

Portfolio of Investments — December 31, 2008 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 98.71%
	Jennison Associates LLC — 37.04%
	Aerospace & Defense — 1.23%
44,238	Lockheed Martin Corp.	$3,719
66,822	Raytheon Co.	3,411

		7,130

	Application Software — 0.69%
188,066	Adobe Systems, Inc. (a)	4,004

	Biotechnology — 5.43%
95,168	Celgene Corp. (a)	5,261
113,596	Genentech, Inc. (a)	9,419
24,170	Genzyme Corp. (a)	1,604
294,841	Gilead Sciences, Inc. (a)	15,078

		31,362

	Communications Equipment — 3.34%
453,671	Cisco Systems, Inc. (a)	7,395
219,821	Qualcomm, Inc.	7,876
99,786	Research In Motion Ltd. (a)	4,049

		19,320

	Computer Hardware — 2.38%
57,571	Apple, Inc. (a)	4,914
184,131	Hewlett Packard Co.	6,682
25,900	International Business Machines Corp.	2,180

		13,776

	Data Processing & Outsourced Services — 1.04%
114,414	Visa, Inc., Class – A	6,001

	Drug Retail — 0.59%
118,182	CVS Caremark Corp.	3,397

	Fertilizers & Agricultural Chemicals — 0.92%
75,835	Monsanto Co.	5,335

	Footwear — 0.61%
69,117	NIKE, Inc., Class – B	3,525

	Health Care Equipment — 1.26%
135,800	Baxter International, Inc.	7,278

	Health Care Services — 0.79%
109,529	Medco Health Solutions, Inc. (a)	4,590

	Health Care Supplies — 0.99%
64,129	Alcon, Inc.	5,720

	Household Products — 1.27%
106,732	Colgate-Palmolive Co.	7,315

	Hypermarkets & Super Centers — 2.54%
118,053	Costco Wholesale Corp.	6,198
150,968	Wal-Mart Stores, Inc.	8,463

		14,661

	Integrated Oil & Gas — 0.24%
23,253	Occidental Petroleum Corp.	1,395

Shares	Security Description	Value (000)
	Internet Retail — 1.09%
122,212	Amazon.com, Inc. (a)	$6,267

	Internet Software & Services — 1.63%
30,558	Google, Inc., Class – A (a)	9,401

	Investment Banking & Brokerage — 1.11%
314,927	Charles Schwab Corp.	5,092
15,640	Goldman Sachs Group, Inc.	1,320

		6,412

	Life Sciences Tools & Services — 0.71%
120,107	Thermo Fisher Scientific, Inc. (a)	4,092

	Movies & Entertainment — 0.74%
188,472	The Walt Disney Co.	4,276

	Oil & Gas Equipment & Services — 0.91%
123,768	Schlumberger Ltd.	5,239

	Oil & Gas Exploration & Production — 0.71%
83,799	Southwestern Energy Co. (a)	2,428
47,700	XTO Energy, Inc.	1,682

		4,110

	Packaged Foods & Meats — 0.17%
27,900	Cadbury PLC – Sponsored ADR	995

	Pharmaceuticals — 4.23%
150,723	Abbott Laboratories	8,044
131,155	Mylan Laboratories, Inc. (a)	1,297
19,010	Roche Holdings AG – ADR	1,455
51,730	Shire PLC – ADR	2,317
157,512	Teva Pharmaceutical Industries Ltd. – ADR	6,705
122,355	Wyeth	4,590

		24,408

	Soft Drinks — 1.41%
80,600	PepsiCo, Inc.	4,414
82,762	The Coca-Cola Co.	3,747

		8,161

	Systems Software — 1.01%
195,200	Microsoft Corp.	3,795
114,250	Oracle Corp. (a)	2,025

		5,820

	Total Jennison Associates LLC	213,990

	SSgA Funds Management, Inc. — 23.96%
	Advertising — 0.06%
493	Clear Channel Outdoor Holdings, Inc. (a)	3
2,108	Lamar Advertising Co. (a)	27
9,140	Omnicom Group, Inc.	246
12,864	The Interpublic Group of Cos., Inc. (a)	51

		327

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Growth Equity Portfolio

Portfolio of Investments (continued) — December 31, 2008 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Aerospace & Defense — 0.84%
471	Alliant Techsystems, Inc. (a)	$41
1,536	BE Aerospace, Inc. (a)	12
23,597	Boeing Co.	1,007
3,952	Goodrich Corp.	146
23,516	Honeywell International, Inc.	772
2,998	L-3 Communications Holdings, Inc.	221
10,346	Lockheed Martin Corp.	870
2,692	Northrop Grumman Corp.	121
4,301	Precision Castparts Corp.	256
4,886	Raytheon Co.	249
5,125	Rockwell Collins, Inc.	200
17,452	United Technologies Corp.	936

		4,831

	Air Freight & Logistics — 0.30%
5,330	C.H. Robinson Worldwide, Inc.	293
6,666	Expeditors International of Washington, Inc.	222
21,428	United Parcel Service, Inc., Class – B	1,182
2,487	UTI Worldwide, Inc.	36

		1,733

	Airlines — 0.02%
4,465	AMR Corp. (a)	48
842	Copa Holdings SA, Class – A	25
4,769	Delta Air Lines, Inc. (a)	55

		128

	Alternative Carriers — 0.01%
45,485	Level 3 Communications, Inc. (a)	32

	Aluminum — 0.04%
19,892	Alcoa, Inc.	224
242	Century Aluminum Co. (a)	2

		226

	Apparel Retail — 0.13%
2,750	Abercrombie & Fitch Co., Class – A	63
3,824	American Eagle Outfitters, Inc.	36
581	AnnTaylor Stores Corp. (a)	3
2,121	Guess?, Inc.	33
5,777	Limited Brands, Inc.	58
4,370	Ross Stores, Inc.	130
7,621	The Gap, Inc.	102
13,350	The TJX Cos., Inc.	275
3,551	Urban Outfitters, Inc. (a)	53

		753

	Apparel, Accessories & Luxury — 0.06%
10,376	Coach, Inc. (a)	216
2,905	Hanesbrands, Inc. (a)	37
1,588	Phillips-Van Heusen Corp.	32
1,791	Polo Ralph Lauren Corp.	81

		366

Shares	Security Description	Value (000)
	Application Software — 0.22%
17,145	Adobe Systems, Inc. (a)	$365
2,445	Amdocs Ltd. (a)	45
2,697	ANSYS, Inc. (a)	75
7,050	Autodesk, Inc. (a)	138
5,760	Citrix Systems, Inc. (a)	136
4,244	Compuware Corp. (a)	29
1,418	FactSet Research Systems, Inc.	63
10,323	Intuit, Inc. (a)	245
5,776	Nuance Communications, Inc. (a)	60
3,431	Salesforce.com, Inc. (a)	110

		1,266

	Asset Management & Custody Banks — 0.21%
1,288	Affiliated Managers Group, Inc. (a)	54
403	BlackRock, Inc., Class – A	54
3,306	Eaton Vance Corp.	69
2,850	Federated Investors, Inc.	48
2,675	Franklin Resources, Inc.	171
840	GLG Partners, Inc.	2
1,843	Invesco Ltd.	27
4,947	Janus Capital Group, Inc.	40
6,248	Northern Trust Corp.	326
4,293	SEI Investments Co.	67
8,316	T. Rowe Price Group, Inc.	295
2,423	Waddell & Reed Financial, Inc., Class – A	37

		1,190

	Auto Parts & Equipment — 0.03%
3,165	BorgWarner, Inc.	69
4,672	Gentex Corp.	41
2,969	Johnson Controls, Inc.	54
1,972	WABCO Holdings, Inc.	31

		195

	Automobile Manufacturers — 0.00%
147	Thor Industries, Inc.	2

	Automotive Retail — 0.06%
3,070	Advance Auto Parts, Inc.	103
1,215	AutoZone, Inc. (a)	170
6,973	CarMax, Inc. (a)	55
1,623	O’Reilly Automotive, Inc. (a)	50

		378

	Biotechnology — 0.86%
4,558	Amylin Pharmaceuticals, Inc. (a)	49
9,154	Biogen Idec, Inc. (a)	436
3,156	BioMarin Pharmaceutical, Inc. (a)	56
14,551	Celgene Corp. (a)	804
2,174	Cephalon, Inc. (a)	168
14,619	Genentech, Inc. (a)	1,212
8,356	Genzyme Corp. (a)	555
28,943	Gilead Sciences, Inc. (a)	1,480
3,098	Life Technologies Corp. (a)	72

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Growth Equity Portfolio

Portfolio of Investments (continued) — December 31, 2008 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Biotechnology (continued)
108	New Abraxis, Inc. (a)	$7
4,827	Vertex Pharmaceuticals, Inc. (a)	147

		4,986

	Broadcasting — 0.00%
1,040	Central Eurpoean Media Enterprises Ltd., Class – A (a)	23
1	Citadel Broadcasting Co. (a)	—

		23

	Building Products — 0.01%
1,405	Lennox International, Inc.	45
610	USG Corp. (a)	5

		50

	Cable & Satellite — 0.23%
26,094	Comcast Corp., Class – A	440
17,362	DirecTV Group, Inc. (a)	398
6,491	DISH Network Corp., Class – A (a)	72
4,687	Liberty Global, Inc., Class – A (a)	75
16,027	Liberty Media Corp. – Entertainment, Class – A (a)	280
49,277	Sirius XM Radio, Inc. (a)	6
2,475	Time Warner Cable, Inc., Class – A (a)	53

		1,324

	Casinos & Gaming — 0.06%
9,891	International Game Technology, Inc.	118
5,803	Las Vegas Sands Corp. (a)	34
3,706	MGM Mirage, Inc. (a)	51
2,319	Penn National Gaming, Inc. (a)	49
1,833	Scientific Games Corp., Class – A (a)	32
1,816	Wynn Resorts Ltd. (a)	77

		361

	Catalog Retail — 0.00%
35	HSN, Inc. (a)	—

	Coal & Consumable Fuels — 0.09%
2,042	Alpha Natural Resources, Inc. (a)	33
4,691	Arch Coal, Inc.	76
5,593	CONSOL Energy, Inc.	160
757	Foundation Coal Holdings, Inc.	11
2,428	Massey Energy Co.	34
1,266	Patriot Coal Corp. (a)	8
8,608	Peabody Energy Corp.	196
1,621	Walter Industries, Inc.	28

		546

	Commodity Chemicals — 0.01%
4,088	Celanese Corp., Class – A	51

Shares	Security Description	Value (000)
	Communications Equipment — 1.02%
891	Brocade Communications Systems, Inc. (a)	$2
1,397	Ciena Corp. (a)	9
185,334	Cisco Systems, Inc. (a)	3,021
2,216	Commscope, Inc. (a)	34
50,026	Corning, Inc.	477
39	EchoStar Corp., Class – A (a)	1
2,653	F5 Networks, Inc. (a)	61
4,308	Harris Corp.	164
1,823	JDS Uniphase Corp. (a)	7
16,466	Juniper Networks, Inc. (a)	288
50,778	Qualcomm, Inc.	1,819

		5,883

	Computer & Electronics Retail — 0.07%
10,511	Best Buy Co., Inc.	296
5,086	Gamestop Corp. (a)	110

		406

	Computer Hardware — 1.65%
27,607	Apple, Inc. (a)	2,356
56,928	Dell, Inc. (a)	583
1,682	Diebold, Inc.	47
77,349	Hewlett Packard Co.	2,807
43,084	International Business Machines Corp.	3,626
4,578	NCR Corp. (a)	65
2,792	Teradata Corp. (a)	42

		9,526

	Computer Storage & Peripherals — 0.13%
46,159	EMC Corp. (a)	483
11,027	Network Appliance, Inc. (a)	154
696	SanDisk Corp. (a)	7
6,492	Seagate Technology	29
6,813	Western Digital Corp. (a)	78

		751

	Construction & Engineering — 0.15%
2,701	AECOM Technology Corp. (a)	83
5,676	Fluor Corp.	255
4,436	Foster Wheeler Ltd. (a)	104
3,846	Jacobs Engineering Group, Inc. (a)	185
4,505	KBR, Inc.	68
4,427	Quanta Services, Inc. (a)	88
2,545	The Shaw Group, Inc. (a)	52
573	URS Corp. (a)	23

		858

	Construction & Farm Machinery — 0.37%
2,047	AGCO Corp. (a)	48
2,289	Bucyrus International, Inc.	42
19,213	Caterpillar, Inc.	858
6,302	Cummins Engine, Inc.	169
13,354	Deere & Co.	512
3,347	Joy Global, Inc.	77

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Growth Equity Portfolio

Portfolio of Investments (continued) — December 31, 2008 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Construction & Farm Machinery (continued)
3,832	Manitowoc Co., Inc.	$33
835	Oshkosh Truck Corp.	7
11,611	PACCAR, Inc.	332
1,079	Toro Co.	36

		2,114

	Construction Materials — 0.02%
1,457	Eagle Materials, Inc.	27
1,210	Martin Marietta Materials, Inc.	117

		144

	Consumer Electronics — 0.02%
4,041	Garmin Ltd.	78
1,572	Harman International Industries, Inc.	26

		104

	Consumer Finance — 0.11%
27,054	American Express Co.	502
13,303	SLM Corp. (a)	118

		620

	Data Processing & Outsourced Services — 0.54%
703	Affiliated Computer Services, Inc., Class – A (a)	32
2,038	Alliance Data Systems Corp. (a)	95
16,228	Automatic Data Processing, Inc.	638
4,510	Broadridge Financial Solutions, Inc.	57
1,067	DST Systems, Inc. (a)	41
1,652	Fidelity National Information Services, Inc.	27
5,075	Fiserv, Inc. (a)	185
938	Genpact Ltd. (a)	8
2,497	Global Payments, Inc.	82
3,187	Hewitt Associates, Inc., Class – A (a)	90
826	Lender Processing Services, Inc.	24
2,349	Mastercard, Inc., Class – A	336
2,931	Metavante Technologies, Inc. (a)	47
2,533	NeuStar, Inc. (a)	48
10,358	Paychex, Inc.	272
23,781	The Western Union Co.	341
5,314	Total Systems Services, Inc.	74
14,140	Visa, Inc., Class – A	742

		3,139

	Department Stores — 0.06%
7,543	Kohl’s Corp. (a)	273
5,678	Nordstrom, Inc.	76

		349

	Distillers & Vintners — 0.03%
2,436	Brown-Forman Corp., Class – B	126
1,079	Central European Distribution Corp. (a)	21

		147

Shares	Security Description	Value (000)
	Distributors — 0.01%
4,466	LKQ Corp. (a)	$52

	Diversified Chemicals — 0.01%
984	FMC Corp.	44
400	Huntsman Corp.	2
620	PPG Industries, Inc.	26

		72

	Diversified Metals & Mining — 0.02%
6,925	Southern Copper Corp.	111
265	Titanium Metals Corp.	3

		114

	Diversified Real Estate Activities — 0.01%
2,494	The St. Joe Co. (a)	61

	Diversified Support Services — 0.03%
2,041	Copart, Inc. (a)	56
5,679	Iron Mountain, Inc. (a)	140

		196

	Drug Retail — 0.24%
24,502	CVS Caremark Corp.	704
28,692	Walgreen Co.	708

		1,412

	Education Services — 0.11%
4,015	Apollo Group, Inc., Class – A (a)	307
1,947	DeVry, Inc.	112
1,304	ITT Educational Services, Inc. (a)	124
420	Strayer Education, Inc.	90

		633

	Electric Utilities — 0.26%
5,328	Allegheny Energy, Inc.	180
125	DPL, Inc.	3
4,288	Entergy Corp.	357
10,454	Exelon Corp.	581
1,001	NV Energy, Inc.	10
11,727	PPL Corp.	360

		1,491

	Electrical Components & Equipment — 0.30%
3,347	AMETEK, Inc.	101
4,058	Cooper Industries Ltd., Class – A	119
24,759	Emerson Electric Co.	906
1,427	First Solar, Inc. (a)	197
1,621	General Cable Corp. (a)	29
890	Hubbell, Inc., Class – B	29
4,569	Rockwell Automation, Inc.	147
2,895	Roper Industries, Inc.	126
2,418	SunPower Corp., Class – A (a)	89

		1,743

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Growth Equity Portfolio

Portfolio of Investments (continued) — December 31, 2008 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Electronic Components — 0.03%
5,376	Amphenol Corp., Class – A	$129
1,548	Dolby Laboratories, Inc., Class – A (a)	51

		180

	Electronic Equipment & Instruments — 0.09%
11,358	Agilent Technologies, Inc. (a)	178
4,305	FLIR Systems, Inc. (a)	132
1,101	Itron, Inc. (a)	70
1,162	Mettler-Toledo International, Inc. (a)	78
1,856	National Instruments Corp.	45

		503

	Electronic Manufacturing Services — 0.02%
1,639	Jabil Circuit, Inc.	11
615	Molex, Inc.	9
3,799	Trimble Navigation Ltd. (a)	82

		102

	Environmental & Facilities Services — 0.08%
3,954	Covanta Holding Corp. (a)	87
4,720	Republic Services, Inc., Class – A	117
2,700	Stericycle, Inc. (a)	140
4,285	Waste Management, Inc.	142

		486

	Fertilizers & Agricultural Chemicals — 0.27%
1,799	CF Industries Holdings, Inc.	88
290	Intrepid Potash, Inc. (a)	6
17,170	Monsanto Co.	1,208
3,270	Terra Industries, Inc.	55
4,847	The Mosaic Co.	168
1,090	The Scotts Miracle-Gro Co., Class – A	32

		1,557

	Food Distributors — 0.08%
19,066	Sysco Corp.	437

	Food Retail — 0.05%
9,216	Kroger Co.	243
4,405	Whole Foods Market, Inc.	42

		285

	Footwear — 0.10%
11,091	NIKE, Inc., Class – B	566

	Gas Utilities — 0.04%
173	Energen Corp.	5
4,119	Equitable Resources, Inc.	138
2,094	Questar Corp.	69

		212

	General Merchandise Stores — 0.16%
2,419	Big Lots, Inc. (a)	35
2,764	Dollar Tree, Inc. (a)	116

Shares	Security Description	Value (000)
	General Merchandise Stores (continued)
168	Family Dollar Stores, Inc.	$4
22,950	Target Corp.	792

		947

	Gold — 0.10%
13,637	Newmont Mining Corp.	555

	Health Care Distributors — 0.13%
759	AmerisourceBergen Corp.	27
8,419	Cardinal Health, Inc.	290
2,590	Henry Schein, Inc. (a)	95
6,242	McKesson Corp.	242
3,896	Patterson Cos., Inc. (a)	73

		727

	Health Care Equipment — 0.82%
710	Advanced Medical Optics, Inc. (a)	5
19,620	Baxter International, Inc.	1,051
1,587	Beckman Coulter, Inc.	70
7,684	Becton, Dickinson & Co.	526
3,487	Boston Scientific Corp. (a)	27
3,070	C.R. Bard, Inc.	259
1,791	Edwards Lifesciences Corp. (a)	98
1,621	Gen-Probe, Inc. (a)	69
125	Hill-Rom Holdings, Inc.	2
4,010	Hologic, Inc. (a)	52
368	Hospira, Inc. (a)	10
1,886	IDEXX Laboratories, Inc. (a)	68
1,210	Intuitive Surgical, Inc. (a)	154
1,799	Kinetic Concepts, Inc. (a)	34
35,137	Medtronic, Inc.	1,104
2,450	ResMed, Inc. (a)	92
10,873	St. Jude Medical, Inc. (a)	358
9,883	Stryker Corp.	395
3,968	Varian Medical Systems, Inc. (a)	139
5,046	Zimmer Holdings, Inc. (a)	204

		4,717

	Health Care Facilities — 0.01%
384	Community Health Systems, Inc. (a)	6
2,642	Health Management Associates, Inc., Class – A (a)	5
4,526	Tenet Healthcare Corp. (a)	5
2,567	VCA Antech, Inc. (a)	51

		67

	Health Care Services — 0.29%
2,717	DaVita, Inc. (a)	135
6,699	Express Scripts, Inc. (a)	368
3,490	Laboratory Corp. of America Holdings (a)	225
2,088	Lincare Holdings, Inc. (a)	56
15,874	Medco Health Solutions, Inc. (a)	665
75	Omnicare, Inc.	2
1,291	Pediatrix Medical Group, Inc. (a)	41
4,066	Quest Diagnostics, Inc.	211

		1,703

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Growth Equity Portfolio

Portfolio of Investments (continued) — December 31, 2008 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Health Care Supplies — 0.03%
4,701	Dentsply International, Inc.	$133
1,449	Inverness Medical Innovations, Inc. (a)	27

		160

	Health Care Technology — 0.02%
2,155	Cerner Corp. (a)	83
623	HLTH Corp. (a)	6
658	IMS Health, Inc.	10

		99

	Home Entertainment Software — 0.05%
18,418	Activision Blizzard, Inc. (a)	159
9,609	Electronic Arts, Inc. (a)	154

		313

	Home Improvement Retail — 0.04%
2,329	Lowe’s Cos., Inc.	50
3,183	Sherwin-Williams Co.	190

		240

	Homebuilding — 0.00%
1	NVR, Inc. (a)	—
816	Pulte Homes, Inc.	9

		9

	Homefurnishing Retail — 0.03%
6,639	Bed Bath & Beyond, Inc. (a)	169
223	Williams-Sonoma, Inc.	2

		171

	Hotels, Resorts & Cruise Lines — 0.06%
2,862	Carnival Corp.	70
164	Choice Hotels International, Inc.	5
35	Interval Leisure Group, Inc. (a)	—
9,432	Marriott International, Inc., Class – A	183
549	Orient-Express Hotel Ltd., Class – A ADR	4
5,786	Starwood Hotels & Resorts Worldwide, Inc.	104

		366

	Household Products — 0.67%
2,164	Church & Dwight Co., Inc.	122
15,909	Colgate-Palmolive Co.	1,090
1,780	Energizer Holdings, Inc. (a)	96
5,566	Kimberly-Clark Corp.	294
35,089	Procter & Gamble Co.	2,169
1,427	The Clorox Co.	79

		3,850

	Human Resource & Employment Services — 0.02%
117	Manpower, Inc.	4
3,454	Monster Worldwide, Inc. (a)	42
4,531	Robert Half International, Inc.	94

		140

Shares	Security Description	Value (000)
	Hypermarkets & Super Centers — 0.68%
13,508	Costco Wholesale Corp.	$709
56,977	Wal-Mart Stores, Inc.	3,194

		3,903

	Independent Power Producers & Energy Traders — 0.09%
10,977	Calpine Corp. (a)	80
5,033	Constellation Energy Group	126
3,580	Mirant Corp. (a)	68
2,962	NRG Energy, Inc. (a)	69
21,828	The AES Corp. (a)	180

		523

	Industrial Conglomerates — 0.28%
22,056	3M Co.	1,269
39	Carlisle Cos., Inc.	1
7,048	McDermott International, Inc. (a)	70
8,087	Textron, Inc.	112
7,978	Tyco International Ltd.	172

		1,624

	Industrial Gases — 0.18%
6,573	Air Products & Chemicals, Inc.	330
2,545	Airgas, Inc.	99
9,985	Praxair, Inc.	593

		1,022

	Industrial Machinery — 0.29%
5,739	Danaher Corp.	325
2,536	Donaldson Co., Inc.	85
5,189	Dover Corp.	171
2,219	Eaton Corp.	110
876	Flowserve Corp.	45
1,790	Graco, Inc.	42
2,767	Harsco Corp.	77
2,395	IDEX Corp.	58
737	Illinois Tool Works, Inc.	26
1,970	Ingersoll-Rand Co. Ltd., Class – A	34
4,411	ITT Corp.	203
451	John Bean Technologies Corp.	4
281	Kennametal, Inc.	6
984	Lincoln Electric Holding, Inc.	50
3,963	Pall Corp.	113
5,212	Parker-Hannifin Corp.	222
1,691	SPX Corp.	69
590	Valmont Industries, Inc.	36

		1,676

	Insurance Brokers — 0.00%
420	Brown & Brown, Inc.	9

	Integrated Oil & Gas — 0.82%
30,639	Exxon Mobil Corp.	2,446
8,741	Hess Corp.	469

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Growth Equity Portfolio

Portfolio of Investments (continued) — December 31, 2008 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Integrated Oil & Gas (continued)
6,079	Murphy Oil Corp.	$270
25,714	Occidental Petroleum Corp.	1,542

		4,727

	Integrated Telecommunication Services — 0.04%
2,319	Embarq Corp.	83
1,213	Frontier Communications Corp.	10
24,072	Qwest Communications International, Inc.	88
7,255	Windstream Corp.	67

		248

	Internet Retail — 0.10%
9,908	Amazon.com, Inc. (a)	508
1,279	priceline.com, Inc. (a)	94
35	Ticketmaster Entertainment, Inc. (a)	1

		603

	Internet Software & Services — 0.62%
5,262	Akamai Technologies, Inc. (a)	79
35,454	eBay, Inc. (a)	495
1,087	Equinix, Inc. (a)	58
7,388	Google, Inc., Class – A (a)	2,273
39	IAC/InterActiveCorp. (a)	1
884	Sohu.com, Inc. (a)	42
6,233	VeriSign, Inc. (a)	119
147	WebMD Health Corp., Class – A (a)	3
43,232	Yahoo!, Inc. (a)	527

		3,597

	Investment Banking & Brokerage — 0.15%
29,870	Charles Schwab Corp.	483
1,258	E*Trade Group, Inc. (a)	1
1,520	Goldman Sachs Group, Inc.	128
1,405	Investment Technology Group, Inc. (a)	32
2,347	Lazard Ltd., Class – A	70
766	MF Global Ltd. (a)	2
1,955	Morgan Stanley	31
7,634	TD Ameritrade Holding Corp. (a)	109

		856

	IT Consulting & Other Services — 0.14%
18,614	Accenture Ltd., Class – A	610
9,038	Cognizant Tech Solutions Corp. (a)	163
1,223	SAIC, Inc. (a)	24
3,213	Unisys Corp. (a)	3

		800

	Leisure Products — 0.01%
1,666	Hasbro, Inc.	49

	Life & Health Insurance — 0.12%
15,077	AFLAC, Inc.	691

Shares	Security Description	Value (000)
	Life Sciences Tools & Services — 0.13%
1,145	Charles River Laboratories International, Inc. (a)	$30
1,862	Covance, Inc. (a)	86
3,638	Illumina, Inc. (a)	95
1,803	Millipore Corp. (a)	93
1,883	PerkinElmer, Inc.	26
3,346	Pharmaceutical Product Development, Inc.	97
1,240	Techne Corp.	80
4,398	Thermo Electron Corp. (a)	150
3,233	Waters Corp. (a)	118

		775

	Managed Health Care — 0.15%
9,911	Aetna, Inc.	282
649	CIGNA Corp.	11
479	Coventry Health Care, Inc. (a)	7
117	Health Net, Inc. (a)	1
3,081	Humana, Inc. (a)	115
14,570	UnitedHealth Group, Inc.	388
710	Wellcare Group, Inc. (a)	9
1,590	WellPoint, Inc. (a)	67

		880

	Marine — 0.01%
1,660	Kirby Corp. (a)	45

	Metal & Glass Containers — 0.03%
203	AptarGroup, Inc.	7
242	Ball Corp.	10
4,970	Crown Holdings, Inc. (a)	95
1,032	Greif, Inc., Class – A	35
1,374	Owens- Illinois, Inc. (a)	38

		185

	Motorcycle Manufacturers — 0.02%
6,864	Harley-Davidson, Inc.	116

	Movies & Entertainment — 0.16%
830	CTC Media, Inc. (a)	4
2,636	Dreamworks Animation SKG, Inc. (a)	67
29,330	News Corp., Class – A	267
6,991	The Walt Disney Co.	159
12,978	Time Warner, Inc.	130
16,399	Viacom, Inc., Class – B (a)	312

		939

	Multi-Utilities — 0.10%
6,747	CenterPoint Energy, Inc.	85
16,192	Public Service Enterprise Group, Inc.	472

		557

	Office Electronics — 0.01%
1,807	Zebra Technologies Corp., Class – A (a)	37

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Growth Equity Portfolio

Portfolio of Investments (continued) — December 31, 2008 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Office REITs — 0.01%
1,466	Digital Realty Trust, Inc.	$48
6	Kilroy Realty Corp.	—

		48

	Office Services & Supplies — 0.03%
5,835	Pitney Bowes, Inc.	149

	Oil & Gas Drilling — 0.11%
1,830	Atwood Oceanics, Inc. (a)	28
2,164	Diamond Offshore Drilling, Inc.	127
4,358	ENSCO International, Inc.	124
618	Nabors Industries Ltd. (a)	7
8,735	Noble Corp.	193
2,748	Patterson-UTI Energy, Inc.	32
3,873	Pride International, Inc. (a)	62
681	Rowan Cos., Inc.	11
1,171	Unit Corp. (a)	31

		615

	Oil & Gas Equipment & Services — 0.62%
9,893	Baker Hughes, Inc.	317
6,736	Cameron International Corp. (a)	138
2,867	Dresser-Rand Group, Inc. (a)	50
4,184	FMC Technologies, Inc. (a)	100
1,197	Global Industries Ltd. (a)	4
27,765	Halliburton Co.	505
156	Helix Energy Solutions Group, Inc. (a)	1
1,427	IHS, Inc., Class – A (a)	53
12,968	National Oilwell Varco, Inc. (a)	317
1,682	Oceaneering International, Inc. (a)	49
562	Oil States International, Inc. (a)	11
37,575	Schlumberger Ltd.	1,591
6,727	Smith International, Inc.	154
2,406	Superior Energy, Inc. (a)	38
1,255	TETRA Technologies, Inc. (a)	6
21,275	Weatherford International Ltd. (a)	230

		3,564

	Oil & Gas Exploration & Production — 0.26%
1,466	Cabot Oil & Gas Corp., Class – A	38
7,481	Chesapeake Energy Corp.	121
1,054	CNX Gas Corp. (a)	29
454	Continental Resources, Inc. (a)	9
7,626	Denbury Resources, Inc. (a)	83
173	Encore Acquisition Co. (a)	4
5,771	EOG Resources, Inc.	384
1	Hugoton Royalty Trust	—
1,055	Mariner Energy, Inc. (a)	11
134	Noble Energy, Inc.	7
7,891	Petrohawk Energy Corp. (a)	123
2,993	Plains Exploration & Production Co. (a)	70

Shares	Security Description	Value (000)
	Oil & Gas Exploration & Production (continued)
1,709	Quicksilver Resources, Inc. (a)	$10
4,928	Range Resources Corp.	169
1,740	SandRidge Energy, Inc. (a)	11
10,979	Southwestern Energy Co. (a)	318
376	St. Mary Land & Exploration Co.	8
523	W&T Offshore, Inc.	7
1,357	Whiting Petroleum Corp. (a)	45
1,835	XTO Energy, Inc.	65

		1,512

	Oil & Gas Refining & Marketing — 0.03%
3,373	Frontier Oil Corp.	43
1,496	Holly Corp.	27
2,064	Sunoco, Inc.	90
618	Tesoro Corp.	8

		168

	Oil & Gas Storage & Transportation — 0.06%
4,378	El Paso Corp.	34
1,474	Frontline Ltd.	44
18,318	Williams Cos., Inc.	265

		343

	Packaged Foods & Meats — 0.14%
3,473	Campbell Soup Co.	104
3,312	Dean Foods Co. (a)	60
968	General Mills, Inc.	59
5,415	H.J. Heinz Co.	204
2,476	Hershey Foods Corp.	86
4,614	Kellogg Co.	202
1,399	McCormick & Co., Inc.	45
748	The J.M. Smucker Co.	32
493	Tyson Foods, Inc.	4

		796

	Paper Packaging — 0.00%
437	Packaging Corp. of America	6

	Personal Products — 0.08%
112	Alberto- Culver Co.	3
13,693	Avon Products, Inc.	329
1,047	Bare Escentuals, Inc. (a)	6
2,025	Herbalife Ltd.	44
398	NBTY, Inc. (a)	6
3,107	The Estee Lauder Cos., Inc., Class – A	96

		484

	Pharmaceuticals — 1.31%
48,394	Abbott Laboratories	2,583
9,540	Allergan, Inc.	385
56,679	Bristol-Myers Squibb Co.	1,318
3,001	Eli Lilly & Co.	121
3,504	Endo Pharmaceuticals Holdings, Inc. (a)	91
1,010	Forest Laboratories, Inc., Class – A (a)	26

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Growth Equity Portfolio

Portfolio of Investments (continued) — December 31, 2008 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Pharmaceuticals (continued)
23,345	Johnson & Johnson	$1,397
19,166	Merck & Co., Inc.	582
912	Mylan Laboratories, Inc. (a)	9
2,397	Perrigo Co.	77
51,175	Schering-Plough Corp.	871
3,178	Sepracor, Inc. (a)	35
—	Teva Pharmaceutical Industries Ltd. ADR	—
2,717	Warner Chilcott Ltd., Class – A (a)	39
1,657	Watson Pharmaceuticals, Inc. (a)	44

		7,578

	Property & Casualty Insurance — 0.01%
1,101	AXIS Capital Holdings Ltd.	32
147	W.R. Berkley Corp.	5

		37

	Publishing — 0.03%
1,293	John Wiley & Sons, Inc.	46
281	Morningstar, Inc. (a)	10
5,191	The McGraw-Hill Cos., Inc.	120

		176

	Railroads — 0.36%
8,787	Burlington Northern Santa Fe Corp.	665
12,635	CSX Corp.	410
2,255	Kansas City Southern Industries, Inc. (a)	43
3,303	Norfolk Southern Corp.	156
16,344	Union Pacific Corp.	781

		2,055

	Real Estate Operating Companies — 0.00%
1,250	Forest City Enterprises, Inc., Class – A	8

	Real Estate Services — 0.00%
977	CB Richard Ellis Group, Inc., Class – A (a)	4

	Reinsurance — 0.00%
43	Transatlantic Holding, Inc.	2

	Research and Consulting Services — 0.04%
1,312	Dun & Bradstreet Corp.	102
2,005	Equifax, Inc.	53
1,482	FTI Consulting, Inc. (a)	66
1,232	The Corporate Executive Board Co.	27

		248

	Residential REITs — 0.01%
809	Apartment Investment & Management Co., Class – A	9
1,132	Camden Property Trust	36
78	Essex Property Trust, Inc.	6

		51

Shares	Security Description	Value (000)
	Restaurants — 0.55%
3,517	Brinker International, Inc.	$37
2,636	Burger King Holdings, Inc.	63
1,032	Chipotle Mexican Grill, Inc., Class – A (a)	64
4,251	Darden Restaurants, Inc.	120
32,343	McDonald’s Corp.	2,011
845	Panera Bread Co., Class – A (a)	44
22,614	Starbucks Corp. (a)	214
5,892	Tim Hortons, Inc.	170
14,927	YUM! Brands, Inc.	470

		3,193

	Retail REITs — 0.09%
551	Federal Realty Investment Trust	34
2,028	General Growth Properties, Inc.	3
7,165	Simon Property Group, Inc.	381
1,621	Taubman Centers, Inc.	41
2,272	The Macerich Co.	41

		500

	Security & Alarm Services — 0.01%
3,573	Corrections Corp. of America (a)	58
1,079	The Brink’s Co.	29

		87

	Semiconductor Equipment — 0.13%
43,346	Applied Materials, Inc.	439
5,063	KLA-Tencor Corp.	110
3,549	Lam Research Corp. (a)	76
7,135	MEMC Electronic Materials, Inc. (a)	102
466	Novellus Systems, Inc. (a)	6
1,775	Teradyne, Inc. (a)	8
2,342	Varian Semiconductor Equipment Associates, Inc. (a)	42

		783

	Semiconductors — 0.79%
1,208	Advanced Micro Devices, Inc. (a)	3
9,494	Altera Corp.	159
9,350	Analog Devices, Inc.	178
10,105	Atmel Corp. (a)	32
16,150	Broadcom Corp., Class – A (a)	274
610	Cree, Inc. (a)	10
2,530	Cypress Semiconductor Corp. (a)	11
1,255	Integrated Device Technology, Inc. (a)	7
155,165	Intel Corp.	2,275
253	International Rectifier Corp. (a)	3
691	Intersil Corp., Class – A	6
6,970	Linear Technology Corp.	154
15,325	LSI Logic Corp. (a)	50
15,795	Marvell Technology Group Ltd. (a)	105
5,822	Microchip Technology, Inc.	114
1,548	Micron Technology, Inc. (a)	4
7,465	National Semiconductor Corp.	75

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Growth Equity Portfolio

Portfolio of Investments (continued) — December 31, 2008 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Semiconductors (continued)
16,965	NVIDIA Corp. (a)	$137
13,404	ON Semiconductor Corp. (a)	45
3,243	Rambus, Inc. (a)	52
1,527	Silicon Laboratories, Inc. (a)	38
42,081	Texas Instruments, Inc.	653
8,873	Xilinx, Inc.	158

		4,543

	Soft Drinks — 0.86%
2,198	Hansen Natural Corp. (a)	73
46,755	PepsiCo, Inc.	2,561
51,399	The Coca-Cola Co.	2,327

		4,961

	Specialized Consumer Services — 0.06%
1,479	Brink’s Home Security Holdings, Inc. (a)	33
10,227	H & R Block, Inc.	232
1,986	Hillenbrand, Inc.	33
1,125	Weight Watchers International, Inc.	33

		331

	Specialized Finance — 0.12%
1,448	CME Group, Inc.	301
2,305	InterContinental Exchange, Inc. (a)	190
1,596	MSCI, Inc., Class – A (a)	29
5,303	NYSE Euronext	145
2,250	The Nasdaq Stock Market, Inc. (a)	56

		721

	Specialized REITs — 0.02%
1,115	HCP, Inc.	31
134	Health Care REIT, Inc.	6
100	Nationwide Health Properties, Inc.	3
1,799	Plum Creek Timber Co., Inc.	62
147	Rayonier, Inc.	5
868	Ventas, Inc.	29

		136

	Specialty Chemicals — 0.12%
2,970	Albemarle Corp.	66
5,649	Ecolab, Inc.	199
2,636	International Flavors & Fragrance, Inc.	78
4,132	Nalco Holding Co.	48
3,470	Rohm & Haas Co.	214
2,146	Sigma-Aldrich Corp.	91

		696

	Specialty Stores — 0.09%
2,480	Dick’s Sporting Goods, Inc. (a)	35
3,995	PetSmart, Inc.	74
18,844	Staples, Inc.	338
3,832	Tiffany & Co.	90

		537

Shares	Security Description	Value (000)
	Steel — 0.07%
3,160	AK Steel Holding Corp.	$29
3,195	Allegheny Technologies, Inc.	82
8	Carpenter Technology	—
3,404	Cliffs Natural Resources, Inc.	87
2,133	Nucor Corp.	99
757	Steel Dynamics, Inc.	9
3,421	United States Steel Corp.	127

		433

	Systems Software — 1.32%
6,087	BMC Software, Inc. (a)	164
6,001	CA, Inc.	111
4,214	McAfee, Inc. (a)	146
251,935	Microsoft Corp.	4,897
2,634	Novell, Inc. (a)	10
122,091	Oracle Corp. (a)	2,165
5,810	Red Hat, Inc. (a)	77
1,357	VMware, Inc., Class – A (a)	32

		7,602

	Technology Distributors — 0.01%
125	Arrow Electronics, Inc. (a)	2
1,947	Avnet, Inc. (a)	36
100	Tech Data Corp. (a)	2

		40

	Thrifts & Mortgage Finance — 0.02%
147	Capitol Federal Financial	7
9,812	Freddie Mac	7
5,584	Hudson City Bancorp, Inc.	89
22	Tree.com, Inc. (a)	—

		103

	Tires & Rubber — 0.00%
4,356	Goodyear Tire & Rubber Co. (a)	26

	Tobacco — 0.65%
49,389	Altria Group, Inc.	744
2,862	Lorillard, Inc.	161
66,153	Philip Morris International, Inc.	2,878

		3,783

	Trading Companies & Distributors — 0.07%
4,118	Fastenal Co.	144
39	GATX Corp.	1
1,457	MSC Industrial Direct Co., Inc., Class – A	54
2,401	W.W. Grainger, Inc.	189
545	WESCO International, Inc. (a)	10

		398

	Trucking — 0.03%
156	Con-Way, Inc.	4
320	Hertz Global Holdings, Inc. (a)	2
2,442	J.B. Hunt Transport Services, Inc.	64
1,591	Landstar System, Inc.	61
690	Ryder System, Inc.	27

		158

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Growth Equity Portfolio

Portfolio of Investments (continued) — December 31, 2008 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Wireless Telecommunication Services — 0.13%
12,558	American Tower Corp., Class – A (a)	$368
977	Clearwire Corp. Class – A (a)	5
1,673	Crown Castle International Corp. (a)	30
47	Leap Wireless International, Inc. (a)	1
7,889	MetroPCS Communications, Inc. (a)	117
5,489	NII Holdings, Inc., Class – B (a)	100
3,490	SBA Communications Corp. (a)	57
1,427	Telephone & Data Systems, Inc.	45
47	United States Cellular Corp. (a)	2

		725

	Total SSgA Funds Management, Inc.	138,436

	Sustainable Growth Advisers — 37.71%
	Application Software — 1.26%
200,794	SAP AG – ADR	7,273

	Asset Management & Custody Banks — 1.58%
232,853	State Street Corp.	9,158

	Biotechnology — 2.07%
179,901	Genzyme Corp. (a)	11,940

	Communications Equipment — 1.28%
206,783	Qualcomm, Inc.	7,409

	Computer Hardware — 0.97%
65,814	Apple, Inc. (a)	5,617

	Consumer Finance — 0.99%
308,252	American Express Co.	5,718

	Data Processing & Outsourced Services — 3.85%
281,086	Automatic Data Processing, Inc.	11,058
212,980	Visa, Inc., Class – A	11,171

		22,229

	Fertilizers & Agricultural Chemicals — 1.14%
93,470	Monsanto Co.	6,576

	Food Distributors — 1.17%
294,426	Sysco Corp.	6,754

	Health Care Distributors — 0.81%
127,982	Henry Schein, Inc. (a)	4,696

	Health Care Equipment — 2.89%
350,888	Medtronic, Inc.	11,025
140,209	Zimmer Holdings, Inc. (a)	5,667

		16,692

	Health Care Supplies — 0.80%
163,020	Dentsply International, Inc.	4,604

	Home Improvement Retail — 1.49%
400,869	Lowe’s Cos., Inc.	8,627

	Household Products — 2.26%
211,003	Procter & Gamble Co.	13,044

Shares or Principal Amount (000)	Security Description	Value (000)
	Internet Retail — 1.45%
162,881	Amazon.Com, Inc. (a)	$8,353

	Internet Software & Services — 1.40%
26,350	Google, Inc., Class – A (a)	8,107

	Oil & Gas Equipment & Services — 1.95%
260,910	National-Oilwell Varco, Inc. (a)	6,377
115,380	Schlumberger Ltd.	4,884

		11,261

	Pharmaceuticals — 1.68%
227,889	Teva Pharmaceutical Industries Ltd. – ADR	9,701

	Restaurants — 1.22%
748,467	Starbucks Corp. (a)	7,080

	Soft Drinks — 2.67%
116,948	PepsiCo, Inc.	6,405
199,118	The Coca-Cola Co.	9,014

		15,419

	Specialty Chemicals — 1.15%
188,517	Ecolab, Inc.	6,626

	Specialty Stores — 1.96%
630,597	Staples, Inc.	11,300

	Systems Software — 1.67%
497,197	Microsoft Corp.	9,665

	Total Sustainable Growth Advisers	217,849

	Total Common Stocks	570,275

	Time Deposits — 0.93%
	Jennison Associates LLC — 0.93%
$5,351	Liquidity Management Control System Time Deposit, 0.01%, 1/2/09	5,351

	Total Time Deposits	5,351

	Money Market Mutual Funds — 0.28%
	SSgA Funds Management, Inc. — 0.28%
1,659,728	Alliance Money Market Fund Prime Portfolio, 1.05% (b)	1,660
109	Federated Prime Obligations Portfolio, 1.68% (b)	—

	Total Money Market Mutual Funds	1,660

	Rights — 0.00%
	SSgA Funds Management, Inc. — 0.00%
1,633	Fresenius Kabi Pharmaceuticals Holding, Inc.	1

	Total Rights	1

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Growth Equity Portfolio

Portfolio of Investments (concluded) — December 31, 2008 (Unaudited)

Principal Amount (000)	Security Description	Value (000)
	U.S. Treasury Bills — 0.07%
	SSgA Funds Management, Inc. — 0.07%
$392	U.S. Treasury Bill, 0.10%, 6/11/09 (c)(d)	$392

	Total U.S. Treasury Bills	392

	Total Investments (cost $665,305) — 99.99%	577,679
	Assets in excess of other liabilities — 0.01%	55

	Net Assets — 100.00%	$577,734

Amounts designated as “—” are $0 or have been rounded to $0.

Shares designated as “—” are fractional.

(a)	Represents non-income producing security.

(b)	Variable Rate Security. The rate reflected in the Portfolio of Investments is the rate in effect on December 31, 2008.

(c)	Rate disclosed represents effective yield at purchase.

(d)	All or part of this security has been pledged as collateral for futures contracts held by the Portfolio.

ADR — American Depositary Receipt

REITs — Real Estate Investment Trusts

Futures

SSgA Funds Management, Inc.

Number of Contracts	Futures Contracts Long Positions	Value (000)	Expiration	Unrealized Gain (000)
24	NASDAQ 100 E-mini Future	$582	Mar-09	$12
23	Russell 1000 mini Future	1,113	Mar-09	35
3	S&P 400 E-mini Future	161	Mar-09	5
28	S&P 500 E-mini Future	1,260	Mar-09	47

				$99

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Institutional Growth Equity Portfolio

Portfolio of Investments — December 31, 2008 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 98.25%
	Jennison Associates LLC — 36.09%
	Aerospace & Defense — 1.19%
35,422	Lockheed Martin Corp.	$2,978
53,688	Raytheon Co.	2,740

		5,718

	Application Software — 0.67%
151,234	Adobe Systems, Inc. (a)	3,220

	Biotechnology — 5.22%
76,012	Celgene Corp. (a)	4,202
90,644	Genentech, Inc. (a)	7,515
19,700	Genzyme Corp. (a)	1,307
236,109	Gilead Sciences, Inc. (a)	12,075

		25,099

	Communications Equipment — 3.25%
365,049	Cisco Systems, Inc. (a)	5,950
178,299	Qualcomm, Inc.	6,389
81,154	Research In Motion Ltd. (a)	3,293

		15,632

	Computer Hardware — 2.39%
46,747	Apple, Inc. (a)	3,990
149,749	Hewlett Packard Co.	5,434
24,800	International Business Machines Corp.	2,087

		11,511

	Data Processing & Outsourced Services — 1.00%
91,486	Visa, Inc., Class – A	4,798

	Drug Retail — 0.50%
83,388	CVS Caremark Corp.	2,397

	Fertilizers & Agricultural Chemicals — 0.89%
61,165	Monsanto Co.	4,303

	Footwear — 0.59%
55,193	NIKE, Inc., Class – B	2,815

	Health Care Equipment — 1.21%
109,030	Baxter International, Inc.	5,843

	Health Care Services — 0.79%
90,541	Medco Health Solutions, Inc. (a)	3,795

	Health Care Supplies — 0.94%
50,751	Alcon, Inc.	4,526

	Hotels, Resorts & Cruise Lines — 0.13%
31,414	Marriott International, Inc., Class – A	611

	Household Products — 1.22%
85,538	Colgate-Palmolive Co.	5,863

	Hypermarkets & Super Centers — 2.44%
94,657	Costco Wholesale Corp.	4,969
120,862	Wal-Mart Stores, Inc.	6,776

		11,745

Shares	Security Description	Value (000)
	Integrated Oil & Gas — 0.23%
18,697	Occidental Petroleum Corp.	$1,122

	Internet Retail — 1.04%
97,748	Amazon.com, Inc. (a)	5,012

	Internet Software & Services — 1.58%
24,772	Google, Inc., Class – A (a)	7,621

	Investment Banking & Brokerage — 1.08%
247,753	Charles Schwab Corp.	4,006
12,720	Goldman Sachs Group, Inc.	1,074
4,384	Lazard Ltd., Class – A	130

		5,210

	Life Sciences Tools & Services — 0.68%
95,583	Thermo Fisher Scientific, Inc. (a)	3,256

	Movies & Entertainment — 0.71%
151,128	The Walt Disney Co.	3,429

	Oil & Gas Equipment & Services — 0.86%
98,102	Schlumberger Ltd.	4,153

	Oil & Gas Exploration & Production — 0.64%
59,191	Southwestern Energy Co. (a)	1,715
38,000	XTO Energy, Inc.	1,340

		3,055

	Packaged Foods & Meats — 0.17%
22,900	Cadbury PLC – Sponsored ADR	817

	Pharmaceuticals — 4.06%
121,077	Abbott Laboratories	6,462
104,745	Mylan Laboratories, Inc. (a)	1,036
15,000	Roche Holdings AG – ADR	1,148
41,470	Shire PLC-ADR	1,857
125,558	Teva Pharmaceutical Industries Ltd. – ADR	5,345
97,665	Wyeth	3,663

		19,511

	Railroads — 0.09%
9,300	Union Pacific Corp.	445

	Semiconductors — 0.12%
74,427	NVIDIA Corp. (a)	601

	Soft Drinks — 1.37%
64,920	PepsiCo, Inc.	3,556
66,718	The Coca-Cola Co.	3,020

		6,576

	Systems Software — 1.03%
156,810	Microsoft Corp.	3,048
108,500	Oracle Corp. (a)	1,924

		4,972

	Total Jennison Associates LLC	173,656

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Institutional Growth Equity Portfolio

Portfolio of Investments (continued) — December 31, 2008 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. — 24.80%
	Advertising — 0.06%
827	Clear Channel Outdoor Holdings, Inc. (a)	$5
2,048	Lamar Advertising Co. (a)	26
8,098	Omnicom Group, Inc.	218
10,592	The Interpublic Group of Cos., Inc. (a)	42

		291

	Aerospace & Defense — 0.86%
381	Alliant Techsystems, Inc. (a)	33
2,674	BE Aerospace, Inc. (a)	21
20,353	Boeing Co.	868
3,387	Goodrich Corp.	125
19,955	Honeywell International, Inc.	655
2,560	L-3 Communications Holdings, Inc.	189
8,875	Lockheed Martin Corp.	746
2,298	Northrop Grumman Corp.	103
3,814	Precision Castparts Corp.	227
4,184	Raytheon Co.	214
4,395	Rockwell Collins, Inc.	172
14,903	United Technologies Corp.	799

		4,152

	Air Freight & Logistics — 0.31%
4,664	C.H. Robinson Worldwide, Inc.	257
5,871	Expeditors International of Washington, Inc.	195
18,382	United Parcel Service, Inc., Class – B	1,014
2,543	UTI Worldwide, Inc.	36

		1,502

	Airlines — 0.02%
3,545	AMR Corp. (a)	38
618	Copa Holdings SA, Class – A	19
3,871	Delta Air Lines, Inc. (a)	44

		101

	Alternative Carriers — 0.01%
40,095	Level 3 Communications, Inc. (a)	28

	Aluminum — 0.04%
17,018	Alcoa, Inc.	191
378	Century Aluminum Co. (a)	4

		195

	Apparel Retail — 0.13%
2,360	Abercrombie & Fitch Co., Class – A	54
3,166	American Eagle Outfitters, Inc.	30
429	AnnTaylor Stores Corp. (a)	2
1,619	Guess?, Inc.	25
4,874	Limited Brands, Inc.	49
3,587	Ross Stores, Inc.	107
6,791	The Gap, Inc.	91
11,670	The TJX Cos., Inc.	240
3,115	Urban Outfitters, Inc. (a)	47

		645

Shares	Security Description	Value (000)
	Apparel, Accessories & Luxury — 0.06%
9,244	Coach, Inc. (a)	$192
2,337	Hanesbrands, Inc. (a)	30
1,072	Phillips-Van Heusen Corp.	21
1,559	Polo Ralph Lauren Corp.	71

		314

	Application Software — 0.23%
14,349	Adobe Systems, Inc. (a)	305
2,175	Amdocs Ltd. (a)	40
2,293	ANSYS, Inc. (a)	64
6,250	Autodesk, Inc. (a)	123
4,879	Citrix Systems, Inc. (a)	115
3,946	Compuware Corp. (a)	27
1,212	FactSet Research Systems, Inc.	54
8,838	Intuit, Inc. (a)	210
5,174	Nuance Communications, Inc. (a)	53
2,947	Salesforce.com, Inc. (a)	94

		1,085

	Asset Management & Custody Banks — 0.21%
1,072	Affiliated Managers Group, Inc. (a)	45
327	BlackRock, Inc., Class – A	44
2,986	Eaton Vance Corp.	63
2,350	Federated Investors, Inc.	40
2,225	Franklin Resources, Inc.	142
950	GLG Partners, Inc.	2
1,277	Invesco Ltd.	18
3,973	Janus Capital Group, Inc.	32
5,371	Northern Trust Corp.	280
3,607	SEI Investments Co.	57
7,138	T. Rowe Price Group, Inc.	253
2,267	Waddell & Reed Financial, Inc., Class – A	35

		1,011

	Auto Parts & Equipment — 0.03%
2,645	BorgWarner, Inc.	58
3,838	Gentex Corp.	34
2,365	Johnson Controls, Inc.	43
1,742	WABCO Holdings, Inc.	27

		162

	Automobile Manufacturers — 0.00%
123	Thor Industries, Inc.	2

	Automotive Retail — 0.07%
2,640	Advance Auto Parts, Inc.	89
1,085	AutoZone, Inc. (a)	151
5,669	CarMax, Inc. (a)	45
1,367	O’Reilly Automotive, Inc. (a)	42

		327

	Biotechnology — 0.89%
3,472	Amylin Pharmaceuticals, Inc. (a)	38
7,833	Biogen Idec, Inc. (a)	373

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Institutional Growth Equity Portfolio

Portfolio of Investments (continued) — December 31, 2008 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Biotechnology (continued)
2,574	BioMarin Pharmaceutical, Inc. (a)	$46
12,428	Celgene Corp. (a)	687
1,831	Cephalon, Inc. (a)	141
12,530	Genentech, Inc. (a)	1,039
7,246	Genzyme Corp. (a)	481
24,978	Gilead Sciences, Inc. (a)	1,277
2,933	Life Technologies Corp. (a)	68
149	New Abraxis, Inc. (a)	10
3,932	Vertex Pharmaceuticals, Inc. (a)	119

		4,279

	Broadcasting — 0.00%
950	Central Eurpoean Media Enterprises Ltd., Class – A (a)	21

	Building Products — 0.01%
1,225	Lennox International, Inc.	39
970	USG Corp. (a)	8

		47

	Cable & Satellite — 0.23%
21,853	Comcast Corp., Class – A	369
14,908	DirecTV Group, Inc. (a)	341
5,589	DISH Network Corp., Class – A (a)	62
3,643	Liberty Global, Inc., Class – A (a)	58
13,784	Liberty Media Corp. – Entertainment, Class – A (a)	241
79,973	Sirius XM Radio, Inc. (a)	10
2,145	Time Warner Cable, Inc., Class – A (a)	46

		1,127

	Casinos & Gaming — 0.06%
8,434	International Game Technology, Inc.	100
4,862	Las Vegas Sands Corp. (a)	29
3,057	MGM MIRAGE, Inc. (a)	42
1,951	Penn National Gaming, Inc. (a)	42
1,777	Scientific Games Corp., Class – A (a)	31
1,544	Wynn Resorts Ltd. (a)	65

		309

	Catalog Retail — 0.00%
49	HSN, Inc. (a)	—

	Coal & Consumable Fuels — 0.10%
2,068	Alpha Natural Resources, Inc. (a)	33
3,939	Arch Coal, Inc.	64
4,917	CONSOL Energy, Inc.	141
1,103	Foundation Coal Holdings, Inc.	15
2,022	Massey Energy Co.	28
1,890	Patriot Coal Corp. (a)	12
7,261	Peabody Energy Corp.	165
1,539	Walter Industries, Inc.	27

		485

Shares	Security Description	Value (000)
	Commodity Chemicals — 0.01%
3,442	Celanese Corp., Class – A	$43

	Communications Equipment — 1.06%
1,399	Brocade Communications Systems, Inc. (a)	4
2,043	Ciena Corp. (a)	14
159,773	Cisco Systems, Inc. (a)	2,604
1,864	Commscope, Inc. (a)	29
42,814	Corning, Inc.	408
85	EchoStar Corp., Class – A (a)	1
2,327	F5 Networks, Inc. (a)	53
3,663	Harris Corp.	140
3,389	JDS Uniphase Corp. (a)	12
14,452	Juniper Networks, Inc. (a)	253
43,805	Qualcomm, Inc.	1,570

		5,088

	Computer & Electronics Retail — 0.07%
8,972	Best Buy Co., Inc.	252
4,564	Gamestop Corp. (a)	99

		351

	Computer Hardware — 1.71%
23,753	Apple Computer, Inc. (a)	2,027
48,728	Dell, Inc. (a)	499
1,568	Diebold, Inc.	44
66,672	Hewlett Packard Co.	2,420
37,166	International Business Machines Corp.	3,128
3,942	NCR Corp. (a)	56
2,298	Teradata Corp. (a)	34

		8,208

	Computer Storage & Peripherals — 0.13%
38,630	EMC Corp. (a)	405
9,250	Network Appliance, Inc. (a)	129
1,144	SanDisk Corp. (a)	11
6,138	Seagate Technology	27
5,871	Western Digital Corp. (a)	67

		639

	Construction & Engineering — 0.15%
2,369	AECOM Technology Corp. (a)	73
4,844	Fluor Corp.	217
3,569	Foster Wheeler Ltd. (a)	83
3,234	Jacobs Engineering Group, Inc. (a)	156
3,595	KBR, Inc.	55
4,293	Quanta Services, Inc. (a)	85
2,175	The Shaw Group, Inc. (a)	44
347	URS Corp. (a)	14

		727

	Construction & Farm Machinery — 0.38%
1,763	AGCO Corp. (a)	42
1,971	Bucyrus International, Inc.	36

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Institutional Growth Equity Portfolio

Portfolio of Investments (continued) — December 31, 2008 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Construction & Farm Machinery (continued)
16,525	Caterpillar, Inc.	$738
5,494	Cummins Engine, Inc.	147
11,559	Deere & Co.	443
3,083	Joy Global, Inc.	71
3,248	Manitowoc Co., Inc.	28
1,195	Oshkosh Truck Corp.	11
10,044	PACCAR, Inc.	287
1,001	Toro Co.	33

		1,836

	Construction Materials — 0.03%
1,103	Eagle Materials, Inc.	20
1,060	Martin Marietta Materials, Inc.	103

		123

	Consumer Electronics — 0.02%
3,353	Garmin Ltd.	64
1,144	Harman International Industries, Inc.	19

		83

	Consumer Finance — 0.11%
22,642	American Express Co.	420
11,639	SLM Corp. (a)	104

		524

	Data Processing & Outsourced Services — 0.56%
652	Affiliated Computer Services, Inc., Class – A (a)	30
1,832	Alliance Data Systems Corp. (a)	85
13,922	Automatic Data Processing, Inc.	548
3,907	Broadridge Financial Solutions, Inc.	49
854	DST Systems, Inc. (a)	32
1,168	Fidelity National Information Services, Inc.	19
4,384	Fiserv, Inc. (a)	159
1,522	Genpact Ltd. (a)	12
2,213	Global Payments, Inc.	73
2,543	Hewitt Associates, Inc., Class – A (a)	72
584	Lender Processing Services, Inc.	17
2,012	Mastercard, Inc., Class – A	288
2,349	Metavante Technologies, Inc. (a)	38
2,177	NeuStar, Inc. (a)	42
8,791	Paychex, Inc.	231
19,991	The Western Union Co.	287
4,284	Total Systems Services, Inc.	60
12,048	Visa, Inc., Class – A	632

		2,674

	Department Stores — 0.06%
6,411	Kohl’s Corp. (a)	232
4,772	Nordstrom, Inc.	64

		296

Shares	Security Description	Value (000)
	Distillers & Vintners — 0.03%
2,123	Brown-Forman Corp., Class – B	$109
1,001	Central European Distribution Corp. (a)	20

		129

	Distributors — 0.01%
3,544	LKQ Corp. (a)	41

	Diversified Chemicals — 0.01%
746	FMC Corp.	33
740	Huntsman Corp.	3
470	PPG Industries, Inc.	20

		56

	Diversified Metals & Mining — 0.02%
6,035	Southern Copper Corp.	97
422	Titanium Metals Corp.	4

		101

	Diversified Real Estate Activities — 0.01%
2,179	The St. Joe Co. (a)	53

	Diversified Support Services — 0.04%
1,726	Copart, Inc. (a)	47
4,999	Iron Mountain, Inc. (a)	124

		171

	Drug Retail — 0.25%
20,930	CVS Caremark Corp.	602
24,786	Walgreen Co.	611

		1,213

	Education Services — 0.11%
3,446	Apollo Group, Inc., Class – A (a)	264
1,683	DeVry, Inc.	97
1,021	ITT Educational Services, Inc. (a)	97
378	Strayer Education, Inc.	81

		539

	Electric Utilities — 0.27%
4,562	Allegheny Energy, Inc.	154
225	DPL, Inc.	5
3,692	Entergy Corp.	307
8,876	Exelon Corp.	494
1,879	NV Energy, Inc.	19
10,102	PPL Corp.	310

		1,289

	Electrical Components & Equipment — 0.31%
2,943	AMETEK, Inc.	89
3,472	Cooper Industries Ltd., Class – A	102
21,116	Emerson Electric Co.	773
1,203	First Solar, Inc. (a)	166
1,369	General Cable Corp. (a)	24
740	Hubbell, Inc., Class – B	24
3,951	Rockwell Automation, Inc.	127
2,459	Roper Industries, Inc.	107

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Institutional Growth Equity Portfolio

Portfolio of Investments (continued) — December 31, 2008 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Electrical Components & Equipment (continued)
1,052	SunPower Corp., Class – A (a)	$39
1,050	SunPower Corp., Class – B (a)	32

		1,483

	Electronic Components — 0.03%
4,764	Amphenol Corp., Class – A	114
1,328	Dolby Laboratories, Inc., Class – A (a)	44

		158

	Electronic Equipment & Instruments — 0.09%
9,811	Agilent Technologies, Inc. (a)	153
3,755	FLIR Systems, Inc. (a)	115
899	Itron, Inc. (a)	57
962	Mettler-Toledo International, Inc. (a)	65
1,634	National Instruments Corp.	40

		430

	Electronic Manufacturing Services — 0.02%
2,386	Jabil Circuit, Inc.	16
1,016	Molex, Inc.	15
3,271	Trimble Navigation Ltd. (a)	70

		101

	Environmental & Facilities Services — 0.09%
3,213	Covanta Holding Corp. (a)	71
3,808	Republic Services, Inc., Class – A	94
2,302	Stericycle, Inc. (a)	120
3,864	Waste Management, Inc.	128

		413

	Fertilizers & Agricultural Chemicals — 0.28%
1,571	CF Industries Holdings, Inc.	77
500	Intrepid Potash, Inc. (a)	10
14,822	Monsanto Co.	1,043
2,810	Terra Industries, Inc.	47
4,293	The Mosaic Co.	149
905	The Scotts Miracle-Gro Co., Class – A	27

		1,353

	Food Distributors — 0.08%
16,074	Sysco Corp.	369

	Food Retail — 0.05%
7,893	Kroger Co.	209
3,741	Whole Foods Market, Inc.	35

		244

	Footwear — 0.10%
9,533	NIKE, Inc., Class – B	486

	Gas Utilities — 0.04%
347	Energen Corp.	10
3,581	Equitable Resources, Inc.	120
1,726	Questar Corp.	57

		187

Shares	Security Description	Value (000)
	General Merchandise Stores — 0.17%
2,191	Big Lots, Inc. (a)	$32
2,458	Dollar Tree, Inc. (a)	103
277	Family Dollar Stores, Inc.	7
19,618	Target Corp.	677

		819

	Gold — 0.10%
11,813	Newmont Mining Corp.	481

	Health Care Distributors — 0.13%
521	AmerisourceBergen Corp.	19
7,211	Cardinal Health, Inc.	248
2,277	Henry Schein, Inc. (a)	83
5,368	McKesson Corp.	208
3,346	Patterson Cos., Inc. (a)	63

		621

	Health Care Equipment — 0.84%
970	Advanced Medical Optics, Inc. (a)	7
17,017	Baxter International, Inc.	912
1,378	Beckman Coulter, Inc.	61
6,566	Becton, Dickinson & Co.	449
2,543	Boston Scientific Corp. (a)	20
2,674	C.R. Bard, Inc.	225
1,479	Edwards Lifesciences Corp. (a)	81
1,457	Gen-Probe, Inc. (a)	63
225	Hill-Rom Holdings, Inc.	4
3,350	Hologic, Inc. (a)	44
602	Hospira, Inc. (a)	16
1,644	IDEXX Laboratories, Inc. (a)	59
1,060	Intuitive Surgical, Inc. (a)	135
1,471	Kinetic Concepts, Inc. (a)	28
30,174	Medtronic, Inc.	948
2,090	ResMed, Inc. (a)	78
9,225	St. Jude Medical, Inc. (a)	304
8,292	Stryker Corp.	331
3,459	Varian Medical Systems, Inc. (a)	121
4,263	Zimmer Holdings, Inc. (a)	172

		4,058

	Health Care Facilities — 0.01%
566	Community Health Systems, Inc. (a)	8
4,218	Health Management Associates, Inc., Class – A (a)	8
6,444	Tenet Healthcare Corp. (a)	7
2,403	VCA Antech, Inc. (a)	48

		71

	Health Care Services — 0.31%
2,235	DaVita, Inc. (a)	111
5,765	Express Scripts, Inc. (a)	317
3,030	Laboratory Corp. of America Holdings (a)	195
1,862	Lincare Holdings, Inc. (a)	50
13,623	Medco Health Solutions, Inc. (a)	571

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Institutional Growth Equity Portfolio

Portfolio of Investments (continued) — December 31, 2008 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Health Care Services (continued)
315	Omnicare, Inc.	$9
1,140	Pediatrix Medical Group, Inc. (a)	36
3,490	Quest Diagnostics, Inc.	181

		1,470

	Health Care Supplies — 0.03%
3,919	Dentsply International, Inc.	111
1,021	Inverness Medical Innovations, Inc. (a)	19

		130

	Health Care Technology — 0.02%
1,835	Cerner Corp. (a)	71
1,907	HLTH Corp. (a)	20
1,026	IMS Health, Inc.	15

		106

	Home Entertainment Software — 0.06%
16,504	Activision Blizzard, Inc. (a)	142
8,531	Electronic Arts, Inc. (a)	137

		279

	Home Improvement Retail — 0.04%
1,911	Lowe’s Cos., Inc.	41
2,725	Sherwin-Williams Co.	163

		204

	Homebuilding — 0.00%
6	NVR, Inc. (a)	3
1,464	Pulte Homes, Inc.	16

		19

	Homefurnishing Retail — 0.03%
5,827	Bed Bath & Beyond, Inc. (a)	148
370	Williams-Sonoma, Inc.	3

		151

	Hotels, Resorts & Cruise Lines — 0.07%
2,318	Carnival Corp.	57
276	Choice Hotels International, Inc.	8
49	Interval Leisure Group, Inc. (a)	—
8,087	Marriott International, Inc., Class – A	157
1,021	Orient-Express Hotel Ltd., Class – A ADR	8
5,043	Starwood Hotels & Resorts Worldwide, Inc.	90

		320

	Household Products — 0.69%
1,846	Church & Dwight Co., Inc.	104
13,639	Colgate-Palmolive Co.	935
1,601	Energizer Holdings, Inc. (a)	87
4,712	Kimberly-Clark Corp.	248
30,247	Procter & Gamble Co.	1,870
1,123	The Clorox Co.	62

		3,306

Shares	Security Description	Value (000)
	Human Resource & Employment Services — 0.03%
153	Manpower, Inc.	$5
3,077	Monster Worldwide, Inc. (a)	37
3,938	Robert Half International, Inc.	82

		124

	Hypermarkets & Super Centers — 0.70%
11,790	Costco Wholesale Corp.	619
48,956	Wal-Mart Stores, Inc.	2,744

		3,363

	Independent Power Producers & Energy Traders — 0.09%
9,343	Calpine Corp. (a)	68
4,476	Constellation Energy Group	112
2,590	Mirant Corp. (a)	49
2,318	NRG Energy, Inc. (a)	54
18,754	The AES Corp. (a)	155

		438

	Industrial Conglomerates — 0.29%
18,960	3M Co.	1,091
51	Carlisle Cos., Inc.	1
6,056	McDermott International, Inc. (a)	60
6,803	Textron, Inc.	94
6,892	Tyco International Ltd.	149

		1,395

	Industrial Gases — 0.18%
5,707	Air Products & Chemicals, Inc.	287
2,175	Airgas, Inc.	85
8,427	Praxair, Inc.	500

		872

	Industrial Machinery — 0.30%
4,819	Danaher Corp.	273
2,184	Donaldson Co., Inc.	73
4,431	Dover Corp.	146
1,951	Eaton Corp.	97
674	Flowserve Corp.	35
1,690	Graco, Inc.	40
2,313	Harsco Corp.	64
1,956	IDEX Corp.	47
623	Illinois Tool Works, Inc.	22
1,458	Ingersoll-Rand Co. Ltd., Class – A	25
3,757	ITT Corp.	173
697	John Bean Technologies Corp.	6
429	Kennametal, Inc.	9
746	Lincoln Electric Holding, Inc.	38
3,417	Pall Corp.	97
4,488	Parker-Hannifin Corp.	191
1,479	SPX Corp.	60
500	Valmont Industries, Inc.	31

		1,427

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Institutional Growth Equity Portfolio

Portfolio of Investments (continued) — December 31, 2008 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Insurance Brokers — 0.00%
728	Brown & Brown, Inc.	$15

	Integrated Oil & Gas — 0.84%
26,342	Exxon Mobil Corp.	2,103
7,659	Hess Corp.	411
5,171	Murphy Oil Corp.	229
22,076	Occidental Petroleum Corp.	1,324

		4,067

	Integrated Telecommunication Services — 0.04%
1,951	Embarq Corp.	70
2,117	Frontier Communications Corp.	19
19,578	Qwest Communications International, Inc.	71
6,175	Windstream Corp.	57

		217

	Internet Retail — 0.11%
8,478	Amazon.com, Inc. (a)	435
1,101	priceline.com, Inc. (a)	81
49	Ticketmaster Entertainment, Inc. (a)	—

		516

	Internet Software & Services — 0.65%
4,795	Akamai Technologies, Inc. (a)	73
29,595	eBay, Inc. (a)	413
848	Equinix, Inc. (a)	45
6,421	Google, Inc., Class – A (a)	1,976
519	IAC/InterActive Corp. (a)	8
746	Sohu.com, Inc. (a)	35
5,364	VeriSign, Inc. (a)	102
123	WebMD Health Corp., Class – A (a)	3
37,364	Yahoo!, Inc. (a)	456

		3,111

	Investment Banking & Brokerage — 0.15%
25,036	Charles Schwab Corp.	405
3,472	E*Trade Group, Inc. (a)	4
1,287	Goldman Sachs Group, Inc.	109
1,145	Investment Technology Group, Inc. (a)	26
2,058	Lazard Ltd., Class – A	61
1,174	MF Global Ltd. (a)	2
1,675	Morgan Stanley	27
6,516	TD Ameritrade Holding Corp. (a)	93

		727

	IT Consulting & Other Services — 0.14%
15,998	Accenture Ltd., Class – A	525
7,731	Cognizant Tech Solutions Corp. (a)	140
797	SAIC, Inc. (a)	15
5,147	Unisys Corp. (a)	4

		684

Shares	Security Description	Value (000)
	Leisure Products — 0.01%
1,414	Hasbro, Inc.	$41

	Life & Health Insurance — 0.12%
12,744	AFLAC, Inc.	584

	Life Sciences Tools & Services — 0.14%
806	Charles River Laboratories International, Inc. (a)	21
1,675	Covance, Inc. (a)	77
3,242	Illumina, Inc. (a)	85
1,497	Millipore Corp. (a)	77
1,396	PerkinElmer, Inc.	19
2,801	Pharmaceutical Product Development, Inc.	81
1,030	Techne Corp.	67
3,898	Thermo Electron Corp. (a)	133
2,767	Waters Corp. (a)	101

		661

	Managed Health Care — 0.16%
8,485	Aetna, Inc.	242
1,021	CIGNA Corp.	17
821	Coventry Health Care, Inc. (a)	12
153	Health Net, Inc. (a)	2
2,723	Humana, Inc. (a)	102
12,337	UnitedHealth Group, Inc.	328
970	Wellcare Group, Inc. (a)	12
1,331	WellPoint, Inc. (a)	56

		771

	Marine — 0.01%
1,420	Kirby Corp. (a)	39

	Metal & Glass Containers — 0.04%
327	AptarGroup, Inc.	12
378	Ball Corp.	16
4,505	Crown Holdings, Inc. (a)	86
878	Greif, Inc., Class – A	29
1,246	Owens- Illinois, Inc. (a)	34

		177

	Motorcycle Manufacturers — 0.02%
5,909	Harley-Davidson, Inc.	100

	Movies & Entertainment — 0.17%
1,450	CTC Media, Inc. (a)	7
2,094	Dreamworks Animation SKG, Inc. (a)	53
25,271	News Corp., Class – A	230
6,108	The Walt Disney Co.	138
11,113	Time Warner, Inc.	112
14,170	Viacom, Inc., Class – B (a)	270
950	Warner Music Group Corp.	3

		813

	Multi-Utilities — 0.10%
5,443	CenterPoint Energy, Inc.	69
13,741	Public Service Enterprise Group, Inc.	401

		470

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Institutional Growth Equity Portfolio

Portfolio of Investments (continued) — December 31, 2008 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Office Electronics — 0.01%
1,688	Zebra Technologies Corp., Class – A (a)	$34

	Office REITs — 0.01%
1,414	Digital Realty Trust, Inc.	47
71	Kilroy Realty Corp.	2

		49

	Office Services & Supplies — 0.03%
5,162	Pitney Bowes, Inc.	132

	Oil & Gas Drilling — 0.11%
1,450	Atwood Oceanics, Inc. (a)	22
1,826	Diamond Offshore Drilling, Inc.	108
3,632	ENSCO International, Inc.	103
1,052	Nabors Industries Ltd. (a)	13
7,354	Noble Corp.	162
2,492	Patterson-UTI Energy, Inc.	29
3,301	Pride International, Inc. (a)	53
1,035	Rowan Cos., Inc.	16
919	Unit Corp. (a)	24

		530

	Oil & Gas Equipment & Services — 0.64%
8,277	Baker Hughes, Inc.	265
5,790	Cameron International Corp. (a)	119
2,313	Dresser-Rand Group, Inc. (a)	40
3,408	FMC Technologies, Inc. (a)	81
2,043	Global Industries Ltd. (a)	7
23,696	Halliburton Co.	431
204	Helix Energy Solutions Group, Inc. (a)	2
1,123	IHS, Inc., Class – A (a)	42
740	Key Energy Services, Inc. (a)	3
11,245	National Oilwell Varco, Inc. (a)	275
1,488	Oceaneering International, Inc. (a)	43
848	Oil States International, Inc. (a)	16
32,279	Schlumberger Ltd.	1,366
80	SEACOR Holdings, Inc. (a)	5
5,883	Smith International, Inc.	135
2,124	Superior Energy, Inc. (a)	34
1,675	TETRA Technologies, Inc. (a)	8
66	Tidewater, Inc.	3
18,785	Weatherford International Ltd. (a)	203

		3,078

	Oil & Gas Exploration & Production — 0.28%
1,174	Cabot Oil & Gas Corp., Class – A	30
6,318	Chesapeake Energy Corp.	102
776	CNX Gas Corp. (a)	21
776	Continental Resources, Inc. (a)	16
6,444	Denbury Resources, Inc. (a)	70
347	Encore Acquisition Co. (a)	9
5,109	EOG Resources, Inc.	340

Shares	Security Description	Value (000)
	Oil & Gas Exploration & Production (continued)
1,675	Mariner Energy, Inc. (a)	$17
296	Noble Energy, Inc.	15
6,372	Petrohawk Energy Corp. (a)	100
2,574	Plains Exploration & Production Co. (a)	60
2,451	Quicksilver Resources, Inc. (a)	14
4,199	Range Resources Corp.	144
2,830	SandRidge Energy, Inc. (a)	17
9,341	Southwestern Energy Co. (a)	271
674	St. Mary Land & Exploration Co.	14
797	W&T Offshore, Inc.	11
1,103	Whiting Petroleum Corp. (a)	37
1,612	XTO Energy, Inc.	57

		1,345

	Oil & Gas Refining & Marketing — 0.03%
2,717	Frontier Oil Corp.	34
1,144	Holly Corp.	21
1,818	Sunoco, Inc.	79
1,052	Tesoro Corp.	14

		148

	Oil & Gas Storage & Transportation — 0.06%
3,942	El Paso Corp.	31
1,246	Frontline Ltd.	37
16,112	Williams Cos., Inc.	233

		301

	Packaged Foods & Meats — 0.14%
2,887	Campbell Soup Co.	87
2,768	Dean Foods Co. (a)	50
762	General Mills, Inc.	46
4,735	H.J. Heinz Co.	178
2,044	Hershey Foods Corp.	71
3,836	Kellogg Co.	168
1,111	McCormick & Co., Inc.	36
742	The J.M. Smucker Co.	32
827	Tyson Foods, Inc.	7

		675

	Paper Packaging — 0.00%
623	Packaging Corp. of America	8

	Personal Products — 0.09%
398	Alberto- Culver Co.	10
11,627	Avon Products, Inc.	280
1,593	Bare Escentuals, Inc. (a)	8
1,695	Herbalife Ltd.	37
572	NBTY, Inc. (a)	9
2,628	The Estee Lauder Cos., Inc., Class – A	81

		425

	Pharmaceuticals — 1.36%
41,595	Abbott Laboratories	2,220
8,240	Allergan, Inc.	332

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Institutional Growth Equity Portfolio

Portfolio of Investments (continued) — December 31, 2008 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Pharmaceuticals (continued)
48,960	Bristol-Myers Squibb Co.	$1,138
2,682	Eli Lilly & Co.	108
3,026	Endo Pharmaceuticals Holdings, Inc. (a)	78
689	Forest Laboratories, Inc., Class – A (a)	17
20,086	Johnson & Johnson	1,202
16,511	Merck & Co., Inc.	502
1,476	Mylan Laboratories, Inc. (a)	15
2,043	Perrigo Co.	66
43,910	Schering-Plough Corp.	748
2,962	Sepracor, Inc. (a)	32
2,523	Warner Chilcott Ltd., Class – A (a)	37
1,465	Watson Pharmaceuticals, Inc. (a)	39

		6,534

	Property & Casualty Insurance — 0.01%
899	AXIS Capital Holdings Ltd.	26
200	W.R. Berkley Corp.	6

		32

	Publishing — 0.03%
1,140	John Wiley & Sons, Inc.	41
429	Morningstar, Inc. (a)	15
4,285	The McGraw-Hill Cos., Inc.	99

		155

	Railroads — 0.37%
7,620	Burlington Northern Santa Fe Corp.	577
10,847	CSX Corp.	352
2,005	Kansas City Southern Industries, Inc. (a)	38
2,919	Norfolk Southern Corp.	137
13,866	Union Pacific Corp.	663

		1,767

	Real Estate Operating Companies — 0.00%
1,920	Forest City Enterprises, Inc., Class – A	13

	Real Estate Services — 0.00%
1,573	CB Richard Ellis Group, Inc., Class – A (a)	7

	Reinsurance — 0.00%
232	Transatlantic Holding, Inc.	9

	Research and Consulting Services — 0.04%
1,106	Dun & Bradstreet Corp.	86
1,799	Equifax, Inc.	48
1,328	FTI Consulting, Inc. (a)	59
878	The Corporate Executive Board Co.	19

		212

	Residential REITs — 0.01%
930	Apartment Investment & Management Co., Class – A	11
878	Camden Property Trust	27

Shares	Security Description	Value (000)
	Residential REITs (continued)
182	Essex Property Trust, Inc.	$14

		52

	Restaurants — 0.57%
2,523	Brinker International, Inc.	27
2,094	Burger King Holdings, Inc.	50
878	Chipotle Mexican Grill, Inc., Class – A (a)	54
3,842	Darden Restaurants, Inc.	108
27,689	McDonald’s Corp.	1,722
695	Panera Bread Co., Class – A (a)	36
19,508	Starbucks Corp. (a)	185
4,997	Tim Hortons, Inc.	144
12,654	YUM! Brands, Inc.	399

		2,725

	Retail REITs — 0.09%
449	Federal Realty Investment Trust	28
3,032	General Growth Properties, Inc.	4
6,150	Simon Property Group, Inc.	326
1,369	Taubman Centers, Inc.	35
1,988	The Macerich Co.	36

		429

	Security & Alarm Services — 0.02%
3,047	Corrections Corp. of America (a)	50
1,001	The Brink’s Co.	27

		77

	Semiconductor Equipment — 0.14%
36,256	Applied Materials, Inc.	367
4,228	KLA-Tencor Corp.	92
3,074	Lam Research Corp. (a)	65
6,071	MEMC Electronic Materials, Inc. (a)	87
781	Novellus Systems, Inc. (a)	10
3,137	Teradyne, Inc. (a)	13
2,248	Varian Semiconductor Equipment Associates, Inc. (a)	41

		675

	Semiconductors — 0.81%
1,979	Advanced Micro Devices, Inc. (a)	4
8,048	Altera Corp.	134
7,771	Analog Devices, Inc.	148
7,445	Atmel Corp. (a)	23
14,047	Broadcom Corp., Class – A (a)	238
970	Cree, Inc. (a)	15
3,820	Cypress Semiconductor Corp. (a)	17
1,675	Integrated Device Technology, Inc. (a)	9
133,883	Intel Corp.	1,963
338	International Rectifier Corp. (a)	5
962	Intersil Corp., Class – A	9
5,958	Linear Technology Corp.	132
12,653	LSI Logic Corp. (a)	42

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Institutional Growth Equity Portfolio

Portfolio of Investments (continued) — December 31, 2008 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Semiconductors (continued)
13,195	Marvell Technology Group Ltd. (a)	$88
5,160	Microchip Technology, Inc.	101
2,492	Micron Technology, Inc. (a)	7
6,005	National Semiconductor Corp.	60
14,943	NVIDIA Corp. (a)	121
10,386	ON Semiconductor Corp. (a)	35
2,747	Rambus, Inc. (a)	44
1,373	Silicon Laboratories, Inc. (a)	34
35,831	Texas Instruments, Inc.	556
7,437	Xilinx, Inc.	133

		3,918

	Soft Drinks — 0.89%
1,999	Hansen Natural Corp. (a)	67
40,303	PepsiCo, Inc.	2,208
44,274	The Coca-Cola Co.	2,004

		4,279

	Specialized Consumer Services — 0.06%
1,001	Brink’s Home Security Holdings, Inc. (a)	22
8,820	H & R Block, Inc.	200
1,644	Hillenbrand, Inc.	27
832	Weight Watchers International, Inc.	25

		274

	Specialized Finance — 0.13%
1,307	CME Group, Inc.	272
1,908	InterContinental Exchange, Inc. (a)	157
1,144	MSCI, Inc., Class – A (a)	20
4,467	NYSE Euronext	122
1,920	The Nasdaq Stock Market, Inc. (a)	48

		619

	Specialized REITs — 0.03%
725	HCP, Inc.	20
296	Health Care REIT, Inc.	13
330	Nationwide Health Properties Inc.	10
1,471	Plum Creek Timber Co., Inc.	51
293	Rayonier, Inc.	9
602	Ventas, Inc.	20

		123

	Specialty Chemicals — 0.12%
2,400	Albemarle Corp.	54
4,845	Ecolab, Inc.	170
2,094	International Flavors & Fragrance, Inc.	62
3,738	Nalco Holding Co.	43
3,001	Rohm & Haas Co.	186
1,777	Sigma-Aldrich Corp.	75

		590

Shares	Security Description	Value (000)
	Specialty Stores — 0.10%
2,310	Dick’s Sporting Goods, Inc. (a)	$33
3,665	PetSmart, Inc.	68
16,246	Staples, Inc.	291
3,313	Tiffany & Co.	78

		470

	Steel — 0.08%
2,900	AK Steel Holding Corp.	27
2,925	Allegheny Technologies, Inc.	75
72	Carpenter Technology	2
3,246	Cliffs Natural Resources, Inc.	83
1,777	Nucor Corp.	82
1,103	Steel Dynamics, Inc.	12
3,009	United States Steel Corp.	112

		393

	Systems Software — 1.36%
5,094	BMC Software, Inc. (a)	137
5,139	CA, Inc.	95
3,786	McAfee, Inc. (a)	131
217,017	Microsoft Corp.	4,219
4,146	Novell, Inc. (a)	16
105,360	Oracle Corp. (a)	1,868
5,390	Red Hat, Inc. (a)	72
1,103	VMware, Inc., Class – A (a)	26

		6,564

	Technology Distributors — 0.01%
225	Arrow Electronics, Inc. (a)	4
1,593	Avnet, Inc. (a)	29
330	Tech Data Corp. (a)	6

		39

	Thrifts & Mortgage Finance — 0.02%
293	Capitol Federal Financial	13
15,532	Freddie Mac	11
4,974	Hudson City Bancorp, Inc.	80
9	Tree.com, Inc. (a)	—

		104

	Tires & Rubber — 0.00%
4,044	Goodyear Tire & Rubber Co. (a)	24

	Tobacco — 0.68%
42,437	Altria Group, Inc.	639
2,488	Lorillard, Inc.	140
57,088	Philip Morris International, Inc.	2,484

		3,263

	Trading Companies & Distributors — 0.07%
3,539	Fastenal Co.	123
51	GATX Corp.	2
1,246	MSC Industrial Direct Co., Inc., Class – A	46
2,082	W.W. Grainger, Inc.	164
695	WESCO International, Inc. (a)	13

		348

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Institutional Growth Equity Portfolio

Portfolio of Investments (continued) — December 31, 2008 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Trucking — 0.03%
204	Con-Way, Inc.	$5
470	Hertz Global Holdings, Inc. (a)	2
2,226	J.B. Hunt Transport Services, Inc.	59
1,399	Landstar System, Inc.	54
500	Ryder System, Inc.	19

		139

	Wireless Telecommunication Services — 0.13%
10,769	American Tower Corp., Class – A (a)	316
1,573	Clearwire Corp., Class – A (a)	8
1,537	Crown Castle International Corp. (a)	27
123	Leap Wireless International, Inc. (a)	3
6,893	MetroPCS Communications, Inc. (a)	102
4,485	NII Holdings, Inc., Class – B (a)	82
2,870	SBA Communications Corp. (a)	47
1,123	Telephone & Data Systems, Inc.	36
123	United States Cellular Corp. (a)	5

		626

	Total SSgA Funds Management, Inc.	119,323

	Sustainable Growth Advisers — 37.36%
	Application Software — 1.37%
181,276	SAP AG – ADR	6,566

	Asset Management & Custody Banks — 1.65%
202,087	State Street Corp.	7,948

	Biotechnology — 1.99%
144,499	Genzyme Corp. (a)	9,590

	Communications Equipment — 1.26%
168,807	Qualcomm, Inc.	6,048

	Computer Hardware — 1.00%
56,626	Apple, Inc. (a)	4,833

	Consumer Finance — 0.87%
226,028	American Express Co.	4,193

	Data Processing & Outsourced Services — 3.81%
240,514	Automatic Data Processing, Inc.	9,462
169,300	Visa, Inc. – Class A	8,880

		18,342

	Fertilizers & Agricultural Chemicals — 1.07%
73,300	Monsanto Co.	5,157

	Food Distributors — 1.12%
234,414	Sysco Corp.	5,377

	Health Care Distributors — 0.80%
104,278	Henry Schein, Inc. (a)	3,826

	Health Care Equipment — 2.80%
286,372	Medtronic, Inc.	8,998
111,121	Zimmer Holdings, Inc. (a)	4,491

		13,489

Shares or Principal Amount (000)	Security Description	Value (000)
	Health Care Supplies — 0.76%
129,600	Dentsply International, Inc.	$3,660

	Home Improvement Retail — 1.56%
347,891	Lowe’s Cos., Inc.	7,487

	Household Products — 2.21%
171,987	Procter & Gamble Co.	10,632

	Internet Retail — 1.46%
137,139	Amazon.Com, Inc. (a)	7,033

	Internet Software & Services — 1.34%
20,980	Google, Inc., Class – A (a)	6,455

	Oil & Gas Equipment & Services — 1.76%
204,800	National Oilwell Varco, Inc. (a)	5,005
81,500	Schlumberger Ltd.	3,450

		8,455

	Pharmaceuticals — 1.88%
212,221	Teva Pharmaceutical Industries Ltd. – ADR	9,034

	Restaurants — 1.16%
591,403	Starbucks Corp. (a)	5,595

	Soft Drinks — 2.62%
101,512	PepsiCo, Inc.	5,560
155,262	The Coca-Cola Co.	7,029

		12,589

	Specialty Chemicals — 1.10%
150,533	Ecolab, Inc.	5,291

	Specialty Stores — 2.03%
544,163	Staples, Inc.	9,751

	Systems Software — 1.74%
430,683	Microsoft Corp.	8,372

	Total Sustainable Growth Advisers	179,723

	Total Common Stocks	472,702

	Time Deposits — 1.39%
	Jennison Associates LLC — 1.17%
$5,605	Liquidity Management Control System Time Deposit, 0.01%, 1/2/09	5,605

	Sustainable Growth Advisers — 0.22%
1,049	Liquidity Management Control System Time Deposit, 0.01%, 1/2/09	1,049

	Total Time Deposits	6,654

	Money Market Mutual Funds — 0.49%
	SSgA Funds Management, Inc. — 0.49%
2,376,957	Alliance Money Market Fund Prime Portfolio, 1.05% (b)	2,377

	Total Money Market Mutual Funds	2,377

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Institutional Growth Equity Portfolio

Portfolio of Investments (concluded) — December 31, 2008 (Unaudited)

Shares or Principal Amount (000)	Security Description	Value (000)
	Rights — 0.00%
	SSgA Funds Management, Inc. — 0.00%
587	Fresenius Kabi Pharmaceuticals Holding, Inc.	1

	Total Rights	$1

	U.S. Treasury Bills — 0.08%
	SSgA Funds Management, Inc. — 0.08%
$377	U.S. Treasury Bill, 0.10%, 6/11/09 (c)(d)	377

	Total U.S. Treasury Bills	377

	Total Investments (cost $652,881) — 100.21%	482,111
	Liabilities in excess of other assets — (0.21)%	(1,008)

	Net Assets — 100.00%	$481,103

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	Represents non-income producing security.

(b)	Variable Rate Security. The rate reflected in the Portfolio of Investments is the rate in effect on December 31, 2008.

(c)	Rate disclosed represents effective yield at purchase.

(d)	All or part of this security has been pledged as collateral for futures contracts held by the Portfolio.

ADR — American Depositary Receipt

REITs — Real Estate Investment Trusts

Futures

SSgA Funds Management, Inc.

Number of Contracts	Futures Contracts Long Positions	Value (000)	Expiration	Unrealized Gain (000)
25	NASDAQ 100 E-mini Future	$606	Mar-09	$11
15	Russell 1000 mini Future	726	Mar-09	23
3	S&P 400 E-mini Future	161	Mar-09	3
32	S&P 500 E-mini Future	1,440	Mar-09	30

				$67

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Small Capitalization Equity Portfolio

Portfolio of Investments — December 31, 2008 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 98.56%
	Franklin Portfolio Associates LLC* — 14.02%
	Aerospace & Defense — 0.18%
2,515	Esterline Technologies Corp. (a)	$95
13,348	Orbital Sciences Corp. (a)	261
4,109	TransDigm Group, Inc. (a)	138

		494

	Agricultural Products — 0.07%
13,100	Darling International, Inc. (a)	72
4,909	Fresh Del Monte Produce, Inc. (a)	110

		182

	Air Freight & Logistics — 0.06%
15,699	Pacer International, Inc.	164

	Airlines — 0.08%
11,941	SkyWest, Inc.	222

	Apparel Retail — 0.21%
4,092	Aeropostale, Inc. (a)	66
9,000	Citi Trends, Inc. (a)	132
18,241	Dress Barn, Inc. (a)	196
5,130	Jos. A. Bank Clothiers, Inc. (a)	134
7,400	Shoe Carnival, Inc. (a)	71

		599

	Apparel, Accessories & Luxury — 0.09%
8,099	Fossil, Inc. (a)	135
8,800	Fuqi International, Inc. (a)	55
10,194	Perry Ellis International, Inc. (a)	65

		255

	Application Software — 0.53%
2,087	ANSYS, Inc. (a)	58
5,836	Concur Technologies, Inc. (a)	192
10,190	Interactive Intelligence, Inc. (a)	65
9,567	Jack Henry & Associates, Inc.	186
15,661	JDA Software Group, Inc. (a)	206
13,384	Manhattan Associates, Inc. (a)	212
7,949	Net 1 UEPS Technologies, Inc. (a)	109
5,300	Parametric Technology Corp. (a)	67
8,154	SPSS, Inc. (a)	220
6,939	Taleo Corp., Class – A (a)	54
8,304	Tyler Technologies, Inc. (a)	99

		1,468

	Asset Management & Custody Banks — 0.08%
14,758	Calamos Asset Management, Inc., Class – A	109
16,400	Penson Worldwide, Inc. (a)	125

		234

	Auto Parts & Equipment — 0.07%
6,186	Fuel Systems Solutions, Inc. (a)	203

	Biotechnology — 0.72%
8,400	Alnylam Pharmaceuticals, Inc. (a)	208
23,285	CV Therapeutics, Inc. (a)	214

Shares	Security Description	Value (000)
	Biotechnology (continued)
21,025	Enzon Pharmaceuticals, Inc. (a)	$123
16,935	Isis Pharmaceuticals, Inc. (a)	240
9,359	Martek Biosciences Corp.	284
17,900	Momenta Pharmaceuticals, Inc. (a)	208
3,500	Myriad Genetics, Inc. (a)	232
2,981	OSI Pharmaceuticals, Inc. (a)	116
14,300	Progenics Pharmaceuticals, Inc. (a)	147
7,593	Regeneron Pharmaceuticals, Inc. (a)	139
11,574	Seattle Genetics, Inc. (a)	104

		2,015

	Broadcasting — 0.05%
6,159	Fisher Communications, Inc.	127

	Building Products — 0.10%
12,583	Gibraltar Industries, Inc.	150
7,346	NCI Building Systems, Inc. (a)	120

		270

	Cable & Satellite — 0.06%
28,200	RCN Corp. (a)	166

	Casinos & Gaming — 0.12%
4,929	Bally Technologies, Inc. (a)	118
8,549	WMS Industries, Inc. (a)	230

		348

	Commercial Printing — 0.08%
6,300	Consolidated Graphics, Inc. (a)	143
7,642	Ennis, Inc.	92

		235

	Commodity Chemicals — 0.11%
7,686	Calgon Carbon Corp. (a)	118
6,300	Innophos Holdings, Inc.	125
10,794	Spartech Corp.	67

		310

	Communications Equipment — 0.34%
10,780	Anaren, Inc. (a)	129
5,300	Avocent Corp. (a)	95
1,710	Comtech Telecommunications Corp. (a)	78
3,200	EMS Technologies, Inc. (a)	83
17,799	Harmonic, Inc. (a)	100
6,193	Infinera Corp. (a)	56
18,640	Oplink Communications, Inc. (a)	160
5,366	Plantronics, Inc.	71
14,100	Starent Networks Corp. (a)	168

		940

	Computer & Electronics Retail — 0.06%
16,773	Systemax, Inc.	181

	Computer Storage & Peripherals — 0.15%
11,488	Intermec, Inc. (a)	152
17,770	Intevac, Inc. (a)	90

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2008 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Franklin Portfolio Associates LLC* (continued)
	Computer Storage & Peripherals (continued)
14,896	Netezza Corp. (a)	$99
4,327	Synaptics, Inc. (a)	72

		413

	Construction & Engineering — 0.20%
6,282	Dycom Industries, Inc. (a)	52
8,383	EMCOR Group, Inc. (a)	188
6,541	Michael Baker Corp. (a)	241
2,897	Perini Corp. (a)	68

		549

	Construction & Farm Machinery — 0.06%
4,326	Wabtec Corp.	172

	Consumer Finance — 0.07%
6,800	EZCORP, Inc., Class – A (a)	104
4,154	World Acceptance Corp. (a)	82

		186

	Data Processing & Outsourced Services — 0.08%
7,905	Heartland Payment Systems, Inc.	138
10,759	TeleTech Holdings, Inc. (a)	90

		228

	Distillers & Vintners — 0.03%
4,333	Central European Distribution Corp. (a)	85

	Diversified Banks — 0.08%
15,749	Banco Latinoamericano de Exportaciones S.A., Class – E	226

	Diversified Chemicals — 0.09%
13,302	Olin Corp.	241

	Diversified Metals & Mining — 0.03%
1,300	Compass Minerals International, Inc.	76

	Diversified REITs — 0.11%
7,052	Investors Real Estate Trust	76
5,200	PS Business Parks, Inc.	232

		308

	Diversified Support Services — 0.07%
4,739	ATC Technology Corp. (a)	70
5,187	Viad Corp.	128

		198

	Education Services — 0.02%
1,174	DeVry, Inc.	67

	Electric Utilities — 0.16%
12,904	El Paso Electric Co. (a)	233
4,800	ITC Holdings Corp.	210

		443

Shares	Security Description	Value (000)
	Electrical Components & Equipment — 0.36%
7,315	Acuity Brands, Inc.	$255
7,300	American Superconductor Corp. (a)	119
5,400	Belden, Inc.	113
5,000	Brady Corp., Class – A	120
2,915	Energy Conversion Devices, Inc. (a)	74
21,134	GrafTech International Ltd. (a)	176
6,526	Woodward Governor Co.	150

		1,007

	Electronic Components — 0.03%
3,500	Rogers Corp. (a)	97

	Electronic Equipment & Instruments — 0.05%
9,395	Cognex Corp.	139

	Electronic Manufacturing Services — 0.13%
14,891	Benchmark Electronics, Inc. (a)	190
14,066	Methode Electronics, Inc.	95
12,879	TTM Technologies, Inc. (a)	67

		352

	Environmental & Facilities Services — 0.04%
4,300	Tetra Tech, Inc. (a)	104

	Fertilizers & Agricultural Chemicals — 0.01%
2,437	Terra Industries, Inc.	41

	Food Retail — 0.14%
8,573	Casey’s General Stores, Inc.	195
11,463	The Great Atlantic & Pacific Tea Co., Inc. (a)	72
6,200	The Pantry, Inc. (a)	133

		400

	Footwear — 0.09%
11,309	Wolverine World Wide, Inc.	238

	Gas Utilities — 0.11%
9,330	Piedmont Natural Gas Co., Inc.	296

	Health Care Distributors — 0.15%
6,103	Owens & Minor, Inc.	230
12,800	Pharmerica Corp. (a)	200

		430

	Health Care Equipment — 0.48%
15,700	American Medical Systems Holdings, Inc. (a)	141
4,662	Analogic Corp.	127
8,346	CONMED Corp. (a)	200
12,273	Invacare Corp.	191
14,200	Quidel Corp. (a)	186
10,254	Somanetics Corp. (a)	169
5,098	SonoSite, Inc. (a)	97
9,100	STERIS Corp.	217

		1,328

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2008 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Franklin Portfolio Associates LLC* (continued)
	Health Care Providers & Services — 0.03%
7,600	HealthSouth Corp. (a)	$83

	Health Care Services — 0.08%
3,600	CorVel Corp. (a)	79
17,887	Cross Country Healthcare, Inc. (a)	157

		236

	Health Care Supplies — 0.08%
7,378	Cynosure, Inc. Class – A (a)	67
8,788	Merit Medical Systems, Inc. (a)	158

		225

	Home Entertainment Software — 0.02%
8,600	Take-Two Interactive Software, Inc.	65

	Home Furnishings — 0.02%
7,276	Tempur-Pedic International, Inc.	52

	Housewares & Specialties — 0.09%
12,621	American Greetings Corp., Class – A	96
6,300	Tupperware Brands Corp.	143

		239

	Human Resource & Employment Services — 0.22%
5,400	Administaff, Inc.	117
6,371	CDI Corp.	82
7,839	Korn/Ferry International (a)	90
29,413	MPS Group, Inc. (a)	221
16,900	On Assignment, Inc. (a)	96

		606

	Independent Power Producers & Energy Traders — 0.06%
5,296	Ormat Technologies, Inc.	169

	Industrial Conglomerates — 0.04%
6,100	Tredegar Corp.	111

	Industrial Machinery — 0.34%
11,436	Actuant Corp., Class – A	218
7,747	Chart Industries, Inc. (a)	82
6,139	CIRCOR International, Inc.	169
10,999	Kadant, Inc. (a)	148
4,139	L.B. Foster Co., Class – A (a)	129
6,100	Robbins & Myers, Inc.	99
12,072	Tecumseh Products Co., Class – A (a)	116

		961

	Industrial REITs — 0.06%
18,381	First Potomac Realty Trust	171

	Integrated Telecommunication Services — 0.08%
9,567	NTELOS Holding Corp.	236

	Internet Retail — 0.04%
10,093	Overstock.com, Inc. (a)	109

Shares	Security Description	Value (000)
	Internet Software & Services — 0.21%
24,561	EarthLink, Inc. (a)	$166
11,704	Interwoven, Inc. (a)	147
1,979	Sohu.com, Inc. (a)	94
18,459	Vignette Corp. (a)	174

		581

	Investment Banking & Brokerage — 0.18%
1,329	Greenhill & Co., Inc.	93
19,699	Knight Capital Group, Inc., Class – A (a)	318
7,602	optionsXpress Holdings, Inc.	101

		512

	IT Consulting & Other Services — 0.12%
8,600	Gartner, Inc. (a)	153
14,200	RightNow Technologies, Inc. (a)	110
18,000	Sapient Corp. (a)	80

		343

	Leisure Products — 0.07%
3,976	Polaris Industries, Inc.	114
3,900	Pool Corp.	70

		184

	Life & Health Insurance — 0.07%
6,909	Delphi Financial Group, Inc., Class – A	127
6,231	Presidential Life Corp.	62

		189

	Life Sciences Tools & Services — 0.23%
12,325	Albany Molecular Research, Inc. (a)	120
2,012	Bio-Rad Laboratories, Inc., Class – A (a)	151
19,440	Bruker BioSciences Corp. (a)	79
3,359	Dionex Corp. (a)	151
4,057	Varian, Inc. (a)	136

		637

	Machinery — 0.04%
13,500	Federal Signal Corp.	111

	Managed Health Care — 0.18%
6,994	AMERIGROUP Corp. (a)	207
10,600	Centene Corp. (a)	209
2,480	Magellan Health Services, Inc. (a)	97

		513

	Mortgage REITs — 0.03%
7,157	Capstead Mortgage Corp.	77

	Movies & Entertainment — 0.10%
9,157	Marvel Entertainment, Inc. (a)	282

	Multi-Utilities — 0.18%
4,785	CH Energy Group, Inc.	246
11,500	NorthWestern Corp.	270

		516

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2008 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Franklin Portfolio Associates LLC* (continued)
	Office REITs — 0.11%
8,200	BioMed Realty Trust, Inc.	$96
14,922	Lexington Realty Trust	75
7,100	Parkway Properties, Inc.	128

		299

	Office Services & Supplies — 0.18%
15,780	Knoll, Inc.	142
11,934	Sykes Enterprises, Inc. (a)	228
3,863	United Stationers, Inc. (a)	130

		500

	Oil & Gas Equipment & Services — 0.11%
2,146	Bristow Group, Inc. (a)	57
4,083	Gulf Island Fabrication, Inc.	59
2,000	Lufkin Industries, Inc.	69
5,993	Matrix Service Co. (a)	46
3,644	Oil States International, Inc. (a)	68

		299

	Oil & Gas Exploration & Production — 0.36%
8,214	ATP Oil & Gas Corp. (a)	48
10,000	Bill Barrett Corp. (a)	211
3,835	Carrizo Oil & Gas, Inc. (a)	62
2,745	Cimarex Energy Co.	73
4,524	Contango Oil & Gas Co. (a)	255
4,500	Penn Virginia Corp.	117
17,800	Rosetta Resources, Inc. (a)	126
6,944	Stone Energy Corp. (a)	77
19,808	Warren Resources, Inc. (a)	39

		1,008

	Oil & Gas Storage & Transportation — 0.06%
11,150	Knightsbridge Tankers Ltd.	163

	Oil, Gas & Consumable Fuels — 0.06%
2,800	Comstock Resources, Inc. (a)	132
4,400	McMoRan Exploration Co. (a)	43

		175

	Packaged Foods & Meats — 0.25%
16,914	Chiquita Brands International, Inc. (a)	250
10,162	Flowers Foods, Inc.	247
3,508	Ralcorp Holdings, Inc. (a)	205

		702

	Paper Products — 0.07%
574	Clearwater Paper Corp. (a)	5
19,294	Glatfelter Company	179

		184

	Personal Products — 0.03%
5,915	Elizabeth Arden, Inc. (a)	75

Shares	Security Description	Value (000)
	Pharmaceuticals — 0.24%
11,848	BioMimetic Therapeutics, Inc. (a)	$109
12,700	Cadence Pharmaceuticals, Inc. (a)	92
7,377	Medicis Pharmaceutical Corp., Class – A	102
10,628	Pain Therapeutics, Inc. (a)	63
1,621	Perrigo Co.	52
19,400	ViroPharma, Inc. (a)	253

		671

	Property & Casualty Insurance — 0.35%
5,673	American Physicians Capital, Inc.	273
21,294	AmTrust Financial Services, Inc.	247
7,763	Aspen Insurance Holdings Ltd.	188
1,900	FPIC Insurance Group, Inc. (a)	83
2,999	RLI Corp.	184

		975

	Real Estate Investment Trusts — 0.03%
4,400	Post Properties, Inc.	73

	Regional Banks — 1.10%
9,143	Cathay General Bancorp	217
5,434	Community Bank System, Inc.	133
25,908	First Bancorp	289
13,414	First Financial Bancorp.	166
12,873	FirstMerit Corp.	265
16,359	Frontier Financial Corp.	71
3,000	International Bancshares Corp.	65
15,059	National Penn Bancshares, Inc.	218
11,200	Old Second Bancorp, Inc.	130
18,244	Oriental Financial Group, Inc.	110
8,751	Pacific Capital Bancorp	148
8,000	Signature Bank (a)	230
20,415	Sterling Bancshares, Inc.	124
17,569	Susquehanna Bancshares, Inc.	280
5,709	SVB Financial Group (a)	150
6,100	Trustmark Corp.	132
4,809	UMB Financial Corp.	236
8,452	Umpqua Holdings Corp.	122

		3,086

	Reinsurance — 0.18%
5,800	Greenlight Capital Re Ltd. Class – A (a)	75
5,700	IPC Holdings Ltd.	171
1,670	Odyssey Re Holdings Corp.	87
4,500	Platinum Underwriters Holdings Ltd.	162

		495

	Research and Consulting Services — 0.10%
15,724	CBIZ, Inc. (a)	136
7,949	School Specialty, Inc. (a)	152

		288

	Restaurants — 0.22%
4,500	Bob Evans Farms, Inc.	92
11,300	Cheesecake Factory, Inc. (a)	114

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2008 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Franklin Portfolio Associates LLC* (continued)
	Restaurants (continued)
10,331	Jack in the Box, Inc. (a)	$228
8,500	P.F. Chang’s China Bistro, Inc. (a)	178

		612

	Retail REITs — 0.21%
14,308	Inland Real Estate Corp.	186
12,143	Kite Realty Group Trust	67
14,100	National Retail Properties, Inc.	242
12,420	Pennsylvania Real Estate Investment Trust	93

		588

	Semiconductor Equipment — 0.13%
6,573	Cabot Microelectronics Corp. (a)	171
15,425	Ultratech, Inc. (a)	185

		356

	Semiconductors — 0.25%
21,100	Applied Micro Circuits Corp. (a)	83
9,191	Micrel, Inc.	67
18,209	OmniVision Technologies, Inc. (a)	96
16,458	Pericom Semiconductor Corp. (a)	90
13,516	Semtech Corp. (a)	152
6,546	Transmeta Corp. (a)	119
11,000	Volterra Semiconductor Corp. (a)	79

		686

	Specialized Consumer Services — 0.05%
9,600	Regis Corp.	140

	Specialized Finance — 0.12%
6,099	Financial Federal Corp.	142
11,136	Interactive Brokers Group, Inc., Class – A (a)	199

		341

	Specialized REITs — 0.31%
12,100	Cogdell Spencer, Inc.	113
23,981	Extra Space Storage, Inc.	248
3,647	National Health Investors, Inc.	100
4,503	Nationwide Health Properties, Inc.	129
1,610	Potlatch Corp.	42
8,800	Senior Housing Properties Trust	158
14,700	U-Store-It Trust	65

		855

	Specialty Chemicals — 0.11%
3,321	H.B. Fuller Co.	53
13,616	Landec Corp. (a)	90
3,722	Mineral Technologies, Inc.	152

		295

	Specialty Stores — 0.12%
11,700	Jo-Ann Stores, Inc. (a)	181
4,400	Tractor Supply Co. (a)	159

		340

Shares	Security Description	Value (000)
	Steel — 0.05%
13,098	Worthington Industries, Inc.	$144

	Systems Software — 0.12%
10,008	Sybase, Inc. (a)	248
9,400	Wind River Systems, Inc. (a)	85

		333

	Technology Distributors — 0.14%
5,162	Anixter International, Inc. (a)	155
9,893	ScanSource, Inc. (a)	191
4,861	SYNNEX Corp. (a)	55

		401

	Textiles, Apparel & Luxury Goods — 0.04%
1,584	Deckers Outdoor Corp. (a)	126

	Thrifts & Mortgage Finance — 0.18%
10,801	Bank Mutual Corp.	124
9,527	First Financial Holdings, Inc.	193
15,300	Provident New York Bancorp	190

		507

	Tires & Rubber — 0.01%
4,945	Cooper Tire & Rubber Co.	30

	Tobacco — 0.06%
5,689	Universal Corp.	170

	Trading Companies & Distributors — 0.10%
8,940	Applied Industrial Technologies, Inc.	169
8,300	Beacon Roofing Supply, Inc. (a)	115

		284

	Trucking — 0.14%
2,900	Arkansas Best Corp.	87
16,200	Celadon Group, Inc. (a)	138
6,200	Marten Transport Ltd. (a)	118
1,800	Old Dominion Freight Line, Inc. (a)	51

		394

	Water Utilities — 0.05%
4,215	SJW Corp.	126

	Wireless Telecommunication Services — 0.06%
14,568	Syniverse Holdings, Inc. (a)	174

	Total Franklin Portfolio Associates LLC*	39,140

	Frontier Capital Management Company, LLC — 24.48%
	Aerospace & Defense — 0.40%
18,172	BFGoodrich Corp.	673
23,070	Orbital Sciences Corp. (a)	450

		1,123

	Alternative Carriers — 0.13%
40,900	Premiere Global Services, Inc. (a)	352

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2008 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Frontier Capital Management Company, LLC (continued)
	Apparel Retail — 0.18%
121,978	Chico’s FAS, Inc. (a)	$510

	Application Software — 0.68%
73,611	Amdocs Ltd. (a)	1,346
21,374	Manhattan Associates, Inc. (a)	338
29,762	TiVo, Inc. (a)	213

		1,897

	Asset Management & Custody Banks — 0.20%
36,361	Waddell & Reed Financial, Inc.	562

	Auto Parts & Equipment — 0.20%
18,023	Autoliv, Inc.	387
18,520	Gentex Corp.	163

		550

	Biotechnology — 0.69%
57,760	Alkermes, Inc. (a)	615
47,571	CV Therapeutics (a)	438
52,097	Nanosphere, Inc. (a)	248
26,100	Osiris Therapeutics, Inc. (a)	500
12,745	Progenics Pharmaceuticals, Inc. (a)	132

		1,933

	Coal & Consumable Fuels — 0.28%
20,700	CONSOL Energy, Inc.	592
12,998	Massey Energy Co.	179

		771

	Communications Equipment — 0.79%
29,548	ADTRAN, Inc.	440
25,528	Anaren, Inc. (a)	305
86,098	Arris Group, Inc. (a)	684
15,946	Ciena Corp. (a)	107
13,208	CommScope, Inc. (a)	205
50,234	Harmonic, Inc. (a)	282
117,655	Sonus Networks, Inc. (a)	186

		2,209

	Computer Hardware — 0.29%
17,315	Avid Technology, Inc. (a)	189
22,312	Diebold, Inc.	627

		816

	Computer Storage & Peripherals — 0.27%
50,117	Hutchinson Technology, Inc. (a)	175
22,580	Seagate Technology	100
30,268	Seagate Technology Escrow (a)(b)	—
42,814	Western Digital Corp. (a)	490

		765

Shares	Security Description	Value (000)
	Construction & Engineering — 1.15%
47,856	Chicago Bridge & Iron Co.	$481
24,093	Fluor Corp.	1,081
26,400	Foster Wheeler Ltd. (a)	617
13,845	Jacobs Engineering Group, Inc. (a)	666
18,800	Quanta Services, Inc. (a)	372

		3,217

	Construction & Farm Machinery — 0.17%
19,407	Navistar International Corp. (a)	415
5,695	Oshkosh Corp.	51

		466

	Data Processing & Outsourced Services — 0.18%
14,976	Global Payments, Inc.	491

	Diversified Chemicals — 0.44%
2,355	Ashland, Inc.	25
40,466	Cabot Corp.	619
13,400	FMC Corp.	599

		1,243

	Diversified Metals & Mining — 0.28%
15,812	Brush Engineered Materials, Inc. (a)	201
14,137	Freeport-McMoRan Copper & Gold, Inc., Class – B	346
15,868	RTI International Metals, Inc. (a)	227

		774

	Diversified Support Services — 0.15%
19,319	Ritchie Bros. Auctioneers, Inc.	414

	Electrical Components & Equipment — 0.83%
18,413	A.O. Smith Corp.	543
37,923	Belden, Inc.	792
7,155	Franklin Electric Co., Inc.	201
9,500	General Cable Corp. (a)	168
11,792	Hubbell, Inc., Class – B	385
2,848	SunPower Corp., Class – A (a)	87
5,963	Thomas & Betts Corp. (a)	143

		2,319

	Electronic Components — 0.24%
19,216	DTS, Inc. (a)	353
11,457	Rogers Corp. (a)	318

		671

	Electronic Equipment & Instruments — 0.39%
24,590	Cognex Corp.	364
11,290	Itron, Inc. (a)	720

		1,084

	Electronic Manufacturing Services — 0.20%
144,667	Flextronics International Ltd. (a)	371
26,696	Jabil Circuit, Inc.	180

		551

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2008 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Frontier Capital Management Company, LLC (continued)
	Environmental & Facilities Services — 0.82%
15,678	Clean Harbors, Inc. (a)	$995
101,500	EnergySolutions, Inc.	573
29,045	Republic Services, Inc., Class – A	720

		2,288

	General Merchandise Stores — 0.25%
16,415	Dollar Tree, Inc. (a)	686

	Health Care Distributors — 0.08%
11,457	Patterson Cos., Inc. (a)	215

	Health Care Equipment — 0.68%
102,358	DexCom, Inc. (a)	282
111,479	Insulet Corp. (a)	861
36,717	Wright Medical Group, Inc. (a)	750

		1,893

	Health Care Services — 1.51%
22,462	AMN Healthcare Services, Inc. (a)	190
21,910	Catalyst Health Solutions, Inc. (a)	533
9,983	Express Scripts, Inc., Class – A (a)	549
96,617	Omnicare, Inc.	2,682
8,133	Pediatrix Medical Group, Inc. (a)	258

		4,212

	Health Care Supplies — 0.41%
54,406	Cooper Cos., Inc.	892
90,436	RTI Biologics, Inc. (a)	250

		1,142

	Industrial Conglomerates — 0.08%
11,323	Carlisle Cos., Inc.	234

	Industrial Machinery — 0.85%
46,767	Albany International Corp., Class – A	599
16,080	Kadant, Inc. (a)	217
23,786	Kaydon Corp.	817
19,565	Pall Corp.	556
7,571	Pentair, Inc.	179

		2,368

	Internet Software & Services — 0.10%
19,038	SAVVIS, Inc. (a)	131
18,292	Switch and Data Facilities Co. (a)	135

		266

	Investment Banking & Brokerage — 0.19%
45,772	GFI Group, Inc.	162
12,998	Investment Technology Group, Inc. (a)	295
17,956	Thomas Weisel Partners Group, Inc. (a)	85

		542

	IT Consulting & Other Services — 0.16%
44,757	Ness Technologies, Inc. (a)	191
18,493	Perot Systems Corp., Class – A (a)	253

		444

Shares	Security Description	Value (000)
	Life Sciences Tools & Services — 1.18%
19,921	Charles River Laboratories International, Inc. (a)	$522
32,965	ICON PLC – ADR (a)	649
37,612	Illumina, Inc. (a)	980
6,633	Millipore Corp. (a)	341
27,672	Pharmaceutical Product Development, Inc.	803

		3,295

	Managed Health Care — 0.17%
11,859	Magellan Health Services, Inc. (a)	464

	Marine — 0.17%
17,219	Kirby Corp. (a)	471

	Metal & Glass Containers — 0.89%
115,980	Crown Holdings, Inc. (a)	2,227
10,500	Pactiv Corp. (a)	261

		2,488

	Mortgage REITs — 0.87%
106,000	Annaly Capital Management, Inc.	1,682
86,268	CapitalSource, Inc.	399
99,200	Chimera Investment Corp.	342

		2,423

	Movies & Entertainment — 0.17%
34,640	Cinemark Holdings, Inc.	258
26,399	RHI Entertainment, Inc. (a)	214

		472

	Office Services & Supplies — 0.17%
14,749	Avery-Dennison Corp.	483

	Oil & Gas Drilling — 0.26%
7,581	ENSCO International, Inc.	215
22,915	Noble Corp.	506

		721

	Oil & Gas Equipment & Services — 0.34%
5,226	Core Laboratories N.V.	313
21,977	Dril-Quip, Inc. (a)	450
7,437	National-Oilwell Varco, Inc. (a)	182

		945

	Oil & Gas Exploration & Production — 0.59%
13,700	Cabot Oil & Gas Corp.	356
16,900	Continental Resources, Inc. (a)	350
95,277	Talisman Energy, Inc.	952

		1,658

	Oil & Gas Refining & Marketing — 0.62%
28,208	Frontier Oil Corp.	356
37,301	World Fuel Services Corp.	1,380

		1,736

	Packaged Foods & Meats — 0.11%
22,781	Smithfield Foods, Inc. (a)	320

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2008 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Frontier Capital Management Company, LLC (continued)
	Paper Packaging — 0.11%
21,900	Packaging Corp. of America	$295

	Paper Products — 0.08%
26,466	Neenah Paper, Inc.	234

	Personal Products — 0.04%
11,658	Nu Skin Enterprises, Inc., Class – A	122

	Precious Metals & Minerals — 0.06%
56,751	Hecla Mining Co. (a)	159

	Property & Casualty Insurance — 0.34%
29,347	OneBeacon Insurance Group Ltd.	307
12,200	W.R. Berkley Corp.	378
1,000	White Mountains Insurance Group Ltd.	267

		952

	Railroads — 0.13%
19,315	Kansas City Southern Industries, Inc. (a)	368

	Reinsurance — 0.21%
34,380	Montpelier Re Holdings Ltd. – ADR	577

	Restaurants — 0.18%
13,400	Cheesecake Factory, Inc. (a)	135
7,169	Panera Bread Co., Class – A (a)	375

		510

	Semiconductor Equipment — 0.73%
39,630	ATMI, Inc. (a)	611
14,137	Cabot Microelectronics Corp. (a)	368
36,268	Cymer, Inc. (a)	795
12,395	MEMC Electronic Materials, Inc. (a)	177
19,364	Teradyne, Inc. (a)	82

		2,033

	Semiconductors — 2.15%
46,298	Actel Corp. (a)	543
37,459	Altera Corp.	626
39,330	Cree, Inc. (a)	624
10,385	Cypress Semiconductor Corp. (a)	46
82,345	Entropic Communications, Inc. (a)	41
32,831	Fairchild Semiconductor International, Inc. (a)	161
60,690	Integrated Device Technology, Inc. (a)	340
46,273	International Rectifier Corp. (a)	625
45,494	Maxim Integrated Products, Inc.	520
33,892	Microsemi Corp. (a)	428
38,111	Mindspeed Technologies, Inc. (a)	31
37,923	National Semiconductor Corp.	382
103,987	PMC-Sierra, Inc. (a)	505
14,874	Silicon Laboratories, Inc. (a)	369
138,364	Skyworks Solutions, Inc. (a)	767

		6,008

Shares	Security Description	Value (000)
	Specialized Consumer Services — 0.10%
31,156	Sotheby’s	$277

	Specialty Chemicals — 0.24%
27,765	Albemarle Corp.	619
23,719	Flotek Industries, Inc. (a)	60

		679

	Systems Software — 0.27%
19,364	CommVault Systems, Inc. (a)	260
40,268	Macrovision Solutions Corp. (a)	509

		769

	Trading Companies & Distributors — 0.27%
19,884	Watsco, Inc.	764

	Trucking — 0.30%
22,166	Landstar System, Inc.	852

	Wireless Telecommunication Services — 0.46%
63,300	MetroPCS Communications, Inc. (a)	940
18,606	NII Holdings, Class – B (a)	338

		1,278

	Total Frontier Capital Management Company, LLC	68,361

	Geewax & Partners, LLC — 17.19%
	Aerospace & Defense — 0.26%
12,800	DynCorp International, Inc., Class – A (a)	194
6,900	Ladish Co., Inc. (a)	96
10,184	Triumph Group, Inc.	432

		722

	Agricultural Products — 0.08%
10,166	Fresh Del Monte Produce, Inc. (a)	228

	Air Freight & Logistics — 0.09%
9,505	Hub Group, Inc., Class – A (a)	252
1,702	Park-Ohio Holdings Corp. (a)	11

		263

	Airlines — 0.14%
18,000	JetBlue Airways Corp. (a)	128
12,000	UAL Corp.	132
17,000	US Airways Group, Inc. (a)	131

		391

	Aluminum — 0.02%
2,800	Kaiser Aluminum Corp.	63

	Apparel Retail — 0.36%
85,930	Collective Brands, Inc. (a)	1,007

	Apparel, Accessories & Luxury — 0.01%
1,072	FGX International Holdings Ltd. (a)	15

	Application Software — 0.06%
8,000	Epicor Software Corp. (a)	39
9,000	JDA Software Group, Inc. (a)	118

		157

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2008 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Geewax & Partners, LLC (continued)
	Asset Management & Custody Banks — 0.35%
37,755	Apollo Investment Corp.	$351
12,000	Ares Capital Corp.	76
3,000	BlackRock Kelso Capital Corp.	30
5,360	MVC Capital, Inc.	59
39,858	Prospect Capital Corp.	477

		993

	Auto Parts & Equipment — 0.10%
8,600	Fuel Systems Solutions, Inc. (a)	282

	Biotechnology — 0.70%
21,333	Alexion Pharmaceuticals, Inc. (a)	772
14,000	Cubist Pharmaceuticals, Inc. (a)	338
30,950	Emergent BioSolutions, Inc. (a)	808
8,844	Nabi Biopharmaceuticals (a)	30

		1,948

	Building Products — 0.12%
36,000	Griffon Corp. (a)	336

	Coal & Consumable Fuels — 0.03%
1,139	Alliance Holdings GP LP	17
1,526	Alliance Resource Partners LP	41
1,077	International Coal Group, Inc. (a)	2
2,345	Penn Virginia Resource Partners LP	27

		87

	Commercial Printing — 0.19%
35,300	Deluxe Corp.	528

	Commercial Services & Supplies — 0.04%
4,500	Consolidated Graphics, Inc. (a)	102

	Commodity Chemicals — 0.25%
27,432	Innophos Holdings, Inc.	543
6,755	Koppers Holdings, Inc.	146

		689

	Communications Equipment — 0.49%
11,500	Arris Group, Inc. (a)	91
35,866	Avocent Corp. (a)	642
8,000	Comtech Telecommunications Corp. (a)	367
1,700	EMS Technologies, Inc. (a)	44
9,144	Globecomm Systems, Inc. (a)	50
4,900	Neutral Tandem, Inc. (a)	79
3,432	Opnext, Inc. (a)	6
40,154	Powerwave Technologies, Inc. (a)	20
7,005	Symmetricom, Inc. (a)	28
2,100	ViaSat, Inc. (a)	51

		1,378

	Computer & Electronics Retail — 0.02%
6,393	hhgregg, Inc. (a)	55

Shares	Security Description	Value (000)
	Computer Storage & Peripherals — 0.17%
25,500	Imation Corp.	$346
20,000	Immersion Corp. (a)	118

		464

	Construction & Engineering — 0.48%
3,100	AECOM Technology Corp. (a)	95
7,300	Great Lakes Dredge & Dock Co.	30
9,179	MasTec, Inc. (a)	106
5,200	Northwest Pipe Co. (a)	222
38,265	Perini Corp. (a)	895

		1,348

	Construction & Farm Machinery — 0.14%
9,973	Wabtec Corp.	396

	Consumer Finance — 0.00%
3,360	Advance America Cash Advance Centers, Inc.	6

	Data Processing & Outsourced Services — 0.18%
28,208	CSG Systems International, Inc. (a)	493

	Diversified Banks — 0.04%
6,986	Banco Latinoamericano de Exportaciones S.A., Class – E	100

	Diversified Chemicals — 0.01%
1,860	Ashland, Inc.	19
77	LSB Industries, Inc. (a)	1

		20

	Diversified Metals & Mining — 0.08%
6,499	AMCOL International Corp.	136
1,729	Compass Minerals International, Inc.	102

		238

	Diversified Support Services — 0.07%
2,600	AMREP Corp. (a)	81
3,300	EnerNOC, Inc. (a)	25
3,886	Viad Corp.	96

		202

	Electric Utilities — 0.69%
42,382	Cleco Corp.	968
11,300	El Paso Electric Co. (a)	204
2,000	FPL Group, Inc.	101
1,600	Portland General Electric Co.	31
6,164	The Empire District Electric Co.	108
11,926	UIL Holdings Corp.	358
5,000	Unisource Energy Corp.	147

		1,917

	Electrical Components & Equipment — 0.23%
13,601	Acuity Brands, Inc.	475
4,200	Energy Conversion Devices, Inc. (a)	106
6,283	GrafTech International Ltd. (a)	52
134	LaBarge, Inc. (a)	2

		635

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2008 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Geewax & Partners, LLC (continued)
	Electronic Equipment & Instruments — 0.04%
17,700	L-1 Identity Solutions, Inc. (a)	$119

	Electronic Manufacturing Services — 0.01%
3,900	RadiSys Corp. (a)	22

	Energy Equipment & Services — 0.00%
136,440	Enbridge Energy Management LLC (a)(b)	—

	Food Distributors — 0.11%
6,921	Nash-Finch Co.	311

	Food Retail — 0.08%
6,500	Susser Holdings Corp. (a)	86
8,600	Winn-Dixie Stores, Inc. (a)	139

		225

	Gas Utilities — 0.01%
1,072	AmeriGas Partners LP	30

	Health Care Equipment — 0.02%
2,000	Hologic, Inc. (a)	26
2,000	Quidel Corp. (a)	26

		52

	Health Care Facilities — 0.17%
9,380	Psychiatric Solutions, Inc. (a)	261
16,147	Skilled Healthcare Group, Inc., Class – A (a)	136
4,221	The Ensign Group, Inc.	71

		468

	Health Care Services — 0.54%
17,286	Chemed Corp.	687
21,354	Emergency Medical Services Corp. (a)	782
3,000	RehabCare Group, Inc. (a)	46

		1,515

	Health Care Supplies — 0.09%
18,001	Cynosure, Inc. (a)	164
4,300	Merit Medical Systems, Inc. (a)	77

		241

	Hotels, Resorts & Cruise Lines — 0.01%
8,777	Bluegreen Corp. (a)	27

	Human Resource & Employment Services — 0.02%
9,798	Volt Information Sciences, Inc. (a)	71

	Industrial Conglomerates — 0.06%
9,900	Tredegar Industries, Inc.	180

	Industrial Machinery — 0.32%
7,943	Barnes Group, Inc.	115
4,770	Blount International, Inc. (a)	45
11,000	Briggs & Stratton Corp.	194
1,850	Energy Recovery Inc. (a)	14
10,500	ENPRO Industries, Inc. (a)	226

Shares	Security Description	Value (000)
	Industrial Machinery (continued)
11,000	Mueller Industries, Inc.	$276
1,000	Tennant Co.	15

		885

	Insurance — 0.12%
4,538	Employers Holdings, Inc.	75
1,000	Meadowbrook Insurance Group, Inc.	6
10,000	Validus Holdings Ltd.	262

		343

	Insurance Brokers — 0.11%
20,567	Crawford & Co., Class – B (a)	299

	Integrated Telecommunication Services — 0.04%
10,884	Alaska Communications Systems Group, Inc.	102
5,000	Cincinnati Bell, Inc. (a)	10
400	Consolidated Communications Holdings, Inc.	5

		117

	Internet Software & Services — 0.16%
34,171	EarthLink, Inc. (a)	231
4,859	Rackspace Hosting, Inc. (a)	26
3,000	S1 Corp. (a)	24
2,601	United Online, Inc.	16
6,000	WebMD Health Corp., Class – A (a)	141

		438

	Investment Banking & Brokerage — 0.24%
34,883	Knight Capital Group, Inc., Class – A (a)	564
5,660	SWS Group, Inc.	107

		671

	IT Consulting & Other Services — 0.12%
34,206	Ness Technologies, Inc. (a)	147
13,400	Perot Systems Corp., Class – A (a)	183

		330

	Leisure Facilities — 0.02%
3,298	Speedway Motorsports, Inc.	53

	Life & Health Insurance — 0.10%
40,462	American Equity Investment Life Holding Co.	283

	Managed Health Care — 0.96%
16,600	Amerigroup Corp. (a)	490
14,136	Centene Corp. (a)	279
61,060	HealthSpring, Inc. (a)	1,219
11,657	Magellan Health Services, Inc. (a)	456
26,175	Universal American Corp. (a)	231

		2,675

	Marine — 0.03%
13,101	Eagle Bulk Shipping, Inc.	90
600	Navios Maritime Partners LP	4

		94

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2008 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Geewax & Partners, LLC (continued)
	Marine Ports & Services — 0.01%
6,900	CAI International, Inc. (a)	$22

	Mortgage REITs — 0.11%
10,800	American Capital Agency Corp.	231
2,000	Hatteras Financial Corp.	53
6,100	Resource Capital Corp.	23

		307

	Multi-line Insurance — 0.07%
21,400	Horace Mann Educators Corp.	197

	Multi-Sector Holdings — 0.22%
30,687	Leucadia National Corp. (a)	608

	Multi-Utilities — 0.23%
27,419	NorthWestern Corp.	644

	Office Services & Supplies — 0.07%
15,200	Acco Brands Corp. (a)	53
4,600	United Stationers, Inc. (a)	154

		207

	Oil & Gas Equipment & Services — 0.14%
43,000	Cal Dive International, Inc. (a)	280
1,110	Geokinetics, Inc. (a)	3
28,415	Newpark Resources, Inc. (a)	105

		388

	Oil & Gas Exploration & Production — 0.09%
10,000	Brigham Exploration Co. (a)	32
5,386	Gulfport Energy Corp. (a)	21
13,400	Linn Energy LLC	201
2,826	TXCO Resources, Inc. (a)	4

		258

	Oil & Gas Refining & Marketing — 0.05%
9,000	Alon USA Energy, Inc.	82
12,100	Delek US Holdings, Inc.	64

		146

	Oil & Gas Storage & Transportation — 0.40%
25,000	Cheniere Energy, Inc. (a)	71
8,040	Energy Transfer Partners LP	274
18,998	Nordic American Tankers Shipping Ltd.	641
9,548	Teekay Tankers Ltd., Class A	121

		1,107

	Packaged Foods & Meats — 0.73%
3,200	B&G Foods, Inc., Class – A	17
8,000	Lance, Inc.	184
20,000	Ralcorp Holdings, Inc. (a)	1,168
9,500	The Hain Celestial Group, Inc. (a)	181
17,500	TreeHouse Foods, Inc. (a)	477

		2,027

Shares	Security Description	Value (000)
	Paper & Forest Products — 0.03%
3,600	Neenah Paper, Inc.	$32
3,200	Schweitzer-Mauduit International, Inc.	64

		96

	Paper Packaging — 0.36%
29,146	Rock-Tenn Co., Class – A	996

	Personal Products — 0.63%
21,500	American Oriental Bioengineering, Inc. (a)	146
22,400	Chattem, Inc. (a)	1,602

		1,748

	Pharmaceuticals — 0.12%
8,000	Endo Pharmaceuticals Holdings, Inc. (a)	207
9,400	Par Pharmaceutical Cos., Inc. (a)	126

		333

	Property & Casualty Insurance — 1.55%
1,300	American Safety Insurance Holdings Ltd. (a)	17
31,223	Amerisafe, Inc. (a)	641
46,834	AmTrust Financial Services, Inc.	543
540	Argo Group International Holdings Ltd. – ADR (a)	18
59,949	Aspen Insurance Holdings Ltd.	1,454
39,000	Assured Guaranty Ltd.	445
6,231	CNA Surety Corp. (a)	120
2,158	First Mercury Financial Corp. (a)	31
12,596	Safety Insurance Group, Inc.	479
18,895	Tower Group, Inc.	533
1,700	Zenith National Insurance Corp.	54

		4,335

	Publishing — 0.20%
22,580	Interactive Data Corp.	557

	Regional Banks — 0.45%
41,772	National Penn Bancshares, Inc.	606
2,699	Oriental Financial Group, Inc.	16
37,429	Pacific Capital Bancorp	632

		1,254

	Reinsurance — 0.93%
21,967	CastlePoint Holdings Ltd.	298
27,657	IPC Holdings Ltd.	827
3,000	Maiden Holdings Ltd.	9
25,000	Montpelier Re Holdings Ltd. – ADR	420
29,146	Platinum Underwriters Holdings Ltd.	1,052

		2,606

	Research and Consulting Services — 0.07%
2,000	Huron Consulting Group, Inc. (a)	115
2,900	ICF International, Inc. (a)	71

		186

	Restaurants — 0.00%
600	Einstein Noah Restaurant Group, Inc. (a)	3

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2008 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Geewax & Partners, LLC (continued)
	Retail REITs — 0.04%
6,000	Getty Realty Corp.	$126

	Security & Alarm Services — 0.28%
7,504	Cornell Cos., Inc. (a)	139
19,659	GeoEye, Inc. (a)	378
15,400	The Geo Group, Inc. (a)	278

		795

	Semiconductors — 0.31%
3,400	Actel Corp. (a)	40
2,000	NVE Corp. (a)	52
27,900	Semtech Corp. (a)	315
81,410	Skyworks Solutions, Inc. (a)	451

		858

	Specialized Consumer Services — 0.24%
42,531	Jackson Hewitt Tax Service, Inc.	667

	Specialized Finance — 0.15%
7,303	Encore Capital Group, Inc. (a)	53
6,500	Fifth Street Finance Corp.	49
7,200	Life Partners Holdings, Inc.	314
11,250	Primus Guaranty Ltd. (a)	13

		429

	Specialized REITs — 0.19%
32,831	OMEGA Healthcare Investors, Inc.	524

	Specialty Chemicals — 0.33%
3,694	Arch Chemicals, Inc.	96
16,500	H.B. Fuller Co.	266
8,700	Innospec, Inc.	51
7,328	Minerals Technologies, Inc.	300
5,800	Sensient Technologies Corp.	138
1,675	Stepan Co.	79

		930

	Steel — 0.02%
1,697	Haynes International, Inc. (a)	42
1,400	Sutor Technology Group Ltd. (a)	3

		45

	Systems Software — 0.01%
4,205	OPNET Technologies, Inc. (a)	41

	Thrifts & Mortgage Finance — 0.04%
2,630	Bank Mutual Corp.	30
1,260	Federal Agricultural Mortgage Corp., Class – C	4
7,000	TrustCo Bank Corp.	67

		101

	Tobacco — 0.00%
500	Vector Group Ltd.	7

Shares	Security Description	Value (000)
	Trading Companies & Distributors — 0.20%
2,700	Aceto Corp.	$27
4,600	Aircastle Ltd.	22
34,500	Beacon Roofing Supply, Inc. (a)	479
1,619	H&E Equipment Services, Inc. (a)	12
2,600	Textainer Group Holdings Ltd.	28

		568

	Trucking — 0.00%
50	Saia, Inc. (a)	1

	Water Utilities — 0.02%
938	Connecticut Water Service, Inc.	22
1,300	Middlesex Water Co.	23

		45

	Wireless Telecommunication Services — 0.12%
2,500	iPCS, Inc. (a)	17
24,131	Syniverse Holdings, Inc. (a)	288
2,900	USA Mobility, Inc.	34

		339

	Total Geewax & Partners, LLC	48,013

	IronBridge Capital Management, LP — 27.00%
	Aerospace & Defense — 1.18%
18,598	Esterline Technologies Corp. (a)	705
38,799	Moog, Inc., Class – A (a)	1,419
29,658	Orbital Sciences Corp. (a)	579
14,150	Triumph Group, Inc.	601

		3,304

	Agricultural Products — 0.32%
31,426	Corn Products International, Inc.	907

	Apparel, Accessories & Luxury — 0.09%
28,634	Oxford Industries, Inc.	251

	Application Software — 0.76%
20,700	ANSYS, Inc. (a)	577
37,153	Jack Henry & Associates, Inc.	721
37,510	Parametric Technology Corp. (a)	475
30,078	Tyler Technologies, Inc. (a)	360

		2,133

	Asset Management & Custody Banks — 0.14%
24,385	Waddell & Reed Financial, Inc., Class – A	377

	Auto Parts & Equipment — 0.26%
44,835	Gentex Corp.	396
30,425	Superior Industries International, Inc.	320

		716

	Biotechnology — 0.66%
36,436	Cepheid, Inc. (a)	378
46,106	Isis Pharmaceuticals, Inc. (a)	654
16,541	Metabolix, Inc. (a)	210
3,300	Myriad Genetics, Inc. (a)	219
11,549	Onyx Pharmaceuticals, Inc. (a)	395

		1,856

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2008 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	IronBridge Capital Management, LP (continued)
	Building Products — 0.57%
86,629	Apogee Enterprises, Inc.	$898
25,471	Universal Forest Products, Inc.	685

		1,583

	Casinos & Gaming — 0.35%
36,035	WMS Industries, Inc. (a)	969

	Coal & Consumable Fuels — 0.09%
107,552	International Coal Group, Inc. (a)	247

	Commodity Chemicals — 0.22%
54,131	Methanex Corp.	608

	Communications Equipment — 0.60%
10,250	Comtech Telecommunications Corp. (a)	469
26,923	Polycom, Inc. (a)	364
63,172	Tekelec (a)	843

		1,676

	Computer Storage & Peripherals — 0.21%
35,221	Synaptics, Inc. (a)	583

	Construction & Engineering — 0.27%
38,463	Insituform Technologies, Inc., Class – A (a)	757

	Construction & Farm Machinery — 0.29%
25,604	Astec Industries, Inc. (a)	802

	Consumer Electronics — 0.17%
28,980	Universal Electronics, Inc. (a)	470

	Diversified Chemicals — 0.35%
21,612	FCM Corp.	967

	Diversified Real Estate Activities — 0.19%
21,419	The St. Joe Co. (a)	521

	Education Services — 0.23%
2,958	Strayer Education, Inc.	634

	Electrical Components & Equipment — 1.11%
25,765	American Superconductor Corp. (a)	420
63,419	GrafTech International Ltd. (a)	528
12,353	SunPower Corp., Class – A (a)	376
37,455	Thomas & Betts Corp. (a)	895
38,475	Woodward Governor Co.	886

		3,105

	Electronic Equipment & Instruments — 1.36%
41,114	Daktronics, Inc.	385
41,843	Flir Systems, Inc. (a)	1,284
9,702	Itron, Inc. (a)	618
48,434	National Instruments Corp.	1,180
15,478	Rofin-Sinar Technologies, Inc. (a)	318

		3,785

	Electronic Manufacturing Services — 0.47%
61,096	Trimble Navigation Ltd. (a)	1,320

Shares	Security Description	Value (000)
	Footwear — 0.25%
32,768	Wolverine World Wide, Inc.	$690

	Gas Utilities — 0.74%
39,837	AGL Resources, Inc.	1,249
33,766	UGI Corp.	825

		2,074

	Health Care Distributors — 0.47%
34,633	Owens & Minor, Inc.	1,304

	Health Care Equipment — 0.99%
33,276	ABIOMED, Inc. (a)	546
15,351	Analogic Corp.	419
8,810	Gen-Probe, Inc. (a)	377
36,442	Hansen Medical, Inc. (a)	263
11,444	IDEXX Laboratories, Inc. (a)	413
22,071	SonoSite, Inc. (a)	421
17,079	ZOLL Medical Corp. (a)	323

		2,762

	Health Care Technology — 0.72%
42,669	Cerner Corp. (a)	1,641
30,041	Phase Forward, Inc. (a)	376

		2,017

	Household Appliances — 0.42%
29,635	Snap-on, Inc.	1,167

	Housewares & Specialties — 0.40%
49,134	The Tupperware Brands Corp.	1,115

	Industrial Conglomerates — 0.12%
14,305	Raven Industries, Inc.	345

	Industrial Machinery — 1.01%
18,718	IDEX Corp.	452
17,774	Kaydon Corp.	611
19,447	Lincoln Electric Holding, Inc.	990
12,338	Valmont Industries, Inc.	757

		2,810

	Internet Retail — 0.09%
8,400	Netflix, Inc. (a)	251

	Investment Banking & Brokerage — 0.45%
76,056	Jefferies Group, Inc.	1,069
14,450	optionsXpress Holdings, Inc.	193

		1,262

	Leisure Products — 0.46%
107,111	Callaway Golf Co.	995
80,419	Leapfrog Enterprises, Inc. (a)	282

		1,277

	Life & Health Insurance — 0.03%
4,734	FBL Financial Group, Inc., Class – A	73

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2008 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	IronBridge Capital Management, LP (continued)
	Life Sciences Tools & Services — 1.19%
84,005	Exelixis, Inc. (a)	$422
27,456	Illumina, Inc. (a)	715
13,563	Techne Corp.	875
39,119	Varian, Inc. (a)	1,311

		3,323

	Marine — 0.33%
37,043	Alexander & Baldwin, Inc.	928

	Metal & Glass Containers — 0.39%
30,543	AptarGroup, Inc.	1,076

	Multi-line Insurance — 0.60%
73,327	American Financial Group, Inc.	1,678

	Multi-Utilities — 1.08%
93,409	Avista Corp.	1,810
45,218	Black Hills Corp.	1,219

		3,029

	Office REITs — 0.71%
6,410	Alexandria Real Estate Equities, Inc.	387
51,877	Corporate Office Properties	1,592

		1,979

	Oil & Gas Drilling — 0.24%
25,149	Unit Corp. (a)	672

	Oil & Gas Equipment & Services — 0.67%
9,684	Lufkin Industries, Inc.	334
28,334	Oceaneering International, Inc. (a)	826
30,886	Oil States International, Inc. (a)	577
19,482	Tesco Corp. (a)	139

		1,876

	Oil & Gas Exploration & Production — 0.42%
44,832	Cabot Oil & Gas Corp., Class – A	1,166

	Oil & Gas Storage & Transportation — 0.22%
48,044	Southern Union Co.	627

	Property & Casualty Insurance — 1.23%
5,732	Alleghany Corp. (a)	1,616
25,317	Argo Group International Holdings Ltd. – ADR (a)	859
18,569	Selective Insurance Group, Inc.	426
22,921	Stewart Information Services Corp.	538

		3,439

	Regional Banks — 1.20%
19,907	Cullen/Frost Bankers, Inc.	1,009
37,882	First Midwest Bancorp, Inc.	757
11,537	United Bankshares, Inc.	383
20,016	Westamerica Bancorp	1,024
20,858	Wilshire Bancorp, Inc.	189

		3,362

Shares	Security Description	Value (000)
	Residential REITs — 0.40%
29,990	Mid-America Apartment Communities, Inc.	$1,114

	Semiconductor Equipment — 0.28%
20,536	Varian Semiconductor Equipment Associates, Inc. (a)	372
62,393	Veeco Instruments, Inc. (a)	396

		768

	Semiconductors — 0.34%
88,455	Cypress Semiconductor Corp. (a)	395
35,833	Semtech Corp. (a)	404
9,779	Standard Microsystems Corp. (a)	160

		959

	Specialty Chemicals — 0.68%
17,269	Arch Chemicals, Inc.	450
26,352	Lubrizol Corp.	959
12,213	Minerals Technologies, Inc.	500

		1,909

	Specialty Stores — 0.38%
29,606	Tractor Supply Co. (a)	1,070

	Steel — 0.10%
13,853	Carpenter Technology Corp.	285

	Technology Distributors — 0.15%
22,176	ScanSource, Inc. (a)	427

	Thrifts & Mortgage Finance — 0.17%
30,788	Washington Federal, Inc.	461

	Trading Companies & Distributors — 0.18%
6,764	GATX Corp.	210
15,883	WESCO International, Inc. (a)	305

		515

	Total IronBridge Capital Management, LP	75,381

	Sterling Johnston Capital Management, L.P. — 15.87%
	Aerospace & Defense — 1.01%
26,113	Curtiss-Wright Corp.	872
27,100	HEICO Corp.	1,052
21,147	Triumph Group, Inc.	898

		2,822

	Airlines — 0.20%
77,950	JetBlue Airways Corp. (a)	553

	Apparel Retail — 0.43%
13,985	Aeropostale, Inc. (a)	225
28,700	Collective Brands, Inc. (a)	337
24,653	The Gymboree Corp. (a)	643

		1,205

	Apparel, Accessories & Luxury — 0.19%
27,020	Carter’s, Inc. (a)	520

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2008 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Sterling Johnston Capital Management, L.P. (continued)
	Application Software — 0.67%
18,454	Blackboard, Inc. (a)	$484
5,478	Concur Technologies, Inc. (a)	180
42,971	Informatica Corp. (a)	590
67,692	Lawson Software, Inc. (a)	321
24,050	Quest Software, Inc. (a)	303

		1,878

	Biotechnology — 0.94%
18,300	BioMarin Pharmaceutical, Inc. (a)	326
29,066	Genomic Health, Inc. (a)	566
14,550	Martek Biosciences Corp.	441
16,750	Onyx Pharmaceuticals, Inc. (a)	572
14,600	Osiris Therapeutics, Inc. (a)	280
29,195	Rigel Pharmaceuticals, Inc. (a)	233
22,547	Seattle Genetics, Inc. (a)	202

		2,620

	Casinos & Gaming — 0.42%
15,018	Churchill Downs, Inc.	607
21,538	WMS Industries, Inc. (a)	579

		1,186

	Communications Equipment — 0.20%
12,218	Comtech Telecommunications Corp. (a)	560

	Consumer Finance — 0.17%
46,116	Dollar Financial Corp. (a)	475

	Data Processing & Outsourced Services — 0.31%
73,072	CyberSource Corp. (a)	876

	Distributors — 0.10%
23,850	LKQ Corp. (a)	278

	Diversified Support Services — 0.20%
34,550	Healthcare Services Group, Inc.	550

	Education Services — 0.34%
12,897	American Public Education, Inc. (a)	480
25,550	Grand Canyon Education, Inc. (a)	480

		960

	Electrical Components & Equipment — 0.56%
54,644	EnerSys (a)	601
25,800	General Cable Corp. (a)	456
13,450	Regal-Beloit Corp.	511

		1,568

	Electronic Components — 0.14%
20,650	DTS, Inc. (a)	379

	Electronic Equipment & Instruments — 0.12%
36,823	Daktronics, Inc.	345

	Health Care Distributors — 0.26%
38,100	PSS World Medical, Inc. (a)	717

Shares	Security Description	Value (000)
	Health Care Equipment — 0.93%
19,707	Integra LifeSciences Holdings (a)	$701
24,812	Meridian Bioscience, Inc.	632
2,750	NuVasive, Inc. (a)	95
23,070	SonoSite, Inc. (a)	440
26,496	Volcano Corp. (a)	398
16,453	Wright Medical Group, Inc. (a)	336

		2,602

	Health Care Facilities — 0.46%
22,552	Psychiatric Solutions, Inc. (a)	628
26,522	Skilled Healthcare Group, Inc., Class – A (a)	224
48,291	Sun Healthcare Group, Inc. (a)	427

		1,279

	Health Care Providers & Services — 0.11%
4,700	United Therapeutics Corp. (a)	294

	Health Care Services — 0.48%
51,395	Alliance Imaging, Inc. (a)	409
20,113	Catalyst Health Solutions, Inc. (a)	490
15,200	Gentiva Health Services, Inc. (a)	445

		1,344

	Health Care Supplies — 0.27%
13,268	Haemonetics Corp. (a)	750

	Home Entertainment Software — 0.11%
17,983	Perfect World Co. Ltd. – Sponsored ADR (a)	310

	Industrial Machinery — 0.62%
51,503	Energy Recovery, Inc. (a)	391
18,805	Kaydon Corp.	646
13,944	Middleby Corp. (a)	380
10,000	Nordson Corp.	323

		1,740

	Internet Retail — 0.22%
20,784	Netflix, Inc. (a)	621

	Internet Software & Services — 1.11%
11,250	Bankrate, Inc. (a)	428
16,084	Digital River, Inc. (a)	399
27,100	Gmarket, Inc. – ADR (a)	467
56,607	Interwoven, Inc. (a)	713
24,150	j2 Global Communications, Inc. (a)	484
31,361	SkillSoft PLC – ADR (a)	224
25,479	Websense, Inc. (a)	381

		3,096

	Investment Banking & Brokerage — 0.17%
20,200	KBW, Inc. (a)	465

	Life Sciences Tools & Services — 0.14%
8,028	AMAG Pharmaceuticals, Inc. (a)	288
7,270	Medivation, Inc. (a)	106

		394

	Metal & Glass Containers — 0.15%
12,800	Greif, Inc., Class – A	428

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Small Capitalization Equity Portfolio

Portfolio of Investments (concluded) — December 31, 2008 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Sterling Johnston Capital Management, L.P. (continued)
	Mortgage REITs — 0.36%
172,329	MFA Mortgage Investment, Inc.	$1,015

	Oil & Gas Equipment & Services — 0.92%
12,289	CARBO Ceramics, Inc.	437
37,795	Hornbeck Offshore Services, Inc. (a)	618
71,049	Key Energy Services, Inc. (a)	313
60,118	Tesco Corp. (a)	429
70,784	TETRA Technologies, Inc. (a)	344
49,841	Willbros Group, Inc. (a)	422

		2,563

	Oil & Gas Exploration & Production — 0.35%
51,983	Rex Energy Corp. (a)	153
51,433	Rosetta Resource, Inc. (a)	364
73,450	SandRidge Energy, Inc. (a)	452

		969

	Paper Packaging — 0.20%
16,069	Rock-Tenn Co., Class – A	549

	Pharmaceuticals — 0.14%
35,050	Eurand N.V. (a)	302
3,256	XenoPort, Inc. (a)	81

		383

	Railroads — 0.16%
15,000	Genesee & Wyoming, Inc., Class – A (a)	458

	Regional Banks — 0.17%
69,750	Boston Private Financial Holdings, Inc.	477

	Research and Consulting Services — 0.57%
28,150	Duff & Phelps Corp., Class – A (a)	538
8,255	Huron Consulting Group, Inc. (a)	473
36,550	Navigant Consulting, Inc. (a)	580

		1,591

	Restaurants — 0.11%
30,750	Cheesecake Factory, Inc. (a)	311

	Security & Alarm Services — 0.29%
42,270	GeoEye, Inc. (a)	813

	Semiconductors — 0.39%
29,080	Diodes, Inc. (a)	176
37,394	Microsemi Corp. (a)	473
37,850	Semtech Corp. (a)	427

		1,076

	Steel — 0.32%
39,304	A.M. Castle & Co.	426
23,300	Reliance Steel & Aluminum Co.	464

		890

Shares or Principal Amount (000)	Security Description	Value (000)
	Systems Software — 0.41%
41,412	CommVault Systems, Inc. (a)	$555
110,200	Novell, Inc. (a)	429
8,569	Progress Software Corp. (a)	165

		1,149

	Textiles, Apparel & Luxury Goods — 0.16%
5,450	Deckers Outdoor Corp. (a)	435

	Trading Companies & Distributors — 0.19%
39,144	Beacon Roofing Supply, Inc. (a)	543

	Trucking — 0.10%
16,711	Werner Enterprises, Inc.	290

	Total Sterling Johnston Capital Management, L.P.	44,327

	Total Common Stocks	275,222

	Mutual Funds — 0.11%
	Geewax & Partners, LLC — 0.11%
6,000	iShares Russell 2000 Value Index Fund	295

	Total Mutual Funds	295

	Time Deposits — 0.68%
	Frontier Capital Management Company, LLC — 0.47%
$1,321	Liquidity Management Control System Time Deposit, 0.01%, 1/2/09	1,322

	IronBridge Capital Management, LP — 0.03%
75	Liquidity Management Control System Time Deposit, 0.01%, 1/2/09	75

	Sterling Johnston Capital Management, L.P. — 0.18%
511	Liquidity Management Control System Time Deposit, 0.01%, 1/2/09	511

	Total Time Deposits	1,908

	Total Investments (cost $354,683) — 99.35%	277,425
	Other assets in excess of liabilities — 0.65%	1,807

	Net Assets — 100.00%	$279,232

Amounts designated as “—” are $0 or have been rounded to $0.

Shares designated as “—” are fractional.

*	See Footnote 9 in Notes to Financial Statements.

(a)	Represents non-income producing security.

(b)	Escrow Security due to bankruptcy.

ADR — American Depositary Receipt

REITs — Real Estate Investment Trusts

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Institutional Small Capitalization Equity Portfolio

Portfolio of Investments — December 31, 2008 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 95.05%
	Franklin Portfolio Associates LLC* — 15.76%
	Aerospace & Defense — 0.20%
1,785	Esterline Technologies Corp. (a)	$68
9,552	Orbital Sciences Corp. (a)	187
2,991	TransDigm Group, Inc. (a)	100

		355

	Agricultural Products — 0.08%
11,000	Darling International, Inc. (a)	60
3,291	Fresh Del Monte Produce, Inc. (a)	74

		134

	Air Freight & Logistics — 0.07%
11,901	Pacer International, Inc.	124

	Airlines — 0.09%
8,159	SkyWest, Inc.	152

	Apparel Retail — 0.24%
2,758	Aeropostale, Inc. (a)	44
6,400	Citi Trends, Inc. (a)	94
12,659	Dress Barn, Inc. (a)	136
3,370	Jos. A. Bank Clothiers, Inc. (a)	88
5,600	Shoe Carnival, Inc. (a)	54

		416

	Apparel, Accessories & Luxury — 0.10%
5,801	Fossil, Inc. (a)	97
5,400	Fuqi International, Inc. (a)	34
6,806	Perry Ellis International, Inc. (a)	43

		174

	Application Software — 0.59%
1,313	ANSYS, Inc. (a)	37
3,964	Concur Technologies, Inc. (a)	130
6,910	Interactive Intelligence, Inc. (a)	44
6,933	Jack Henry & Associates, Inc.	135
10,639	JDA Software Group, Inc. (a)	140
9,516	Manhattan Associates, Inc. (a)	150
5,251	Net 1 UEPS Technologies, Inc. (a)	72
4,400	Parametric Technology Corp. (a)	56
5,746	SPSS, Inc. (a)	155
4,261	Taleo Corp., Class – A (a)	33
6,096	Tyler Technologies, Inc. (a)	73

		1,025

	Asset Management & Custody Banks — 0.09%
10,842	Calamos Asset Management, Inc., Class – A	80
10,800	Penson Worldwide, Inc. (a)	82

		162

	Auto Parts & Equipment — 0.08%
4,514	Fuel Systems Solutions, Inc. (a)	148

Shares	Security Description	Value (000)
	Biotechnology — 0.82%
6,100	Alnylam Pharmaceuticals, Inc. (a)	$151
17,815	CV Therapeutics, Inc. (a)	164
15,075	Enzon Pharmaceuticals, Inc. (a)	88
11,765	Isis Pharmaceuticals, Inc. (a)	167
6,641	Martek Biosciences Corp.	201
13,000	Momenta Pharmaceuticals, Inc. (a)	151
2,400	Myriad Genetics, Inc. (a)	159
2,219	OSI Pharmaceuticals, Inc. (a)	87
10,300	Progenics Pharmaceuticals, Inc. (a)	106
5,307	Regeneron Pharmaceuticals, Inc. (a)	97
8,126	Seattle Genetics, Inc. (a)	73

		1,444

	Broadcasting — 0.05%
4,141	Fisher Communications, Inc.	85

	Building Products — 0.11%
8,717	Gibraltar Industries, Inc.	104
5,554	NCI Building Systems, Inc. (a)	91

		195

	Cable & Satellite — 0.07%
20,000	RCN Corp. (a)	118

	Casinos & Gaming — 0.13%
3,271	Bally Technologies, Inc. (a)	78
5,751	WMS Industries, Inc. (a)	155

		233

	Commercial Printing — 0.10%
4,900	Consolidated Graphics, Inc. (a)	111
4,958	Ennis, Inc.	60

		171

	Commodity Chemicals — 0.13%
5,814	Calgon Carbon Corp. (a)	89
4,700	Innophos Holdings, Inc.	93
7,206	Spartech Corp.	45

		227

	Communications Equipment — 0.38%
7,220	Anaren, Inc. (a)	86
4,000	Avocent Corp. (a)	72
1,090	Comtech Telecommunications Corp. (a)	50
2,300	EMS Technologies, Inc. (a)	60
11,801	Harmonic, Inc. (a)	66
5,007	Infinera Corp. (a)	45
14,060	Oplink Communications, Inc. (a)	121
3,634	Plantronics, Inc.	48
9,300	Starent Networks Corp. (a)	111

		659

	Computer & Electronics Retail — 0.07%
11,127	Systemax, Inc.	120

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2008 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Franklin Portfolio Associates LLC* (continued)
	Computer Storage & Peripherals — 0.16%
7,612	Intermec, Inc. (a)	$101
11,630	Intevac, Inc. (a)	59
11,004	Netezza Corp. (a)	73
2,973	Synaptics, Inc. (a)	49

		282

	Construction & Engineering — 0.22%
4,118	Dycom Industries, Inc. (a)	34
5,917	EMCOR Group, Inc. (a)	133
4,459	Michael Baker Corp. (a)	165
2,503	Perini Corp. (a)	58

		390

	Construction & Farm Machinery — 0.07%
2,874	Wabtec Corp.	114

	Consumer Finance — 0.08%
5,200	EZCORP, Inc., Class – A (a)	79
2,746	World Acceptance Corp. (a)	54

		133

	Data Processing & Outsourced Services — 0.09%
5,195	Heartland Payment Systems, Inc.	91
7,041	TeleTech Holdings, Inc. (a)	59

		150

	Distillers & Vintners — 0.03%
2,667	Central European Distribution Corp. (a)	53

	Diversified Banks — 0.10%
11,651	Banco Latinoamericano de Exportaciones S.A., Class – E	167

	Diversified Chemicals — 0.10%
9,598	Olin Corp.	174

	Diversified Metals & Mining — 0.03%
900	Compass Minerals International, Inc.	53

	Diversified REITs — 0.12%
4,548	Investors Real Estate Trust	49
3,700	PS Business Parks, Inc.	165

		214

	Diversified Support Services — 0.08%
3,161	ATC Technology Corp. (a)	46
3,713	Viad Corp.	92

		138

	Education Services — 0.03%
826	DeVry, Inc.	47

	Electric Utilities — 0.18%
8,996	El Paso Electric Co. (a)	163
3,400	ITC Holdings Corp.	148

		311

Shares	Security Description	Value (000)
	Electrical Components & Equipment — 0.41%
5,285	Acuity Brands, Inc.	$184
4,900	American Superconductor Corp. (a)	80
3,700	Belden, Inc.	77
3,600	Brady Corp., Class – A	86
2,085	Energy Conversion Devices, Inc. (a)	53
16,066	GrafTech International Ltd. (a)	134
4,374	Woodward Governor Co.	101

		715

	Electronic Components — 0.04%
2,600	Rogers Corp. (a)	72

	Electronic Equipment & Instruments — 0.06%
6,705	Cognex Corp.	99

	Electronic Manufacturing Services — 0.13%
9,809	Benchmark Electronics, Inc. (a)	125
9,834	Methode Electronics, Inc.	66
8,621	TTM Technologies, Inc. (a)	45

		236

	Environmental & Facilities Services — 0.04%
3,000	Tetra Tech, Inc. (a)	72

	Fertilizers & Agricultural Chemicals — 0.02%
2,263	Terra Industries, Inc.	38

	Food Retail — 0.15%
5,827	Casey’s General Stores, Inc.	132
7,637	The Great Atlantic & Pacific Tea Co., Inc. (a)	48
4,100	The Pantry, Inc. (a)	88

		268

	Footwear — 0.09%
7,691	Wolverine World Wide, Inc.	162

	Gas Utilities — 0.12%
6,670	Piedmont Natural Gas Co., Inc.	211

	Health Care Distributors — 0.17%
3,997	Owens & Minor, Inc.	151
8,900	Pharmerica Corp. (a)	139

		290

	Health Care Equipment — 0.53%
10,800	American Medical Systems Holdings, Inc. (a)	97
3,138	Analogic Corp.	86
6,354	CONMED Corp. (a)	152
8,527	Invacare Corp.	132
10,500	Quidel Corp. (a)	137
6,746	Somanetics Corp. (a)	111
3,402	SonoSite, Inc. (a)	65
6,100	STERIS Corp.	146

		926

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2008 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Franklin Portfolio Associates LLC* (continued)
	Health Care Facilities — 0.03%
5,000	HealthSouth Corp. (a)	$55

	Health Care Services — 0.10%
2,700	CorVel Corp. (a)	59
12,413	Cross Country Healthcare, Inc. (a)	109

		168

	Health Care Supplies — 0.09%
4,922	Cynosure, Inc. Class – A (a)	45
6,012	Merit Medical Systems, Inc. (a)	108

		153

	Home Entertainment Software — 0.03%
6,300	Take-Two Interactive Software, Inc.	48

	Home Furnishings — 0.02%
6,024	Tempur-Pedic International, Inc.	43

	Housewares & Specialties — 0.10%
8,779	American Greetings Corp., Class – A	67
4,600	Tupperware Brands Corp.	104

		171

	Human Resource & Employment Services — 0.24%
3,600	Administaff, Inc.	78
4,229	CDI Corp.	55
6,061	Korn/Ferry International (a)	69
21,787	MPS Group, Inc. (a)	164
10,800	On Assignment, Inc. (a)	61

		427

	Independent Power Producers & Energy Traders — 0.07%
3,604	Ormat Technologies, Inc.	115

	Industrial Conglomerates — 0.05%
5,000	Tredegar Corp.	91

	Industrial Machinery — 0.38%
7,764	Actuant Corp.	148
5,053	Chart Industries, Inc. (a)	54
4,461	CIRCOR International, Inc.	123
7,201	Kadant, Inc. (a)	97
2,961	L.B. Foster Co., Class – A (a)	92
4,300	Robbins & Myers, Inc.	69
8,128	Tecumseh Products Co., Class – A (a)	78

		661

	Industrial REITs — 0.07%
13,419	First Potomac Realty Trust	125

	Integrated Telecommunication Services — 0.09%
6,733	NTELOS Holding Corp.	166

	Internet Retail — 0.04%
6,707	Overstock.com, Inc. (a)	72

Shares	Security Description	Value (000)
	Internet Software & Services — 0.22%
17,039	EarthLink, Inc. (a)	$115
7,696	Interwoven, Inc. (a)	97
1,221	Sohu.com, Inc. (a)	58
12,941	Vignette Corp. (a)	122

		392

	Investment Banking & Brokerage — 0.21%
971	Greenhill & Co., Inc.	68
14,101	Knight Capital Group, Inc., Class – A (a)	228
5,698	optionsXpress Holdings, Inc.	76

		372

	IT Consulting & Other Services — 0.14%
6,200	Gartner, Inc. (a)	110
10,700	RightNow Technologies, Inc. (a)	83
12,100	Sapient Corp. (a)	54

		247

	Leisure Products — 0.08%
2,624	Polaris Industries, Inc.	75
3,300	Pool Corp.	59

		134

	Life & Health Insurance — 0.07%
4,691	Delphi Financial Group, Inc., Class – A	87
3,869	Presidential Life Corp.	38

		125

	Life Sciences Tools & Services — 0.25%
8,775	Albany Molecular Research, Inc. (a)	85
1,388	Bio-Rad Laboratories, Inc., Class – A (a)	105
12,560	Bruker BioSciences Corp. (a)	51
2,341	Dionex Corp. (a)	105
2,843	Varian, Inc. (a)	95

		441

	Machinery — 0.04%
8,900	Federal Signal Corp.	73

	Managed Health Care — 0.21%
5,106	AMERIGROUP Corp. (a)	151
7,400	Centene Corp. (a)	146
1,620	Magellan Health Services, Inc. (a)	63

		360

	Mortgage REITs — 0.03%
5,643	Capstead Mortgage Corp.	61

	Movies & Entertainment — 0.11%
6,543	Marvel Entertainment, Inc. (a)	201

	Multi-Utilities — 0.21%
3,615	CH Energy Group, Inc.	186
7,800	NorthWestern Corp.	183

		369

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2008 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Franklin Portfolio Associates LLC* (continued)
	Office REITs — 0.11%
5,400	BioMed Realty Trust	$63
9,778	Lexington Realty Trust	49
4,700	Parkway Properties, Inc.	85

		197

	Office Services & Supplies — 0.20%
11,020	Knoll, Inc.	99
8,566	Sykes Enterprises, Inc. (a)	164
2,537	United Stationers, Inc. (a)	85

		348

	Oil & Gas Equipment & Services — 0.12%
1,554	Bristow Group, Inc. (a)	42
2,417	Gulf Island Fabrication, Inc.	35
1,400	Lufkin Industries, Inc.	48
3,707	Matrix Service Co. (a)	29
2,856	Oil States International, Inc. (a)	53

		207

	Oil & Gas Exploration & Production — 0.41%
5,386	ATP Oil & Gas Corp. (a)	32
7,100	Bill Barrett Corp. (a)	150
3,065	Carrizo Oil & Gas, Inc. (a)	49
2,041	Cimarex Energy Co.	55
3,176	Contango Oil & Gas Co. (a)	179
3,200	Penn Virginia Corp.	83
12,300	Rosetta Resources, Inc. (a)	87
4,856	Stone Energy Corp. (a)	54
11,692	Warren Resources, Inc. (a)	23

		712

	Oil & Gas Storage & Transportation — 0.06%
7,350	Knightsbridge Tankers Ltd.	108

	Oil, Gas & Consumable Fuels — 0.06%
1,800	Comstock Resources, Inc. (a)	85
2,900	McMoRan Exploration Co. (a)	28

		113

	Packaged Foods & Meats — 0.29%
11,986	Chiquita Brands International, Inc. (a)	177
7,638	Flowers Foods, Inc.	186
2,392	Ralcorp Holdings, Inc. (a)	140

		503

	Paper Products — 0.08%
340	Clearwater Paper Corp. (a)	3
14,606	Glatfelter Company	136

		139

	Personal Products — 0.03%
4,785	Elizabeth Arden, Inc. (a)	60

Shares	Security Description	Value (000)
	Pharmaceuticals — 0.27%
8,052	BioMimetic Therapeutics, Inc. (a)	$74
9,400	Cadence Pharmaceuticals, Inc. (a)	68
4,923	Medicis Pharmaceutical Corp., Class – A	68
7,172	Pain Therapeutics, Inc. (a)	43
1,379	Perrigo Co.	45
13,900	ViroPharma, Inc. (a)	181

		479

	Property & Casualty Insurance — 0.40%
4,077	American Physicians Capital, Inc.	196
15,706	AmTrust Financial Services, Inc.	182
5,637	Aspen Insurance Holdings Ltd.	137
1,300	FPIC Insurance Group, Inc. (a)	57
2,101	RLI Corp.	128

		700

	Real Estate Investment Trusts — 0.03%
2,900	Post Properties, Inc.	48

	Regional Banks — 1.24%
6,657	Cathay General Bancorp	158
3,766	Community Bank System, Inc.	92
18,492	First Bancorp	206
9,786	First Financial Bancorp.	121
8,927	FirstMerit Corp.	184
11,341	Frontier Financial Corp.	49
2,000	International Bancshares Corp.	44
10,818	National Penn Bancshares, Inc.	157
8,100	Old Second Bancorp, Inc.	94
12,556	Oriental Financial Group, Inc.	76
6,149	Pacific Capital Bancorp	104
5,400	Signature Bank (a)	155
15,135	Sterling Bancshares, Inc.	92
12,531	Susquehanna Bancshares, Inc.	199
3,991	SVB Financial Group (a)	105
4,000	Trustmark Corp.	86
3,291	UMB Financial Corp.	162
5,748	Umpqua Holdings Corp.	83

		2,167

	Reinsurance — 0.21%
4,800	Greenlight Capital Re Ltd., Class – A (a)	62
4,300	IPC Holdings Ltd.	129
1,130	Odyssey Re Holdings Corp.	58
3,100	Platinum Underwriters Holdings Ltd.	112

		361

	Research and Consulting Services — 0.12%
10,976	CBIZ, Inc. (a)	95
5,651	School Specialty, Inc. (a)	108

		203

	Restaurants — 0.24%
3,000	Bob Evans Farms, Inc.	61
7,400	Cheesecake Factory, Inc. (a)	75

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2008 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Franklin Portfolio Associates LLC* (continued)
	Restaurants (continued)
7,369	Jack in the Box, Inc. (a)	$163
5,600	P.F. Chang’s China Bistro, Inc. (a)	117

		416

	Retail REITs — 0.24%
9,992	Inland Real Estate Corp.	130
8,557	Kite Realty Group Trust	47
9,400	National Retail Properties, Inc.	162
9,780	Pennsylvania Real Estate Investment Trust	73

		412

	Semiconductor Equipment — 0.14%
4,327	Cabot Microelectronics Corp. (a)	113
11,575	Ultratech, Inc. (a)	138

		251

	Semiconductors — 0.27%
15,500	Applied Micro Circuits Corp. (a)	61
5,709	Micrel, Inc.	42
12,291	OmniVision Technologies, Inc. (a)	64
11,642	Pericom Semiconductor Corp. (a)	64
8,984	Semtech Corp. (a)	101
4,554	Transmeta Corp. (a)	83
8,500	Volterra Semiconductor Corp. (a)	61

		476

	Specialized Consumer Services — 0.06%
7,000	Regis Corp.	102

	Specialized Finance — 0.15%
4,601	Financial Federal Corp.	107
8,464	Interactive Brokers Group, Inc., Class – A (a)	151

		258

	Specialized REITs — 0.34%
8,000	Cogdell Spencer, Inc.	75
17,619	Extra Space Storage, Inc.	182
2,553	National Health Investors, Inc.	70
2,997	Nationwide Health Properties, Inc.	86
1,190	Potlatch Corp.	31
6,400	Senior Housing Properties Trust	114
10,100	U-Store-It Trust	45

		603

	Specialty Chemicals — 0.12%
2,079	H.B. Fuller Co.	34
10,984	Landec Corp. (a)	72
2,578	Mineral Technologies, Inc.	105

		211

	Specialty Stores — 0.13%
8,100	Jo-Ann Stores, Inc. (a)	126
3,000	Tractor Supply Co. (a)	108

		234

Shares	Security Description	Value (000)
	Steel — 0.06%
9,502	Worthington Industries, Inc.	$105

	Systems Software — 0.15%
7,561	Sybase, Inc. (a)	187
7,600	Wind River Systems, Inc. (a)	69

		256

	Technology Distributors — 0.16%
3,438	Anixter International, Inc. (a)	103
7,107	ScanSource, Inc. (a)	137
3,239	SYNNEX Corp. (a)	37

		277

	Textiles, Apparel & Luxury Goods — 0.06%
1,216	Deckers Outdoor Corp. (a)	97

	Thrifts & Mortgage Finance — 0.21%
7,399	Bank Mutual Corp.	85
7,273	First Financial Holdings, Inc.	147
10,200	Provident New York Bancorp	127

		359

	Tires & Rubber — 0.01%
3,255	Cooper Tire & Rubber Co.	20

	Tobacco — 0.07%
4,111	Universal Corp.	123

	Trading Companies & Distributors — 0.11%
5,960	Applied Industrial Technologies, Inc.	113
5,700	Beacon Roofing Supply, Inc. (a)	79

		192

	Trucking — 0.16%
2,100	Arkansas Best Corp.	63
11,800	Celadon Group, Inc. (a)	100
4,100	Marten Transport Ltd. (a)	78
1,400	Old Dominion Freight Line, Inc. (a)	40

		281

	Water Utilities — 0.05%
2,985	SJW Corp.	89

	Wireless Telecommunication Services — 0.07%
10,432	Syniverse Holdings, Inc. (a)	125

	Total Franklin Portfolio Associates LLC*	27,559

	Frontier Capital Management Company, LLC — 19.24%
	Aerospace & Defense — 0.32%
8,928	BFGoodrich Corp.	330
11,403	Orbital Sciences Corp. (a)	223

		553

	Alternative Carriers — 0.10%
20,100	Premiere Global Services, Inc. (a)	173

	Apparel Retail — 0.14%
59,997	Chico’s FAS, Inc. (a)	251

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2008 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Frontier Capital Management Company, LLC (continued)
	Application Software — 0.53%
36,289	Amdocs Ltd. (a)	$664
10,526	Manhattan Associates, Inc. (a)	166
14,638	TiVo, Inc. (a)	105

		935

	Asset Management & Custody Banks — 0.16%
17,939	Waddell & Reed Financial, Inc.	277

	Auto Parts & Equipment — 0.15%
8,877	Autoliv, Inc.	191
9,080	Gentex Corp.	80

		271

	Biotechnology — 0.54%
28,440	Alkermes, Inc. (a)	303
23,429	CV Therapeutics (a)	216
25,603	Nanosphere, Inc. (a)	122
12,900	Osiris Therapeutics, Inc. (a)	247
6,255	Progenics Pharmaceuticals, Inc. (a)	64

		952

	Coal & Consumable Fuels — 0.22%
10,200	CONSOL Energy, Inc.	292
6,402	Massey Energy Co.	88

		380

	Communications Equipment — 0.62%
14,552	ADTRAN, Inc.	216
12,572	Anaren, Inc. (a)	150
42,403	Arris Group, Inc. (a)	337
7,854	Ciena Corp. (a)	53
6,492	CommScope, Inc. (a)	101
24,766	Harmonic, Inc. (a)	139
57,945	Sonus Networks, Inc. (a)	92

		1,088

	Computer Hardware — 0.23%
8,528	Avid Technology, Inc. (a)	93
10,988	Diebold, Inc.	309

		402

	Computer Storage & Peripherals — 0.22%
24,683	Hutchinson Technology, Inc. (a)	86
11,120	Seagate Technology	49
21,086	Western Digital Corp. (a)	242

		377

	Construction & Engineering — 0.90%
23,544	Chicago Bridge & Iron Co.	236
11,807	Fluor Corp.	530
13,000	Foster Wheeler Ltd. (a)	304
6,855	Jacobs Engineering Group, Inc. (a)	330
9,200	Quanta Services, Inc. (a)	182

		1,582

Shares	Security Description	Value (000)
	Construction & Farm Machinery — 0.13%
9,493	Navistar International Corp. (a)	$203
2,805	Oshkosh Corp.	25

		228

	Data Processing & Outsourced Services — 0.14%
7,324	Global Payments, Inc.	240

	Diversified Chemicals — 0.35%
1,159	Ashland, Inc.	12
19,934	Cabot Corp.	305
6,600	FMC Corp.	295

		612

	Diversified Metals & Mining — 0.22%
7,788	Brush Engineered Materials, Inc. (a)	99
6,963	Freeport-McMoRan Copper & Gold, Inc., Class – B	170
7,832	RTI International Metals, Inc. (a)	112

		381

	Diversified Support Services — 0.12%
9,481	Ritchie Bros. Auctioneers, Inc.	203

	Electrical Components & Equipment — 0.65%
9,087	A.O. Smith Corp.	268
18,677	Belden, Inc.	390
3,545	Franklin Electric Co., Inc.	100
4,700	General Cable Corp. (a)	83
5,808	Hubbell, Inc., Class – B	190
1,402	SunPower Corp., Class – A (a)	43
2,937	Thomas & Betts Corp. (a)	70

		1,144

	Electronic Components — 0.19%
9,424	DTS, Inc. (a)	173
5,643	Rogers Corp. (a)	157

		330

	Electronic Equipment & Instruments — 0.31%
12,110	Cognex Corp.	179
5,610	Itron, Inc. (a)	358

		537

	Electronic Manufacturing Services — 0.15%
71,233	Flextronics International Ltd. (a)	182
13,104	Jabil Circuit, Inc.	89

		271

	Environmental & Facilities Services — 0.64%
7,722	Clean Harbors, Inc. (a)	490
50,000	EnergySolutions, Inc.	282
14,305	Republic Services, Inc., Class – A	355

		1,127

	General Merchandise Stores — 0.19%
8,085	Dollar Tree, Inc. (a)	338

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2008 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Frontier Capital Management Company, LLC (continued)
	Health Care Distributors — 0.06%
5,643	Patterson Cos., Inc. (a)	$106

	Health Care Equipment — 0.53%
50,433	DexCom, Inc. (a)	139
54,921	Insulet Corp. (a)	424
18,083	Wright Medical Group, Inc. (a)	370

		933

	Health Care Services — 1.19%
11,038	AMN Healthcare Services, Inc. (a)	93
10,790	Catalyst Health Solutions, Inc. (a)	263
4,917	Express Scripts, Inc., Class – A (a)	270
47,583	Omnicare, Inc.	1,321
3,967	Pediatrix Medical Group, Inc. (a)	126

		2,073

	Health Care Supplies — 0.32%
26,794	Cooper Cos., Inc.	439
44,564	RTI Biologics, Inc. (a)	123

		562

	Industrial Conglomerates — 0.07%
5,577	Carlisle Cos., Inc.	115

	Industrial Machinery — 0.67%
23,033	Albany International Corp., Class – A	295
7,920	Kadant, Inc. (a)	107
11,714	Kaydon Corp.	402
9,635	Pall Corp.	274
3,729	Pentair, Inc.	88

		1,166

	Internet Software & Services — 0.08%
9,362	SAVVIS, Inc. (a)	64
9,008	Switch and Data Facilities Co. (a)	67

		131

	Investment Banking & Brokerage — 0.15%
22,528	GFI Group, Inc.	80
6,402	Investment Technology Group, Inc. (a)	145
8,844	Thomas Weisel Partners Group, Inc. (a)	42

		267

	IT Consulting & Other Services — 0.13%
22,043	Ness Technologies, Inc. (a)	94
9,107	Perot Systems Corp., Class – A (a)	125

		219

	Life Sciences Tools & Services — 0.93%
9,811	Charles River Laboratories International, Inc. (a)	257
16,235	ICON PLC – ADR (a)	320
18,388	Illumina, Inc. (a)	479

Shares	Security Description	Value (000)
	Life Sciences Tools & Services (continued)
3,267	Millipore Corp. (a)	$168
13,628	Pharmaceutical Product Development, Inc.	395

		1,619

	Managed Health Care — 0.13%
5,841	Magellan Health Services, Inc. (a)	229

	Marine — 0.13%
8,481	Kirby Corp. (a)	232

	Metal & Glass Containers — 0.70%
57,120	Crown Holdings, Inc. (a)	1,097
5,200	Pactiv Corp. (a)	129

		1,226

	Mortgage REITs — 0.68%
52,200	Annaly Capital Management, Inc.	828
42,532	CapitalSource, Inc.	197
48,900	Chimera Investment Corp.	169

		1,194

	Movies & Entertainment — 0.13%
17,060	Cinemark Holdings, Inc.	127
13,001	RHI Entertainment, Inc. (a)	105

		232

	Office Services & Supplies — 0.14%
7,251	Avery-Dennison Corp.	237

	Oil & Gas Drilling — 0.20%
3,757	ENSCO International, Inc.	107
11,285	Noble Corp.	249

		356

	Oil & Gas Equipment & Services — 0.27%
2,574	Core Laboratories N.V.	154
10,823	Dril-Quip, Inc. (a)	222
3,663	National-Oilwell Varco, Inc. (a)	90

		466

	Oil & Gas Exploration & Production — 0.47%
6,700	Cabot Oil & Gas Corp.	174
8,300	Continental Resources, Inc. (a)	172
46,923	Talisman Energy, Inc.	469

		815

	Oil & Gas Refining & Marketing — 0.49%
13,892	Frontier Oil Corp.	176
18,299	World Fuel Services Corp.	677

		853

	Packaged Foods & Meats — 0.09%
11,219	Smithfield Foods, Inc. (a)	158

	Paper Packaging — 0.08%
10,800	Packaging Corp. of America	145

	Paper Products — 0.07%
13,034	Neenah Paper, Inc.	115

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2008 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Frontier Capital Management Company, LLC (continued)
	Personal Products — 0.03%
5,742	Nu Skin Enterprises, Inc., Class – A	$60

	Precious Metals & Minerals — 0.04%
27,949	Hecla Mining Co. (a)	78

	Property & Casualty Insurance — 0.27%
14,453	OneBeacon Insurance Group Ltd.	151
6,000	W.R. Berkley Corp.	186
500	White Mountains Insurance Group Ltd.	133

		470

	Railroads — 0.10%
9,485	Kansas City Southern Industries, Inc. (a)	181

	Reinsurance — 0.16%
16,920	Montpelier Re Holdings Ltd. – ADR	284

	Restaurants — 0.14%
6,600	Cheesecake Factory, Inc. (a)	67
3,531	Panera Bread Co., Class – A (a)	184

		251

	Semiconductor Equipment — 0.57%
19,570	ATMI, Inc. (a)	302
6,963	Cabot Microelectronics Corp. (a)	182
17,832	Cymer, Inc. (a)	391
6,105	MEMC Electronic Materials, Inc. (a)	87
9,536	Teradyne, Inc. (a)	40

		1,002

	Semiconductors — 1.69%
22,802	Actel Corp. (a)	267
18,441	Altera Corp.	308
19,370	Cree, Inc. (a)	307
5,115	Cypress Semiconductor Corp. (a)	23
40,555	Entropic Communications, Inc. (a)	20
16,169	Fairchild Semiconductor International, Inc. (a)	79
29,890	Integrated Device Technology, Inc. (a)	168
22,827	International Rectifier Corp. (a)	308
22,406	Maxim Integrated Products, Inc.	256
16,708	Microsemi Corp. (a)	211
18,769	Mindspeed Technologies, Inc. (a)	15
18,677	National Semiconductor Corp.	188
51,213	PMC-Sierra, Inc. (a)	249
7,326	Silicon Laboratories, Inc. (a)	182
68,136	Skyworks Solutions, Inc. (a)	378

		2,959

	Specialized Consumer Services — 0.08%
15,344	Sotheby’s	136

Shares	Security Description	Value (000)
	Specialty Chemicals — 0.19%
13,635	Albemarle Corp.	$304
11,681	Flotek Industries, Inc. (a)	29

		333

	Systems Software — 0.22%
9,536	CommVault Systems, Inc. (a)	128
19,832	Macrovision Solutions Corp. (a)	251

		379

	Trading Companies & Distributors — 0.22%
9,816	Watsco, Inc.	377

	Trucking — 0.24%
10,934	Landstar System, Inc.	420

	Wireless Telecommunication Services — 0.36%
31,200	MetroPCS Communications, Inc. (a)	463
9,094	NII Holdings, Inc., Class – B (a)	166

		629

	Total Frontier Capital Management Company, LLC	33,660

	Geewax & Partners, LLC — 17.99%
	Aerospace & Defense — 0.23%
9,200	DynCorp International, Inc., Class – A (a)	140
4,200	Ladish Co., Inc. (a)	58
5,016	Triumph Group, Inc.	213

		411

	Agricultural Products — 0.10%
7,600	Fresh Del Monte Produce, Inc. (a)	170

	Air Freight & Logistics — 0.18%
11,199	Hub Group, Inc., Class – A (a)	297
2,009	Park-Ohio Holdings Corp. (a)	13

		310

	Airlines — 0.12%
8,100	JetBlue Airways Corp. (a)	57
8,000	UAL Corp.	88
7,600	US Airways Group, Inc. (a)	59

		204

	Aluminum — 0.09%
6,600	Kaiser Aluminum Corp.	149

	Apparel Retail — 0.34%
50,454	Collective Brands, Inc. (a)	591

	Apparel, Accessories & Luxury — 0.00%
528	FGX International Holdings Ltd. (a)	7

	Application Software — 0.05%
4,000	Epicor Software Corp. (a)	19
4,700	JDA Software Group, Inc. (a)	62

		81

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2008 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Geewax & Partners, LLC (continued)
	Asset Management & Custody Banks — 0.34%
22,996	Apollo Investment Corp.	$214
7,300	Ares Capital Corp.	46
2,700	BlackRock Kelso Capital Corp.	27
3,742	Harris & Harris Group, Inc. (a)	15
2,640	MVC Capital, Inc.	29
500	PennantPark Investment Corp.	2
21,938	Prospect Capital Corp.	262

		595

	Auto Parts & Equipment — 0.10%
5,400	Fuel Systems Solutions, Inc. (a)	177

	Biotechnology — 0.71%
15,000	Alexion Pharmaceuticals, Inc. (a)	543
8,700	Cubist Pharmaceuticals, Inc. (a)	210
18,158	Emergent BioSolutions, Inc. (a)	474
4,356	Nabi Biopharmaceuticals (a)	15

		1,242

	Broadcasting — 0.02%
1,682	Fisher Communications, Inc.	35

	Building Products — 0.10%
19,200	Griffon Corp. (a)	179

	Coal & Consumable Fuels — 0.03%
561	Alliance Holdings GP LP	8
1,174	Alliance Resource Partners LP	32
1,023	International Coal Group, Inc. (a)	2
1,155	Penn Virginia Resource Partners LP	13

		55

	Commercial Printing — 0.21%
24,935	Deluxe Corp.	373

	Commercial Services & Supplies — 0.06%
4,000	Consolidated Graphics, Inc. (a)	91

	Commodity Chemicals — 0.26%
15,768	Innophos Holdings, Inc.	312
6,745	Koppers Holdings, Inc.	146

		458

	Communications Equipment — 0.59%
6,900	Arris Group, Inc. (a)	55
22,134	Avocent Corp. (a)	396
5,500	Comtech Telecommunications Corp. (a)	252
3,000	EMS Technologies, Inc. (a)	78
4,381	Globecomm Systems, Inc. (a)	24
3,000	Neutral Tandem, Inc. (a)	49
1,562	Opnext, Inc. (a)	3
59,200	Powerwave Technologies, Inc. (a)	29
10,045	Symmetricom, Inc. (a)	40
4,200	ViaSat, Inc. (a)	101

		1,027

Shares	Security Description	Value (000)
	Computer & Electronics Retail — 0.04%
8,707	hhgregg, Inc. (a)	$76

	Computer Storage & Peripherals — 0.16%
15,500	Imation Corp.	210
12,393	Immersion Corp. (a)	73

		283

	Construction & Engineering — 0.38%
1,000	AECOM Technology Corp. (a)	31
2,611	Great Lakes Dredge & Dock Co.	11
4,521	MasTec, Inc. (a)	52
24,700	Perini Corp. (a)	578

		672

	Construction & Farm Machinery — 0.16%
7,227	Wabtec Corp.	287

	Consumer Finance — 0.00%
3,440	Advance America Cash Advance Centers, Inc.	7

	Data Processing & Outsourced Services — 0.14%
13,892	CSG Systems International, Inc. (a)	243

	Diversified Banks — 0.06%
7,214	Banco Latinoamericano de Exportaciones S.A., Class – E	104

	Diversified Chemicals — 0.01%
1,143	Ashland, Inc.	12

	Diversified Metals & Mining — 0.10%
3,201	AMCOL International Corp.	67
1,971	Compass Minerals International, Inc.	116

		183

	Diversified Support Services — 0.08%
2,200	AMREP Corp. (a)	69
2,000	EnerNOC, Inc. (a)	15
1,914	Viad Corp.	47

		131

	Electric Utilities — 0.57%
21,918	Cleco Corp.	500
6,000	El Paso Electric Co. (a)	109
1,000	FPL Group, Inc.	50
1,000	Portland General Electric Co.	20
3,036	The Empire District Electric Co.	53
5,874	UIL Holdings Corp.	176
3,200	Unisource Energy Corp.	94

		1,002

	Electrical Components & Equipment — 0.18%
6,699	Acuity Brands, Inc.	234
3,300	Energy Conversion Devices, Inc. (a)	83
66	LaBarge, Inc. (a)	1

		318

	Electronic Equipment & Instruments — 0.05%
13,400	L-1 Identity Solutions, Inc. (a)	90

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2008 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Geewax & Partners, LLC (continued)
	Electronic Manufacturing Services — 0.02%
6,600	RadiSys Corp. (a)	$37

	Food Distributors — 0.10%
4,000	Nash Finch Co.	180

	Food Retail — 0.09%
3,600	Susser Holdings Corp. (a)	48
6,414	Winn-Dixie Stores, Inc. (a)	103

		151

	Gas Utilities — 0.04%
528	AmeriGas Partners LP	15
400	Piedmont Natural Gas Co., Inc.	13
738	The Laclede Group, Inc.	34

		62

	Health Care Equipment — 0.02%
1,700	Hologic, Inc. (a)	22
1,000	Quidel Corp. (a)	13

		35

	Health Care Facilities — 0.13%
4,620	Psychiatric Solutions, Inc. (a)	129
7,953	Skilled Healthcare Group, Inc., Class – A (a)	67
2,079	The Ensign Group, Inc.	35

		231

	Health Care Services — 0.54%
8,514	Chemed Corp.	339
11,546	Emergency Medical Services Corp. (a)	423
18,000	Nighthawk Radiology Holdings, Inc. (a)	87
6,500	RehabCare Group, Inc. (a)	98

		947

	Health Care Supplies — 0.14%
8,688	Cynosure, Inc. (a)	79
3,400	ICU Medical, Inc. (a)	113
2,800	Merit Medical Systems, Inc. (a)	50

		242

	Hotels, Resorts & Cruise Lines — 0.01%
4,323	Bluegreen Corp. (a)	14

	Human Resource & Employment Services — 0.03%
8,000	Volt Information Sciences, Inc. (a)	58

	Industrial Conglomerates — 0.13%
12,800	Tredegar Industries, Inc.	233

	Industrial Machinery — 0.39%
3,954	Barnes Group, Inc.	57
2,700	Blount International, Inc. (a)	26
5,700	Briggs & Stratton Corp.	100
1,500	Energy Recovery, Inc. (a)	12
5,900	ENPRO Industries, Inc. (a)	127

Shares	Security Description	Value (000)
	Industrial Machinery (continued)
7,621	Mueller Industries, Inc.	$191
10,505	Tennant Co.	162

		675

	Insurance — 0.19%
5,100	Employers Holdings, Inc.	84
2,800	Meadowbrook Insurance Group, Inc.	18
8,813	Validus Holdings Ltd.	231

		333

	Insurance Brokers — 0.11%
12,794	Crawford & Co., Class – B (a)	186

	Integrated Telecommunication Services — 0.05%
7,100	Alaska Communications Systems Group, Inc.	66
4,000	Cincinnati Bell, Inc. (a)	8
1,518	Consolidated Communications Holdings, Inc.	18

		92

	Internet Software & Services — 0.16%
16,829	EarthLink, Inc. (a)	114
2,500	Internet Brands, Inc., Class – A (a)	14
6,010	Rackspace Hosting, Inc. (a)	32
4,800	S1 Corp. (a)	38
1,085	United Online, Inc.	7
2,907	WebMD Health Corp., Class – A (a)	69

		274

	Investment Banking & Brokerage — 0.26%
21,717	Knight Capital Group, Inc., Class – A (a)	351
5,940	SWS Group, Inc.	112

		463

	IT Consulting & Other Services — 0.12%
26,894	Ness Technologies, Inc. (a)	115
6,600	Perot Systems Corp., Class – A (a)	90

		205

	Life & Health Insurance — 0.11%
28,180	American Equity Investment Life Holding Co.	197

	Managed Health Care — 1.06%
12,907	Amerigroup Corp. (a)	381
10,364	Centene Corp. (a)	204
39,040	HealthSpring, Inc. (a)	780
9,022	Magellan Health Services, Inc. (a)	353
3,200	Molina Heathcare, Inc. (a)	57
8,753	Universal American Corp. (a)	77

		1,852

	Marine — 0.04%
8,899	Eagle Bulk Shipping, Inc.	61

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2008 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Geewax & Partners, LLC (continued)
	Marine Ports & Services — 0.01%
5,500	CAI International, Inc. (a)	$17

	Mortgage REITs — 0.18%
9,700	American Capital Agency Corp.	207
2,000	Hatteras Financial Corp.	53
14,900	Resource Capital Corp.	57

		317

	Multi-line Insurance — 0.07%
13,855	Horace Mann Educators Corp.	127

	Multi-Sector Holdings — 0.21%
16,443	Leucadia National Corp. (a)	326
1,782	PICO Holdings, Inc. (a)	47

		373

	Multi-Utilities — 0.28%
20,881	NorthWestern Corp.	490

	Office Services & Supplies — 0.08%
7,600	Acco Brands Corp. (a)	26
3,500	United Stationers, Inc. (a)	117

		143

	Oil & Gas Drilling — 0.01%
5,899	Parker Drilling Co. (a)	17

	Oil & Gas Equipment & Services — 0.13%
22,600	Cal Dive International, Inc. (a)	147
20,897	Newpark Resources, Inc. (a)	77

		224

	Oil & Gas Exploration & Production — 0.08%
5,617	Brigham Exploration Co. (a)	18
3,400	Gulfport Energy Corp. (a)	13
6,600	Linn Energy LLC	99
5,800	TXCO Resources, Inc. (a)	9

		139

	Oil & Gas Refining & Marketing — 0.06%
4,200	Alon USA Energy, Inc.	38
6,696	Aventine Renewable Energy Holdings, Inc. (a)	4
12,015	Delek US Holdings, Inc.	64

		106

	Oil & Gas Storage & Transportation — 0.33%
18,900	Cheniere Energy, Inc. (a)	54
3,960	Energy Transfer Partners LP	135
9,602	Nordic American Tankers Shipping Ltd.	324
5,445	Teekay Tankers Ltd., Class – A	69

		582

	Packaged Foods & Meats — 0.72%
3,000	B&G Foods, Inc., Class – A	16
6,700	Lance, Inc.	154

Shares	Security Description	Value (000)
	Packaged Foods & Meats (continued)
12,000	Ralcorp Holdings, Inc. (a)	$701
5,400	The Hain Celestial Group, Inc. (a)	103
10,500	TreeHouse Foods, Inc. (a)	286

		1,260

	Paper & Forest Products — 0.04%
5,700	Neenah Paper, Inc.	50
1,000	Schweitzer-Mauduit International, Inc.	20

		70

	Paper Packaging — 0.28%
14,354	Rock-Tenn Co., Class – A	491

	Personal Products — 0.64%
10,000	American Oriental Bioengineering, Inc. (a)	68
14,712	Chattem, Inc. (a)	1,052

		1,120

	Pharmaceuticals — 0.13%
5,396	Endo Pharmaceuticals Holdings, Inc. (a)	140
6,203	Par Pharmaceutical Cos., Inc. (a)	83

		223

	Property & Casualty Insurance — 1.35%
1,500	American Safety Insurance Holdings Ltd. (a)	20
16,977	Amerisafe, Inc. (a)	349
23,066	AmTrust Financial Services, Inc.	268
660	Argo Group International Holdings Ltd. – ADR (a)	22
32,351	Aspen Insurance Holdings Ltd.	784
26,700	Assured Guaranty Ltd.	304
3,069	CNA Surety Corp. (a)	59
2,442	First Mercury Financial Corp. (a)	35
6,204	Safety Insurance Group, Inc.	236
9,305	Tower Group, Inc.	262
1,000	Zenith National Insurance Corp.	32

		2,371

	Publishing — 0.16%
11,120	Interactive Data Corp.	274

	Regional Banks — 0.45%
23,528	National Penn Bancshares, Inc.	341
13,911	Oriental Financial Group, Inc.	84
21,371	Pacific Capital Bancorp	361

		786

	Reinsurance — 1.02%
12,633	CastlePoint Holdings Ltd.	171
19,243	IPC Holdings Ltd.	575
1,400	Maiden Holdings Ltd.	4
21,900	Montpelier Re Holdings Ltd. – ADR	368
18,554	Platinum Underwriters Holdings Ltd.	670

		1,788

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2008 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Geewax & Partners, LLC (continued)
	Research and Consulting Services — 0.05%
400	CRA International, Inc. (a)	$11
800	Huron Consulting Group, Inc. (a)	46
1,400	ICF International, Inc. (a)	34

		91

	Restaurants — 0.07%
4,730	CEC Entertainment, Inc. (a)	115
1,200	Einstein Noah Restaurant Group, Inc. (a)	7

		122

	Retail REITs — 0.04%
3,500	Getty Realty Corp.	74

	Security & Alarm Services — 0.28%
3,696	Cornell Cos., Inc. (a)	69
11,641	GeoEye, Inc. (a)	224
11,000	The Geo Group, Inc. (a)	198

		491

	Semiconductors — 0.58%
2,000	NVE Corp. (a)	52
22,000	Semtech Corp. (a)	248
125,162	Skyworks Solutions, Inc. (a)	693
3,500	Techwell, Inc. (a)	23

		1,016

	Specialized Consumer Services — 0.26%
28,769	Jackson Hewitt Tax Service, Inc.	451

	Specialized Finance — 0.18%
4,797	Encore Capital Group, Inc. (a)	35
4,500	Fifth Street Finance Corp.	34
5,300	Life Partners Holdings, Inc.	231
8,200	Primus Guaranty Ltd. (a)	9

		309

	Specialized REITs — 0.18%
1,700	Entertainment Properties Trust	51
16,169	OMEGA Healthcare Investors, Inc.	258

		309

	Specialty Chemicals — 0.39%
6,006	Arch Chemicals, Inc.	157
12,000	H.B. Fuller Co.	193
6,000	Innospec, Inc.	35
4,072	Minerals Technologies, Inc.	167
4,000	Sensient Technologies Corp.	95
825	Stepan Co.	39

		686

	Steel — 0.02%
1,100	Haynes International, Inc. (a)	27
4,900	Sutor Technology Group Ltd. (a)	11

		38

Shares	Security Description	Value (000)
	Systems Software — 0.02%
2,695	OPNET Technologies, Inc. (a)	$27

	Thrifts & Mortgage Finance — 0.04%
2,570	Bank Mutual Corp.	30
740	Federal Agricultural Mortgage Corp., Class – C	2
3,700	TrustCo Bank Corp.	35

		67

	Tobacco — 0.06%
8,000	Vector Group Ltd.	109

	Trading Companies & Distributors — 0.18%
2,500	Aceto Corp.	25
1,800	Aircastle Ltd.	9
18,600	Beacon Roofing Supply, Inc. (a)	258
1,681	H&E Equipment Services, Inc. (a)	13
500	TAL International Group, Inc.	7
800	Textainer Group Holdings Ltd.	8

		320

	Trucking — 0.01%
1,650	Saia, Inc. (a)	18
300	Universal Truckload Services, Inc. (a)	4

		22

	Water Utilities — 0.04%
462	Connecticut Water Service, Inc.	11
3,000	Middlesex Water Co.	52

		63

	Wireless Telecommunication Services — 0.16%
5,280	iPCS, Inc. (a)	36
13,869	Syniverse Holdings, Inc. (a)	166
6,000	USA Mobility, Inc.	69

		271

	Total Geewax & Partners, LLC	31,475

	IronBridge Capital Management LP — 26.04%
	Aerospace & Defense — 1.11%
11,067	Esterline Technologies Corp. (a)	420
22,076	Moog, Inc., Class – A (a)	807
18,682	Orbital Sciences Corp. (a)	365
8,248	Triumph Group, Inc.	350

		1,942

	Agricultural Products — 0.30%
18,405	Corn Products International, Inc.	531

	Apparel, Accessories & Luxury — 0.07%
14,131	Oxford Industries, Inc.	124

	Application Software — 0.68%
12,120	ANSYS, Inc. (a)	338
20,932	Jack Henry & Associates, Inc.	406
18,512	Parametric Technology Corp. (a)	234
17,637	Tyler Technologies, Inc. (a)	212

		1,190

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2008 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	IronBridge Capital Management LP (continued)
	Asset Management & Custody Banks — 0.11%
12,671	Waddell & Reed Financial, Inc., Class – A	$196

	Auto Parts & Equipment — 0.24%
26,108	Gentex Corp.	230
18,020	Superior Industries International, Inc.	190

		420

	Biotechnology — 0.68%
27,689	Cepheid, Inc. (a)	287
22,745	Isis Pharmaceuticals, Inc. (a)	323
16,219	Metabolix, Inc. (a)	206
1,970	Myriad Genetics, Inc. (a)	131
7,090	Onyx Pharmaceuticals, Inc. (a)	242

		1,189

	Building Products — 0.48%
48,480	Apogee Enterprises, Inc.	502
12,566	Universal Forest Products, Inc.	338

		840

	Casinos & Gaming — 0.31%
19,828	WMS Industries, Inc. (a)	533

	Coal & Consumable Fuels — 0.12%
94,150	International Coal Group, Inc. (a)	217

	Commodity Chemicals — 0.20%
31,280	Methanex Corp.	352

	Communications Equipment — 0.59%
6,000	Comtech Telecommunications Corp. (a)	275
13,288	Polycom, Inc. (a)	180
43,128	Tekelec (a)	575

		1,030

	Computer Storage & Peripherals — 0.24%
25,191	Synaptics, Inc (a)	417

	Construction & Engineering — 0.21%
18,989	Insituform Technologies, Inc., Class – A (a)	374

	Construction & Farm Machinery — 0.29%
16,043	Astec Industries, Inc. (a)	503

	Consumer Electronics — 0.13%
14,302	Universal Electronics, Inc. (a)	232

	Diversified Chemicals — 0.38%
14,805	FCM Corp.	662

	Diversified Real Estate Activities — 0.18%
13,162	The St. Joe Co. (a)	320

	Education Services — 0.22%
1,785	Strayer Education, Inc.	383

	Electrical Components & Equipment — 0.94%
12,735	American Superconductor Corp. (a)	208
36,640	GrafTech International Ltd. (a)	305

Shares	Security Description	Value (000)
	Electrical Components & Equipment (continued)
6,083	SunPower Corp., Class – A (a)	$185
18,468	Thomas & Betts Corp. (a)	441
22,114	Woodward Governor Co.	509

		1,648

	Electronic Equipment & Instruments — 1.37%
26,033	Daktronics, Inc.	244
27,326	Flir Systems, Inc. (a)	838
5,968	Itron, Inc. (a)	380
29,723	National Instruments Corp.	724
10,106	Rofin-Sinar Technologies, Inc. (a)	208

		2,394

	Electronic Manufacturing Services — 0.38%
30,271	Trimble Navigation Ltd. (a)	654

	Footwear — 0.31%
25,710	Wolverine World Wide, Inc.	541

	Gas Utilities — 0.69%
23,240	AGL Resources, Inc.	729
19,779	UGI Corp.	483

		1,212

	Health Care Distributors — 0.45%
20,689	Owens & Minor, Inc.	779

	Health Care Equipment — 0.92%
21,384	ABIOMED, Inc. (a)	351
9,157	Analogic Corp.	250
5,085	Gen-Probe, Inc. (a)	218
26,155	Hansen Medical, Inc. (a)	189
6,612	IDEXX Laboratories, Inc. (a)	238
10,891	SonoSite, Inc. (a)	208
8,528	ZOLL Medical Corp. (a)	161

		1,615

	Health Care Technology — 0.66%
24,476	Cerner Corp. (a)	941
17,421	Phase Forward, Inc. (a)	218

		1,159

	Household Appliances — 0.33%
14,608	Snap-on, Inc.	575

	Housewares & Specialties — 0.46%
35,363	The Tupperware Brands Corp.	803

	Industrial Conglomerates — 0.13%
9,465	Raven Industries, Inc.	228

	Industrial Machinery — 0.95%
11,016	IDEX Corp.	266
11,484	Kaydon Corp.	395
11,215	Lincoln Electric Holding, Inc.	571
7,121	Valmont Industries, Inc.	437

		1,669

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2008 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	IronBridge Capital Management LP (continued)
	Internet Retail — 0.09%
4,950	Netflix, Inc. (a)	$148

	Investment Banking & Brokerage — 0.52%
56,414	Jefferies Group, Inc.	793
8,340	optionsXpress Holdings, Inc.	112

		905

	Leisure Products — 0.47%
70,630	Callaway Golf Co.	656
45,302	Leapfrog Enterprises, Inc. (a)	159

		815

	Life Sciences Tools & Services — 1.10%
50,036	Exelixis, Inc. (a)	251
16,866	Illumina, Inc. (a)	439
7,944	Techne Corp.	513
21,526	Varian, Inc. (a)	721

		1,924

	Marine — 0.45%
31,658	Alexander & Baldwin, Inc.	793

	Metal & Glass Containers — 0.35%
17,190	AptarGroup, Inc.	606

	Multi-line Insurance — 0.52%
39,593	American Financial Group, Inc.	906

	Multi-Utilities — 1.15%
69,239	Avista Corp.	1,342
24,751	Black Hills Corp.	667

		2,009

	Office REITs — 0.73%
5,840	Alexandria Real Estate Equities, Inc.	353
30,175	Corporate Office Properties	926

		1,279

	Oil & Gas Drilling — 0.22%
14,442	Unit Corp. (a)	386

	Oil & Gas Equipment & Services — 0.70%
7,681	Lufkin Industries, Inc.	265
17,769	Oceaneering International, Inc. (a)	518
17,848	Oil States International, Inc. (a)	333
15,655	Tesco Corp. (a)	112

		1,228

	Oil & Gas Exploration & Production — 0.43%
29,178	Cabot Oil & Gas Corp., Class – A	759

	Oil & Gas Storage & Transportation — 0.18%
23,698	Southern Union Co.	309

	Property & Casualty Insurance — 1.17%
2,968	Alleghany Corp. (a)	837
13,991	Argo Group International Holdings Ltd. – ADR (a)	474

Shares	Security Description	Value (000)
	Property & Casualty Insurance (continued)
15,595	Selective Insurance Group, Inc.	$358
15,808	Stewart Information Services Corp.	371

		2,040

	Regional Banks — 1.28%
11,574	Cullen/Frost Bankers, Inc.	586
21,871	First Midwest Bancorp, Inc.	437
23,168	Sterling Bancshares, Inc.	141
7,305	United Bankshares, Inc.	243
14,110	Westamerica Bancorp	722
12,055	Wilshire Bancorp, Inc.	109

		2,238

	Residential REITs — 0.46%
21,612	Mid-America Apartment Communities, Inc.	803

	Semiconductor Equipment — 0.24%
12,043	Varian Semiconductor Equipment Associates, Inc. (a)	218
32,380	Veeco Instruments, Inc. (a)	205

		423

	Semiconductors — 0.33%
48,670	Cypress Semiconductor Corp. (a)	218
22,922	Semtech Corp. (a)	258
6,312	Standard Microsystems Corp. (a)	103

		579

	Specialty Chemicals — 0.58%
8,973	Arch Chemicals, Inc.	234
13,879	Lubrizol Corp.	505
6,575	Minerals Technologies, Inc.	269

		1,008

	Specialty Stores — 0.30%
14,596	Tractor Supply Co. (a)	527

	Steel — 0.14%
12,251	Carpenter Technology Corp.	252

	Technology Distributors — 0.12%
10,947	ScanSource, Inc. (a)	211

	Thrifts & Mortgage Finance — 0.15%
18,005	Washington Federal, Inc.	269

	Trading Companies & Distributors — 0.23%
4,219	GATX Corp.	131
14,052	WESCO International, Inc. (a)	270

		401

	Total IronBridge Capital Management LP	45,550

	Sterling Johnston Capital Management, L.P. — 16.02%
	Aerospace & Defense — 1.00%
16,237	Curtiss-Wright Corp.	542
16,800	HEICO Corp.	652
13,153	Triumph Group, Inc.	559

		1,753

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2008 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Sterling Johnston Capital Management, L.P. (continued)
	Airlines — 0.20%
49,950	JetBlue Airways Corp. (a)	$355

	Apparel Retail — 0.42%
8,465	Aeropostale, Inc. (a)	136
17,450	Collective Brands, Inc. (a)	204
15,047	The Gymboree Corp. (a)	393

		733

	Apparel, Accessories & Luxury — 0.19%
17,230	Carter’s, Inc. (a)	332

	Application Software — 0.68%
11,896	Blackboard, Inc. (a)	312
3,522	Concur Technologies, Inc. (a)	115
26,779	Informatica Corp. (a)	368
43,608	Lawson Software, Inc. (a)	207
15,550	Quest Software, Inc. (a)	196

		1,198

	Biotechnology — 0.95%
11,900	BioMarin Pharmaceuticals, Inc. (a)	212
18,284	Genomic Health, Inc. (a)	356
9,500	Martek Biosciences Corp.	288
10,800	Onyx Pharmaceuticals, Inc. (a)	369
8,950	Osiris Therapeutics, Inc. (a)	171
18,255	Rigel Pharmaceuticals, Inc. (a)	146
14,103	Seattle Genetics, Inc. (a)	126

		1,668

	Casinos & Gaming — 0.42%
9,382	Churchill Downs, Inc.	379
13,412	WMS Industries, Inc. (a)	361

		740

	Communications Equipment — 0.20%
7,582	Comtech Telecommunications Corp. (a)	347

	Consumer Finance — 0.17%
29,284	Dollar Financial Corp. (a)	302

	Data Processing & Outsourced Services — 0.33%
47,528	CyberSource Corp. (a)	570

	Distributors — 0.10%
14,750	LKQ Corp. (a)	172

	Diversified Support Services — 0.20%
22,100	Healthcare Services Group, Inc.	352

	Education Services — 0.35%
8,203	American Public Education, Inc. (a)	305
16,500	Grand Canyon Education, Inc. (a)	310

		615

	Electrical Components & Equipment — 0.58%
35,206	EnerSys (a)	387
16,600	General Cable Corp. (a)	294

Shares	Security Description	Value (000)
	Electrical Components & Equipment (continued)
8,650	Regal-Beloit Corp.	$328

		1,009

	Electronic Components — 0.14%
12,900	DTS, Inc. (a)	237

	Electronic Equipment & Instruments — 0.12%
22,927	Daktronics, Inc.	215

	Health Care Distributors — 0.26%
23,850	PSS World Medical, Inc. (a)	449

	Health Care Equipment — 0.94%
12,043	Integra LifeSciences Holdings (a)	428
15,838	Meridian Bioscience, Inc.	403
1,800	NuVasive, Inc. (a)	62
14,280	SonoSite, Inc. (a)	273
16,904	Volcano Corp. (a)	254
10,747	Wright Medical Group, Inc. (a)	220

		1,640

	Health Care Facilities — 0.46%
14,048	Psychiatric Solutions, Inc. (a)	391
16,228	Skilled Healthcare Group, Inc., Class – A (a)	137
31,209	Sun Healthcare Group, Inc. (a)	276

		804

	Health Care Providers & Services — 0.11%
3,050	United Therapeutics Corp. (a)	191

	Health Care Services — 0.48%
31,705	Alliance Imaging, Inc. (a)	253
12,287	Catalyst Health Solutions, Inc. (a)	299
9,600	Gentiva Health Services, Inc. (a)	281

		833

	Health Care Supplies — 0.27%
8,232	Haemonetics Corp. (a)	465

	Home Entertainment Software — 0.11%
10,767	Perfect World Co. Ltd. – Sponsored ADR (a)	186

	Industrial Machinery — 0.62%
32,047	Energy Recovery, Inc. (a)	243
11,695	Kaydon Corp.	402
8,656	Middleby Corp. (a)	236
6,500	Nordson Corp.	210

		1,091

	Internet Retail — 0.23%
13,416	Netflix, Inc. (a)	401

	Internet Software & Services — 1.12%
7,200	Bankrate, Inc. (a)	274
10,216	Digital River, Inc. (a)	253
16,750	Gmarket, Inc. – ADR (a)	289

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2008 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Sterling Johnston Capital Management, L.P. (continued)
	Internet Software & Services (continued)
35,093	Interwoven, Inc. (a)	$442
15,700	j2 Global Communications, Inc. (a)	315
19,039	SkillSoft PLC – ADR (a)	136
16,571	Websense, Inc. (a)	248

		1,957

	Investment Banking & Brokerage — 0.17%
13,050	KBW, Inc. (a)	300

	Life Sciences Tools & Services — 0.15%
5,272	AMAG Pharmaceuticals, Inc. (a)	189
4,530	Medivation, Inc. (a)	66

		255

	Metal & Glass Containers — 0.16%
8,250	Greif, Inc., Class – A	276

	Mortgage REITs — 0.37%
110,471	MFA Mortgage Investment, Inc.	651

	Oil & Gas Equipment & Services — 0.93%
7,911	CARBO Ceramics, Inc.	281
24,005	Hornbeck Offshore Services, Inc. (a)	392
44,201	Key Energy Services, Inc. (a)	195
38,182	Tesco Corp. (a)	273
43,216	TETRA Technologies, Inc. (a)	210
31,959	Willbros Group, Inc. (a)	271

		1,622

	Oil & Gas Exploration & Production — 0.36%
32,117	Rex Energy Corp. (a)	94
32,917	Rosetta Resource, Inc. (a)	233
47,800	SandRidge Energy, Inc. (a)	294

		621

	Paper Packaging — 0.20%
10,431	Rock-Tenn Co., Class – A	356

	Pharmaceuticals — 0.14%
22,300	Eurand N.V. (a)	192
2,144	XenoPort, Inc. (a)	54

		246

	Railroads — 0.16%
9,450	Genesee & Wyoming, Inc., Class – A (a)	288

	Regional Banks — 0.17%
43,650	Boston Private Financial Holdings, Inc.	298

	Research and Consulting Services — 0.58%
18,100	Duff & Phelps Corp., Class – A (a)	346
5,245	Huron Consulting Group, Inc. (a)	301
23,400	Navigant Consulting, Inc. (a)	371

		1,018

Shares or Principal Amount (000)	Security Description	Value (000)
	Restaurants — 0.12%
20,000	Cheesecake Factory, Inc. (a)	$202

	Security & Alarm Services — 0.29%
26,730	GeoEye, Inc. (a)	514

	Semiconductors — 0.38%
18,070	Diodes, Inc. (a)	109
23,306	Microsemi Corp. (a)	295
23,900	Semtech Corp. (a)	269

		673

	Steel — 0.32%
24,496	A.M. Castle & Co.	265
15,150	Reliance Steel & Aluminum Co.	302

		567

	Systems Software — 0.42%
25,788	CommVault Systems, Inc. (a)	346
71,100	Novell, Inc. (a)	276
5,431	Progress Software Corp. (a)	105

		727

	Textiles, Apparel & Luxury Goods — 0.16%
3,550	Deckers Outdoor Corp. (a)	283

	Trading Companies & Distributors — 0.19%
24,256	Beacon Roofing Supply, Inc. (a)	337

	Trucking — 0.10%
10,389	Werner Enterprises, Inc.	180

	Total Sterling Johnston Capital Management LP	28,029

	Total Common Stocks	166,273

	Time Deposits — 3.36%
	Franklin Portfolio Associates LLC* — 0.08%
$134	Liquidity Management Control System Time Deposit, 0.01%, 1/2/09	134

	Frontier Capital Management Company, LLC — 0.38%
661	Liquidity Management Control System Time Deposit, 0.01%, 1/2/09	661

	Geewax & Partners, LLC — 1.11%
1,955	Liquidity Management Control System Time Deposit, 0.01%, 1/2/09	1,955

	IronBridge Capital Management LP — 1.00%
1,746	Liquidity Management Control System Time Deposit, 0.01%, 1/2/09	1,746

	Sterling Johnston Capital Management, L.P. — 0.79%
1,375	Liquidity Management Control System Time Deposit, 0.01%, 1/2/09	1,375

	Total Time Deposits	5,871

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (concluded) — December 31, 2008 (Unaudited)

Shares	Security Description	Value (000)
	Mutual Funds — 1.92%
	Geewax & Partners, LLC — 0.99%
35,257	iShares Russell 2000 Value Index Fund	$1,734

	IronBridge Capital Management LP — 0.93%
32,783	iShares Russell 2000 Value Index Fund	1,615

	Total Mutual Funds	3,349

	Total Investments (cost $240,325) — 100.33%	175,493
	Other liabilities in excess of assets — (0.33)%	(569)

	Net Assets — 100.00%	$174,924

*	See Footnote 9 in Notes to Financial Statements.

(a)	Represents non-income producing security.

ADR — American Depositary Receipt

REITs — Real Estate Investment Trusts

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

International Equity Portfolio

Portfolio of Investments — December 31, 2008 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 95.58%
	Artisan Partners LP — 24.03%
	Belgium — 0.42%
137,990	Anheuser-Busch InBev NV (Brewers)	$3,204
30,866	Delhaize Group (Food Retail)	1,908

		5,112

	Brazil — 0.39%
83,622	Petroleo Brasileiro SA Preferred (Integrated Oil & Gas)	1,707
187,157	Redecard SA (Data Processing & Outsourced Services)	2,063
75,117	Vivo Participacoes SA – ADR (Wireless Telecommunication Services)	942

		4,712

	Canada — 0.54%
194,544	Canadian Pacific Railway Limited (Railroads)	6,541

	China — 1.21%
7,455,824	China Construction Bank, H Shares (Diversified Banks)	4,148
1,141,500	China Life Insurance Company Limited, H Shares (Life & Health Insurance)	3,507
649,600	China Merchants Holdings International Company Limited (Marine Ports & Services)	1,269
1,987,000	China Petroleum & Chemical Corp., H Shares (Integrated Oil & Gas)	1,221
2,345,813	China Resources Land Limited (Real Estate Development)	2,904
3,942,889	Shanghai Electric Group Co. Limited, Series H (Heavy Electrical Equipment) (a)	1,616

		14,665

	Finland — 0.74%
415,068	Fortum Oyj (Electric Utilities)	9,021

	France — 3.13%
112,064	Alstom (Heavy Electrical Equipment)	6,678
35,912	BNP Paribas (Diversified Banks)	1,550
165,420	Bouygues SA (Construction & Engineering)	7,017
71,189	Carrefour SA (Hypermarkets & Super Centers)	2,751
4,101	Electricite de France (Electric Utilities)	239
22,081	France Telecom SA (Diversified Telecommunication Services)	615
102,784	LVMH Moet Hennessy Louis Vuitton SA (Apparel, Accessories & Luxury)	6,888
23,098	Technip SA (Oil & Gas Equipment & Services)	709
271,573	Vinci SA (Construction & Engineering)	11,459

		37,906

Shares	Security Description	Value (000)
	Germany — 3.95%
48,699	Allianz SE (Multi-line Insurance) (b)	$5,174
215,653	Bayer AG (Pharmaceuticals)	12,516
214,581	Daimler AG (Automobile Manufacturers)	8,083
42,749	E.ON AG (Electric Utilities)	1,654
91,333	Fraport AG (Airport Services)	4,099
100,636	Linde AG (Industrial Gases)	8,558
72,224	Wacker Chemie AG (Specialty Chemicals)	7,769

		47,853

	Hong Kong — 1.03%
1,019,500	Bank of East Asia Limited (Diversified Banks)	2,151
1,008,746	Hutchison Whampoa Limited (Industrial Conglomerates)	5,092
1,426,030	NWS Holdings Limited (Industrial Conglomerates)	2,136
365,143	Sun Hung Kai Properties Limited (Diversified Real Estate Activities)	3,073

		12,452

	India — 0.16%
98,230	ICICI Bank Limited (Diversified Banks)	1,891

	Ireland — 0.14%
281,396	Elan Corp. plc (Pharmaceuticals) (a)	1,688

	Italy — 0.50%
286,519	Fiat S.p.A. (Automobile Manufacturers)	1,918
1,124,944	Intesa Sanpaolo (Diversified Banks)	4,086

		6,004

	Japan — 2.72%
57,500	Canon, Inc. (Office Electronics)	1,822
207,600	Denso Corp. (Auto Parts & Equipment)	3,518
2,811	Japan Tobacco, Inc. (Tobacco)	9,313
1,061,566	Mitsubishi UFJ Financial Group, Inc. (Diversified Banks)	6,674
1,795	Mizuho Financial Group, Inc. (Diversified Banks)	5,104
335,600	Suzuki Motor Corp. (Automobile Manufacturers)	4,692
53,700	Toyota Motor Corp. (Automobile Manufacturers)	1,776

		32,899

	Luxembourg — 0.07%
14,173	RTL Group (Broadcasting)	840

	Mexico — 0.03%
111,161	Grupo Modelo S.A. de C.V., Series C (Brewers)	353

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2008 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Artisan Partners LP (continued)
	Netherlands — 0.96%
645,386	ASML Holding NV (Semiconductor Equipment)	$11,633

	Russian Federation — 0.24%
199,939	Gazprom OAO ADR (LSE) (Integrated Oil & Gas)	2,849

	South Korea — 0.23%
26,108	NHN Corp. (Internet Software & Services) (a)	2,760

	Spain — 1.60%
75,626	Gamesa Corporacion Tecnologica S.A. (Heavy Electrical Equipment)	1,378
125,991	Industria de Diseno Textil S.A. (Apparel Retail) (b)	5,610
549,813	Telefonica S.A. (Integrated Telecommunication Services)	12,409

		19,397

	Switzerland — 3.15%
17,976	Adecco SA (Human Resource & Employment Services)	616
54,395	Credit Suisse Group AG – Registered (Diversified Capital Markets)	1,525
130,040	Holcim Ltd. (Construction Materials) (c)	7,530
322,710	Nestle SA (Packaged Foods & Meats)	12,784
14,124	Roche Holding AG (Pharmaceuticals)	2,269
86,589	Roche Holding AG Genussscheine (Pharmaceuticals)	13,411

		38,135

	Taiwan — 0.08%
127,638	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors)	1,008

	United Kingdom — 2.52%
545,453	Cadbury PLC (Packaged Foods & Meats)	4,819
1,397,093	Kingfisher PLC (Home Improvement Retail)	2,752
885,278	National Grid PLC (Multi-Utilities)	8,746
151,576	Next plc (Department Stores)	2,381
827,791	Tesco plc (Food Retail)	4,309
14,020	Unilever PLC (Packaged Foods & Meats)	322
1,775,842	William Morrison Supermarkets PLC (Food Retail)	7,196

		30,525

	United States — 0.22%
60,798	Philip Morris International, Inc. (Tobacco)	2,645

	Total Artisan Partners LP	290,889

Shares	Security Description	Value (000)
	Capital Guardian Trust Co. — 45.78%
	Australia — 1.18%
132,088	Amcor Ltd. (Paper Packaging)	$537
94,440	Australia & New Zealand Banking Group Ltd. (Diversified Banks)	1,019
38,011	Macquarie Group Ltd. (Investment Banking & Brokerage)	771
121,530	Newcrest Mining Ltd. (Gold)	2,892
102,424	QBE Insurance Group Ltd. (Property & Casualty Insurance)	1,851
1,037,453	Telstra Corp. Ltd. (Integrated Telecommunication Services)	2,776
88,000	Westpac Banking Corp. (Diversified Banks)	1,055
3,534	Woodside Petroleum Ltd. (Oil & Gas Exploration & Production)	91
175,770	Woolworths Ltd. (Food Retail)	3,277

		14,269

	Austria — 0.14%
115,300	Telekom Austria AG (Integrated Telecommunication Services)	1,677

	Belgium — 0.07%
35,563	Anheuser-Busch InBev NV (Brewers)	826

	Brazil — 0.17%
97,100	Companhia Vale do Rio Doce – Sponsored ADR (Diversified Metals & Mining)	1,034
52,900	Petroleo Brasileiro SA – Sponsored ADR (Integrated Oil & Gas)	1,080

		2,114

	Canada — 2.88%
315,500	Barrick Gold Corp. (Gold)	11,601
141,500	BCE, Inc. (Wireless Telecommunication Services)	2,881
119,000	Cameco Corp. (Oil, Gas & Consumable Fuels)	2,030
42,100	Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels)	1,663
36,000	Enbridge, Inc. (Oil & Gas Storage & Transportation)	1,154
31,300	EnCana Corp. (Oil, Gas & Consumable Fuels)	1,444
39,400	Inmet Mining Corp. (Diversified Metals & Mining)	625
117,700	Kinross Gold Corp. (Metals & Mining) (b)	2,146
61,400	Methanex Corp. (Chemicals)	681
74,200	Onex Corp. (Multi-Sector Holdings)	1,094
27,700	Potash Corp. of Saskatchewan, Inc. (Chemicals)	2,010

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2008 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Capital Guardian Trust Co. (continued)
	Canada (continued)
65,000	Shaw Communications, Inc., Class – B (Communications Equipment)	$1,138
30,100	Shoppers Drug Mart Corp. (Drug Retail)	1,172
273,500	Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)	5,256

		34,895

	Cayman Islands — 0.05%
226,000	Alibaba.com Ltd. (Internet Software & Services) (a)(b)	164
40,200	Suntech Power Holdings Co. Ltd. – ADR (Electrical Components & Equipment) (a)	470

		634

	China — 0.07%
416,000	China Shenhua Energy Co. Ltd., Class – H (Coal & Consumable Fuels)	892

	Denmark — 0.10%
22,300	Novo Nordisk A/S, Class – B (Pharmaceuticals)	1,150

	Finland — 0.06%
43,200	Rautaruukki Oyj (Steel)	754

	France — 7.11%
79,650	Accor SA (Hotels, Resorts & Cruise Lines)	3,923
32,417	Air Liquide SA (Industrial Gases)	2,968
174,619	Axa (Multi-line Insurance)	3,919
130,620	BNP Paribas (Diversified Banks)	5,637
258,295	Bouygues SA (Construction & Engineering)	10,957
33,000	Carrefour SA (Hypermarkets & Super Centers)	1,275
54,300	Compagnie Generale des Etablissements Michelin, Class – B (Tires & Rubber)	2,869
114,900	Electricite de France (Electric Utilities)	6,682
43,220	Groupe DANONE (Packaged Foods & Meats)	2,611
123,200	L’Oreal SA (Personal Products)	10,751
38,000	Lafarge SA (Construction Materials)	2,324
3,159	PagesJaunes SA (Publishing)	31
89,000	Pernod Ricard SA (Distillers & Vintners)	6,611
77,800	PSA Peugeot Citroen (Automobile Manufacturers)	1,330
60,300	Rhodia SA – Registered (Specialty Chemicals)	383

Shares	Security Description	Value (000)
	France (continued)
71,100	Sanofi-Aventis (Pharmaceuticals)	$4,547
15,646	Schneider Electric SA (Electrical Components & Equipment)	1,165
44,018	Societe Generale (Diversified Banks)	2,233
55,840	Total SA (Integrated Oil & Gas)	3,070
25,784	Vallourec SA (Industrial Machinery)	2,931
220,397	Veolia Environnement (Multi-Utilities)	6,951
89,200	Vivendi SA (Movies & Entertainment)	2,907

		86,075

	Germany — 1.87%
70,800	Allianz SE (Multi-line Insurance) (b)	7,522
27,800	Bayer AG (Pharmaceuticals) (b)	1,614
48,900	Bayerische Motoren Werke AG (Automobile Manufacturers)	1,526
34,300	Deutsche Bank AG (Diversified Capital Markets)	1,368
20,630	Deutsche Boerse AG (Specialized Finance)	1,492
80,000	Deutsche Post AG – Registered (Air Freight & Logistics)	1,341
5,400	Hannover Rueckversicherung AG – Registered (Reinsurance)	175
14,432	Muenchener Rueckversicherungs-Gesellschaft AG – Registered (Reinsurance)	2,211
121,300	SAP AG (Application Software)	4,367
13,500	Siemens AG (Industrial Conglomerates)	1,018

		22,634

	Greece — 0.06%
49,600	Coca-Cola Hellenic Bottling Co. SA (Brewers)	721

	Hong Kong — 0.46%
517,800	Bank of East Asia Limited (Diversified Banks)	1,092
810,700	Hong Kong & China Gas Co. Ltd. (Gas Utilities)	1,230
2,596,000	Industrial & Commercial Bank of China, H Shares (Diversified Banks)	1,378
1,130,500	The Link REIT (Retail REITs)	1,881

		5,581

	Indonesia — 0.01%
157,500	PT Telekomunikasi Indonesia, Class B (Integrated Telecommunication Services)	101

	Ireland — 0.32%
154,000	CRH PLC (Construction Materials)	3,902

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2008 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Capital Guardian Trust Co. (continued)
	Israel — 0.09%
26,700	Teva Pharmaceutical Industries Ltd. – Sponsored ADR (Pharmaceuticals)	$1,137

	Italy — 0.13%
65,000	ENI SpA (Integrated Oil & Gas)	1,564

	Japan — 12.11%
300,700	AEON Co. Ltd. (Hypermarkets & Super Centers)	3,029
98,000	Bridgestone Corp. (Tires & Rubber)	1,470
47,800	Canon, Inc. (Office Electronics)	1,515
238,000	Chiyoda Corp. (Construction & Engineering)	1,326
370	East Japan Railway Co. (Railroads)	2,813
27,500	Electric Power Development Co. Ltd. (Independent Power Producers & Energy Traders)	1,081
76,500	Fanuc Ltd. (Industrial Machinery)	5,484
79,500	FUJIFILM Holdings Corp. (Electronic Equipment & Instruments)	1,775
360,000	Hankyu Hanshin Holdings, Inc. (Industrial Conglomerates)	2,080
206,000	JGC Corp. (Construction & Engineering)	3,084
37,100	Keyence Corp. (Electronic Equipment & Instruments)	7,626
48,700	Kurita Water Industries Ltd. (Industrial Machinery)	1,317
65,000	Mitsubishi Estate Co. Ltd. (Diversified Real Estate Activities)	1,074
271,000	Mitsubishi UFJ Financial Group, Inc. (Diversified Banks)	1,704
88,000	Mitsui Fudosan Co. Ltd. (Diversified Real Estate Activities)	1,468
55,000	Mitsui Sumitomo Insurance Group Holdings, Inc. (Property & Casualty Insurance)	1,749
748	Mizuho Financial Group, Inc. (Diversified Banks)	2,127
38,400	Murata Manufacturing Co. Ltd. (Electronic Components)	1,506
34,900	Nintendo Co. Ltd. (Home Entertainment Software)	13,339
96,000	Nippon Electric Glass Co. Ltd. (Electronic Components)	507
450,000	Nippon Sheet Glass Co. Ltd. (Building Products)	1,490
246,400	Nissan Motor Co. Ltd. (Automobile Manufacturers)	887
384,400	Nomura Holdings, Inc. (Investment Banking & Brokerage)	3,201
5,023	NTT DoCoMo, Inc. (Wireless Telecommunication Services)	9,888
51,000	Oracle Corp. Japan (Systems Software)	2,209

Shares	Security Description	Value (000)
	Japan (continued)
17,810	ORIX Corp. (Consumer Finance)	$1,017
29,240	Shin-Etsu Chemical Co. Ltd. (Specialty Chemicals)	1,350
34,000	Shiseido Co. Ltd. (Personal Products)	699
81,500	SMC Corp. (Industrial Machinery)	8,398
976,200	Softbank Corp. (Wireless Telecommunication Services)	17,732
356,900	Sumitomo Corp. (Trading Companies & Distributors)	3,166
824,000	Sumitomo Metal Industries Ltd. (Steel)	2,036
1,530	Sumitomo Mitsui Financial Group, Inc. (Diversified Banks)	6,348
92,000	Sumitomo Realty & Development Co. Ltd. (Diversified Real Estate Activities)	1,383
211,600	Suzuki Motor Corp. (Automobile Manufacturers)	2,958
38,000	TDK Corp. (Electronic Components)	1,404
80,100	The Kansai Electric Power Co., Inc. (Electric Utilities)	2,321
254,400	Tokio Marine Holdings, Inc. (Property & Casualty Insurance)	7,539
45,700	Tokyo Electron Ltd. (Semiconductor Equipment)	1,609
238,000	Trend Micro, Inc. (Systems Software)	8,361
20,500	Uni-Charm Corp. (Household Products)	1,543
38,990	Yamada Denki Co. Ltd. (Computer & Electronics Retail)	2,726
168,500	Yamato Holdings Co. Ltd. (Air Freight & Logistics)	2,204

		146,543

	Luxembourg — 0.22%
93,000	SES – FDR, Class – A (Cable & Satellite)	1,771
45,900	SES – FDR, Class – A (Cable & Satellite)	890

		2,661

	Mexico — 1.44%
188,100	America Movil SA de C.V., Series L – ADR (Wireless Telecommunication Services)	5,829
226,700	Telefonos de Mexico S.A.B de C.V., Series L – Sponsored ADR (Integrated Telecommunication Services)	4,747
190,800	Telmex Internacional S.A.B de C.V. – ADR (Integrated Telecommunication Services)	2,168
1,728,400	Wal-Mart de Mexico S.A.B de C.V., Series V (Hypermarkets & Super Centers)	4,619

		17,363

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2008 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Capital Guardian Trust Co. (continued)
	Netherlands — 2.25%
491,020	Koninklijke Ahold NV (Food Retail)	$6,050
909,200	Koninklijke KPN NV (Integrated Telecommunication Services)	13,217
328,100	Unilever NV (Packaged Foods & Meats)	7,951

		27,218

	Norway — 0.35%
270,400	SeaDrill Ltd. (Oil & Gas Drilling)	2,205
299,200	Telenor ASA (Integrated Telecommunication Services)	2,020

		4,225

	Russian Federation — 0.08%
68,200	Gazprom OAO ADR (LSE) (Integrated Oil & Gas)	972

	Singapore — 0.05%
184,000	Keppel Corp. Ltd. (Industrial Conglomerates)	559

	South Africa — 0.18%
70,700	Sasol Ltd. (Integrated Oil & Gas)	2,152

	South Korea — 0.43%
12,074	Samsung Electronics Co. Ltd. (Semiconductors)	4,403
4,430	Samsung Electronics Co. Ltd. – GDR (Semiconductors)	780

		5,183

	Spain — 0.98%
571,500	Banco Bilbao Vizcaya Argentaria SA (Diversified Banks)	7,080
54,571	Industria de Diseno Textil SA (Apparel Retail)	2,430
105,674	Telefonica SA (Integrated Telecommunication Services)	2,385

		11,895

	Sweden — 1.00%
84,800	Assa Abloy AB, Class – B (Building Products)	987
35,000	AstraZeneca PLC (Pharmaceuticals)	1,425
1,214,200	Telefonaktiebolaget LM Ericsson, B Shares (Communications Equipment)	9,471
32,200	Telefonaktiebolaget LM Ericsson, Class B – Sponsored ADR (Communications Equipment)	251

		12,134

Shares	Security Description	Value (000)
	Switzerland — 5.26%
131,000	ABB Ltd. – Registered (Heavy Electrical Equipment)	$1,999
44,909	Credit Suisse Group (Diversified Capital Markets)	1,259
1,785	Givaudan SA – Registered (Specialty Chemicals)	1,411
117,244	Holcim Ltd. (Construction Materials) (c)	6,789
36,155	Julius Baer Holding AG – Registered (Asset Management & Custody Banks)	1,402
293,845	Nestle SA (Packaged Foods & Meats)	11,641
50,967	Nobel Biocare Holding AG (Health Care Equipment)	1,053
71,172	Novartis AG (Pharmaceuticals)	3,566
87,300	Petroplus Holdings AG (Oil & Gas Refining & Marketing)	1,765
142,405	Roche Holding AG (Pharmaceuticals)	22,056
51,714	Swiss Re (Reinsurance)	2,533
14,562	Swisscom AG (Integrated Telecommunication Services)	4,726
16,150	Synthes, Inc. (Health Care Equipment)	2,049
94,005	UBS AG (Diversified Capital Markets) (a)	1,368

		63,617

	Taiwan — 0.15%
231,281	Taiwan Semiconductor Manufacturing Co. Ltd. – ADR (Semiconductors)	1,827

	United Kingdom — 6.51%
127,000	Amlin PLC (Property & Casualty Insurance)	660
1,142,000	ARM Holdings PLC (Semiconductors)	1,445
1,162,400	BAE Systems PLC (Aerospace & Defense)	6,324
451,000	BG Group PLC (Integrated Oil & Gas)	6,241
299,188	BHP Billiton PLC (Diversified Metals & Mining)	5,802
1,210,357	BP PLC (Integrated Oil & Gas)	9,341
16,500	BP PLC – Sponsored ADR (Integrated Oil & Gas)	771
95,983	British American Tobacco PLC (Tobacco)	2,503
35,600	Cairn Energy PLC (Oil & Gas Exploration & Production) (a)	1,042
215,834	HSBC Holdings PLC (Diversified Banks)	2,112
109,100	Imperial Tobacco Group PLC (Tobacco)	2,913

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2008 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Capital Guardian Trust Co. (continued)
	United Kingdom (continued)
248,094	Royal Dutch Shell PLC, Class – A (Integrated Oil & Gas)	$6,559
50,666	Royal Dutch Shell PLC, Class – B (Integrated Oil & Gas)	1,284
728,500	SABMiller PLC (Brewers)	12,231
59,200	Scottish & Southern Energy (Electric Utilities)	1,044
160,100	Smith & Nephew PLC (Health Care Equipment)	1,022
263,000	Smiths Group PLC (Industrial Conglomerates)	3,379
127,382	Standard Chartered PLC (Diversified Banks)	1,630
1,060,100	Tesco PLC (Food Retail)	5,519
380,300	United Utilities Group PLC (Multi-Utilities)	3,452
1,259,926	Vodafone Group PLC (Wireless Telecommunication Services)	2,579
156,600	Wolseley PLC (Trading Companies & Distributors)	872
33	Xstrata PLC (Diversified Metals & Mining)	—

		78,725

	Total Capital Guardian Trust Co.	554,000

	Causeway Capital Management LLC — 25.77%
	Canada — 0.88%
333,425	Manulife Financial Corp. (Insurance) (b)	5,619
179,006	Telus Corp. (Diversified Telecommunication Services)	5,062

		10,681

	France — 3.89%
288,917	Axa (Multi-line Insurance)	6,484
112,455	BNP Paribas (Diversified Banks)	4,854
80,207	Electricite de France (Electric Utilities)	4,665
293,729	France Telecom SA (Integrated Telecommunication Services)	8,186
76,011	Sanofi-Aventis (Pharmaceuticals)	4,861
258,130	Technip SA (Oil & Gas Equipment & Services)	7,925
237,951	Vinci SA (Construction & Engineering)	10,040

		47,015

	Germany — 2.93%
89,973	Bayer AG (Pharmaceuticals)	5,222
339,121	Deutsche Post AG (Air Freight & Logistics)	5,685

Shares	Security Description	Value (000)
	Germany (continued)
199,453	E.ON AG (Electric Utilities)	$7,715
66,132	Linde AG (Industrial Gases)	5,624
148,508	Siemens AG (Industrial Conglomerates)	11,202

		35,448

	Greece — 0.53%
223,044	OPAP SA (Casinos & Gaming)	6,418

	Ireland — 0.51%
521,611	Allied Irish Banks PLC (Diversified Banks)	1,270
189,603	CRH PLC (Construction Materials)	4,875

		6,145

	Italy — 0.47%
2,252,254	UniCredito Italiano SpA (Diversified Banks)	5,726

	Japan — 4.08%
109,700	Fanuc Ltd. (Industrial Machinery)	7,864
326,000	Honda Motor Co. Ltd. (Automobile Manufacturers)	6,945
985,000	Mitsubishi UFJ Financial Group, Inc. (Diversified Banks)	6,192
110,800	Sankyo Co. Ltd. (Leisure Products)	5,591
104,000	Shin-Etsu Chemical Co. Ltd (Specialty Chemicals)	4,801
1,724	Sony Financial Holdings, Inc. (Life & Health Insurance) (b)	6,581
215,100	Tokyo Electron Ltd. (Semiconductor Equipment)	7,574
365,900	Yamaha Motor Co. Ltd. (Motorcycle Manufacturers)	3,851

		49,399

	Netherlands — 3.46%
236,409	Akzo Nobel NV (Diversified Chemicals)	9,750
358,586	ASML Holding NV (Semiconductor Equipment)	6,463
523,845	ING Groep NV (Other Diversified Financial Services)	5,765
378,535	Koninklijke (Royal) Philips Electronics NV (Industrial Conglomerates)	7,504
401,810	Reed Elsevier NV (Publishing)	4,777
392,558	TNT NV (Air Freight & Logistics)	7,625

		41,884

	Norway — 0.37%
678,600	Aker Kvaerner ASA (Oil & Gas Equipment & Services)	4,491

	South Korea — 0.64%
47,270	Hyundai Heavy Industries Co. Ltd. (Construction & Farm Machinery) (a)	7,729

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2008 (Unaudited)

Shares or Principal Amount (000)	Security Description	Value (000)
	Common Stocks (continued)
	Causeway Capital Management LLC (continued)
	Spain — 0.68%
364,561	Telefonica S.A. (Integrated Telecommunication Services)	$8,228

	Sweden — 1.06%
557,518	Atlas Copco AB, Class – A (Industrial Machinery)	4,908
1,021,467	Ericsson LM, Class – B (Communications Equipment)	7,968

		12,876

	Switzerland — 1.57%
163,637	Compagnie Financiere Richemont SA, Class – A (Apparel, Accessories & Luxury)	3,119
112,737	Credit Suisse Group (Diversified Capital Markets)	3,161
89,636	Novartis AG (Pharmaceuticals)	4,491
250,730	UBS AG (Diversified Capital Markets) (a)	3,649
20,893	Zurich Financial Services AG (Multi-line Insurance)	4,567

		18,987

	United Kingdom — 4.70%
1,201,833	BAE Systems PLC (Aerospace & Defense)	6,539
895,363	British Airways PLC (Airlines)	2,366
289,305	British American Tobacco PLC (Tobacco)	7,545
606,000	HSBC Holdings PLC (Diversified Banks)	6,014
201,827	Rio Tinto PLC (Diversified Metals & Mining)	4,485
3,861,149	Royal Bank of Scotland Group PLC (Diversified Banks)	2,842
372,898	Royal Dutch Shell PLC, Class – B (Integrated Oil & Gas)	9,450
377,551	Unilever PLC (Packaged Foods & Meats)	8,670
4,351,857	Vodafone Group PLC (Wireless Telecommunication Services)	8,909

		56,820

	Total Causeway Capital Management LLC	311,847

	Total Common Stocks	1,156,736

	Convertible Corporate Bonds — 0.03%
	Capital Guardian Trust Co. — 0.03%
$255	Kinross Gold Corp. 1.75%, 3/15/28 (Metals & Mining) (b)	224
300	SeaDrill Ltd., 3.625%, 11/8/12 (Oil & Gas Drilling)	153

	Total Convertible Corporate Bonds	377

Shares or Principal Amount (000)	Security Description	Value (000)
	Rights — 0.08%
	Capital Guardian Trust Co. — 0.08%
715,000	ABN Amro Bank NV	$957

	Total Rights	957

	Time Deposits — 4.98%
	Artisan Partners LP — 0.88%
$10,650	Liquidity Management Control System Time Deposit, 0.01%, 1/2/09	10,650

	Capital Guardian Trust Co. — 1.62%
19,609	Liquidity Management Control System Time Deposit, 0.01%, 1/2/09	19,609

	Causeway Capital Management LLC — 2.48%
29,998	Liquidity Management Control System Time Deposit, 0.01%, 1/2/09	29,998

	Total Time Deposits	60,257

	Total Investments (cost $1,479,113) — 100.67%	1,218,327
	Liabilities in excess of other assets — (0.67)%	(8,300)

	Net Assets — 100.00%	$1,210,027

Amounts designated as “—” are $0 or have been rounded to $0.

Shares designated as “—” are fractional.

(a)	Represents non-income producing security.

(b)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.

(c)	On December 31, 2008, the Portfolio owned the following restricted security constituting 1.18% of net assets which may not be publicly sold without registration under the Securities Act of 1933. This security is valued at fair value as determined in good faith under consistently applied procedures under the general supervision of the Trust’s Board of Trustees. Additional information on the security is as follows: Holcim Ltd. Acquisition Cost $18,217 Value $14,319.

ADR — American Depositary Receipt

FDR — Fiduciary Depositary Receipt

GDR — Global Depositary Receipt

REITs — Real Estate Investment Trusts

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2008 (Unaudited)

Currency Contracts

Contract Amount (Local Currency)	Currency	Settlement Date	Value on Trade Date (000)	Value on 12/31/08	Unrealized Gain/(Loss) (000)
	Currencies Purchased
5,216,906	Australian Dollar	01/23/09	$3,470	$3,627	$157
2,099,509	British Sterling Pound	01/02/09	3,054	3,018	(36)
288,932	British Sterling Pound	01/06/09	422	415	(7)
28,889	British Sterling Pound	01/02/09	42	41	(1)
1,179,827	Canadian Dollar	01/06/09	965	956	(9)
6,534,736	Canadian Dollar	01/14/09	5,302	5,294	(8)
2,400,610	Euro	01/02/09	3,383	3,336	(47)
1,285,037	Euro	01/05/09	1,811	1,786	(25)
935,451	Euro	01/06/09	1,306	1,300	(6)
4,021,871	Euro	01/14/09	5,197	5,587	390
967,748	Euro	01/09/09	1,391	1,345	(46)
24,381	Euro	01/02/09	34	34	—
16,361	Euro	01/05/09	23	23	—
8,759,647	Hong Kong Dollar	01/02/09	1,130	1,130	—
2,810,545	Hong Kong Dollar	01/05/09	363	363	—
92,135,177	Japanese Yen	01/06/09	1,019	1,017	(2)
64,826,668	Japanese Yen	01/07/09	718	715	(3)
227,496,516	Japanese Yen	01/09/09	2,440	2,510	70
358,005,819	Japanese Yen	01/23/09	3,948	3,952	4
329,013,026	Japanese Yen	01/29/09	3,709	3,633	(76)
141,846,626	Japanese Yen	01/29/09	1,624	1,566	(58)
373,174,154	Japanese Yen	01/29/09	4,272	4,120	(152)
7,175,472	Swedish Krone	01/05/09	917	908	(9)
2,383,989	Swiss Franc	01/06/09	2,257	2,241	(16)
1,513,626	Swiss Franc	01/09/09	1,409	1,423	14
300,463	Swiss Franc	01/06/09	284	282	(2)

	Total Currency Purchased		$50,490	$50,622	$132

	Currencies Sold
33,948	Australian Dollar	01/05/09	23	23	—
10,431	Australian Dollar	01/06/09	7	7	—
25,492	British Sterling Pound	01/05/09	37	37	—
227,414	British Sterling Pound	01/02/09	329	327	2
135,419	British Sterling Pound	01/05/09	195	195	—
2,587,495	British Sterling Pound	01/23/09	3,948	3,716	232
21,516	British Sterling Pound	01/05/09	31	31	—
11,951	British Sterling Pound	01/06/09	18	17	1
3,098,563	Canadian Dollar	01/09/09	2,440	2,510	(70)
6,534,736	Canadian Dollar	01/14/09	5,197	5,294	(97)
1,949,835	Canadian Dollar	01/29/09	1,624	1,579	45
5,127,427	Canadian Dollar	01/29/09	4,272	4,153	119
913,086	Euro	01/02/09	1,286	1,269	17
468,273	Euro	01/05/09	659	651	8
296,907	Euro	01/05/09	418	412	6
51,925	Euro	01/06/09	73	72	1
3,873,194	Euro	01/14/09	5,302	5,380	(78)
2,249,899	Hong Kong Dollar	01/02/09	290	290	—
347,369	Hong Kong Dollar	01/05/09	45	45	—

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

International Equity Portfolio

Portfolio of Investments (concluded) — December 31, 2008 (Unaudited)

Contract Amount (Local Currency)	Currency	Settlement Date	Value on Trade Date (000)	Value on 12/31/08	Unrealized Gain/(Loss) (000)
	Currencies Sold (continued)
225,193,048	Indonesian Rupiah	01/06/09	$21	$21	$—
27,892,739	Japanese Yen	01/06/09	309	308	1
314,057,726	Japanese Yen	01/23/09	3,470	3,467	3
44,499,883	Japanese Yen	01/05/09	491	491	—
40,800,919	Japanese Yen	01/06/09	452	450	2
8,304,904	Japanese Yen	01/07/09	92	92	—
69,108	Mexican Nuevo Peso	01/06/09	5	5	—
48,703,708	Mexican Nuevo Peso	01/29/09	3,709	3,486	223
2,121,325	Swiss Franc	01/05/09	2,012	1,994	18
353,155	Swiss Franc	01/06/09	333	332	1
1,513,626	Swiss Franc	01/09/09	1,258	1,423	(165)
2,423,112	Swiss Franc	01/16/09	2,040	2,278	(238)
1,493,138	Swiss Franc	01/09/09	1,391	1,404	(13)

	Total Currency Sold		$41,777	$41,759	$18

	Net Unrealized Gain/(Loss)				$150

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Fixed Income Portfolio

Portfolio of Investments — December 31, 2008 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Collateralized Mortgage Obligations — 25.47%
$590	Adjustable Rate Mortgage Trust, Series 2005-10, Class 3A31 (a)	5.41	1/25/36	$286
1,400	Banc of America Commercial Mortgage, Inc., Series 2007-2, Class AM (a)	5.70	4/10/49	642
1,100	Banc of America Commercial Mortgage, Inc., Series 2007-3, Class A4 (a)	5.66	6/10/49	805
2,060	Banc of America Commercial Mortgage, Inc., Series 2007-4, Class AM (a)	5.81	8/10/17	947
950	Banc of America Commercial Mortgage, Inc., Series 2007-4, Class ASB	5.71	1/10/17	679
610	Bank of America Commercial Mortgage, Inc., Series 2007-2, Class A2	5.63	4/10/49	478
1,892	Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1	4.63	2/25/36	1,201
2,765	Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-4, Class 22A1 (a)	5.99	6/25/47	1,681
1,764	Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-5, Class 3A1 (a)	5.98	8/25/47	1,022
975	Bear Stearns Commercial Mortgage Securities, Series 2007-PW16, Class A2 (a)	5.66	6/11/40	763
1,325	Bear Stearns Commercial Mortgage Securities, Series 2007-PW16, Class AAB (a)	5.71	6/11/40	950
1,775	Chase Mortgage Finance Corp., Series 2005-A1, Class 3A1 (a)	5.28	12/25/35	1,156
711	CitiCorp Mortgage Securities, Inc., Series 2004-8, Class 1A1	5.50	10/25/34	599
1,381	Citigroup Mortgage Loan Trust, Inc., Series 2003-1, Class 2A5 (a)	5.25	10/25/33	1,177
543	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM2, Class 1CB2	6.75	8/25/34	410
415	Citigroup Mortgage Loan Trust, Inc., Series 2006-AR1, Class 1A1 (a)	4.90	10/25/35	262
1,267	Citigroup Mortgage Loan Trust, Inc., Series 2006-AR1, Class 2A1 (a)	4.70	3/25/36	761
1	Citigroup Mortgage Loan Trust, Inc., Series 2007-AR4, Class 1A1A (a)	5.97	3/25/37	1
2,738	Citigroup Mortgage Loan Trust, Inc., Series 2007-AR8, Class 2A1A (a)	5.91	7/25/37	1,615
1,985	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A2B	5.21	12/11/49	1,646
115	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A4	5.32	12/11/49	80
1,450	Commercial Mortgage Pass-Through Certificates, Series 2007-C9, Class AAB (a)	5.82	12/10/49	1,043
87	Countrywide Alternative Loan Trust, Series 2004-J1, Class 1A1	6.00	2/25/34	68
700	Countrywide Home Loans, Series 2002-34, Class A15	4.75	1/25/33	613
1,654	Countrywide Home Loans, Series 2005-29, Class A1	5.75	12/25/35	1,206
1,308	Countrywide Home Loans, Series 2006-1, Class A2	6.00	3/25/36	875
—	Countrywide Home Loans, Series 2007-HY1, Class 1A1 (a)	5.68	4/25/37	—
934	Credit Suisse Mortgage Capital Certificate, Series 2006-9, Class 3A1	6.08	11/25/36	495
1,270	Credit Suisse Mortgage Capital Certificate, Series 2007-C4, Class AAB (a)	5.81	8/15/16	879
530	CS First Boston Mortgage Securities Corp., Series 2004-4, Class 1A11	5.50	8/25/34	474
1,310	Deutsche Mortgage Securities, Inc., Series 2005-WF1, Class 1A2 (a)(b)	5.10	6/26/35	1,145
665	Fannie Mae, Series 2007-77, Class TC	5.50	9/25/34	681
1,261	First Horizon Mortgage Pass-Through Trust, Series 2006-AR4, Class 1A2 (a)	5.48	1/25/37	756
1,520	First Horizon Mortgage Pass-Through Trust, Series 2007-AR1, Class 1A1 (a)	5.83	5/25/37	837
1,145	Freddie Mac, Series 2628, Class QM	4.50	11/15/31	1,148
1,545	Freddie Mac, Series 2864, Class NB (a)	5.50	7/15/33	1,599
715	Freddie Mac, Series 2874, Class LD	5.00	8/15/33	721
1,610	Freddie Mac, Series 3036, Class ND	5.00	5/15/34	1,624
770	Freddie Mac, Series 3242, Class QB	5.50	1/15/34	789
3,365	GE Capital Commercial Mortgage Corp., Series 2007-C1, Class A2 (a)	5.42	12/10/49	2,648
460	GE Capital Commercial Mortgage Corp., Series 2007-C1, Class A4	5.54	12/10/49	343
878	GMAC Mortgage Corp. Loan Trust, Series 2005-AR6, Class 4A1 (a)	5.47	11/19/35	560
1,920	GS Mortgage Securities Corp. II, Series 2007-GG10, Class A2	5.78	8/10/45	1,459
1,890	GS Mortgage Securities Corp. II, Series 2007-GG10, Class AAB (a)	5.80	8/10/45	1,320
900	GS Mortgage Securities Corp. II, Series 2007-GG10, Class AM (a)	5.80	8/10/45	412
1,207	GS Mortgage Securities Corp., Series 2008-2R, Class 1A1 (a)(b)	7.50	9/25/36	784
353	GS Mortgage Securities Corp., Series 2008-2R, Class 2A1 (a)(b)	7.50	10/25/36	229
1,669	Indymac Inda Mortgage Loan Trust, Series 2007-AR3, Class 1A1 (a)	5.92	6/25/37	912
1,120	JP Morgan Chase Commercial Mortgage Securities Co., Series 2007-CB19, Class ASB (a)	5.73	2/12/49	813
175	JP Morgan Chase Commercial Mortgage Securities Co., Series 2007-LD11, Class A2 (a)	5.80	6/15/49	134
4,345	JP Morgan Chase Commercial Mortgage Securities Co., Series 2007-LD11, Class A4 (a)	5.82	6/15/49	3,069

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Fixed Income Portfolio

Portfolio of Investments (continued) — December 31, 2008 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Collateralized Mortgage Obligations (continued)
$1,930	JP Morgan Chase Commercial Mortgage Securities Co., Series 2007-LD11, Class ASB (a)	5.82	6/15/49	$1,404
312	JP Morgan Chase Commercial Mortgage Securities Co., Series 2007-LD12, Class A4 (a)	5.88	2/15/51	222
1,275	JP Morgan Chase Commercial Mortgage Securities Co., Series 2007-LD12, Class AM (a)	6.06	2/15/51	599
1,915	JP Morgan Mortgage Trust, Series 2005-A8, Class 2A7 (a)	4.95	11/25/35	983
959	JP Morgan Mortgage Trust, Series 2006-A5, Class 2A1 (a)	5.82	8/25/36	610
700	JP Morgan Mortgage Trust, Series 2006-A6, Class 2A4L (a)	5.56	10/25/36	310
1,600	JP Morgan Mortgage Trust, Series 2007-A1, Class 6A1 (a)	4.78	7/25/35	1,102
669	JP Morgan Mortgage Trust, Series 2007-A4, Class 1A1 (a)	5.44	6/25/37	442
860	LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class A4 (a)	5.86	7/15/40	612
1,248	Master Adjustable Rate Mortgages Trust, Series 2004-13, Class B1 (a)	4.36	12/21/34	617
22	Master Alternative Loans Trust, Series 2004-3, Class 8A1	7.00	4/25/34	16
174	Master Alternative Loans Trust, Series 2004-5, Class 6A1	7.00	6/25/34	147
446	Master Alternative Loans Trust, Series 2005-1, Class 5A1	5.50	1/25/20	345
124	Master Alternative Loans Trust, Series 2005-2, Class 5A1	6.50	12/25/34	73
766	Master Asset Securitization Trust, Series 2003-9, Class 2A7	5.50	10/25/33	593
170	Merrill Lynch Mortgage Investors Trust, Series 2005-A5, Class A2 (a)	4.57	6/25/35	98
495	Merrill Lynch Mortgage Trust, Series 2007-C1, Class ASB (a)	5.83	6/12/50	353
700	Morgan Stanley Capital I, Series 2007-HQ12, Class AM (a)	5.63	4/12/17	321
95	Morgan Stanley Capital I, Series 2007-IQ15, Class A4 (a)	5.88	6/11/49	70
130	New York City Mortgage Loan Trust, Series 1996, Class A3 (c)	6.75	9/25/19	91
1,300	New York City Mortgage Loan Trust, Series 2006-1, Class 2A3 (a)	5.65	5/25/36	646
396	Residential Accredit Loans, Inc., Series 2004-QS11, Class A3	5.50	8/25/34	307
146	Residential Accredit Loans, Inc., Series 2004-QS2, Class CB	5.75	2/25/34	92
1,430	Sequoia Mortgage Trust, Series 2007-1, Class 2A1 (a)	5.81	2/20/47	786
1,400	Structured Adjustable Rate Mortgage Loan, Series 2005-21, Class 6A3 (a)	5.40	11/25/35	581
1,350	Structured Adjustable Rate Mortgage Loan, Series 2005-22, Class 1A4 (a)	5.25	12/25/35	500
735	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class APB	5.29	12/15/43	518
530	Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A2 (a)	5.74	6/15/49	414
1,335	Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class APB (a)	5.74	6/15/49	958
1,230	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR16, Class 1A3 (a)	5.10	12/25/35	656
1,975	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR18, Class 1A3A (a)	5.25	1/25/36	978
865	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR16, Class 2A2 (a)	5.64	12/25/36	365
1,482	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR18, Class 1A1 (a)	5.34	1/25/37	835
780	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY2, Class 1A1 (a)	5.61	12/25/36	386
1,424	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY3, Class 3A3 (a)	5.84	3/25/37	733
904	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY3, Class 4A1	5.35	3/25/37	517
1,320	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR14, Class A4 (a)	5.39	8/25/35	676
1,350	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16, Class 4A2 (a)	4.99	10/25/35	583
1,279	Wells Fargo Mortgage Backed Securities Trust, Series 2006-3, Class A1	5.50	3/25/36	1,028
912	Wells Fargo Mortgage Backed Securities Trust, Series 2006-6, Class 1A3	5.75	5/25/36	740
2,120	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR10, Class 5A6	5.61	7/25/36	1,167
1,831	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR11, Class A6 (a)	5.51	8/25/36	793
635	Wells Fargo Mortgage Backed Securities Trust, Series 2007-13, Class A9	6.00	9/25/37	368
2,013	Wells Fargo Mortgage Backed Securities Trust, Series 2008-1R, Class A1 (b)	5.32	6/26/35	1,430

	Total Collateralized Mortgage Obligations			69,862

	U.S. Government Agency Mortgages — 27.97%
2,224	Fannie Mae, Pool #190340	5.00	9/1/33	2,277
3,078	Fannie Mae, Pool #190346	5.50	12/1/33	3,158
917	Fannie Mae, Pool #190354	5.50	12/1/34	941
1,807	Fannie Mae, Pool #255321	5.50	7/1/24	1,858

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Fixed Income Portfolio

Portfolio of Investments (continued) — December 31, 2008 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$601	Fannie Mae, Pool #255493	5.50	11/1/24	$618
400	Fannie Mae, Pool #255550	5.50	12/1/24	411
806	Fannie Mae, Pool #256116	6.00	2/1/26	831
1,470	Fannie Mae, Pool #256687	5.50	4/1/37	1,477
2,076	Fannie Mae, Pool #257238	5.00	6/1/28	2,125
1,581	Fannie Mae, Pool #555531	5.50	6/1/33	1,624
1,497	Fannie Mae, Pool #555591	5.50	7/1/33	1,537
1	Fannie Mae, Pool #560912	9.50	10/1/30	1
516	Fannie Mae, Pool #672512	5.50	12/1/32	530
1,605	Fannie Mae, Pool #725222	5.50	2/1/34	1,649
339	Fannie Mae, Pool #725231	5.00	2/1/34	347
1,370	Fannie Mae, Pool #725419	4.50	10/1/33	1,391
1,015	Fannie Mae, Pool #725424	5.50	4/1/34	1,042
847	Fannie Mae, Pool #725425	5.50	4/1/34	869
261	Fannie Mae, Pool #725456	5.00	5/1/34	267
828	Fannie Mae, Pool #727098	5.00	8/1/33	848
563	Fannie Mae, Pool #727437	6.00	3/1/25	582
1,002	Fannie Mae, Pool #728720	5.00	7/1/33	1,026
1,203	Fannie Mae, Pool #735230	5.00	8/1/20	1,238
180	Fannie Mae, Pool #735230	5.50	2/1/35	185
347	Fannie Mae, Pool #741897	5.00	10/1/33	356
545	Fannie Mae, Pool #744131	6.50	12/1/24	566
1,580	Fannie Mae, Pool #745096	5.50	11/1/34	1,624
1,072	Fannie Mae, Pool #745518	5.50	1/1/20	1,110
15	Fannie Mae, Pool #747631	6.50	11/1/33	15
1,447	Fannie Mae, Pool #852431 (a)	5.34	2/1/36	1,467
925	Fannie Mae, Pool #888105	5.00	8/1/20	957
634	Fannie Mae, Pool #888283	5.00	8/1/34	649
2,769	Fannie Mae, Pool #888416	5.00	9/1/35	2,834
1,731	Fannie Mae, Pool #888657	5.50	2/1/35	1,779
2,968	Fannie Mae, Pool #889307	5.00	7/1/37	3,039
2,242	Fannie Mae, Pool #890006	5.50	9/1/36	2,307
291	Fannie Mae, Pool #919157	6.50	4/1/37	302
656	Fannie Mae, Pool #923096	5.50	3/1/37	660
2,311	Fannie Mae, Pool #969600 (a)	5.42	1/1/38	2,368
1,267	Fannie Mae, Pool #970080	6.50	2/1/38	1,317
23	Fannie Mae, Series 1998-36, Class J	6.00	7/18/28	23
522	Fannie Mae, Series 2001-14, Class Z	6.00	5/25/31	539
2,276	Fannie Mae, Series 2005-12, Class JE	5.00	9/25/33	2,288
1,150	Fannie Mae, Series 2005-22, Class HE	5.00	10/25/33	1,157
455	Fannie Mae, Series 2005-29, Class QD	5.00	8/25/33	457
2,100	Fannie Mae, Series 2005-86, Class WD	5.00	3/25/34	2,106
41	Freddie Mac, Gold Pool #A15401	6.50	11/1/33	43
1,444	Freddie Mac, Gold Pool #G30290	6.50	3/1/26	1,511
1,510	Freddie Mac, Pool #1B4299 (a)	5.37	9/1/38	1,539
1,292	Freddie Mac, Pool #1G2725	5.49	3/1/38	1,316
1,587	Freddie Mac, Pool #1J1917 (a)	5.38	10/1/38	1,618
480	Freddie Mac, Pool #A71059	7.00	1/1/38	499
1,332	Freddie Mac, Pool #A71283	6.50	1/1/38	1,385
1,252	Freddie Mac, Pool #E99582	5.00	9/1/18	1,293
11	Freddie Mac, Series 1977, Class E	7.00	7/15/12	11

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Fixed Income Portfolio

Portfolio of Investments (continued) — December 31, 2008 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$25	Freddie Mac, Series 2278, Class H	6.50	1/15/31	$26
5	Freddie Mac, Series 2497, Class BM	5.00	2/15/22	5
495	Freddie Mac, Series 2533, Class PE	5.50	12/15/21	509
1,192	Freddie Mac, Series 2734, Class PG	5.00	7/15/32	1,213
1,390	Freddie Mac, Series 2774, Class PD	5.00	8/15/32	1,411
1,355	Freddie Mac, Series 2775, Class ME	5.00	12/15/32	1,375
1,700	Freddie Mac, Series 2864, Class PE	5.00	6/15/33	1,716
250	Freddie Mac, Series 2869, Class BG	5.00	7/15/33	252
1,186	Freddie Mac, Series 2915, Class KD	5.00	9/15/33	1,193
1,017	Freddie Mac, Series 3145, Class LN	4.42	10/15/34	1,040
1,566	Freddie Mac, Series 3203, Class VM	5.00	8/15/17	1,602
1,333	Freddie Mac, Series 3451, Class VA	5.00	4/15/19	1,378
970	Government National Mortgage Association, Pool #616571	6.50	8/20/34	1,015

	Total U.S. Government Agency Mortgages			76,702

	Corporate Bonds — 20.44%
380	21st Century Insurance (Insurance)	5.90	12/15/13	259
206	Alto Parana SA (Forest Products & Papers) (b)	6.38	6/9/17	182
171	America West Airlines, Series 1999-1 (Airlines)	7.93	1/2/19	110
615	American General Corp., Series B (Insurance) (b)	8.13	3/15/46	246
1,540	American General Finance, Series I (Diversified Financial Services)	4.88	7/15/12	651
1,485	American Honda Finance Corp. (Diversified Financial Services) (b)	7.63	10/1/18	1,459
385	Andina De Fomento Corp. (Multi-National)	5.75	1/12/17	322
145	Andina De Fomento Corp. (Multi-National)	6.88	3/15/12	140
500	ANZ National International Ltd. (Banking) (b)	6.20	7/19/13	484
545	Arizona Public Service Co. (Electric)	5.63	5/15/33	323
494	Baltimore Gas & Electric Co. (Electric)	6.35	10/1/36	407
222	Banco Mercantil Del Nort (Banks) (a)(b)	6.86	10/13/21	133
695	Bank of America Corp. (Banking) Callable Call @ 1/30/18 @ 100.00	8.13	12/31/49	500
1,725	Bank of America Corp., Series M (Banking) Callable 5/15/18 @ 100.00 (a)	8.13	12/29/49	1,290
1,066	Bank of New York Mellon, Series MTN (Financial Services)	4.95	11/1/12	1,082
1,045	Barrick North America Finance LLC (Diversified Minerals)	6.80	9/15/18	934
1,285	British Telecom PLC (Telecommunications) (a)	8.63	12/15/10	1,322
128	Broadridge Financial Solutions, Inc. (Software)	6.13	6/1/17	93
718	Celulosa Arauco (Forest Products & Papers)	5.63	4/20/15	677
970	Citigroup, Inc. (Diversified Financial Services)	6.50	8/19/13	979
490	Citigroup, Inc., Series E (Diversified Financial Services) Callable 4/30/18 @ 100.00	8.45	4/29/49	324
500	Comcast Cable Communications Holdings, Inc. (Broadcasting & Cable TV)	9.46	11/15/22	560
235	Comcast Corp. (Broadcasting & Cable TV)	5.70	5/15/18	220
55	Comcast Corp. (Broadcasting & Cable TV)	6.50	1/15/17	54
625	Commonwealth Edison Co. (Electric)	6.15	3/15/12	609
431	CVS Caremark Corp. (Retail)	6.25	6/1/27	401
1,373	CVS Caremark Corp. (Retail)	6.30	6/1/37	700
1,060	Dominion Resources, Inc. (Electric)	6.30	9/30/66	477
50	Dominion Resources, Inc. (Electric)	7.50	6/30/66	25
725	EnCana Corp. (Oil & Gas)	6.50	8/15/34	582
350	Energy East Corp. (Electric)	6.75	9/15/33	281
390	Energy East Corp. (Electric)	6.75	7/15/36	320
935	Enterprise Products Operating LP (Oil & Gas)	5.65	4/1/13	848
177	Enterprise Products Operating LP (Oil & Gas)	7.50	2/1/11	174
400	ERAC USA Finance Co. (Commercial Services) (b)	5.80	10/15/12	335

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Fixed Income Portfolio

Portfolio of Investments (continued) — December 31, 2008 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$950	ERAC USA Finance Co. (Commercial Services) (b)	7.00	10/15/37	$523
890	ERAC USA Finance Co. (Commercial Services) (b)	8.00	1/15/11	835
690	Farmers Exchange Capital (Diversified Financial Services) (b)	7.20	7/15/48	382
535	FBL Financial Group, Inc. (Insurance)	5.88	3/15/17	375
930	FPL Group Capital, Inc. (Electric)	6.35	10/1/66	465
255	FPL Group Capital, Inc. (Electric)	7.30	9/1/67	143
435	Glen Meadow Pass Through (Diversified Financial Services) (b)	6.51	2/12/67	194
135	Goldman Sachs Group, Inc. (Diversified Financial Services)	5.95	1/15/27	107
668	Great River Energy (Electric) (b)	5.83	7/1/17	559
230	HBOS PLC (Banking) (b)	6.75	5/21/18	202
600	IBM Corp. (Technology)	8.00	10/15/38	799
1,260	Illinois Power Co. (Utilities) (b)	9.75	11/15/18	1,377
560	JP Morgan Chase & Co. (Diversified Financial Services)	5.13	9/15/14	543
395	Kroger Co. (Retail)	7.00	5/1/18	413
925	Medco Health Solutions, Inc. (Pharmaceuticals)	6.13	3/15/13	863
300	Merrill Lynch & Co. (Diversified Financial Services)	6.22	9/15/26	277
780	Merrill Lynch & Co. (Diversified Financial Services)	7.75	5/14/38	859
780	MetLife Global Funding I (Insurance) (b)	5.13	4/10/13	727
680	MMG Fiduciary (AES el Salvador) (Electric) (b)	6.75	2/1/16	485
825	Morgan Stanley, Series MTN (Diversified Financial Services)	6.00	4/28/15	712
1,145	National Australia Bank (Banking) (b)	5.35	6/12/13	1,104
1,205	National Rural Utilities Cooperative Finance Corp. (Diversified Financial Services)	10.38	11/1/18	1,410
435	Nucor Corp. (Steel)	6.40	12/1/37	417
1,860	Oil Insurance Ltd. (Insurance) (b)	7.56	12/29/49	700
867	Partnerre Finance (Insurance)	6.44	12/1/66	345
800	Petro-Canada (Oil & Gas)	6.80	5/15/38	604
1,000	PNC Preferred Funding Trust (Banks) Callable 3/15/13 @ 100.00 (a)(b)	8.70	2/28/49	739
1,145	PP&L Capital Funding, Inc., Series A (Electric)	6.70	3/30/67	504
955	PPL Energy Supply LLC (Electric)	6.30	7/15/13	884
218	Qwest Corp. (Telecommunications)	7.50	10/1/14	181
1,012	Qwest Corp. (Telecommunications)	7.63	6/15/15	830
1,165	Rio Tinto Finance USA Ltd. (Diversified Minerals)	5.88	7/15/13	928
390	Rio Tinto Finance USA Ltd. (Diversified Minerals)	6.50	7/15/18	286
300	Rio Tinto Finance USA Ltd. (Diversified Minerals)	7.13	7/15/28	212
1,465	Rockies Express Pipeline (Special Purpose) (b)	6.25	7/15/13	1,442
900	Royal Bank of Scotland Group PLC, Series MTN (Banking) (a)	7.64	3/31/49	358
920	SABMiller PLC (Brewery) (b)	5.70	1/15/14	848
370	Schering-Plough Corp. (Pharmaceuticals)	6.55	9/15/37	373
780	Sierra Pacific Power Co. (Electric)	5.45	9/1/13	746
635	SPI Electricity & Gas Australia Holdings (Electric) (b)	6.15	11/15/13	636
620	Stancorp Financial Group (Insurance) (a)	6.90	5/29/67	338
1,250	Stoneheath RE (Insurance)	6.87	12/29/49	375
325	Symetra Financial Corp. (Insurance) (b)	8.30	10/15/37	163
352	TCI Communications, Inc. (Media)	8.75	8/1/15	375
120	TCI Communications, Inc. (Media)	9.88	6/15/22	143
295	TCI Communications, Inc. (Media)	10.13	4/15/22	356
530	Telecom Italia Capital (Telecommunications)	7.72	6/4/38	435
289	Time Warner Cable, Inc. (Broadcasting & Cable TV)	6.55	5/1/37	277
800	Time Warner Cable, Inc. (Broadcasting & Cable TV)	6.75	7/1/18	770
720	Time Warner Cos., Inc. (Media)	6.95	1/15/28	664

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Fixed Income Portfolio

Portfolio of Investments (continued) — December 31, 2008 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$490	Time Warner Entertainment Co. LP (Multimedia)	10.15	5/1/12	$505
162	Time Warner, Inc. (Media)	5.50	11/15/11	152
580	Time Warner, Inc. (Media)	7.63	4/15/31	570
110	TNK-BP Finance SA (Diversified Financial Services) (b)	7.88	3/13/18	55
740	Trans-Canadian Pipelines (Pipelines)	6.35	5/15/67	331
725	Trans-Canadian Pipelines (Pipelines)	6.50	8/15/18	711
416	Transocean Ltd., Series A (Oil, Gas & Consumable Fuels) Callabe 12/20/10 @ 100.00	1.63	12/15/37	362
669	Tyco Electronics Group SA (Manufacturing)	7.13	10/1/37	506
370	United Dominion Realty Trust, Series E (Real Estate Investment Trusts)	3.90	3/15/10	321
435	Verizon Communications, Inc. (Telecommunications)	5.25	4/15/13	437
955	Verizon Communications, Inc. (Telecommunications)	8.75	11/1/18	1,120
561	Viacom, Inc. (Media)	5.75	4/30/11	510
235	Viacom, Inc. (Media)	6.13	10/5/17	195
250	Viacom, Inc. (Media)	6.75	10/5/37	193
580	Viacom, Inc. (Media)	6.88	4/30/36	458
1,130	Wisconsin Energy Corp. (Electric)	6.25	5/15/67	559
200	Woori Bank (Banks) (b)	6.21	5/2/37	80
790	WPS Resources Corp. (Electric)	6.11	12/1/66	379
735	Xerox Corp. (Office Equipment)	6.35	5/15/18	575
310	Xerox Corp. (Office Equipment)	6.40	3/15/16	242
1,327	Xstrata Finance Canada (Diversified Financial Services) (b)	6.90	11/15/37	794
1,270	XTO Energy, Inc. (Oil & Gas)	6.50	12/15/18	1,229

	Total Corporate Bonds			56,070

	Asset Backed Securities — 1.23%
690	AmeriCredit Automobile Receivables Trust, Series 2008-AF, Class A3	5.68	12/12/12	599
39	Centex Home Equity, Series 2002-A, Class AF6	5.54	1/25/32	34
1,170	Countrywide Asset Backed Certificates, Series 2006-11, Class 1AF6 (a)	6.15	9/25/46	575
405	Countrywide Asset Backed Certificates, Series 2006-15, Class A6 (a)	5.83	10/25/46	236
37	Green Tree Financial Corp., Series 1996-2, Class A4	7.20	4/15/27	34
40	Greenpoint Manufactured Housing, Series 1999-3, Class 1A7	7.27	6/15/29	24
700	Household Automotive Trust, Series 2006-1, Class A4	5.52	3/18/13	611
1,400	Wachovia Auto Owner Trust, Series 2006-A, Class A4	5.38	3/20/13	1,264
—	WFS Financial Owner Trust, Series 2004-4, Class C	3.21	5/17/12	—

	Total Asset Backed Securities			3,377

	Taxable Municipal Bonds — 2.95%
560	Calexico California, Community Redevelopment Agency Tax Allocation, Series B (AMBAC)	4.22	8/1/12	554
460	Central Puget Sound Washington Regional Transportation Authority Sales & Use Tax Revenue, Series A	5.00	11/1/36	438
1,235	Escondido California JT Powers Funding Authority Lease Revenue, Series B (FGIC)	5.53	9/1/18	1,210
785	Florida State Board of Education, Series E	5.00	6/1/35	728
1,150	Glendale Municipal Property Corporation Excise Tax Revenue, Series B (FSA)	6.08	7/1/25	1,098
775	Harrison New Jersey (FGIC)	5.50	5/1/22	676
70	Los Angeles California Community Redevelopment Agency (MBIA)	5.60	7/1/18	63
795	Missouri State Development Finance Board, Infrastructure Facilities Revenue, Series C	6.10	4/1/23	739
860	Palm Beach County Florida Public Improvement Revenue	5.00	5/1/38	781
325	Pico Rivera California, Water Authority (MBIA)	6.45	5/1/09	328
755	Salt River Project Arizona Agricultural Improvement & Power District Electric System Revenue, Series A	5.00	1/1/38	711
1,235	Whittier California Redevelopment Agency (FGIC)	6.09	11/1/38	753

	Total Taxable Municipal Bonds			8,079

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Fixed Income Portfolio

Portfolio of Investments (concluded) — December 31, 2008 (Unaudited)

Shares or Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations — 19.23%
$3,025	U.S. Treasury Bond	4.50	5/15/38	$4,129
6,367	U.S. Treasury Bond	5.50	8/15/28	8,605
1,314	U.S. Treasury Note	1.25	11/30/10	1,328
17,357	U.S. Treasury Note	1.50	10/31/10	17,616
180	U.S. Treasury Note	1.50	12/31/13	180
6,835	U.S. Treasury Note	2.00	11/30/13	7,012
986	U.S. Treasury Note	2.75	10/31/13	1,048
6,964	U.S. Treasury Note	3.75	11/15/18	7,884
4,080	U.S. Treasury Note	5.13	5/15/16	4,940

	Total U.S. Treasury Obligations			52,742

	Preferred Stocks — 0.03%
10,400	XL Capital Ltd.			78

	Total Preferred Stocks			78

	Yankee Dollars — 0.26%
$935	ArcelorMittal	5.38	6/1/13	704

	Total Yankee Dollars			704

	Money Market Mutual Funds — 1.38%
3,796,219	SSgA Prime Money Market Fund (a)	1.37		3,796

	Total Money Market Mutual Funds			3,796

	Total Investments (cost $315,609) — 98.96%			271,410
	Assets in excess of other liabilities — 1.04%			2,853

	Net Assets — 100.00%			$274,263

Amounts designated as “—” are $0 or have been rounded to $0.

Shares designated as “—” are fractional.

(a)	Variable Rate Security. The rate reflected in the Portfolio of Investments is the rate in effect on December 31, 2008. The maturity date represents actual maturity date.

(b)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.

(c)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed illiquid by the Specialist Manager and represent 0.03% of the Portfolio’s net assets.

AMBAC — American Municipal Bond Assurance Corp.

FGIC — Financial Guaranty Insurance Co.

FSA — Financial Security Assurance, Inc.

MBIA — Municipal Bond Insurance Association

MTN — Medium Term Note

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Fixed Income II Portfolio

Portfolio of Investments — December 31, 2008 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages — 62.57%
$98	Fannie Mae Strip, Series 317, Class 1, PO	3.20	12/1/31	$86
453	Fannie Mae Strip, Series 367, Class 2, IO	5.50	1/25/36	48
2,509	Fannie Mae Strip, Series 378, Class 4	5.00	7/1/36	240
1,600	Fannie Mae, 15 YR TBA	4.00	1/20/24	1,617
1,400	Fannie Mae, 15 YR TBA	5.00	1/20/24	1,437
1,900	Fannie Mae, 30 YR TBA	4.00	2/12/39	1,907
9,600	Fannie Mae, 30 YR TBA	4.50	1/13/39	9,729
558	Fannie Mae, 30 YR TBA	5.50	12/11/38	573
100	Fannie Mae, 30 YR TBA	5.50	1/13/39	103
3,033	Fannie Mae, 30 YR TBA	6.50	1/13/39	3,149
20	Fannie Mae, Pool #124836	10.00	5/1/22	23
5	Fannie Mae, Pool #124911	10.00	3/1/16	5
6	Fannie Mae, Pool #190535	11.00	1/1/16	6
—	Fannie Mae, Pool #23	8.50	8/11/11	—
10	Fannie Mae, Pool #252259	5.50	2/1/14	10
10	Fannie Mae, Pool #253265	7.50	5/1/30	10
8	Fannie Mae, Pool #253267	8.50	5/1/30	8
69	Fannie Mae, Pool #253399	8.50	8/1/30	74
12	Fannie Mae, Pool #253438	8.50	9/1/30	13
5	Fannie Mae, Pool #253545	7.00	12/1/30	5
17	Fannie Mae, Pool #253584	7.50	1/1/31	18
18	Fannie Mae, Pool #253643	7.50	2/1/31	19
119	Fannie Mae, Pool #254346	6.50	6/1/32	123
15	Fannie Mae, Pool #254487	7.50	9/1/32	16
182	Fannie Mae, Pool #255313	5.50	8/1/34	187
30	Fannie Mae, Pool #303406	10.00	2/1/25	33
3	Fannie Mae, Pool #313033	10.00	7/1/17	3
7	Fannie Mae, Pool #313328	10.00	7/1/18	8
41	Fannie Mae, Pool #323354	6.00	11/1/28	42
22	Fannie Mae, Pool #357776	5.50	4/1/20	23
3	Fannie Mae, Pool #359461	10.50	12/1/17	3
39	Fannie Mae, Pool #378141	10.00	4/1/19	45
22	Fannie Mae, Pool #397120	10.00	5/1/21	25
1	Fannie Mae, Pool #447140	7.50	11/1/29	1
103	Fannie Mae, Pool #482513	5.50	1/1/14	107
2	Fannie Mae, Pool #50163	10.50	11/1/18	2
1	Fannie Mae, Pool #511096	7.50	8/1/29	1
116	Fannie Mae, Pool #514132	7.00	8/1/29	122
79	Fannie Mae, Pool #514574	7.50	1/1/30	83
33	Fannie Mae, Pool #534063	7.50	3/1/30	35
47	Fannie Mae, Pool #535332	8.50	4/1/30	51
14	Fannie Mae, Pool #535435	8.50	8/1/30	15
52	Fannie Mae, Pool #535488	8.50	9/1/30	57
137	Fannie Mae, Pool #535988	7.00	6/1/31	145
1	Fannie Mae, Pool #536282	8.50	7/1/30	1
4	Fannie Mae, Pool #541903	7.50	6/1/30	4
12	Fannie Mae, Pool #545082	7.50	6/1/31	12
310	Fannie Mae, Pool #545139	7.00	8/1/31	329
12	Fannie Mae, Pool #545556	7.00	4/1/32	13
58	Fannie Mae, Pool #545762	6.50	7/1/32	61
17	Fannie Mae, Pool #546591	8.50	6/1/30	19

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Fixed Income II Portfolio

Portfolio of Investments (continued) — December 31, 2008 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$13	Fannie Mae, Pool #548190	7.50	10/1/30	$14
1	Fannie Mae, Pool #549605	8.50	8/1/30	1
54	Fannie Mae, Pool #555144	7.00	10/1/32	57
8	Fannie Mae, Pool #555494	5.50	5/1/18	8
213	Fannie Mae, Pool #555531	5.50	6/1/33	219
13	Fannie Mae, Pool #557160	8.50	12/1/30	14
2	Fannie Mae, Pool #560534	7.00	11/1/30	2
23	Fannie Mae, Pool #561883	7.50	11/1/30	24
16	Fannie Mae, Pool #573752	8.50	2/1/31	17
213	Fannie Mae, Pool #580515	5.50	4/1/16	221
44	Fannie Mae, Pool #590944	7.00	8/1/31	47
2	Fannie Mae, Pool #606565	7.00	10/1/31	2
41	Fannie Mae, Pool #606964	7.00	10/1/31	43
25	Fannie Mae, Pool #610381	7.00	10/1/31	26
62	Fannie Mae, Pool #610995	5.50	11/1/16	64
2	Fannie Mae, Pool #615206	6.50	11/1/31	2
196	Fannie Mae, Pool #617271	5.50	1/1/17	203
2	Fannie Mae, Pool #621535	6.50	3/1/32	2
89	Fannie Mae, Pool #625030	6.50	1/1/32	94
23	Fannie Mae, Pool #653877	6.50	8/1/32	24
222	Fannie Mae, Pool #654790	6.50	8/1/32	231
15	Fannie Mae, Pool #666705	5.50	11/1/17	15
304	Fannie Mae, Pool #683287	5.50	2/1/18	314
350	Fannie Mae, Pool #688729	5.50	3/1/18	361
2,600	Fannie Mae, Pool #725027	5.00	11/1/33	2,661
263	Fannie Mae, Pool #725162	6.00	2/1/34	271
116	Fannie Mae, Pool #725418	6.50	5/1/34	121
7,182	Fannie Mae, Pool #725423	5.50	5/1/34	7,380
585	Fannie Mae, Pool #725704	6.00	8/1/34	604
13,705	Fannie Mae, Pool #725773	5.50	9/1/34	14,074
1,804	Fannie Mae, Pool #725946	5.50	11/1/34	1,853
35	Fannie Mae, Pool #731076	5.50	7/1/18	36
1,903	Fannie Mae, Pool #735504	6.00	4/1/35	1,966
46	Fannie Mae, Pool #735611	5.50	3/1/20	48
2,061	Fannie Mae, Pool #735912	5.50	10/1/35	2,116
2,392	Fannie Mae, Pool #745140	5.00	11/1/35	2,446
651	Fannie Mae, Pool #745192	5.50	6/1/20	672
3,636	Fannie Mae, Pool #745209	5.50	9/1/19	3,764
4,835	Fannie Mae, Pool #745275	5.00	2/1/36	4,942
2,240	Fannie Mae, Pool #745412	5.50	12/1/35	2,300
652	Fannie Mae, Pool #745809	5.50	6/1/20	672
301	Fannie Mae, Pool #788210	5.50	2/1/21	311
1,823	Fannie Mae, Pool #819432 (a)	4.60	3/1/35	1,830
1,077	Fannie Mae, Pool #836428	5.50	10/1/35	1,106
1,539	Fannie Mae, Pool #838926	5.50	8/1/35	1,579
422	Fannie Mae, Pool #842993	6.00	10/1/35	435
71	Fannie Mae, Pool #845429	5.50	1/1/21	73
3,716	Fannie Mae, Pool #888283	5.00	8/1/34	3,804
651	Fannie Mae, Pool #888366	7.00	4/1/37	685
8,167	Fannie Mae, Pool #888538	5.50	1/1/37	8,381
275	Fannie Mae, Pool #889116	6.00	2/1/38	283

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Fixed Income II Portfolio

Portfolio of Investments (continued) — December 31, 2008 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$7,223	Fannie Mae, Pool #889273	5.50	4/1/38	$7,412
642	Fannie Mae, Pool #889424	6.00	3/1/38	661
35	Fannie Mae, Pool #901079	6.00	8/1/36	36
1,293	Fannie Mae, Pool #929825	5.50	8/1/38	1,327
3,673	Fannie Mae, Pool #929835	6.00	8/1/38	3,786
199	Fannie Mae, Pool #933522	5.00	2/1/38	203
2,929	Fannie Mae, Pool #950829	6.00	11/1/37	3,019
1,021	Fannie Mae, Pool #959487	5.50	12/1/37	1,048
900	Fannie Mae, Pool #966413	6.50	12/1/37	936
1,576	Fannie Mae, Pool #968080	5.50	2/1/38	1,617
760	Fannie Mae, Pool #968570	5.00	1/1/38	777
1,873	Fannie Mae, Pool #970644	5.50	11/1/38	1,922
558	Fannie Mae, Pool #990037	6.00	9/1/38	575
1,300	Fannie Mae, Pool #990652	6.50	9/1/38	1,352
4,295	Fannie Mae, Pool #995024	5.50	8/1/37	4,411
201	Fannie Mae, Series 1996-48, Class Z	7.00	11/25/26	212
2,036	Freddie Mac Strip, Series 231, Class IO	5.50	8/1/35	216
3,000	Freddie Mac, Gold 15 YR TBA	4.50	1/20/24	3,067
700	Freddie Mac, Gold 15 YR TBA	5.00	1/13/39	715
500	Freddie Mac, Gold 15 YR TBA	6.00	1/20/24	518
700	Freddie Mac, Gold 30 YR TBA	4.50	1/13/39	709
794	Freddie Mac, Gold 30 YR TBA	6.00	1/13/39	817
—	Freddie Mac, Gold Pool #A50923	6.00	7/1/36	—
2,232	Freddie Mac, Gold Pool #A58383	5.50	3/1/37	2,287
1,836	Freddie Mac, Gold Pool #A62309	6.00	6/1/37	1,893
1,429	Freddie Mac, Gold Pool #A80908	6.00	8/1/38	1,474
1,309	Freddie Mac, Gold Pool #A81871	5.50	9/1/38	1,341
5	Freddie Mac, Gold Pool #C01104	8.00	12/1/30	6
24	Freddie Mac, Gold Pool #C01187	7.50	5/1/31	25
34	Freddie Mac, Gold Pool #C01372	7.50	5/1/32	36
—	Freddie Mac, Gold Pool #C35806	7.50	2/1/30	—
15	Freddie Mac, Gold Pool #C41019	8.00	8/1/30	16
12	Freddie Mac, Gold Pool #C41473	7.50	8/1/30	13
25	Freddie Mac, Gold Pool #C41513	8.00	8/1/30	26
5	Freddie Mac, Gold Pool #C41563	8.00	8/1/30	6
8	Freddie Mac, Gold Pool #C47558	7.50	2/1/31	9
6	Freddie Mac, Gold Pool #C48206	7.50	3/1/31	6
13	Freddie Mac, Gold Pool #C50601	8.00	4/1/31	14
18	Freddie Mac, Gold Pool #C59301	7.50	10/1/31	19
7	Freddie Mac, Gold Pool #C67274	7.50	5/1/32	8
33	Freddie Mac, Gold Pool #C68001	7.00	6/1/32	35
27	Freddie Mac, Gold Pool #D11089	9.50	10/1/17	29
111	Freddie Mac, Gold Pool #E00627	5.50	2/1/14	114
103	Freddie Mac, Gold Pool #E01137	6.00	3/1/17	106
33	Freddie Mac, Gold Pool #E84261	6.00	7/1/16	34
9	Freddie Mac, Gold Pool #E89400	6.00	4/1/17	9
52	Freddie Mac, Gold Pool #E90895	6.00	7/1/17	54
99	Freddie Mac, Gold Pool #E91323	6.00	9/1/17	102
3	Freddie Mac, Gold Pool #G01135	8.00	9/1/30	3
3	Freddie Mac, Gold Pool #G01311	7.00	9/1/31	4
27	Freddie Mac, Gold Pool #G01391	7.00	4/1/32	29

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Fixed Income II Portfolio

Portfolio of Investments (continued) — December 31, 2008 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$2,642	Freddie Mac, Gold Pool #G02086	5.00	2/1/36	$2,703
2,835	Freddie Mac, Gold Pool #G03019	5.50	6/1/37	2,904
1,469	Freddie Mac, Gold Pool #G04653	6.00	8/1/38	1,515
4,457	Freddie Mac, Gold Pool #G04691	5.00	6/1/38	4,560
6,222	Freddie Mac, Gold Pool #G04697	5.50	9/1/38	6,375
7,245	Freddie Mac, Gold Pool #G12392	5.50	9/1/21	7,472
325	Freddie Mac, Gold Pool #M80813	4.00	4/1/10	321
37	Freddie Mac, Pool #170199	9.50	10/1/16	41
3	Freddie Mac, Pool #183455	12.00	12/1/10	3
1,417	Freddie Mac, Pool #1G1678	5.75	4/1/37	1,446
1,443	Freddie Mac, Pool #1G2891 (a)	5.34	7/1/38	1,468
2,020	Freddie Mac, Pool #1J1827 (a)	5.30	7/1/38	2,055
1,576	Freddie Mac, Pool #1J1835 (a)	5.30	8/1/38	1,604
1,485	Freddie Mac, Pool #1J1882 (a)	5.63	10/1/38	1,519
2	Freddie Mac, Pool #360019	10.50	12/1/17	3
1	Freddie Mac, Pool #555285	10.00	4/1/16	1
13,412	Freddie Mac, Series 3346, Class SC (a)	5.36	10/15/33	1,202
1,997	Government National Mortgage Association, 30 YR TBA	5.50	2/19/39	2,047
8,998	Government National Mortgage Association, 30 YR TBA	6.00	2/19/39	9,251
6	Government National Mortgage Association, Pool #112784	12.00	2/15/14	6
1	Government National Mortgage Association, Pool #38484	11.00	3/15/10	1
1	Government National Mortgage Association, Pool #42444	11.00	9/15/10	1
4	Government National Mortgage Association, Pool #42710	11.00	9/15/10	5
2	Government National Mortgage Association, Pool #43080	11.00	8/15/10	2
—	Government National Mortgage Association, Pool #43285	11.00	8/15/10	—
14	Government National Mortgage Association, Pool #45290	11.00	12/15/10	15
10	Government National Mortgage Association, Pool #488233	6.00	4/15/29	11
4	Government National Mortgage Association, Pool #497630	6.00	2/15/29	5
2	Government National Mortgage Association, Pool #545212	7.00	12/15/30	2
8	Government National Mortgage Association, Pool #58625	12.00	11/15/12	9
183	Government National Mortgage Association, Pool #604791	5.50	11/15/33	189
34	Government National Mortgage Association, Pool #637301	6.50	11/15/34	36
9	Government National Mortgage Association, Pool #70492	12.00	9/15/13	11
12	Government National Mortgage Association, Pool #780315	9.50	12/15/17	13
7	Government National Mortgage Association, Pool #780384	11.00	12/15/17	8
31	Government National Mortgage Association, Pool #780554	10.00	5/15/19	35
6	Government National Mortgage Association, Pool #780609	9.50	9/15/22	7
64	Government National Mortgage Association, Pool #781548	7.00	11/15/32	68
2,256	Government National Mortgage Association, Pool #781594	6.50	1/15/33	2,379
672	Government National Mortgage Association, Pool #781735	6.50	1/15/34	709
1,680	Government National Mortgage Association, Pool #781816	6.50	8/15/34	1,761
1,591	Government National Mortgage Association, Pool #781861	6.50	1/15/35	1,667
5	Government National Mortgage Association, Pool #80094 (a)	4.63	7/20/27	5
10	Government National Mortgage Association, Pool #80114 (a)	4.63	9/20/27	10
19	Government National Mortgage Association, Pool #80123 (a)	5.13	10/20/27	19
13	Government National Mortgage Association, Pool #80137 (a)	5.13	11/20/27	13
4	Government National Mortgage Association, Pool #80145 (a)	5.13	12/20/27	4
6	Government National Mortgage Association, Pool #80156 (a)	5.38	1/20/28	6
19	Government National Mortgage Association, Pool #8585 (a)	5.38	1/20/25	19
46	Government National Mortgage Association, Pool #8595 (a)	5.38	2/20/25	46
15	Government National Mortgage Association, Pool #8611 (a)	5.38	3/20/25	15

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Fixed Income II Portfolio

Portfolio of Investments (continued) — December 31, 2008 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$23	Government National Mortgage Association, Pool #8621 (a)	5.38	4/20/25	$23
48	Government National Mortgage Association, Pool #8631 (a)	5.38	5/20/25	49
17	Government National Mortgage Association, Pool #8644 (a)	5.38	6/20/25	17
13	Government National Mortgage Association, Pool #8664 (a)	4.63	7/20/25	13

	Total U.S. Government Agency Mortgages			183,767

	Collateralized Mortgage Obligations — 17.74%
303	American Home Mortgage Assets, Series 2006-6, Class A1A (a)	0.66	12/25/46	125
507	American Home Mortgage Investment Trust, Series 2005-1, Class 6A (a)	5.29	6/25/45	237
969	Banc of America Commercial Mortgage, Inc., Series 2001-1, Class A2	6.50	4/15/36	951
1,385	Banc of America Commercial Mortgage, Inc., Series 2002-PB2, Class A4	6.19	6/11/35	1,326
1,300	Banc of America Commercial Mortgage, Inc., Series 2005-1, Class A4 (a)	5.14	11/10/42	1,203
1,370	Banc of America Commercial Mortgage, Inc., Series 2006-6, Class A4	5.36	10/10/45	1,047
285	Bank of America Alternative Loan Trust, Series 2004-5, Class 4A1	5.00	6/25/19	252
360	Bank of America Alternative Loan Trust, Series 2004-6, Class 4A1	5.00	7/25/19	297
1,500	Bank of America-First Union NB, Series 2001-3, Class A2	5.46	4/11/37	1,428
627	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 14A1 (a)	5.47	11/25/34	424
270	Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-1, Class 2A1 (a)	5.52	2/25/47	139
1,185	Bear Stearns Commercial Mortgage Securities, Inc., Series 2005-PWR7, Class A2	4.95	2/11/41	1,006
550	Bear Stearns Commercial Mortgage Securities, Inc., Series 2006-PW11, Class AJ (a)	5.62	3/11/39	172
1,575	Bear Stearns Commercial Mortgage Securities, Inc., Series 2007-T28, Class A4	5.74	9/11/42	1,230
204	Chase Commercial Mortgage Securities Corp., Series 1999-2, Class A2	7.20	1/15/32	203
1,452	Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A2	7.76	4/15/32	1,454
725	Citigroup/Deutsche Bank Commercial Mortgage, Series 2007-CD5, Class A4 (a)	5.89	11/15/44	519
325	Citigroup Commercial Mortgage Trust, Series 2006-C5, Class AJ	5.48	10/15/49	94
1,459	Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A4 (a)	6.30	12/10/49	1,127
1,759	Citimortgage Alternative Loan Trust, Series 2007-A8, Class A1	6.00	10/25/37	843
1,294	Commercial Mortgage Pass-Through Certificate, Series 2000-C1, Class A2	7.42	8/15/33	1,294
1,945	Commercial Mortgage Pass-Through Certificate, Series 2007-C9, Class A4	5.82	12/10/49	1,475
280	Countrywide Alternative Loan Trust, Series 2006-0A10, Class 1A1 (a)	3.44	8/25/46	121
494	Countrywide Alternative Loan Trust, Series 2006-0A19, Class A1 (a)	0.69	2/20/47	203
818	Countrywide Alternative Loan Trust, Series 2006-0A21, Class A1 (a)	0.70	3/20/47	335
1,692	Countrywide Alternative Loan Trust, Series 2006-6CB, Class 1A10	5.50	5/25/36	1,099
332	Countrywide Home Loans, Series 2006-0A5, Class 2A1 (a)	0.67	4/25/46	130
1,032	Countrywide Home Loans, Series 2007-16, Class A1	6.50	10/25/37	700
427	Credit Suisse Mortgage Capital Certificates, Series 2006-8, Class 3A1	6.00	10/25/21	251
1,970	Credit Suisse Mortgage Capital Certificates, Series 2006-C5, Class A3 (a)	5.31	12/15/39	1,529
1,660	CS First Boston Mortgage Securities Corp., Series 2002-CP3, Class A3	5.60	7/15/35	1,542
1,660	CS First Boston Mortgage Securities Corp., Series 2003-C3, Class A5	3.94	5/15/38	1,412
1,160	CS First Boston Mortgage Securities Corp., Series 2005-C2, Class A4	4.83	4/15/37	946
337	Deutsche Bank Alt Securities Inc., Series 2006-0A1, Class A1 (a)	0.67	2/25/47	137
1,541	First Union National Bank Commercial Mortgage, Series 2001-C2, Class A2	6.66	1/12/43	1,514
1,825	GE Capital Commercial Mortgage Corp., Series 2002-3A, Class A2	5.00	12/10/37	1,655
201	General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 1999-C2, Class A2	6.95	9/15/33	201
600	General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 1999-C3, Class A2	7.18	8/15/36	598
890	General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 2000-C1, Class A2	7.72	3/15/33	890
741	General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 2000-C2, Class A2	7.46	8/16/33	739

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Fixed Income II Portfolio

Portfolio of Investments (continued) — December 31, 2008 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Collateralized Mortgage Obligations (continued)
$985	GS Mortgage Securities Corp. II, Series 2004-GG2, Class A4	4.96	8/10/38	$896
1,070	GS Mortgage Securities Corp. II, Series 2006- G68, Class A4	5.56	11/10/39	849
1,214	GSR Mortgage Loan Trust, Series 2004-9, Class 4A1 (a)	4.05	8/25/34	807
887	GSR Mortgage Loan Trust, Series 2005-AR7, Class 6A1 (a)	5.25	11/25/35	660
449	GSR Mortgage Loan Trust, Series 2006-0A1, Class 2A1 (a)	0.66	8/25/46	218
552	Harborview Mortgage Loan Trust, Series 2006-9, Class 2A1A (a)	0.79	11/19/36	237
793	Homebanc Mortgage Trust, Series 2005-4, Class A1 (a)	0.74	10/25/35	365
1,551	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2001-CIBC, Class A3	6.26	3/15/33	1,516
247	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CB8, Class A1A (b)	4.16	1/12/39	203
1,080	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CBX, Class A5	4.65	1/12/37	937
220	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP8, Class A4	5.40	5/15/45	168
555	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CD11, Class A2	5.83	2/15/51	433
675	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A2 (a)	5.80	6/15/49	516
704	JP Morgan Commercial Mortgage Finance Corp., Series 2000-C10, Class A2	7.37	8/15/32	703
212	JP Morgan Mortgage Trust, Series 2006-S2, Class 2A2	5.88	7/25/36	156
149	JP Morgan Mortgage Trust, Series 2007-S1, Class 1A2	5.50	3/25/22	101
—	Kidder Peabody Mortgage Assets Trust, Series B, Class A2, IO	9.50	4/22/18	—
617	LB – UBS Commercial Mortgage Trust, Series 2000-C4, Class A2	7.37	8/15/26	617
1,150	LB – UBS Commercial Mortgage Trust, Series 2001-C2, Class A2	6.65	11/15/27	1,129
865	LB – UBS Commercial Mortgage Trust, Series 2007-C1, Class A4	5.42	2/15/40	610
645	Lehman Mortgage Trust, Series 2005-2, Class 2A3	5.50	12/25/35	546
376	Master Alternative Loans Trust, Series 2004-4, Class 1A1	5.50	5/25/34	291
455	Morgan Stanley Capital I, Series 2006-IQ11, Class A2 (a)	5.69	10/15/42	390
245	Morgan Stanley Capital I, Series 2007-HQ12, Class A2 (a)	5.81	4/12/49	184
2,050	Morgan Stanley Capital I, Series 2007-IQ15, Class A4 (a)	5.88	6/11/49	1,519
2,075	Morgan Stanley Capital I, Series 2007-T27, Class A4 (a)	5.80	6/13/42	1,584
1,499	Prudential Mortgage Capital Funding LLC, Series 20041-ROCK, Class A2	6.61	5/10/34	1,470
490	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-19X5, Class 1A1 (a)	0.79	10/25/35	221
665	TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3	6.10	8/15/39	573
875	Wachovia Bank Commercial Mortgage Trust, Series 2003-C9, Class A4	5.01	12/15/35	749
850	Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A4 (a)	5.44	12/15/44	681
820	Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A4	5.86	10/15/48	630
185	Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class AJ (a)	5.63	10/15/48	54
185	Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class AJ (a)	5.37	11/15/48	52
632	WaMu Mortgage Pass-Through Certificates, Series 2005-AR7, Class A4 (a)	4.92	8/25/35	371
378	WaMu Mortgage Pass-Through Certificates, Series 2007-0A4, Class 1A (a)	3.44	5/25/47	167
649	WaMu Mortgage Pass-Through Certificates, Series 2007-0A5, Class 1A (a)	3.42	6/25/47	284
567	Wells Fargo Mortgage Backed Securities, Series 2006-AR12, Class 2A1 (a)	6.10	9/25/36	363

	Total Collateralized Mortgage Obligations			52,098

	Corporate Bonds — 14.86%
275	Allstate Corp. (Insurance)	6.13	5/15/37	160
1,040	American International Group, Inc. (Insurance) Callable 5/15/38 @ 100.00 (b)	8.18	5/15/58	405
1,500	Anadarko Petroleum Corp. (Oil Comp – Exploration)	5.95	9/15/16	1,325
1,275	AT&T, Inc. (Telecommunications)	6.50	9/1/37	1,373
175	Avalon Bay Communities, Inc. (Real Estate Investment Trusts)	7.50	12/15/10	161
350	Bank of America Corp. (Banking)	5.75	8/15/16	327
110	Bank of America Corp. (Banking)	5.75	12/1/17	110
385	Bank of America Corp. (Banking)*	6.00	9/1/17	391
1,115	Bank of America Corp. (Banking) Callable 1/30/18 @ 100.00	8.13	12/31/49	802
65	Bear Stearns Co., Inc. (Brokerage Services)	6.95	8/10/12	68

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Fixed Income II Portfolio

Portfolio of Investments (continued) — December 31, 2008 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$200	Belvoir Land LLC (Special Purpose) (b)	5.27	12/15/47	$128
60	Bristol-Myers Squibb (Pharmaceuticals)	6.88	8/1/97	66
325	Canadian Natural Resources Ltd. (Oil Comp – Exploration)	6.50	2/15/37	265
250	Carolina Power & Light (Electric Utilities)	6.13	9/15/33	268
280	CenterPoint Energy Resources Corp., Series B (Gas – Distribution)	7.88	4/1/13	259
575	Chubb Corp. (Insurance)	6.38	3/29/67	357
495	Citigroup Capital XXI (Banking)	8.30	12/21/57	382
70	Citigroup, Inc. (Banking)	4.63	8/3/10	69
550	Citigroup, Inc. (Banking)	5.30	10/17/12	530
1,485	Comcast Cable Communications Holdings (Media)*	8.38	3/15/13	1,536
150	Comcast Corp. (Media)	6.50	11/15/35	149
575	Comcast Corp. (Media)	6.95	8/15/37	606
75	Comcast Corp. (Media)	7.05	3/15/33	78
25	Consolidated Natural Gas, Series A (Gas – Distribution)	5.00	3/1/14	23
125	Consolidated Natural Gas, Series C (Gas – Distribution)	6.25	11/1/11	126
1,080	Credit Suisse Guernsey (Finance – Brokers) Callable 5/15/17 @ 100.00	5.86	5/29/49	504
100	Devon Financing Corp. ULC (Oil Comp – Exploration)	7.88	9/30/31	110
600	EDP Finance BV (Electric Utilities) (b)	6.00	2/2/18	498
200	Florida Power & Light Co. (Electric Utilities)	4.95	6/1/35	195
400	Florida Power & Light Co. (Electric Utilities)	5.95	2/1/38	446
225	Florida Power Corp. (Electric Utilities)	6.40	6/15/38	251
2,195	General Electric Capital Corp. (Diversified Financial Services)	5.00	11/15/11	2,224
305	General Electric Capital Corp. (Diversified Financial Services)	5.00	4/10/12	302
755	General Electric Capital Corp. (Diversified Financial Services)	6.15	8/7/37	757
700	General Electric Capital Corp. (Diversified Financial Services)	6.38	11/15/67	440
625	GlaxoSmithKline Capital, Inc. PLC (Medical Services)	4.85	5/15/13	627
665	Goldman Sachs Capital II (Finance – Brokers) Callable 6/1/12 @ 100.00	5.79	12/29/49	256
1,540	Goldman Sachs Group, Inc. (Finance – Brokers)	5.25	10/15/13	1,415
50	GTE Corp. (Wireless Telecommunications Services)	6.94	4/15/28	46
570	IBM Corp. (Computer Equipment)	5.70	9/14/17	609
600	IBM Corp. (Computer Equipment)	7.63	10/15/18	720
200	Irwin Land LLC (Special Purpose) (b)	5.03	12/15/25	149
290	Irwin Land LLC (Special Purpose) (b)	5.30	12/15/35	207
1,850	JPMorgan Chase & Co., Series 1 (Banking) Callable 4/30/18 @ 100.00	7.94	4/29/49	1,539
1,075	JPMorgan Chase Bank NA (Banking)	6.00	7/5/17	1,084
495	JPMorgan Chase Bank NA (Banking)	6.00	10/1/17	499
585	JPMorgan Chase Capital XXV (Banking)	6.80	10/1/37	539
700	Kraft Foods, Inc. (Food)	6.13	2/1/18	686
825	Kraft Foods, Inc. (Food)	6.50	8/11/17	829
425	Lehman Brothers Holdings (Brokerage Services) (a)(c)	4.52	9/15/22	38
115	Lehman Brothers Holdings (Brokerage Services) (c)	5.25	2/6/12	11
325	Lehman Brothers Holdings (Brokerage Services) (c)	5.75	7/18/11	31
615	Lehman Brothers Holdings (Brokerage Services) (c)	6.20	9/26/14	58
825	Lehman Brothers Holdings (Brokerage Services) (c)	6.75	12/28/17	—
210	Lehman Brothers Holdings (Brokerage Services) (c)	7.88	8/15/10	20
730	Lehman Brothers Holdings, Series MTN (Brokerage Services)	5.63	1/24/13	69
400	Lincoln National Corp. (Insurance) Callable 4/20/17 @ 100.00	6.05	4/20/67	160
108	Massachusetts Mutual Life (Insurance) (b)	7.63	11/15/23	98
950	MetLife Global Funding I (Insurance) (b)	5.13	4/10/13	885
880	MetLife, Inc. (Insurance) Callable 12/15/31 @ 100.00	6.40	12/15/36	528
500	MidAmerican Energy Holdings Co. (Electric Utilities)	5.95	5/15/37	453

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Fixed Income II Portfolio

Portfolio of Investments (continued) — December 31, 2008 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$325	MidAmerican Energy Holdings Co. (Electric Utilities)	6.50	9/15/37	$317
1,695	Morgan Stanley (Brokerage Services) (a)	4.57	1/9/12	1,337
200	Morgan Stanley (Brokerage Services)	6.75	4/15/11	197
375	NationsBank Corp. (Banking)	7.80	9/15/16	382
40	New Jersey Bell Telephone (Wireless Telecommunications Services)	7.85	11/15/29	36
210	News America Holdings (Media)	8.15	10/17/36	207
55	News America Holdings (Media)	8.45	8/1/34	59
225	News America Holdings (Media)	8.50	2/23/25	221
110	News America, Inc. (Media)	7.63	11/30/28	110
150	Ohana Military Communities LLC (Special Purpose)	6.19	4/1/49	111
410	Oracle Corp. (Software)	5.75	4/15/18	429
450	Philip Morris International, Inc. (Tobacco)	6.88	3/17/14	473
60	Phillips Petroleum Co. (Energy – Exploration & Production)	7.00	3/30/29	61
445	Progressive Corp. (Insurance)	6.70	6/15/37	219
1,400	SLM Corp. (Financial Services) (a)	3.70	7/26/10	1,195
200	Southern California Edison Co., Series 2008-A (Electric Utilities)	5.95	2/1/38	223
77	Structured Asset Receivable Trust, Series 2003-2 (Insurance) (a)(b)	4.82	1/21/09	68
275	SunTrust Bank (Banking)	4.42	6/15/09	278
170	TCI Communications, Inc. (Media)	7.88	8/1/13	175
10	TCI Communications, Inc. (Media)	7.88	2/15/26	10
1,275	Time Warner Cable, Inc. (Media – Cable)	6.20	7/1/13	1,206
150	Time Warner Entertainment (Media)	8.38	3/15/23	151
300	Time Warner, Inc. (Entertainment)	6.63	5/15/29	266
115	Time Warner, Inc. (Entertainment)	7.57	2/1/24	111
120	Transocean, Inc. (Oil & Gas)	6.00	3/15/18	109
155	Transocean, Inc. (Oil & Gas)	6.80	3/15/38	138
600	Travelers Cos., Inc. (Insurance) Callable 3/15/17 @ 100.00	6.25	3/15/37	393
30	Turner Broadcasting Co. (Entertainment)	8.38	7/1/13	29
1,355	UBS AG Stamford CT (Banking)	5.88	12/20/17	1,245
1,000	UBS AG Stamford CT, Series MTN (Banking)	5.75	4/25/18	908
230	United Parcel Service, Inc. (Transportation Services)	6.20	1/15/38	254
150	USB Capital IX (Banking)	6.19	4/15/49	71
1,500	Verizon Communications, Inc. (Wireless Telecommunications Services)	8.75	11/1/18	1,760
425	Verizon Virginia, Inc. (Wireless Telecommunications Services)	4.63	3/15/13	380
450	Verizon Wireless (Wireless Telecommunications Services) (b)	8.50	11/15/18	527
1,400	Wachovia Bank NA (Banking)	6.60	1/15/38	1,519
550	Wachovia Corp. (Banking) Callable 3/15/18 @ 100.00	7.98	2/28/49	469
350	Wachovia Corp., Series G, MTN (Banking)	5.50	5/1/13	346
85	WellPoint, Inc. (Medical Services)	5.95	12/15/34	71
175	XTO Energy, Inc. (Oil Comp – Exploration)	6.25	8/1/17	168
165	XTO Energy, Inc. (Oil Comp – Exploration)	6.75	8/1/37	155

	Total Corporate Bonds			43,631

	Asset Backed Securities — 4.63%
2,315	American Express Issuance Trust, Series 2008-2, Class A	4.02	1/18/11	2,225
2,815	Chase Issuance Trust, Series 2005-A11, Class A (a)	1.27	12/15/14	2,260
1,800	Chase Issuance Trust, Series 2007-A17, Class A	5.12	10/15/14	1,670
408	Chase Manhattan Auto Owner Trust, Series 2006-A, Class A3	5.34	7/15/10	407
1,648	Countrywide Asset-Backed Certificates, Series 2008-13, Class 3AV2 (a)	0.62	1/25/37	1,171
460	MBNA Master Credit Card Trust, Series 1999-B, Class A	5.90	8/15/11	458
513	Merrill Lynch First Franklin Mortgage Loan, Series 2007-1, Class A2A (a)	0.59	4/25/37	448

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Fixed Income II Portfolio

Portfolio of Investments (continued) — December 31, 2008 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Asset Backed Securities (continued)
$1,630	SLM Student Loan Trust, Series 2008-5, Class A2 (a)	4.64	10/25/16	$1,525
640	SLM Student Loan Trust, Series 2008-5, Class A3 (a)	4.84	1/25/18	567
1,740	SLM Student Loan Trust, Series 2008-5, Class A4 (a)	5.24	7/25/23	1,434
1,600	Wachovia Auto Owner Trust, Series 2006-A, Class A4	5.38	3/20/13	1,444

	Total Asset Backed Securities			13,609

	Foreign Bonds — 3.65%
875	Aid-Israel (Non U.S. Agency Bond Portfolio)	5.50	4/26/24	1,087
380	Aid-Israel (Non U.S. Agency Bond Portfolio)	5.50	9/18/33	505
350	Bundesrepublik Deutschland (Sovereign)	4.25	7/4/39	552
25	Bundesrepublik Deutschland, Series 2005 (Sovereign)	4.00	1/4/37	37
2,100	Emirate of Abu Dhabi (Sovereign) (b)	5.50	8/2/12	2,258
25	EnCana Holdings Financial Corp. (Energy – Exploration & Production)	5.80	5/1/14	23
8,200	Mexican Bonos Desarr Fixed Rate, Series M 10 (Sovereign)	7.25	12/15/16	568
27,580	Mexican Bonos Desarr Fixed Rate, Series M 20 (Sovereign)	10.00	12/5/24	2,289
225	National Westminster Bank (Banking)	7.38	10/1/09	221
145	Nationwide Building Society (Banking) (b)	4.25	2/1/10	143
75	Resolution Funding Corp., STRIP (Non U.S. Agency Bond Portfolio)	4.59	10/15/18	53
75	Resolution Funding Corp., STRIP (Non U.S. Agency Bond Portfolio)	4.61	7/15/18	54
275	Scottish Power PLC (Electric Utilities)	4.91	3/15/10	269
334	Small Business Administration (Non U.S. Agency Bond Portfolio)	4.50	2/10/14	328
165	Small Business Administration (Non U.S. Agency Bond Portfolio)	4.52	2/10/13	166
225	Teck Cominco Ltd. (Metals)	6.13	10/1/35	92
325	Telecom Italia Capital (Wireless Telecommunications Services)	5.25	10/1/15	247
225	Telefonica Emisiones S.A.U. (Wireless Telecommunications Services)	6.42	6/20/16	225
150	Telefonica Europe BV (Wireless Telecommunications Services)	7.75	9/15/10	152
465	U.K. Treasury (Sovereign)	4.25	12/7/49	730
325	United Mexican States (Sovereign)	6.75	9/27/34	343
90	Vodafone Group PLC (Wireless Telecommunications Services)	5.00	9/15/15	83
290	Vodafone Group PLC (Wireless Telecommunications Services)	7.75	2/15/10	296

	Total Foreign Bonds			10,721

	U.S. Government Agency Securities — 3.62%
1,975	Fannie Mae	5.38	6/12/17	2,307
3,375	Federal Home Loan Bank	5.38	5/15/19	3,798
1,485	Federal Home Loan Bank	5.63	6/13/16	1,559
1,275	Freddie Mac	5.00	12/14/18	1,322
1,545	Freddie Mac	5.75	6/27/16	1,658

	Total U.S. Government Agency Securities			10,644

	Time Deposits — 2.62%
7,694	Liquidity Management Control System Time Deposit	0.01	1/2/09	7,694

	Total Time Deposits			7,694

	U.S. Treasury Obligations — 0.68%
1,545	Treasury Inflation Index Bond	1.75	1/15/28	1,476
450	Treasury Inflation Index Bond	2.38	1/15/25	508

	Total U.S. Treasury Obligations			1,984

	Total Investments (cost $341,401) — 110.37%			324,148
	Liabilities in excess of other assets — (10.37)%			(30,464)

	Net Assets — 100.00%			$293,684

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Fixed Income II Portfolio

Portfolio of Investments (concluded) — December 31, 2008 (Unaudited)

Amounts designated as “—” are $0 or have been rounded to $0.

Shares designated as “—” are fractional.

(a)	Variable Rate Security. The rate reflected in the Portfolio of Investments is the rate in effect on December 31, 2008.

(b)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.

(c)	Security in default.

*	All or a portion of this security has been pledged as collateral for futures contracts and options on futures held by the Portfolio.

IO — Interest Only

MTN — Medium Term Note

PO — Principal Only

STRIP — Separate Trading of Registered Interest and Principal of Securities

TBA — Security is subject to delayed delivery

ULC — Unlimited Liability Co.

Futures

Number of Contracts	Futures Contracts Positions	Value (000)	Expiration	Unrealized Gain/ (Loss) (000)
(10)	90Day Euro$ Future	$(2,457)	Jun-10	$(37)
28	Euro-Bond Future	3,496	Mar-09	74
7	Long Bond Future	966	Mar-09	49
34	Long Gilt Future	4,198	Mar-09	401
70	U.S. Treasury 2 Year Note	15,264	Mar-09	96
197	U.S. Treasury 5 Year Note	23,454	Mar-09	244
(43)	U.S. Treasury 10 Year Note	(5,407)	Mar-09	(125)

				$702

Currency Contracts

Contract Amount (Local Currency)	Currency	Settlement Date	Value on Trade Date (000)	Value on 12/31/08	Unrealized Gain/(Loss) (000)
	Currencies Purchased
1,686	Mexican Nuevo Peso	01/21/09	$125	$121	$(4)

	Total Currency Purchased		$125	$121	$(4)

	Currencies Sold
482	British Sterling Pound	01/21/09	717	692	25
184	British Sterling Pound	01/21/09	272	264	8
195	British Sterling Pound	01/21/09	293	280	12
398	Euro	01/21/09	506	553	(47)
270	Euro	01/21/09	345	375	(30)
37,232	Mexican Nuevo Peso	01/21/09	2,903	2,670	233

	Total Currency Sold		$5,036	$4,834	$201

	Net Unrealized Gain/(Loss)				$197

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Fixed Income Opportunity Portfolio

Portfolio of Investments — December 31, 2008 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Collateralized Mortgage Obligation — 0.30%
$460	WaMu Mortgage Pass-Through Certificates, Series 2004-AR9, Class A7 (a)	4.14	8/25/34	$441

	Total Collateralized Mortgage Obligations			441

	Corporate Bonds — 91.39%
95	AES Corp. (Electric Utilities)	7.75	10/15/15	80
1,410	AES Corp. (Electric Utilities)	8.00	10/15/17	1,156
295	Affinion Group, Inc. (Commercial Services) Callable Call 10/15/09 @ 105.06	10.13	10/15/13	215
80	Allied Waste North America (Commercial Services & Supplies) Callable Call 2/15/09 @ 103.06	6.13	2/15/14	72
1,895	Allied Waste North America (Commercial Services & Supplies)	6.38	4/15/11	1,800
1,100	Allied Waste North America (Commercial Services & Supplies) Callable Call 5/15/11 @ 103.06	7.13	5/15/16	1,001
1,405	Alltel Communications, Inc. (Telecom – Integrated/Svcs) Callable Call 12/1/12 @ 105.19 (b)	10.38	12/1/17	1,574
215	American Railcar Industries (Diversified Capital Goods) Callable Call 3/1/11 @ 103.75	7.50	3/1/14	142
375	American Tower Corp. (Communications Equipment) (b)	7.00	10/15/17	334
430	AMR Real Estate Finance (Diversified Financial Services) Callable Call 3/6/09 @ 104.06	8.13	6/1/12	331
300	Aquila, Inc. (Electric – Integrated) (a)	11.88	7/1/12	303
815	Aramark Services, Inc. (Support – Services) Callable Call 2/1/11 @ 104.25	8.50	2/1/15	738
1,395	Atlas Energy Resouces LLC (Oil Comp – Exploration) Callable Call 2/1/13 @ 105.38 (b)	10.75	2/1/18	851
655	Atlas Pipeline Partners LP (Oil & Gas) Callable Call 6/15/13 @ 104.38 (b)	8.75	6/15/18	429
100	Avago Technologies Finance Private Ltd. (Electronics – Semiconductors) Callable Call 2/6/09 @ 101.00 (a)	8.31	6/1/13	80
475	Axcan Intermediate Holdings, Inc. (Health Services) Callable Call 3/1/11 @ 106.94	9.25	3/1/15	399
320	Baldor Electric Co. (Capital Goods)	8.63	2/15/17	238
345	Ball Corp. (Packaging)	6.88	12/15/12	342
540	Bausch & Lomb, Inc. (Optical Supplies) Callable Call 11/1/11 @ 104.94 (b)	9.88	11/1/15	405
275	BE Aerospace, Inc. (Aerospace/Defense) Callable Call 7/1/13 @ 104.25	8.50	7/1/18	248
1,665	Biomet, Inc. (Medical Products) Callable Call 10/15/12 @ 105.00	10.00	10/15/17	1,598
555	Boston Scientific Corp. (Medical Instruments)	6.00	6/15/11	527
395	Bristow Group, Inc. (Transportation ex Air/Rail) Callable Call 9/15/12 @ 103.75	7.50	9/15/17	265
880	Cablevision Systems Corp., Series B (Media) (a)	8.33	4/1/09	878
130	Cascades, Inc. (Paper & Related Products) Callable Call 2/13/09 @ 103.62	7.25	2/15/13	66
270	Case Corp. (Machinery & Equipment)	7.25	1/15/16	188
875	Centex Corp. (Building & Construction)	6.50	5/1/16	556
205	Cenveo Corp. (Publishing & Printing) Callable Call 8/15/12 @ 105.25 (b)	10.50	8/15/16	119
455	Chart Industries, Inc. (Machinery & Equipment) Callable Call 10/15/10 @ 104.56	9.13	10/15/15	341
65	Chesapeake Energy Corp. (Oil Comp – Exploration) Callable Call 7/15/10 @ 103.13	6.25	1/15/18	48
100	Chesapeake Energy Corp. (Oil Comp – Exploration)	6.50	8/15/17	77
15	Chesapeake Energy Corp. (Oil Comp – Exploration)	7.25	12/15/18	12
385	Chesapeake Energy Corp. (Oil Comp – Exploration) Callable Call 6/15/09 @ 103.75	7.50	6/15/14	325
1,550	Chesapeake Energy Corp. (Oil Comp – Exploration)	7.63	7/15/13	1,333
1,000	CII Carbon LLC (Metals) Callable Call 11/15/11 @ 105.56 (b)	11.13	11/15/15	640
685	Cimarex Energy Co. (Energy – Exploration & Production) Callable Call 5/1/12 @ 103.56	7.13	5/1/17	534
800	Citizens Communications (Telecom – Integrated/Svcs)	9.25	5/15/11	760
500	Colorado Interstate Gas Co. (Oil & Gas)	6.80	11/15/15	431
3,860	Community Health Systems, Inc. (Health Services) Callable Call 7/15/11 @ 104.44	8.88	7/15/15	3,551
935	Compton Petroleum Finance Corp. (Energy – Exploration & Production) Callable Call 12/1/09 @ 103.81	7.63	12/1/13	281
1,060	Connacher Oil and Gas (Oil Comp – Exploration) Callable Call 12/15/11 @ 105.13 (b)	10.25	12/15/15	424
1,120	Constellation Brands, Inc. (Beverages)	8.38	12/15/14	1,064
665	Copano Energy LLC (Oil & Gas) Callable Call 6/1/13 @ 103.88 (b)	7.75	6/1/18	449

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) — December 31, 2008 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$665	Copano Energy LLC (Oil & Gas) Callable Call 3/1/11 @ 104.06	8.13	3/1/16	$482
1,745	Corrections Corporations of America (Health Services)	7.50	5/1/11	1,728
315	Cricket Communications, Inc. (Telecom – Integrated/Svcs) Callable Call 11/1/10 @ 104.69	9.38	11/1/14	283
470	Cricket Communications, Inc. (Telecom – Integrated/Svcs) Callable Call 7/15/12 @ 105.00 (b)	10.00	7/15/15	430
365	Crown Americas LLC (Containers & Packaging) Callable Call 11/15/09 @ 103.81	7.63	11/15/13	361
375	Crown Americas LLC (Containers & Packaging) Callable Call 11/15/10 @ 103.88	7.75	11/15/15	373
1,390	Crum & Forster Holding Corp. (P&C – Insurance) Callable Call 5/1/12 @ 103.88	7.75	5/1/17	980
455	CSC Holdings, Inc. (Media – Cable)	7.63	7/15/18	355
955	CSC Holdings, Inc. (Media – Cable) Callable Call 6/15/12 @ 104.25 (b)	8.50	6/15/15	840
480	D.R. Horton, Inc. (Building & Construction)	5.25	2/15/15	302
80	D.R. Horton, Inc. (Building & Construction)	5.63	1/15/16	51
415	D.R. Horton, Inc. (Building & Construction)	6.50	4/15/16	261
915	DirecTV Holdings/Finance (Media – Cable) Callable Call 5/15/12 @ 103.81	7.63	5/15/16	888
1,560	DirecTV Holdings/Finance (Media – Cable)	8.38	3/15/13	1,552
505	DynCorp International LLC (Electric – Generation) Callable Call 2/15/09 @ 104.75	9.50	2/15/13	440
630	Dynegy Holdings, Inc. (Electric – Generation)	7.50	6/1/15	441
2,485	Dynegy Holdings, Inc. (Electric – Generation)	7.75	6/1/19	1,715
1,920	EchoStar DBS Corp. (Media – Cable)	6.63	10/1/14	1,603
175	EchoStar DBS Corp. (Media – Cable)	7.75	5/31/15	149
2,175	Edison Mission Energy (Electric – Generation)	7.20	5/15/19	1,783
140	Edison Mission Energy (Electric – Generation)	7.50	6/15/13	128
345	El Paso Corp. (Oilfield Services & Equipment)	6.38	2/1/09	343
1,095	El Paso Corp. (Oilfield Services & Equipment)	7.00	6/15/17	857
625	El Paso Corp. (Oilfield Services & Equipment)	12.00	12/12/13	612
575	El Paso Natural Gas Co. (Oilfield Services & Equipment)	7.25	6/1/18	456
135	El Paso Natural Gas Co. (Oilfield Services & Equipment)	8.63	1/15/22	122
1,120	Energy Future Holdings (Electric Utilities) Callable Call 11/1/12 @ 105.44 (b)	10.88	11/1/17	795
545	Energy Transfer Partners LP (Gas – Distribution)	9.70	3/15/19	562
280	Enterprise Products Operation (Oil & Gas) Callable Call 1/15/18 @ 100.00	7.03	1/15/68	132
505	FairPoint Communications, Inc. (Communications Technology) Callable Call 4/1/13 @ 106.56 (b)	13.13	4/1/18	242
995	FireKeepers Development Authority (Special Purpose) Callable Call 5/1/12 @ 110.50 (b)	13.88	5/1/15	617
95	FMG Finance Property Ltd. (Metals/Mining ex Steel) (b)	10.00	9/1/13	56
2,190	FMG Finance Property Ltd. (Metals/Mining ex Steel) (b)	10.63	9/1/16	1,270
780	Forest Oil Corp. (Oil Comp – Exploration) Callable Call 6/15/12 @ 103.63 (b)	7.25	6/15/19	569
625	Freeport-McMoRan C & G (Metals/Mining ex Steel) (a)	7.08	4/1/15	412
1,175	Freeport-McMoRan C & G (Metals/Mining ex Steel)	8.25	4/1/15	999
485	General Cable Corp. (Building Materials) Callable Call 4/1/09 @ 102.00 (a)	6.26	4/1/15	227
85	General Cable Corp. (Building Materials) Callable Call 4/1/12 @ 103.56	7.13	4/1/17	56
710	Georgia-Pacific LLC (Paper & Related Products)	8.13	5/15/11	667
1,375	Georgia-Pacific LLC (Paper & Related Products)	9.50	12/1/11	1,299
1,060	Goodyear Tire & Rubber Co. (Auto Parts) (a)	6.68	12/1/09	965
750	Goodyear Tire & Rubber Co. (Auto Parts) Callable Call 7/1/10 @ 104.50	9.00	7/1/15	604
715	Hawker Beechcraft Acquisition Co. LLC (Aerospace/Defense) Callable Call 4/1/11 @ 104.25	8.50	4/1/15	293
490	Hawker Beechcraft Acquisition Co. LLC (Aerospace/Defense) Callable Call 4/1/11 @ 104.44	8.88	4/1/15	167
205	HCA, Inc. (Health Services) Callable Call 11/15/10 @ 104.56	9.13	11/15/14	190
4,145	HCA, Inc. (Health Services) Callable Call 11/15/11 @ 104.63	9.25	11/15/16	3,806
895	Health Management Associates, Inc. (Health Care)	6.13	4/15/16	555
380	Hertz Corp. (Support – Services) Callable Call 1/1/10 @ 104.44	8.88	1/1/14	234
935	Host Hotels & Resorts LP (Real Estate Investment Trusts) Callable Call 2/13/09 @ 103.56	7.13	11/1/13	753
1,190	Host Marriott LP, Series Q (Hotels)	6.75	6/1/16	869

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) — December 31, 2008 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$1,055	Icahn Enterprises L.P. (Financial Services) Callable Call 2/15/09 @ 103.56	7.13	2/15/13	$728
400	Inergy LP/Inergy Finance (Gas – Distribution) Callable Call 3/1/11 @ 104.13	8.25	3/1/16	312
2,165	Inmarsat Finance II PLC (Satellite Telecommunications) Callable Call 3/23/09 @ 105.19	10.38	11/15/12	1,919
475	Inmarsat Finance PLC (Satellite Telecommunications) Callable Call 3/23/09 @ 102.54	7.63	6/30/12	414
50	Intelsat Corp. (Satellite Telecommunications) Callable Call 6/15/11 @ 104.63 (b)	9.25	6/15/16	46
1,400	Intelsat Jackson Holdings Ltd. (Satellite Telecommunications) Callable Call 6/15/11 @ 104.75 (b)	9.50	6/15/16	1,288
1,145	Intelsat Subsidiary Holding Co. Ltd. (Satellite Telecommunications) Callable Call 1/15/09 @ 104.25 (b)	8.50	1/15/13	1,059
1	Ion Media (Media)	11.00	7/31/13	—
6	Ion Media Networks, Inc. (Media)	11.00	7/31/13	—
405	IPALCO Enterprises, Inc. (Electric – Generation) (b)	7.25	4/1/16	332
300	Iron Mountain, Inc. (Commercial Services) Callable Call 3/23/09 @ 102.58	7.75	1/15/15	269
1,005	Iron Mountain, Inc. (Commercial Services) Callable Call 3/23/09 @ 101.44	8.63	4/1/13	945
750	Jabil Circuit, Inc. (Electronics)	8.25	3/15/18	476
1,475	K Hovnanian Enterprises, Inc. (Building & Construction) Callable Call 11/1/10 @ 102.00	11.50	5/1/13	1,121
1,800	Kinder Morgan Energy Partners LP (Oil & Gas)	9.00	2/1/19	1,878
790	Kinder Morgan Finance Co. (Oil & Gas)	5.70	1/5/16	589
450	Knight, Inc. (Oil & Gas)	6.50	9/1/12	380
1,970	L-3 Communications Corp. (Electronic Equipment & Instruments) Callable Call 3/23/09 @ 102.54	7.63	6/15/12	1,926
500	L-3 Communications Corp., Series B (Electronic Equipment & Instruments) Callable Call 10/15/10 @ 103.19	6.38	10/15/15	467
1,035	Lender Process Services, Inc. (Diversified Financial Services) Callable Call 7/1/11 @ 106.09	8.13	7/1/16	922
1,925	Leucadia National Corp. (Diversified Capital Goods) Callable Call 3/15/12 @ 103.56	7.13	3/15/17	1,429
280	Leucadia National Corp. (Diversified Capital Goods)	8.13	9/15/15	225
155	Level 3 Financing, Inc. (Telecommunications Services) Callable Call 2/15/12 @ 104.38	8.75	2/15/17	78
460	Level 3 Financing, Inc. (Telecommunications Services)	12.25	3/15/13	278
560	LIN Television Corp., Series B (Media – Broadcast)	6.50	5/15/13	262
845	Linn Energy LLC (Oil Comp – Exploration) Callable Call 7/1/13 @ 104.94 (b)	9.88	7/1/18	494
320	Local Insight Regatta Holdings, Inc. (Publishing & Printing) Callable Call 12/1/12 @ 105.50	11.00	12/1/17	83
460	Mariner Energy, Inc. (Energy – Exploration & Production) Callable Call 5/15/12 @ 104.00	8.00	5/15/17	239
285	MarkWest Energy Partners LP, Series B (Gas – Distribution) Callable Call 7/15/11 @ 104.25	8.50	7/15/16	182
2,130	MarkWest Energy Partners LP, Series B (Gas – Distribution) Callable Call 4/15/13 @ 104.38	8.75	4/15/18	1,321
1,380	Mediacom Broadband LLC/CRP (Media – Cable)	8.50	10/15/15	899
520	Mediacom LLC/Cap Corp. (Media – Cable)	9.50	1/15/13	393
1,015	MetroPCS Wireless, Inc. (Telecommunications Services) Callable Call 11/1/10 @ 104.63	9.25	11/1/14	908
125	MGM Mirage, Inc. (Gaming)	6.63	7/15/15	76
1,165	MGM Mirage, Inc. (Gaming)	7.50	6/1/16	738
885	MGM Mirage, Inc. (Gaming)	7.63	1/15/17	571
1,400	Mirant Americas Generation, Inc. (Electric – Integrated)	8.30	5/1/11	1,358
447	Mirant Mid-Atlantic LLC, Series B (Electric – Integrated)	9.13	6/30/17	403
560	Mirant Mid-Atlantic LLC, Series C (Electric – Integrated)	10.06	12/30/28	515
230	Moog, Inc. (Aerospace/Defense) Callable Call 6/15/13 @ 103.63 (b)	7.25	6/15/18	184
170	Mosaic Co. (Chemicals) (b)	7.38	12/1/14	139
250	Mosaic Co. (Chemicals) (b)	7.63	12/1/16	200
365	Newfield Exploration Co. (Energy – Exploration & Production)	6.63	4/15/16	290
380	Newfield Exploration Co. (Energy – Exploration & Production) Callable Call 5/15/13 @ 103.56	7.13	5/15/18	300
1,500	Nortek, Inc. (Building Products) Callable Call 6/1/11 @ 105.00	10.00	12/1/13	1,020
695	Nova Chemicals Corp., Series MTN (Chemicals – Diversified)	7.40	4/1/09	641

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) — December 31, 2008 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$800	Novelis, Inc. (Metals/Mining ex Steel) Callable Call 2/15/10 @ 103.63	7.25	2/15/15	$464
3,605	NRG Energy, Inc. (Electric – Generation)	7.38	2/1/16	3,353
965	NRG Energy, Inc. (Electric – Generation)	7.38	1/15/17	888
200	NSG Holdings LLC/NSG Holding (Electric – Generation) (b)	7.75	12/15/25	156
705	NTL Cable PLC (Media – Cable)	8.75	4/15/14	529
165	Omega Health Care Investors (Health Services) Callable Call 4/1/09 @ 103.50	7.00	4/1/14	134
860	Omega Health Care Investors (Health Services)	7.00	1/15/16	645
125	Ommicare, Inc. (Health Care Providers & Services) Callable Call 2/6/09 @ 103.06	6.13	6/1/13	105
1,100	OPTI Canada, Inc. (Oil Comp – Exploration) Callable Call 12/15/10 @ 104.13	7.88	12/15/14	561
1,695	OPTI Canada, Inc. (Oil Comp – Exploration) Callable Call 12/15/10 @ 104.13	8.25	12/15/14	915
980	Owens-Brockway Glass Container, Inc. (Packaging)	8.25	5/15/13	965
1,630	Peabody Energy Corp. (Coal)	7.38	11/1/16	1,532
300	Penn National Gaming, Inc. (Gaming) Callable Call 3/1/10 @ 103.38	6.75	3/1/15	228
265	Penn National Gaming, Inc. (Gaming) Callable Call 2/13/09 @ 101.72	6.88	12/1/11	245
1,465	Petrohawk Energy Corp. (Energy – Exploration & Production) Callable Call 6/1/12 @ 103.94 (b)	7.88	6/1/15	1,084
305	Petrohawk Energy Corp. (Energy – Exploration & Production)	9.13	7/15/13	247
785	Pioneer Natural Resource Co. (Oil Comp – Exploration)	6.65	3/15/17	560
500	Plains Exploration & Production Co. (Oil, Gas & Consumable Fuels) Callable Call 6/1/13 @ 103.81	7.63	6/1/18	342
530	Psychiatric Solutions, Inc. (Health Care) Callable Call 7/15/10 @ 103.88	7.75	7/15/15	390
235	Pulte Homes, Inc. (Building & Construction)	5.25	1/15/14	168
945	Quebecor Media, Inc. (Media) Callable Call 3/15/11 @ 103.88	7.75	3/15/16	638
590	Quicksilver Resources, Inc. (Oil Comp – Exploration) Callable Call 4/1/11 @ 103.56	7.13	4/1/16	316
1,180	Qwest Capital Funding, Inc. (Diversified Telecommunications Services)	7.00	8/3/09	1,156
1,580	Qwest Communications International (Telecom – Integrated/Svcs)	7.25	2/15/11	1,375
225	Rainbow National Services LLC (Media) Callable Call 9/1/09 @ 105.19 (b)	10.38	9/1/14	200
600	Range Resources Corp. (Oil, Gas & Consumable Fuels) Callable Call 5/1/13 @ 103.63	7.25	5/1/18	501
280	Range Resources Corp. (Oil, Gas & Consumable Fuels) Callable Call 5/15/11 @ 103.75	7.50	5/15/16	243
1,940	Reliant Energy, Inc. (Electric Utilities) Callable Call 12/15/09 @ 103.38	6.75	12/15/14	1,746
370	Rock-Tenn Co. (Paper & Related Products) Callable Call 3/15/12 @ 104.63 (b)	9.25	3/15/16	344
200	Sabine Pass LNG LP (Gas – Distribution)	7.25	11/30/13	146
900	Sabine Pass LNG LP (Gas – Distribution)	7.50	11/30/16	648
1,200	SandRidge Energy, Inc. (Oil, Gas & Consumable Fuels) Callable Call 6/1/13 @ 104.00 (b)	8.00	6/1/18	666
175	SandRidge Energy, Inc. (Oil, Gas & Consumable Fuels) Callable Call 4/1/11 @ 104.31	8.63	4/1/15	92
405	Scientific Games Corp. (Hotels, Restaurants & Leasure) Callable Call 6/15/12 @ 103.94 (b)	7.88	6/15/16	326
1,300	Seitel, Inc. (Investments & Misc Finl Svcs) Callable Call 2/15/11 @ 104.88	9.75	2/15/14	468
350	Silgan Holdings, Inc. (Containers & Packaging) Callable Call 2/13/09 @ 103.38	6.75	11/15/13	301
255	Sinclair Broadcast Group, Inc. (Media) Callable Call 2/13/09 @ 102.67	8.00	3/15/12	192
785	Sithe/ Independence Funding Corp., Series A (Electric – Generation)	9.00	12/30/13	667
760	SLM Corp. (Consumer Finance)	8.45	6/15/18	601
1,090	SLM Corp. Series A MTN (Consumer Finance) (a)	3.74	1/26/09	1,090
480	Smithfield Foods, Inc. (Food Wholesale)	7.75	7/1/17	274
760	Smithfield Foods, Inc., Series B (Food Wholesale)	7.00	8/1/11	540
35	Smithfield Foods, Inc., Series B (Food Wholesale)	7.75	5/15/13	22
1,385	Sprint Capital Corp. (Telecommunications)	6.90	5/1/19	983
1,160	Sprint Capital Corp. (Telecommunications)	7.63	1/30/11	969
270	Sprint Capital Corp. (Telecommunications)	8.38	3/15/12	216
1,280	Sprint Capital Corp. (Telecommunications)	8.75	3/15/32	864
880	Sprint Nextel Corp. (Telecom – Integrated/Svcs) (a)	4.17	6/28/10	737
240	Sprint Nextel Corp. (Telecom – Integrated/Svcs)	6.00	12/1/16	169

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) — December 31, 2008 (Unaudited)

Shares or Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$1,040	Stater Brothers Holdings (Food & Staples Retailing) Callable Call 4/15/11 @ 103.88	7.75	4/15/15	$874
1,795	Steel Dynamics, Inc. (Steel) Callable Call 4/15/12 @ 103.88 (b)	7.75	4/15/16	1,243
1,090	Sungard Data Systems, Inc. (Computer Services) Callable Call 8/15/09 @ 104.56	9.13	8/15/13	943
290	Swift Energy Co. (Energy – Exploration & Production) Callable Call 6/1/12 @ 103.56	7.13	6/1/17	164
1,200	Targa Resources Partners LP (Oil & Gas) Callable Call 7/1/12 @ 104.13 (b)	8.25	7/1/16	744
1,455	Telecordia Technologies (Telecom – Integrated/Svcs) Callable Call 2/13/09 @ 102.00 (a)(b)	6.54	7/15/12	706
1,085	Tenet Healthcare Corp. (Medical Services)	7.38	2/1/13	773
530	Tenet Healthcare Corp. (Medical Services)	9.25	2/1/15	427
925	Tenet Healthcare Corp. (Medical Services)	9.88	7/1/14	745
390	Tenneco, Inc. (Auto Parts) Callable Call 11/15/11 @ 104.06	8.13	11/15/15	179
525	Tennessee Gas Pipeline Co. (Gas – Distribution)	7.50	4/1/17	463
2,255	Texas Competitive Electric Holdings Co. LLC (Electric Utilities) Callable Call 11/1/11 @ 105.13 (b)	10.25	11/1/15	1,601
645	Texas Competitive Electric Holdings Co. LLC (Electric Utilities) Callable Call 11/1/11 @ 105.13 (b)	10.25	11/1/15	458
855	Texas Industries, Inc. (Building Products) Callable Call 7/15/09 @ 103.63 (b)	7.25	7/15/13	660
535	Transdigm, Inc. (Aerospace/Defense)	7.75	7/15/14	439
200	United Refining Co. (Oil Refining & Marketing) Callable Call 2/13/09 @ 105.25	10.50	8/15/12	116
120	Universal Hospital Services, Inc. (Health Services) Callable Call 6/1/09 @ 102.00 (a)	5.94	6/1/15	73
1,265	Universal Hospital Services, Inc. (Health Services) Callable Call 6/1/11 @ 104.25	8.50	6/1/15	898
355	US Concrete, Inc. (Building Products)	8.38	4/1/14	192
540	US Oncology, Inc. (Health Care Providers & Services) Callable Call 2/13/09 @ 104.50	9.00	8/15/12	491
500	Videotron Ltd. (Broadcasting & Cable TV) Callable Call 4/15/13 @ 104.56 (b)	9.13	4/15/18	465
1,050	Virgin Media Finance PLC (Telecom – Integrated/Svcs) Callable Call 8/15/11 @ 104.56	9.13	8/15/16	777
1,385	Williams Partners LP/WIL (Gas – Distribution)	7.25	2/1/17	1,094
1,175	Wind Acquisition Financial (Telecom – Integrated/Svcs) Callable Call 12/1/10 @ 105.38 (b)	10.75	12/1/15	1,010
925	Windstream Corp. (Telecom – Integrated/Svcs)	8.63	8/1/16	819
1,935	Wynn Las Vegas (Gaming) Callable Call 12/1/09 @ 103.31	6.63	12/1/14	1,461

	Total Corporate Bonds			135,192

	Time Deposits — 3.16%
4,668	Liquidity Management Control System	0.01	1/2/09	4,668

	Total Time Deposits			4,668

	Foreign Bonds — 2.28%
1,020	CIE General de Geophysique (Oil Equipment)	7.50	5/15/15	632
290	CIE General de Geophysique (Oil Equipment)	7.75	5/15/17	168
315	Flextronics International Ltd. (Electronics)	6.50	5/15/13	249
2,060	Kabel Deutschland GmbH (Media – Cable)	10.63	7/1/14	1,834
400	Nordic Telephone Co. Holdings (Telecommunications Services) (b)	8.88	5/1/16	280
305	Quebecor Media, Inc. (Media)	7.75	3/15/16	206

	Total Foreign Bonds			3,369

	Common/Preferred Stocks and Rights — 0.06%
91,375	Adelphia restructure Rights to Time Warner Cable, Inc., Class A Stock (Media) (c)(d)			91
3	Ion Media Networks, Inc. (Media) (d)			—
2	Ion Media Networks, Inc. (Media) (d)			—
209	Time Warner Cable, Inc., Class A (Media) (e)			5

	Total Common/Preferred Stocks and Rights			96

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Fixed Income Opportunity Portfolio

Portfolio of Investments (concluded) — December 31, 2008 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Yankee Dollars — 0.09%
$190	Fairfax Financial Holdings Ltd. (P&C – Insurance)	7.38	4/15/18	$136

	Total Yankee Dollars			136

	Total Investments (cost $175,736) — 97.28%			143,902
	Other assets in excess of liabilities — 2.72%			4,026

	Net Assets — 100.00%			$147,928

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	Variable Rate Security. The rate reflected in the Portfolio of Investments is the rate in effect on December 31, 2008. The maturity date represents actual maturity date.

(b)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.

(c)	As part of the corporate restructure of Adelphia, holders of Adelphia bonds received the right to receive shares of Time Warner, Inc., Class A Stock.

(d)	Escrow security due to bankruptcy.

(e)	Represents non-income producing security.

MTN — Medium Term Note

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Short-Term Municipal Bond Portfolio

Portfolio of Investments — December 31, 2008 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds — 97.58%
	Alabama — 6.82%
$1,000	Alabama State Federal Highway Finance Authority, Revenue, Series A, Callable 3/1/12 @ 100 (MBIA)	5.25	3/1/13	$1,075
1,000	Alabama State Public School & College Authority, Revenue, Capital Improvement, Callable 2/12/09 @ 101.5	5.25	11/1/11	1,024

				2,099

	Arizona — 3.40%
1,000	Arizona State University Revenue (FSA)	5.25	7/1/10	1,046

	Florida — 10.30%
1,250	Florida Hurricane Catastrophe Fund Finance Corporation Revenue, Series A	5.00	7/1/12	1,286
735	Lakeland Florida Light & Water Revenue, Series C (FSA)	6.05	10/1/11	791
1,000	Orlando Florida Utilities Commission Utility System Revenue	5.00	10/1/13	1,094

				3,171

	Idaho — 3.67%
1,105	Idaho State Building Authority Building Revenue, Capitol Project (FGIC)	5.00	9/1/09	1,131

	Illinois — 14.48%
1,000	Chicago Illinois Park District, Series C, GO, Prerefunded 7/1/11 @ 100 (FGIC)	5.50	1/1/21	1,094
1,175	Cook County Illinois High School District No. 201 J Sterling Morton Township, GO, Zero Coupon, ETM (FGIC) (a)	2.88	12/1/09	1,160
1,000	Du Page & Will Counties Illinois Community School District No. 204, GO, Prerefunded 12/30/11 @ 100	5.25	12/30/12	1,101
1,000	Illinois State, Series A, GO, Callable 10/1/13 @ 100	5.25	10/1/14	1,103

				4,458

	Indiana — 6.41%
1,015	East Porter County School Building Corporation Revenue (MBIA)	5.00	1/15/10	1,045
920	Indiana University Student Fee Revenue, Series L, Callable 2/12/09 @ 101	5.00	8/1/09	928

				1,973

	Iowa — 4.08%
1,150	Iowa Finance Authority Revenue, State Revolving Fund, Callable 8/1/12 @ 100	5.25	8/1/13	1,255

	Massachusetts — 6.22%
2,000	Massachusetts State Industrial Finance Agency Revenue, Massachusetts Biomedical, Series A-2, Zero Coupon (a)	3.74	8/1/10	1,915

	Michigan — 6.45%
650	Hamilton Michigan Community School District, GO (FSA Q-SBLF)	5.00	5/1/12	708
1,200	Michigan State Building Authority Revenue, State Police Communications – III	5.50	10/1/10	1,277

				1,985

	Nevada — 3.47%
1,000	Nevada State Colorado River Community, Series I, GO (FSA)	5.00	9/15/11	1,069

	New York — 3.49%
1,000	New York State Dormitory Authority Revenue School Districts Financing Program, Series D (MBIA)	5.25	10/1/11	1,074

	Ohio — 12.05%
1,000	Cleveland Ohio Airport Systems Revenue, Series A, Prerefunded 1/1/10 @ 101 (FSA)	5.25	1/1/16	1,052
1,000	Ohio State Higher Education, Capital Facilities, Series B, GO, Prerefunded 5/1/10 @ 100	5.63	5/1/15	1,058
1,500	Ohio State University Revenue, General Receipts, Series A	5.00	6/1/11	1,599

				3,709

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Short-Term Municipal Bond Portfolio

Portfolio of Investments (concluded) — December 31, 2008 (Unaudited)

Shares or Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Tennessee — 3.50%
$1,000	Memphis Tennessee, Series C, GO (XLCA)	5.00	11/1/11	$1,076

	Texas — 9.72%
745	College Station Texas, GO	5.00	2/15/16	829
1,000	El Paso Texas Independent School District, GO, Callable 2/15/09 @ 100 (PSF-GTD)	5.00	2/15/12	1,004
1,130	University of Texas University Revenue, Series B	5.00	8/15/09	1,158

				2,991

	Utah — 3.52%
1,000	Murray City Utah School District, GO, Prerefunded 8/1/11 @ 100	5.00	8/1/13	1,085

	Total Municipal Bonds			30,037

	Money Market Mutual Funds — 1.08%
333,251	SSgA Tax Free Money Market (b)	1.17		333

	Total Money Market Mutual Funds			333

	Total Investments (cost $29,728) — 98.66%			30,370
	Other assets in excess of liabilities — 1.34%			406

	Net Assets — 100.00%			$30,776

(a)	Rate disclosed represents effective yield at purchase.

(b)	Variable Rate Security. The rate reflected in the Portfolio of Investments is the rate in effect on December 31, 2008. The maturity date represents actual maturity date.

ETM — Escrowed to Maturity

FGIC — Financial Guaranty Insurance Company

FSA — Financial Security Assurance, Inc.

GO — General Obligation

MBIA — Municipal Bond Insurance Association

PSF-GTD — Permanent School Fund Guaranteed

Q-SBLF — Qualified School Bond Loan Fund

XLCA — XL Capital Assurance, Inc.

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments — December 31, 2008 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds — 90.37%
	Alabama — 0.21%
$500	Birmingham Alabama Special Care Facilities, Methodist Home for Aging (LOC)	5.00	3/1/14	$500
500	Tuscaloosa Alabama Educational Building Authority Revenue (XLCA)	5.13	8/15/13	516

				1,016

	Alaska — 0.08%
400	Anchorage Alaska, Series A (FGIC)	4.80	4/1/13	402

	Arizona — 2.98%
300	Arizona Health Facilities Authority Hospital Systems Revenue, Phoenix Baptist Hospital & Medical, ETM	6.25	9/1/11	312
9,500	Arizona Health Facilities Authority Revenue, Banner Health, Series B (a)	3.41	1/1/37	3,801
2,510	Maricopa County Arizona Industrial Development Authority (GNMA)	6.05	10/20/36	2,368
100	Navajo County Arizona School District No. 25 Cedar Impact Aid Revenue	4.50	7/1/09	101
345	Navajo County Arizona School District No. 25 Cedar Impact Aid Revenue	4.50	7/1/10	355
365	Navajo County Arizona School District No. 25 Cedar Impact Aid Revenue	4.50	7/1/11	379
380	Navajo County Arizona School District No. 25 Cedar Impact Aid Revenue	4.50	7/1/12	397
395	Navajo County Arizona School District No. 25 Cedar Impact Aid Revenue	4.75	7/1/13	418
250	Navajo County Arizona School District No. 25 Cedar Impact Aid Revenue	5.00	7/1/14	268
335	Navajo County Arizona School District No. 25 Cedar Impact Aid Revenue	5.00	7/1/15	359
250	Oro Valley Arizona Oracle Road Improvement District	5.00	1/1/13	268
470	Pinal County Arizona Individual Development Authority Correctional Facilities, Florence West Prison, Series A (ACA)	3.88	10/1/09	473
145	Pinal County Arizona Certificates of Participation	4.00	12/1/10	148
1,895	Pinal County Arizona Certificates of Participation	5.00	12/1/14	1,994
2,420	Pinal County Arizona Certificates of Participation	5.25	12/1/15	2,565
400	Tucson & Pima Counties Arizona Industrial Development Authorities, Single Family Mortgage Revenue, Mortgage Backed Securities, Series A1, AMT (GNMA/FNMA/FHLMC)	6.00	7/1/21	390

				14,596

	Arkansas — 1.33%
135	Arkansas State Development Finance Authority Revenue, Series A (FSA)	3.75	11/1/17	135
860	Arkansas State, Development Authority Economic Development Revenue, Series B (ADFA/ADED)	4.25	3/1/11	868
530	Arkansas State, Development Authority Economic Development Revenue, Series B (ADFA/ADED)	4.25	3/1/13	531
620	Cabot Arkansas Sales & Use Tax (XLCA)	4.30	12/1/31	497
500	Fayetteville Arkansas Sales & Use Tax, Capital Improvements, Series B (MBIA)	4.00	12/1/15	519
95	Jefferson County Arkansas Health Care & Residential Facilities Board, Single Family Revenue, ETM (FSA)	7.40	12/1/10	101
500	North Little Rock Arkansas Health Facilities Board of Health Care Revenue Baptist Health (CIFG)	4.00	12/1/11	512
1,025	North Little Rock Arkansas Health Facilities Board of Health Care Revenue Baptist Health (CIFG)	4.00	12/1/16	996
220	Springdale Arkansas Sales & Use Tax Revenue (MBIA)	4.00	7/1/16	224
1	Stuttgart Arkansas Public Facilities Board Refunding, Single Family Mortgage, Series B (Private/Verex MTGS)	7.75	9/1/11	1
1,295	Stuttgart Arkansas Sales & Use Tax Revenue (AMBAC)	4.20	10/1/31	1,319
55	Union County Arkansas Residential Housing Facilities Board Revenue, ETM (FHA/VA MTGS)	7.88	10/1/10	58
505	Washington County Arkansas Hospital Revenue Reference Regular Medical Center, Series B	3.88	2/1/10	492
280	Washington County Arkansas Hospital Revenue Reference Regular Medical Center, Series B	5.00	2/1/11	272

				6,525

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — December 31, 2008 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	California — 6.66%
$500	ABAG Finance Authority for Non-Profit Corporations California Insured Certificates of Participation, Rhoda Haas Goldman Plaza	5.13	5/15/15	$500
800	California Education Facilities Authority Revenue, University of San Diego (AMBAC)	4.75	10/1/15	806
1,000	California State Public Works Board Lease Revenue, Department of Forestry & Fire, Series E	5.00	11/1/22	899
4,000	California State Water Resource Development, Series M, GO	4.90	10/1/14	4,001
4,400	California State, Department Water Resources, Central Valley Project	5.25	7/1/22	4,400
100	California State, GO	4.00	2/1/09	100
100	California State, GO	5.00	3/1/09	100
100	California State, GO	6.75	8/1/10	106
250	California State, GO	6.30	9/1/11	269
5,000	California State, GO	5.00	8/1/21	4,895
1,000	California State, GO	5.00	8/1/22	959
250	California State, GO	5.00	11/1/22	240
170	California State, Water Residential Development	5.10	3/1/10	170
220	California Statewide Communities Development Authority, Health Care, Mountain Shadows, Series A (ACA)	4.35	7/1/12	188
1,020	California Statewide Communities Development Authority, Multi-Family, Pioneer Park, Series T, AMT (GNMA)	6.10	12/20/20	959
40	Colton California Redevelopment Agency, ETM (MGIC)	7.25	8/1/11	44
5,415	Contra Costa California Home Mortgage Finance Authority, Zero Coupon, ETM (MBIA) (b)	6.49	9/1/17	3,081
30	Contra Costa County California Multi-Family Housing Revenue, Bollinger Crests Apartments, Series C, AMT (FNMA)	4.85	5/1/11	30
40	Emeryville California Redevelopment Agency, ETM	7.50	9/1/11	43
3,260	Knightsen School District Lease Certificates California, Flexfund Program	4.75	12/1/27	2,900
1,900	Long Beach California Board Finance Authority Revenue, Natural Gas Purchase Revenue, Series B (a)	2.85	11/15/25	836
2,100	Long Beach California Board Finance Authority Revenue, Natural Gas Purchase Revenue, Series B (a)	2.87	11/15/26	924
3,000	Long Beach California Board Finance Authority Revenue, Natural Gas Purchase Revenue, Series B (a)	2.89	11/15/27	1,291
1,405	Manteca California Financing Authority Sewer Revenue, Series B (MBIA)	5.00	12/1/33	1,209
50	Modesto California Irrigation District Certificates of Participation (MBIA)	5.00	10/1/17	54
10	Montclair California Redevelopment Agency Residential Mortgage Revenue, ETM (FNMA/FHA/VA MTGS)	7.75	10/1/11	11
190	Sacramento California Municipal Utilities District Electricity Revenue, Series B, ETM	6.13	6/1/11	197
15	Sacramento California Municipal Utilities District Electricity Revenue, White Rock Project, ETM	6.75	3/1/10	15
65	San Bernardino California Redevelopment Agency, Single Family Residential Mortgage, ETM (FHA/VA/Private MTGS)	7.13	1/1/11	69
2,305	Santa Ana California Financing Authority Revenue, South Harbor Boulevard, Series B (MBIA)	5.13	9/1/19	2,293
110	Turlock California Public Financing Authority	5.25	9/1/15	96
760	Victor California Elementary School District Certificates of Participation (MBIA)	6.45	5/1/18	901

				32,586

	Colorado — 2.56%
65	Arvada Colorado Industrial Development Revenue, AMT (LOC)	5.60	12/1/12	65
120	Arvada Colorado Industrial Development Revenue, AMT (LOC)	5.80	12/1/17	110
1,070	Colorado Educational & Cultural Facilities Authority Revenue (XLCA)	5.00	6/15/14	1,138
2,355	Colorado Educational & Cultural Facilities Authority Revenue (XLCA)	4.10	8/15/14	2,382
2,570	Colorado Housing Finance Authority Single Family Mortgage Revenue, Series A-5, Class III	5.00	11/1/34	2,457

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — December 31, 2008 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Colorado (continued)
$15	Colorado Housing Financial Authority	6.50	5/1/16	$15
15	Colorado Housing Financial Authority (FHA)	5.70	10/1/21	15
75	Colorado Housing Financial Authority, AMT	6.40	11/1/24	73
20	Colorado Housing Financial Authority	6.55	5/1/25	20
750	E-470 Business Metropolitan District Colorado, Prerefunded 12/1/09 @ 100 (ACA)	5.13	12/1/17	776
3,515	EL Paso County Colorado Certificates of Participation, Judicial Complex Project, Series A (AMBAC)	4.00	12/1/19	3,463
40	Greeley Colorado Multi-Family Revenue Housing, Meeker Commons, AMT (GNMA)	5.40	9/20/10	40
1,750	Interlocken Metropolitan District Colorado, Series A (RADIAN)	5.75	12/15/11	1,778
161	University of Colorado Registrants Participation Institutes	6.00	12/1/13	170

				12,502

	Connecticut — 0.53%
740	Connecticut State Health & Educational Facilities Authority Revenue, Griffin Hospital, Series B (RADIAN)	5.00	7/1/15	708
2,040	Connecticut State Health & Educational Facilities Authority Revenue, St. Francis Hospital & Medical Center (RADIAN)	5.50	7/1/17	1,886

				2,594

	Delaware — 0.90%
575	Delaware State Health Facilities Authority Revenue, Beebe Medical Center, Series A	5.25	6/1/09	570
100	Delaware State Health Facilities Authority Revenue, Nanticoke Hospital, Series A (RADIAN)	4.50	5/1/14	94
3,735	Delaware State Housing Authority Revenue, Single Family Mortgage, Series A, AMT (FSA)	5.80	7/1/35	3,641
105	Sussex County Delaware Single Family Mortgage, ETM	7.50	3/1/10	110

				4,415

	District of Columbia — 1.62%
1,910	District of Columbia Housing Finance Agency, Multi-Family Housing Revenue, Azeeze Bates Apartments Project (FHLMC)	4.80	11/1/36	1,502
100	District of Columbia Certificates Participation (AMBAC)	5.25	1/1/09	100
745	District of Columbia Housing Finance Agency, Single Family Mortgage, Series A, AMT (FNMA/GNMA)	6.25	12/1/28	701
215	District of Columbia Revenue, American Association of Advancement of Science (AMBAC)	5.25	1/1/16	217
5,040	District of Columbia, Series B, ETM (FSA)	5.50	6/1/14	5,160
220	District of Columbia, Series B (FSA)	5.50	6/1/14	225

				7,905

	Florida — 6.26%
1,150	Brevard County Florida School Board Certificates of Participation, Series B (FGIC)	5.00	7/1/20	1,154
2,290	Broward County Florida Educational Facilities Authority Revenue, Nova Southeastern, Series B (RADIAN)	6.25	4/1/15	2,375
995	Capital Trust Agency Florida Revenue, Seminole Tribe Convention, Series A, Prerefunded 10/01/12 @ 102 (c)	8.95	10/1/33	1,231
55	Collier County Florida Health Facilities Authority Revenue, Moorings, Inc. Project, Series B, ETM, Callable 10/16/08 @ 100	10.75	12/1/11	65
1,295	Crossings at Fleming Island Community Development District, Florida Utility Revenue, Prerefunded 10/1/09 @ 102	6.75	10/1/25	1,375
2,175	Escambia County Florida Housing Finance Authority, Single Family Mortgage Revenue (FHLMC/GNMA/FNMA)	4.63	10/1/28	1,823
155	Florida State Board of Regents University System (RADIAN)	5.88	5/1/16	158
1,695	Florida State Correctional Facilities Revenue, Custody Recipients	4.00	11/15/15	1,724

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — December 31, 2008 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Florida (continued)
$6,750	Highlands County Florida Health Facilities Authority Revenue, Series A, Prerefunded 11/15/11 @ 101	6.00	11/15/31	$7,554
630	Hillsborough County Florida Educational Facilities Authority Revenue, University of Tampa (RADIAN)	5.75	4/1/18	641
105	Jacksonville Florida Health Facilities Authority Hospital Revenue, Charity Obligation Group, Series C	5.38	8/15/23	108
1,290	Jacksonville Florida Sales Tax Revenue, River City Renaissance Project (FGIC)	5.13	10/1/18	1,290
50	Key West Florida Utilities Board, Electricity Revenue (AMBAC)	9.75	10/1/13	59
1,000	Lakeland Florida Electric & Water Revenue, ETM	5.75	10/1/19	1,109
89	Lee County Florida Justice Center Complex Income Improvement Revenue, Series A (MBIA)	11.13	1/1/11	97
105	Miami Beach Florida Housing Authority Revenue, 1st Mortgage, Elderly Housing, Section 8	6.63	1/15/09	105
500	Miami-Dade County Florida Special Obligation, Zero Coupon (MBIA) (b)	1.45	10/1/35	379
3,940	Oakstead Florida Community Development District Capital Improvement Revenue, Series A, Prerefunded 5/1/12 @ 101	6.88	5/1/33	4,555
1,370	Okaloosa County Florida, Water and Sewer Revenue (FSA)	4.50	7/1/25	1,206
50	Orange County Florida Health Facilities Authority Revenue, Mayflower Retirement Center, ETM	8.75	10/1/09	51
700	Orange County Florida Health Facilities Authority Revenue, Regional Healthcare System, Series D (MBIA)	5.75	10/1/13	718
750	Osceola County Florida Housing Financial Authority Multi-Family Revenue (FHLMC)	4.05	1/1/37	687
115	Palm Beach County Florida Health Facilities Revenue, ETM	9.50	8/1/13	136
1,000	Pinellas County Florida Health Facilities Authority Revenue	5.75	11/15/27	1,145
65	St. Johns County Florida Industrial Development Authority, Series A (MBIA)	5.50	3/1/17	65
1,000	Volusia County Florida Educational Facilities Authority Revenue (RADIAN)	5.00	10/15/25	805

				30,615

	Georgia — 0.55%
5	Clayton County Georgia Housing Authority Multi-Family, AMT (FNMA)	5.75	1/1/13	5
100	Savannah Georgia Economic Development Authority	6.20	10/1/09	101
200	Savannah Georgia Economic Development Authority	6.50	10/1/13	211
2,685	Savannah Georgia Hospital Authority Revenue, St. Joseph/Candler Health System (RADIAN)	5.25	7/1/23	2,368

				2,685

	Hawaii — 0.18%
640	Hawaii State Housing & Community Development Corp., Multi-Family Housing Revenue, Sunset Villas (GNMA)	5.75	1/20/36	597
265	Hawaii State Housing Finance & Development, AMT (FNMA)	5.20	7/1/12	265

				862

	Idaho — 1.41%
110	Caldwell Idaho Urban Renewal Agency Revenue, Series A (RADIAN)	4.00	3/1/15	104
360	Caldwell Idaho Urban Renewal Agency Revenue, Series A (RADIAN)	4.00	3/1/16	333
100	Caldwell Idaho Urban Renewal Agency Revenue, Series A (RADIAN)	5.00	3/1/19	94
100	Caldwell Idaho Urban Renewal Agency Revenue, Series A (RADIAN)	5.00	3/1/22	87
20	Idaho Falls Idaho Electricity Revenue, ETM	6.75	4/1/09	20
1,650	Idaho Housing & Finance Association, Single Family Mortgage Revenue, Series B, Class III	4.60	7/1/28	1,208
1,810	Idaho Housing & Finance Association, Single Family Mortgage Revenue, Series B, Class III, AMT	5.40	7/1/28	1,541
1,600	Idaho Housing & Finance Association, Single Family Mortgage Revenue, Series G, Class III, AMT	4.60	7/1/28	1,210

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — December 31, 2008 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Idaho (continued)
$2,000	Idaho Housing & Finance Association, Single Family Mortgage Revenue, Series H-CL, Class III, AMT	5.00	1/1/28	$1,751
5	Idaho Housing & Financial Assistance, Series Sub-B, AMT	5.65	7/1/09	5
5	Idaho Housing & Financial Assistance, Single Family Mortgage, AMT (FHA/VA MTGS)	5.25	7/1/11	5
20	Idaho Housing & Financial Assistance, Single Family Mortgage, AMT (FHA/VA MTGS)	5.10	7/1/12	20
580	Idaho Housing & Financial Assistance, Single Family Mortgage, Series E, Class III, AMT	5.30	1/1/22	513

				6,891

	Illinois — 5.67%
310	Addison Illinois Single Family Mortgage Revenue, ETM	7.50	4/1/11	334
2,000	Bartlett Illinois Tax Increment Revenue, Senior Lien Quarry Redevelopment Project	5.60	1/1/23	1,398
555	Bolingbrook Illinois Sales Tax Revenue, Zero Coupon (b)	5.75	1/1/15	453
535	Chicago Illinois City Colleges, Chicago Capital Improvement (FGIC)	6.00	1/1/11	563
3,000	Chicago Illinois Increment Allocation Revenue	7.46	2/15/26	2,309
40	Chicago Illinois, Multi-Family Housing Project, AMT (GNMA)	5.35	6/1/09	41
40	Chicago Illinois, Multi-Family Housing Project, AMT (GNMA)	5.45	6/1/10	41
55	Chicago Illinois, Multi-Family Housing Project, AMT (GNMA)	5.50	6/1/11	55
55	Chicago Illinois, Multi-Family Housing Project, AMT (GNMA)	5.55	6/1/12	55
475	Chicago Illinois, O’Hare International Airport Revenue, Second Lien Passenger Facility, Series D (AMBAC)	5.50	1/1/17	486
500	Cicero Illinois Tax Increment, Series A (XLCA)	5.00	1/1/12	479
983	Cortland Illinois Special Tax Revenue, Sheaffer Systems Project	5.50	3/1/17	682
3,586	Gilberts Illinois Special Services Area No. 9 Special Tax	4.40	3/1/25	3,218
2,380	Highland Illinois Retirement Facility Revenue, Faith Care Project, Series A, SUB (GNMA)	5.85	10/20/31	2,267
35	Illinois Development Finance Authority Revenue, Community Rehabilitation Providers	5.38	7/1/09	35
930	Illinois Development Finance Authority Revenue, Community Rehabilitation Providers	5.60	7/1/19	719
310	Illinois Development Financial Authority Revenue, Community Rehabilitation Providers	5.70	7/1/12	288
380	Illinois Educational Facilities Authority Revenue, Art Institute of Chicago	4.25	3/1/34	379
2,125	Illinois Educational Facilities Authority Revenue, Zero Coupon (b)	5.63	7/1/14	1,532
1,250	Illinois Finance Authority Revenue, Metropolis Project	5.00	12/1/24	1,136
900	Illinois Health Facilities Authority Revenue, Covenant Retirement Communities, Series A (RADIAN)	4.60	12/1/12	877
100	Illinois Health Facilities Authority Revenue, Rockford Health System (AMBAC)	5.13	8/15/15	98
645	Illinois Health Facilities Authority Revenue, Sinai Health System (FHA)	3.65	8/15/11	626
1,640	Lake County Illinois Community School District, Zero Coupon (FSA) (b)	6.31	12/1/17	1,130
90	Lake County Illinois Township, High School District No. 113, Highland Park, GO	8.10	12/1/12	109
180	Lake County Illinois, School District No. 109, Series B, GO	6.60	12/15/18	220
2,746	Lakemoor Village Illinois (RADIAN)	5.00	3/1/27	2,358
325	Madison & St. Clair Counties Illinois, School District No. 10 Collinsville, School Building (FGIC)	5.50	2/1/16	350
1,055	Palatine Illinois Tax Increment Revenue (AMBAC)	5.00	1/1/15	1,055
420	Rockford-Concord Commons Housing Finance Corp. Illinois Mortgage Revenue, Concord Commons Project, Series A (FHA)	6.15	11/1/22	420
1,875	Round Lake Beach Illinois Tax Increment Revenue	4.65	12/15/13	1,897
350	Sauk Village Illinois, Tax Increment, Series A (RADIAN)	5.35	12/1/13	375
1,383	Schaumburg Illinois Special Assessment	6.75	12/1/28	1,034
445	Silvas Illinois Mortgage Revenue (FHA)	5.20	8/1/17	464
255	Upper Illinois River Valley Development Authority, Solid Waste Disposal Revenue, AMT	5.90	2/1/14	255

				27,738

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — December 31, 2008 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Indiana — 2.38%
$80	Avon Indiana Municipal Facilities Corp. (AMBAC)	5.00	8/1/09	$81
1,170	Bartholomew County Indiana Building Corp. Revenue	4.38	7/15/18	1,164
1,440	Bartholomew County Indiana Building Corp. Revenue	4.50	7/15/20	1,371
550	Elkhart County Indiana, Corrections Complex Relief (FSA)	4.13	12/1/21	510
80	Indiana Health Facilities Financing Authority, Floyd Memorial Hospital & Health Services	4.95	2/15/09	80
110	Indiana Health Facilities Financing Authority, Kings Daughters Hospital, (Asset GTY)	5.35	8/15/09	111
230	Indiana Health Facilities Financing Authority, Methodist Hospital Indiana, Series A, ETM	5.75	9/1/15	230
385	Indiana Health Facilities Funding Authority Hospital Revenue, Series A, Unrefunded (MBIA)	5.00	11/1/10	388
600	Indiana State Financial Authority Economic Development Revenue, National FFA Organization Project	4.85	1/1/27	400
2,500	IPS Multi-School Building Corp. Indiana (FSA)	4.50	1/15/31	2,141
1,390	Jasper Indiana Hospital Authority, Hospital Facility Revenue, Memorial Hospital Center Project (RADIAN)	5.50	11/1/17	1,409
1,735	Ligonier Indiana Municipal Sewer Works Revenue, Series B	4.75	1/1/23	1,483
125	Mooresville Indiana School Building Corp., First Mortgage (FSA)	5.00	7/15/15	127
2,000	Shelbyville Indiana Central Renovation School Building Corp. Revenue, First Mortgage (MBIA)	5.00	7/15/18	2,126

				11,621

	Iowa — 1.92%
965	Coralville Iowa Urban Renewal Revenue, Series C	5.00	6/1/12	991
1,115	Coralville Iowa Urban Renewal Revenue, Series C	5.00	6/1/14	1,138
500	Coralville Iowa Urban Renewal Revenue, Series C	5.00	6/1/17	492
4,085	Tobacco Settlement Authority Iowa Tobacco Settlement Revenue, Series B	5.60	6/1/35	4,387
1,775	Xenia Rural Water Distribution, Iowa Water Revenue (CIFG)	4.25	12/1/19	1,453
1,400	Xenia Rural Water Distribution, Iowa Water Revenue (CIFG)	4.50	12/1/31	934

				9,395

	Kentucky — 1.75%
3,845	Jefferson County Kentucky Health Facilities Revenue, Alliant Health Systems, ETM (MBIA)	5.13	10/1/27	3,682
300	Lexington-Fayette Urban County Government Kentucky Revenue, Transylvania University Project (MBIA)	5.13	8/1/18	301
115	Louisville Kentucky Riverfront Corp., ETM	5.75	7/1/10	119
140	Louisville Kentucky Water Revenue, ETM	6.13	11/15/13	151
4,400	Marshall County Kentucky Public Property Corp. Revenue, Courthouse Facility Project	5.25	3/1/23	4,322

				8,575

	Louisiana — 2.80%
500	Houma-Terrebonne Public Financing Authority, Louisiana, Single Family Mortgage Revenue, ETM (FHA)	7.30	4/1/10	536
1,050	Louisiana Housing Financial Agency Mortgage Revenue, Multi-Family Section 8- 202, Project A (HUD/FHA)	4.15	12/1/12	1,010
1,155	Louisiana Housing Financial Agency Mortgage Revenue, Multi-Family Section 8- 202, Project A (HUD/FHA)	4.25	12/1/14	1,112
320	Louisiana Local Government Environment Facilities, Community Development Authority Revenue, Jefferson Recreation & Cultural Project (AMBAC)	4.13	4/1/19	310
950	Louisiana Local Government Environmental Facilities Community Development Authority, Series A (AMBAC)	5.20	6/1/17	1,032
1,050	Louisiana Public Facilities Authority Revenue, Baton Rouge General (MBIA)	5.25	7/1/24	982
10,000	Louisiana Public Facilities Authority Revenue, Tulane University Project (MBIA) (a)	2.14	2/15/36	5,491

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — December 31, 2008 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Louisiana (continued)
$80	Louisiana State Health Education Authority, Lease Rent Revenue, Tulane University Medical Center, ETM	7.88	7/1/09	$83
2,926	New Orleans Louisiana Home Mortgage Authority, ETM	6.25	1/15/11	3,150

				13,706

	Maine — 0.04%
175	Maine Finance Authority Revenue, AMT (FSA)	5.20	7/1/18	174
35	Maine State Health Facilities Authority Revenue, Webber Hospital Association Project, ETM (AMBAC)	6.50	5/1/09	36

				210

	Maryland — 0.38%
80	Baltimore County Maryland Mortgage Revenue, Three Garden Village Project, Series A (FHLMC)	4.80	1/1/13	79
750	Maryland State Health & Higher Educational Facility Authority Revenue, Greater Baltimore Medical Center	5.00	7/1/25	639
1,000	Morgan State University Maryland Academic & Auxiliary Fees Revenue (MBIA)	6.05	7/1/15	1,130
10	Prince Georges County Maryland Housing Authority, Single Family Mortgage Revenue, Series A, SUB, AMT (FNMA/GNMA/FHLMC)	5.89	8/1/32	10

				1,858

	Massachusetts — 1.57%
95	Boston Massachusetts Revenue, Deutsches Altenheim, Inc., Series A (FHA)	5.95	10/1/18	98
335	Massachusetts State Development Finance Agency Revenue, Series A (GNMA)	6.70	10/20/21	395
2,500	Massachusetts State Health & Educational Facilities Authority Revenue, Civic Investments, Series A, Prerefunded 12/15/12 @ 102 (GTY AGMT)	9.00	12/15/15	2,899
2,670	Massachusetts State Health & Educational Facilities Authority Revenue, Massachusetts General Hospital, Series F (AMBAC)	6.25	7/1/12	2,856
530	Massachusetts State Housing Finance Agency (Asset GTY)	4.85	9/1/13	527
25	Massachusetts State Housing Finance Agency, Housing Revenue, Series A, AMT (MBIA)	6.13	12/1/11	25
395	Massachusetts State Industrial Finance Agency, Revenue Bond, Retirement Facility, AMT (GNMA)	5.30	6/20/19	388
500	Massachusetts State Turnpike Authority, Metro Highway System Revenue, Series A	5.00	1/1/11	501

				7,689

	Michigan — 3.08%
500	Detroit/Wayne County Michigan Stadium Authority (FGIC)	5.25	2/1/09	501
210	Grand Rapids Charter Township Michigan	5.20	7/1/14	204
1,435	Kalamazoo Michigan Hospital Finance Authority Hospital Facilities Revenue, Borgess Medical Center, Series A, ETM (FGIC)	5.00	6/1/13	1,509
285	Livonia Michigan Municipal Building Authority (AMBAC)	4.00	5/1/16	292
250	Livonia Michigan Municipal Building Authority (AMBAC)	4.00	5/1/18	251
2,715	Michigan Municipal Board Authority Revenue, School Loan, Series A	5.25	12/1/11	2,892
2,120	Michigan State Hospital Finance Authority Revenue, Mercy Health Services, Series W, ETM, Callable 3/23/09 @ 100.5 (FSA)	5.25	8/15/22	2,124
1,275	Michigan State Hospital Finance Authority Revenue, Series P, ETM (MBIA)	5.38	8/15/14	1,404
4,300	Michigan State Hospital Finance Authority Revenue, St. John Hospital & Medical Center, ETM (AMBAC)	5.25	5/15/13	4,300
220	Michigan State Hospital Finance Authority Revenue, St. John Hospital, Series A, ETM (MBIA-IBC)	6.00	5/15/13	232
60	Michigan State Hospital Financial Authority Revenue, Harper-Grace Hospitals, ETM	7.13	5/1/09	61

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — December 31, 2008 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Michigan (continued)
$775	Michigan State Housing Development Authority, Series A, AMT (FNMA)	4.25	12/1/12	$752
540	Michigan State Strategic Fund Limited Obligation Revenue, Dow Chemical Project, Series A	5.50	12/1/28	482
70	Saginaw Michigan Hospital Finance Authority, ETM	7.50	11/1/10	73

				15,077

	Minnesota — 0.16%
100	Eden Prairie Minnesota, Multi-Family Housing Revenue, Rolling Hills Project (GNMA)	6.15	8/20/31	103
60	Moorhead Minnesota Residential Mortgage Revenue, ETM	7.10	8/1/11	65
640	White Earth Band of Chippewa Indians Minnesota Revenue, Series A (ACA)	7.00	12/1/11	636

				804

	Mississippi — 0.39%
45	Corinth & Alcorn County Mississippi Hospital Revenue	5.13	10/1/10	43
980	Corinth & Alcorn County Mississippi Hospital Revenue, Series A	5.50	10/1/21	729
700	Jackson Mississippi Housing Authority, AMT	5.30	4/1/19	639
505	Lincoln County Mississippi Hospital Revenue (Asset GTY)	5.50	4/1/18	500

				1,911

	Missouri — 2.28%
40	Bridgeton Missouri Industrial Development (GNMA)	5.25	12/20/19	40
545	Grandview Missouri Certificate Participation (FGIC)	5.25	1/1/18	563
1,630	I470 & 350 Transportation Development District Missouri Transportation Sales Tax Revenue, Refunded & Improvement (RADIAN)	4.60	6/1/29	1,506
650	Kansas City Missouri Industrial Development Authority, Multi-Family Housing Revenue, Walnut Grove Apartments, Section 8 Assisted, Series A, AMT	6.55	12/15/15	637
230	Missouri State Development Financing Board, Recreational Facilities, YMCA Greater St. Louis Project, Series A (LOC)	4.90	9/1/10	230
250	Missouri State Health & Educational Facilities Authority Revenue, Jefferson Memorial Hospital (RADIAN)	4.13	8/15/12	250
5,800	Missouri State Housing Development Commission Single-Family Mortgage Revenue, Home Ownership Loan Program, Series D, AMT (GNMA/FNMA)	5.55	9/1/34	5,538
195	Olive Boulevard Transportation Development District Missouri, Transportation Sales Tax	4.50	10/1/22	172
360	St. Charles County Missouri Health Care, AMT (LOC)	5.40	11/15/16	361
885	Taney County Missouri, Certificates of Participation (MBIA)	4.00	4/1/19	808
1,000	Taney County Missouri, Certificates of Participation (MBIA)	4.00	4/1/20	889
100	Taney County Missouri, Certificates of Participation (MBIA)	4.13	4/1/21	88
75	Taney County Missouri, Certificates of Participation (MBIA)	4.13	4/1/22	65

				11,147

	Montana — 0.27%
1,250	Montana Facilities Finance Authority Revenue, Benefits Health System (Assured GTY)	5.00	1/1/13	1,320

	Nebraska — 0.72%
390	Clay County Nebraska, AMT (LOC)	5.25	3/15/14	382
220	Clay County Nebraska Industrial Development Revenue, AMT (LOC)	4.75	3/15/09	220
905	Douglas County Nebraska Hospital Authority, No. 002 Revenue (AMBAC)	4.75	12/15/12	906
40	Fillmore County Nebraska Industrial Development Revenue, AMT (LOC)	5.00	12/1/11	39
50	Fillmore County Nebraska Industrial Development Revenue, AMT (LOC)	5.20	12/1/13	48
475	Nebraska Educational Finance Authority Revenue, Dana College, Series D	5.45	3/15/30	255
765	Nebraska Educational Finance Authority Revenue, Dana College, Series D	5.55	3/15/35	399
1,030	Nebraska Educational Financial Authority Revenue, Series A	5.50	3/15/20	678
1,000	Nebraska Educational Financial Authority Revenue, Series A	5.50	3/15/25	585

				3,512

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — December 31, 2008 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Nevada — 0.10%
$20	Nevada Housing Division, AMT (FNMA)	5.50	10/1/09	$20
445	Nevada Housing Division, Multi-Unit Housing, Lake Vista Project, Series A, AMT (LOC)	5.20	10/1/18	399
5	Nevada Housing Division, Single Family Mortgage (FHA/ VA/ Private MTGS)	5.45	4/1/10	5
10	Nevada Housing Division, Single Family Mortgage (FHA/ VA MTGS)	4.95	4/1/12	10
35	Nevada Housing Division, Single Family Mortgage, Series C-1	5.60	4/1/17	35

				469

	New Hampshire — 0.41%
500	New Hampshire Health & Educational Facilities Authority Revenue, Portsmouth Academy (ACA)	5.00	7/1/13	461
495	New Hampshire Higher Education & Health Facilities, Franklin Pierce College (ACA)	5.00	10/1/09	500
1,200	New Hampshire Higher Education & Health Facilities, Franklin Pierce College (ACA)	5.13	10/1/13	1,034

				1,995

	New Jersey — 3.70%
75	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/09	76
80	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/10	83
80	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/11	86
85	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/12	93
90	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/13	100
90	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/14	101
95	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/15	107
100	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/16	113
105	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/17	119
105	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/18	118
110	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/19	122
115	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/20	126
120	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/21	130
125	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/22	133
130	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/23	138
135	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/24	142
140	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/25	147
145	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/26	151
150	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/27	156
160	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/28	165
170	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/29	174
175	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/30	178
185	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/31	188
10	Bergen County New Jersey Utilities Authority, ETM	6.40	12/15/09	10
719	Berkeley Township New Jersey General Obligation (AMBAC)	4.50	7/1/20	715
2,190	Casino Reinvestment Development Authority, New Jersey Hotel Room Fee Revenue (AMBAC)	5.00	1/1/13	2,265
7,555	Casino Reinvestment Development Authority, New Jersey Revenue, Series A (MBIA)	5.00	6/1/16	7,891
200	Essex County New Jersey Utilities Authority (FSA)	4.80	4/1/14	201
50	Glouchester County New Jersey Improvement Authority, AMT (County GTY)	5.00	11/1/10	50
1,150	Middlesex County New Jersey Utilities Authority, Sewage Revenue, Series A (MBIA)	6.25	8/15/10	1,178
135	Moorestown Township New Jersey Fire District No. 1	4.00	10/1/10	140
1,500	New Jersey Economic Development Authority Revenue, First Mortgage, Far Hills Country Day School	4.40	9/1/24	1,362
500	New Jersey Economic Development Authority Revenue, Series A	6.38	4/1/31	603

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — December 31, 2008 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	New Jersey (continued)
$100	New Jersey Health Care Facilities Financing Authority Revenue, Jersey City Medical Center (AMBAC/FHA)	4.80	8/1/21	$100
305	New Jersey State Housing & Mortgage Finance Agency Revenue, AMT (MBIA)	5.40	10/1/20	304
145	New Jersey State Turnpike Authority, Turnpike Revenue, ETM	5.70	5/1/13	156
175	Passaic County New Jersey, GO (FSA)	5.00	9/15/12	176

				18,097

	New Mexico — 0.27%
1,300	Bernalillo County New Mexico Gross Receipts Tax Revenue (AMBAC)	4.00	6/15/14	1,318

	New York — 5.34%
125	Albany New York Housing Authority, Housing Revenue, Lark Drive Association Project, AMT (LOC)	5.20	12/1/13	119
110	Albany New York Housing Authority, Housing Revenue, Lark Drive Association Project, AMT (LOC)	5.40	12/1/18	98
335	Albany New York Housing Authority, Housing Revenue, Lark Drive Association Project, AMT (LOC)	5.50	12/1/28	257
315	Albany New York Industrial Development Agency, Civic Facilities Revenue, Albany College Pharmacy Project A	4.00	12/1/09	306
185	Albany New York Industrial Development Agency, Civic Facilities Revenue, Albany College Pharmacy Project A	4.00	12/1/10	174
115	Capital District Youth Center New York (LOC)	6.00	2/1/17	114
895	East Rochester New York Housing Authority Revenue, Gates Senior Housing Project (GNMA)	6.13	4/20/43	905
900	East Rockaway New York Union Free School District General Obligation (FSA)	4.50	7/1/18	940
760	East Rockaway New York Union Free School District General Obligation (FSA)	4.50	7/1/20	771
765	East Rockaway New York Union Free School District General Obligation (FSA)	4.50	7/1/21	763
500	Long Island Power Authority New York Electrical Systems Revenue, Series B	5.00	6/1/11	524
760	New York State Dormitory Authority Lease Revenue, Court Facilities, Series A	5.25	5/15/11	798
2,285	New York State Dormitory Authority Lease Revenue, Court Facilities, Series A	5.75	5/15/14	2,474
10,000	New York State Dormitory Authority Revenue (FHA)	4.70	2/15/35	7,625
715	New York State Dormitory Authority Revenue, Hunts Point Multi-Service Center (SONYMA)	5.63	7/1/22	723
95	New York State Dormitory Authority Revenue, Lutheran Social Services (AMBAC/FHA)	5.13	2/1/18	95
3,670	New York State Dormitory Authority Revenue, Norwegian Christian Home & Health Center (MBIA/FHA)	6.10	8/1/41	3,629
895	New York State Dormitory Authority Revenue, Series C	7.50	7/1/10	937
475	New York State Housing Finance Agency Revenue, Multi-Family Housing, Northfield Apartment, Series A (SONYMA)	4.30	8/15/14	462
1,590	New York State Housing Finance Agency Revenue, St. Philips Housing, Series A (FNMA)	4.05	11/15/16	1,482
2,200	New York State Housing Finance Agency Revenue, St. Philips Housing, Series A, AMT (FNMA)	4.50	11/15/27	1,605
300	New York State Urban Development Corp. Revenue, Community Enhancement Facilities, Prerefunded 4/1/09 @ 101 (AMBAC)	5.13	4/1/12	306
300	Oneida County New York Industrial Development Agency Revenue, Civic Facilities- Mohawk Valley, Series A (FSA)	5.00	1/1/13	305
245	Oneida County New York Industrial Development Agency Revenue, Civic Facilities- Mohawk Valley, Series A (FSA)	5.00	1/1/13	246
100	Onondaga County New York Industrial Development Agency, Civic Facilities Revenue, Lemoyne College, Series A	5.50	3/1/14	101
85	Schenectady New York Industrial Development Agency, Civic Facilities Revenue, Schaffer Heights (GNMA)	5.25	11/1/10	85

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — December 31, 2008 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	New York (continued)
$200	Triborough Bridge & Tunnel Authority New York Revenue, General Purposes, Series A (General Obligation of Authority)	5.20	1/1/20	$201
75	Triborough Bridge & Tunnel Authority New York, Convention Center Project, Series E	7.25	1/1/10	77

				26,122

	North Carolina — 0.46%
10	Asheville North Carolina Housing Development Corp., First Lien Revenue, Section 8 Assisted, Asheville Gardens, Prerefunded 11/1/09 @ 100	10.50	5/1/11	11
1,125	New Hanover County North Carolina Certificates of Participation, Series B (AMBAC)	5.00	9/1/16	1,257
990	North Carolina Medical Care Community Revenue, Health Care, Series A	4.65	10/1/14	904
90	North Carolina Medical Care Community Revenue, North Carolina Housing Foundation, Inc. (ACA)	6.00	8/15/10	88

				2,260

	North Dakota — 0.73%
1,250	Fargo North Dakota Health Systems Revenue, Meritcare Hospital, Group A (MBIA)	5.60	6/1/13	1,257
1,650	Fargo North Dakota Health Systems Revenue, Meritcare Hospital, Group A (MBIA)	5.55	6/1/16	1,655
110	North Dakota State Housing Finance Agency Revenue, Home Mortgage Finance, Series E, AMT	4.85	7/1/11	109
110	North Dakota State Housing Finance Agency Revenue, Home Mortgage Finance, Series E, AMT	4.95	1/1/12	108
190	North Dakota State Housing Finance Agency Revenue, Series D, AMT	4.85	7/1/11	187
180	North Dakota State Housing Finance Agency Revenue, Series D, AMT	4.95	1/1/12	175
75	North Dakota State Housing Finance Agency Revenue, Series D, AMT	5.00	1/1/13	72

				3,563

	Ohio — 2.95%
1,000	Akron Bath Copley Ohio Joint Township Hospital District Revenue, Hospital Facilities, Summa Health System, Series A (RADIAN)	5.00	11/15/12	1,014
500	Akron Bath Copley Ohio Joint Township Hospital District Revenue, Hospital Facilities, Summa Health System, Series A (RADIAN)	5.25	11/15/14	506
155	Hancock County Ohio, Multi-Family Revenue, Crystal Glen Apartments, Series C, AMT (FHLB)	5.05	1/1/10	151
575	Knox County Ohio Hospital Facilities Revenue, Knox Community Hospital (Asset GTY)	5.00	6/1/12	596
990	Mahoning County Ohio Hospital Facilities Revenue, Western Reserve Care System, ETM (MBIA)	5.50	10/15/25	1,056
155	Ohio Capital Corp. for Housing, Mortgage Revenue, Georgetown Village Ltd., Section 8 Assisted Project (FHA)	6.63	7/1/22	155
2,320	Ohio Housing Finance Agency Mortgage Revenue (GNMA/FNMA)	5.80	9/1/22	2,223
500	Ohio State Higher Education Facility Revenue, Mount Union College Project	5.25	10/1/21	507
3,500	Ohio State Higher Education Facility Revenue, Kenyon College Project	4.70	7/1/37	3,639
250	Ohio State Higher Education Facility Revenue, Kenyon College Project	4.95	7/1/37	261
780	Port of Greater Cincinnati Ohio Development Authority, Economic Development Revenue	5.00	10/1/25	558
30	Sandusky County Ohio Health Care Facilities Revenue (FNMA)	5.15	7/1/09	30
210	Stark County Ohio Health Care Facility Review (GNMA)	5.30	7/20/18	210
230	Stark County Ohio Health Care Facility Review (GNMA)	5.35	7/20/23	218
630	Summit County Ohio Port Authority, Building Fund Progress Development Revenue, Twinsburg Township Project, Series D	5.13	5/15/25	421
2,000	Summit County Ohio Port Authority, Multi-Family Housing Revenue, Edgewood Apartments Project, AMT (LOC)	4.25	5/1/10	2,003
1,000	University of Toledo Ohio, General Receipts Bonds, Series A (AMBAC)	4.50	6/1/30	859

				14,407

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — December 31, 2008 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Oklahoma — 1.88%
$430	Canadian County Oklahoma Home Financing Authority, Single Family Mortgage, Series A (GNMA)	6.79	9/1/32	$437
75	Grady County Oklahoma Industrial Authority, Lease Revenue, Correctional Facilities (MBIA)	5.38	11/1/09	76
1,975	Sallisaw Oklahoma Municipal Authority Revenue (XLCA)	4.38	1/1/18	1,848
520	Tulsa Oklahoma Industrial Authority Tax Apportionment, Series B	7.30	7/1/16	463
1,650	Tulsa Oklahoma Industrial Authority Tax Apportionment, Series B	7.35	1/1/17	1,487
5,830	Tulsa Oklahoma Industrial Authority Tax Apportionment, Series B	7.61	7/1/21	4,896

				9,207

	Pennsylvania — 15.05%
260	Allegheny County Pennsylvania Hospital Development Authority Revenue (MBIA)	5.00	11/1/23	248
125	Allegheny County Pennsylvania Hospital Development Authority Revenue, Pittsburgh Mercy Health System, ETM (AMBAC)	5.50	8/15/10	126
1,410	Allegheny County Pennsylvania Hospital Development Authority Revenue, Series B, Prerefunded 11/15/10 @ 102	9.25	11/15/15	1,584
5,750	Allegheny County Pennsylvania Hospital Development Authority Revenue, UPMC, Series A-1, Callable 2/1/13 @ 100 (a)	2.96	2/1/37	2,778
20	Allegheny County Pennsylvania Hospital UPMC, ETM	6.75	7/1/10	21
110	Allegheny County Pennsylvania Residential Finance Authority, Single Family Mortgage, Series DD-2, AMT (GNMA)	4.95	5/1/09	111
1,435	Allegheny County Pennsylvania Residential Finance Authority, Single Family Mortgage, Series KK-2, SUB, AMT (GNMA)	5.75	5/1/33	1,256
25	Allegheny County Pennsylvania, Single Family Mortgage (GNMA)	5.20	5/1/17	26
90	Beaver County Pennsylvania Industrial Development Authority (GNMA)	4.85	5/20/10	91
750	Cambria County Pennsylvania, GO (FGIC)	5.50	8/15/16	730
1,420	Chester County Pennsylvania Health & Education Facilities Authority Revenue, Devereux Foundation	5.00	11/1/23	1,197
395	Chester County Pennsylvania Health & Education Facilities Authority Revenue, Devereux Foundation	5.00	11/1/24	328
70	Chester County Pennsylvania Health & Education Finance Authority, Immaculata College	5.13	10/15/09	70
95	Chester County Pennsylvania Health & Education Finance Authority, Immaculata College	5.30	10/15/11	95
1,300	Chester County Pennsylvania Industrial Development Authority Revenue, Collegium Charter School Project, Series A (ACA)	4.00	4/15/13	1,058
1,255	Chester Pennsylvania Guaranteed Host Community Revenue, Series B (ACA)	5.80	12/1/13	1,146
1,525	Chester Upland School District Pennsylvania	4.00	5/15/11	1,550
1,240	Chester Upland School District Pennsylvania	4.20	5/15/13	1,257
1,065	Chester Upland School District Pennsylvania (XLCA)	4.90	9/15/17	1,130
1,405	Chester Upland School District Pennsylvania (XLCA)	4.95	9/15/18	1,468
125	Claysburg Kimmel Pennsylvania School District (FGIC)	3.38	1/15/13	126
135	Claysburg Kimmel Pennsylvania School District (FGIC)	3.50	1/15/14	136
145	Claysburg Kimmel Pennsylvania School District (FGIC)	3.60	1/15/15	146
545	Claysburg Kimmel Pennsylvania School District (FGIC)	3.90	1/15/18	548
290	Claysburg Kimmel Pennsylvania School District (FGIC)	4.00	1/15/20	291
45	Coatesville Pennsylvania Water Revenue, ETM	6.25	10/15/13	49
840	Delaware County Pennsylvania Authority College Revenue, Eastern College, Series B	5.50	10/1/19	669
270	Delaware County Pennsylvania Authority Health Care Revenue, Mercy Health Corp., Series A, ETM	5.13	11/15/12	270
885	Delaware County Pennsylvania Authority Health Facilities Revenue, Mercy Health Corp. Project, ETM	5.75	12/15/20	960

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — December 31, 2008 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Pennsylvania (continued)
$1,050	Delaware County Pennsylvania Authority Hospital Revenue, Chester Medical Center (RADIAN)	5.00	12/15/11	$1,070
1,105	Delaware County Pennsylvania Authority Hospital Revenue, Chester Medical Center (RADIAN)	5.00	12/15/12	1,120
1,155	Delaware County Pennsylvania Authority Hospital Revenue, Chester Medical Center (RADIAN)	5.00	12/15/13	1,164
1,215	Delaware County Pennsylvania Authority Hospital Revenue, Chester Medical Center (RADIAN)	5.00	12/15/14	1,214
200	Delaware County Pennsylvania Authority Revenue, Dunwoody Village Project, Prerefunded 4/1/10 @ 100	6.25	4/1/30	212
750	Delaware County Pennsylvania Authority, 1st Mortgage Revenue, White Horse Village Project, Series A, Prerefunded 7/1/10 @ 101	7.63	7/1/30	823
11,325	Delaware Valley Pennsylvania Regional Finance Authority, Local Government Revenue, Series A (AMBAC)	5.50	8/1/28	11,073
8,000	Delaware Valley Pennsylvania Regional Finance Authority, Local Government Revenue, Series C (a)	2.23	6/1/37	3,841
200	Erie Pennsylvania Higher Education Building Authority, College Revenue, Gannon University Project	5.20	7/15/16	174
85	Greene County Pennsylvania Industrial Development Authority, Monongahela Power Co., Series B (MBIA)	5.10	2/1/12	86
250	Lancaster Pennsylvania Higher Education Authority College Revenue, Franklin & Marshall College	5.00	4/15/23	248
250	Lancaster Pennsylvania School District, Series A (FSA)	4.13	6/1/21	233
280	Lehigh County Pennsylvania General Purpose Authority Revenues, Good Shepherd Group, Series A	4.00	11/1/09	284
6,000	Lehigh County Pennsylvania General Purpose Authority Revenues, St. Lukes Hospital Bethlehem (a)	2.46	8/15/42	2,400
305	McKeesport Pennsylvania Area School District, ETM (FSA)	5.00	4/1/13	320
235	Mifflin County Pennsylvania Hospital Authority, Lewiston Hospital (Asset GTY)	5.50	7/1/12	254
1,300	Montgomery County Pennsylvania Higher Education & Health Authority Revenue, Arcadia University (RADIAN)	5.00	4/1/21	1,191
1,800	Montgomery County Pennsylvania Industrial Development Authority Revenue, Series A (MBIA)	5.00	11/1/10	1,871
90	Northampton County Pennsylvania Higher Education Authority Revenue College, Moravian College (RADIAN)	4.70	7/1/12	91
190	Pennsylvania Housing Finance Agency, Rental Housing, Zero Coupon, AMT (a)	5.25	4/1/30	151
2,350	Pennsylvania Housing Finance Agency, Residential Development Section, Series 8-A, Callable 1/1/12 @ 100	5.25	1/1/24	2,277
50	Pennsylvania State Higher Education Facilities, Health Services, (MBIA)	5.88	11/15/21	39
680	Pennsylvania State Higher Educational Facilities Authority Revenue (RADIAN)	5.25	11/1/18	685
5,545	Pennsylvania State Higher Educational Facilities Authority Revenue, Foundation for Indiana University, Series A (XLCA) (a)	3.05	7/1/17	3,609
800	Pennsylvania State Higher Educational Facilities Authority Revenue, Philadelphia University, Series A	5.00	6/1/15	718
740	Pennsylvania State Higher Educational Facilities Authority, Health Services Revenue (MBIA)	5.60	11/15/09	746
1,400	Pennsylvania State Higher Educational Facilities Authority, Health Services Revenue (MBIA)	5.70	11/15/11	1,350
100	Pennsylvania State Higher Educational Facilities Authority, Health Services Revenue, Allegheny Delaware Valley Obligation Group (MBIA)	5.60	11/15/09	100
310	Pennsylvania State Higher Educational Facilities Authority, Health Services Revenue, Allegheny Delaware Valley Obligation Group (MBIA)	5.88	11/15/16	278

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — December 31, 2008 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Pennsylvania (continued)
$145	Pennsylvania State Higher Educational Facilities, Gwynedd-Mercy College (Asset GTY)	4.55	11/1/09	$149
205	Pennsylvania State Higher Educational Facilities, Gwynedd-Mercy College (Asset GTY)	4.65	11/1/10	211
200	Pennsylvania State Higher Educational Facilities, Gwynedd-Mercy College (Asset GTY)	4.90	11/1/12	206
135	Pennsylvania State Higher Educational Facilities, Gwynedd-Mercy College (Asset GTY)	5.00	11/1/13	139
350	Pennsylvania State Higher Educational Facilities, Health Services (MBIA)	5.88	11/15/18	297
1,000	Pennsylvania State Higher Educational Facilities, St. Joseph’s University (RADIAN)	5.25	12/15/17	946
1,000	Pennsylvania State Higher Educational Facilities, St. Joseph’s University (RADIAN)	5.25	12/15/18	922
500	Pennsylvania State Higher Educational Facilities, University of the Arts (Asset GTY)	5.50	3/15/13	508
375	Pennsylvania State Higher Educational Facilities, Widener University	3.45	7/15/10	377
1,455	Philadelphia Pennsylvania Airport Authority Revenue, AMT (FGIC)	5.38	6/15/12	1,459
60	Philadelphia Pennsylvania Authority for Industrial Development	5.00	8/15/09	59
705	Philadelphia Pennsylvania Authority for Industrial Development, Arbor House, Inc. Project, Series E	6.10	7/1/33	459
55	Philadelphia Pennsylvania Authority for Industrial Development, Jeanes Physicians’ Office	9.38	7/1/10	54
620	Philadelphia Pennsylvania Authority for Industrial Development, Senior Living Revenue, Reider House Project, Series A	6.10	7/1/33	404
585	Philadelphia Pennsylvania Authority for Industrial Development, Senior Living Revenue, Saligman House Project, Series C	6.10	7/1/33	381
70	Philadelphia Pennsylvania Authority Industrial Development Revenue, Simpson House Project	5.00	8/15/10	67
60	Philadelphia Pennsylvania Authority Industrial Development Revenue, Simpson House Project	5.10	8/15/11	56
250	Philadelphia Pennsylvania Hospitals & Higher Education Facilities Authority Revenue, Jefferson Health Systems, Series A	5.00	5/15/10	251
2,500	Philadelphia Pennsylvania Hospitals & Higher Education Facilities Authority Revenue, Jefferson Health Systems, Series A (AMBAC)	5.13	5/15/18	2,507
800	Philadelphia Pennsylvania Hospitals & Higher Education Facilities, Health Systems, Series A (FHA)	5.38	1/1/28	712
950	Philadelphia Pennsylvania Municipal Authority Revenue, Series B (FSA)	5.25	11/15/15	971
1,000	Philadelphia Pennsylvania Parking Authority, Parking Revenue (FSA)	5.63	9/1/14	1,014
130	Philadelphia Pennsylvania Redevelopment Authority Housing Revenue, Multi-Family (FHA)	5.45	2/1/23	130
840	Pittsburgh Pennsylvania Urban Redevelopment Authority, Multi-Family Mortgage Revenue (GNMA)	5.35	12/20/26	777
730	Pittsburgh Pennsylvania Urban Redevelopment Authority, Multi-Family Mortgage Revenue (GNMA)	5.35	12/20/26	674
35	Pittsburgh Pennsylvania Urban Redevelopment Authority, Series C, AMT (GNMA/FNMA)	5.95	10/1/29	31
310	Potter County Pennsylvania Hospital Authority Revenue, Charles Cole Memorial Hospital (RADIAN)	5.95	8/1/16	310
50	Rose Tree Media Pennsylvania School District (FGIC)	4.40	2/15/11	50
250	Scranton-Lackawanna Pennsylvania Health & Welfare Authority Revenue (FGIC)	5.13	7/1/16	239
1,000	St. Mary Hospital Authority, Pennsylvania Health System Revenue, Catholic Health East, Series B	5.38	11/15/34	1,151
25	Suburban Lancaster Pennsylvania Sewer Authority Revenue, ETM	5.40	1/1/11	26
165	Williamsport Pennsylvania Housing Authority, Multi-Family (FHA/MBIA)	5.25	1/1/15	163
500	York County Pennsylvania Industrial Development Authority Water Facilities Revenue, York Water County Project	3.60	5/15/09	503
280	York County Pennsylvania Industrial Development Authority, Water Facilities Revenue	3.75	6/1/10	275
35	York Pennsylvania Housing Corp., Mortgage Revenue, Series A	6.88	11/1/09	35
35	York Township Pennsylvania Water & Sewer, ETM	6.00	8/1/13	38

				73,638

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — December 31, 2008 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Puerto Rico — 0.04%
$215	University of Puerto Rico Revenues	5.50	6/1/12	$215

	Rhode Island — 0.29%
105	Providence Rhode Island Housing Authority, Multi-Family Revenue, Lockwood Plaza Project, AMT (FNMA)	5.70	9/1/16	101
105	Providence Rhode Island Housing Authority, Multi-Family Revenue, Lockwood Plaza Project, AMT (FNMA)	5.70	9/1/17	100
110	Providence Rhode Island Housing Authority, Multi-Family Revenue, Lockwood Plaza Project, AMT (FNMA)	5.70	9/1/18	104
120	Providence Rhode Island Housing Authority, Multi-Family Revenue, Lockwood Plaza Project, AMT (FNMA)	5.70	9/1/19	113
125	Providence Rhode Island Housing Authority, Multi-Family Revenue, Lockwood Plaza Project, AMT (FNMA)	5.70	9/1/20	117
130	Providence Rhode Island Housing Authority, Multi-Family Revenue, Lockwood Plaza Project, AMT (FNMA)	5.70	9/1/21	120
630	Rhode Island State Economic Development Corp. Revenue, Providence Place Mall (RADIAN)	5.75	7/1/10	646
165	Rhode Island State Health & Educational Building Corp. Revenue, Capital Appreciation Higher Education, Project B, Zero Coupon (BIG) (b)	5.65	11/1/12	134

				1,435

	South Carolina — 0.46%
1,020	Columbia South Carolina Water & Sewer, ETM	7.75	1/1/11	1,077
1,250	Lee County South Carolina School Facilities, Inc., Installment Purpose Revenue, Series 2006 (RADIAN)	6.00	12/1/20	1,185

				2,262

	South Dakota — 0.12%
500	Heartland Consumers Power District South Dakota Electric Revenue, ETM	6.38	1/1/16	560

	Tennessee — 0.83%
25	Greenville Tennessee Health & Educational Facilities, ETM	8.70	10/1/09	25
250	Johnson City Tennessee Health & Education, ETM	7.00	7/1/11	267
1,745	Metro Government Nashville & Davidson County Tennessee, Health & Education Facilities Board (RADIAN)	5.10	8/1/16	1,461
1,100	Metro Government Nashville & Davidson County Tennessee, Water & Sewer Revenue (FGIC)	7.70	1/1/12	1,187
1,115	Tennessee State School Board Authority, Series B, ETM	5.00	5/1/09	1,128

				4,068

	Texas — 4.55%
910	Bexar County Texas Housing Finance Corp., Multi-Family Housing Revenue, Perkin Square Project, Series A-1, (GNMA)	6.55	12/20/34	920
285	Bexar County Texas Revenue Project (MBIA)	5.75	8/15/22	302
187	Blanket Texas Independent School District, Public Facility Corp. Lease Revenue	5.90	1/1/10	187
100	Brazoria County Texas Municipal Utilities District No. 6 (RADIAN)	7.00	9/1/09	103
190	Brenham Texas, Certificates of Obligation (FSA)	5.38	8/15/15	201
93	Capital Area Housing Finance Corp. Mortgage Revenue, IDK Partners II, Class A	6.50	11/1/19	95
295	Dallas Texas, GO	5.13	2/15/12	296
320	Danbury Higher Education Authority Revenue, George Gervin Youth Center, Series A (ACA)	5.25	2/15/10	324
75	Garland Texas, Certificates of Obligation	5.75	2/15/18	75
500	Greater Greenspoint Texas Redevelopment Authority Tax Increment Contract (RADIAN)	5.25	9/1/10	511
120	Harris County Texas Hospital District Mortgage Revenue (MBIA)	7.40	2/15/10	121
230	Harris County Texas Housing Finance Corp., Multi-Family Housing Revenue, Copperwood Ranch Apartments, Series A, SUB, AMT (AMBAC)	4.85	12/1/12	229

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — December 31, 2008 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Texas (continued)
$120	Harris County Texas Municipal Utilities District No. 368 (RADIAN)	7.00	9/1/14	$128
294	Heart of Texas Housing Financial Corp., Waco Parkside Village, Multi-Family Housing, AMT (GNMA)	7.40	9/20/35	299
65	Houston Texas Apartment Systems Revenue, ETM	7.60	7/1/10	68
200	Houston Texas Sewer System Revenue, ETM, Callable 4/1/09 @ 100 (MBIA)	9.38	10/1/13	237
400	Lubbock Texas Health Facility Revenue (GNMA)	5.88	3/20/37	373
1,730	North Texas Health Facilities Development Corp. Hospital Revenue, United Regional Health Care Systems, Inc. Project (MBIA)	5.00	9/1/14	1,732
3	Odessa Texas Housing Finance Corp. Single Family (FNMA)	8.45	11/1/11	3
15	Panhandle Texas Regulation Housing Finance, AMT (GNMA)	7.50	5/1/24	15
620	Red River Texas, Education Financial Revenue, Reference Hockaday School Project	4.10	5/15/17	620
525	Red River Texas, Education Financial Revenue, Reference Hockaday School Project	4.13	5/15/18	518
805	Red River Texas, Education Financial Revenue, Reference Hockaday School Project	4.20	5/15/19	780
845	Red River Texas, Education Financial Revenue, Reference Hockaday School Project	4.25	5/15/20	795
635	Retama Texas Development Corp., Special Facilities Revenue, ETM	8.75	12/15/11	739
1,945	Retama Texas Development Corp., Special Facilities Revenue, ETM	10.00	12/15/17	2,753
2,345	Retama Texas Development Corp., Special Facilities Revenue, ETM	8.75	12/15/18	3,116
20	Southeast Texas Hospital Finance, ETM	6.50	5/1/09	20
500	Texas Water Development Board Revenue, Series B	5.75	7/15/12	517
1,895	Waxahachie, Texas (AMBAC)	4.00	8/1/18	1,882
1,970	Waxahachie, Texas (AMBAC)	4.00	8/1/19	1,915
585	Waxahachie, Texas (AMBAC)	4.20	8/1/22	539
580	Waxahachie, Texas (AMBAC)	4.25	8/1/23	530
1,240	Waxahachie, Texas (AMBAC)	4.25	8/1/24	1,116
200	Ysleta Texas Independent School District Public Facilities Corp. Lease Revenue (AMBAC)	4.75	11/15/12	204

				22,263

	Utah — 1.22%
525	Salt Lake County Utah College Revenue, Westminster College Project	4.50	10/1/12	473
410	Salt Lake County Utah College Revenue, Westminster College Project	4.50	10/1/15	339
3,000	Utah County Environmental Improvement Revenue, Marathon Oil Project	5.05	11/1/17	2,909
1,110	Utah Housing Corp., Single Family Mortgage Revenue, AMT	5.25	7/1/25	1,023
780	Utah Housing Corp., Single Family Mortgage Revenue	4.63	7/1/27	626
550	Utah Housing Corp., Single Family Mortgage, Series D-2, Class III, SUB, AMT	5.00	7/1/18	500
5	Utah State Housing Finance Agency, Single Family Mortgage, AMT (FHA/ VA MTGS)	5.05	7/1/12	5
10	Utah State Housing Finance Agency, Single Family Mortgage (FHA/ VA MTGS)	5.50	7/1/16	10
35	Utah State Housing Finance Agency, Single Family Mortgage, AMT (FHA/ VA MTGS)	5.40	7/1/20	34
15	Utah State Housing Finance Agency, Single Family Mortgage, Series A2, Class II, AMT (FHA/ VA MTGS)	5.40	7/1/16	14
5	Utah State Housing Finance Agency, Single Family Mortgage, Series A2, Class III, AMT (FHA/ VA MTGS)	5.20	7/1/11	5
5	Utah State Housing Finance Agency, Single Family Mortgage, Series B2, Class III, AMT (FHA/ VA MTGS)	5.25	7/1/11	5
5	Utah State Housing Finance Agency, Single Family Mortgage, Series Sub-D2, AMT (FHA/ VA MTGS)	5.25	7/1/12	5

				5,948

	Virginia — 0.18%
365	Chesterfield County Virginia Industrial Development Authority	5.00	7/1/14	363
165	Chesterfield County Virginia Industrial Development Authority	5.20	7/1/19	164

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — December 31, 2008 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Virginia (continued)
$205	Newport News Virginia Industrial Development Authority (GNMA)	7.25	8/1/16	$206
140	Richmond Virginia Metro Authority Expressway Revenue, ETM	7.00	10/15/13	155

				888

	Washington — 1.43%
250	Bellingham Washington Housing Authority Revenue, Cascade Meadows (MBIA)	4.88	11/1/15	245
1,760	King County Washington Housing Authority Revenue, Vashon Community Center, Series A, SUB (GNMA)	7.25	9/20/42	1,910
1,615	Seattle Washington New Public Housing Authority (U.S. Govt GTD)	4.88	8/1/09	1,650
470	Spokane Washington Housing Authority, Cheney Care Center Revenue, Series A (GNMA)	6.35	8/20/39	475
520	Washington State Health Care Facilities Authority Revenue, Grays Harbor Community Hospital, Prerefunded 7/1/10 @ 101 (RADIAN)	5.85	7/1/12	545
1,500	Washington State Health Care Facilities Authority Revenue, Multicare Health Systems	5.25	8/15/10	1,506
135	Washington State Housing Revenue, Crista Ministries Project (LOC)	5.10	7/1/10	135
230	Washington State Housing Revenue, Presbyterian Ministries (ACA)	5.10	1/1/14	197
200	Washington State Housing Revenue, Presbyterian Ministries (ACA)	5.30	1/1/19	149
200	Washington State, Series A, GO	5.25	7/1/12	200

				7,012

	West Virginia — 0.64%
125	Harrison County West Virginia, County Community Special Obligation, Series A, ETM	6.25	5/15/10	130
80	Kanawha County West Virginia Single Family Mortgage Revenue, ETM (FGIC)	7.40	12/1/10	83
1,410	Parkersburg West Virginia Waterworks & Sewer Systems Revenue, Series C (FGIC)	4.00	9/1/18	1,280
800	Parkersburg West Virginia Waterworks & Sewer Systems Revenue, Series C (FGIC)	4.10	9/1/20	694
1,000	Shepherd University Board of Governors, West Virginia Revenue, Residence Facilities Projects (MBIA)	5.00	6/1/25	936

				3,123

	Wisconsin — 1.04%
975	Plymouth Wisconsin School District (MBIA)	3.75	4/1/18	958
920	Wisconsin Housing & Economic Development Authority, Series C (MBIA)	4.60	11/1/11	922
3,000	Wisconsin State Health & Educational Facilities, Hudson Memorial Hospital (FHA)	5.60	7/15/22	2,986
80	Wisconsin State Health & Educational Facilities, Viterbo College Income Project (LOC)	5.75	2/1/12	80
135	Wisconsin State Health & Educational Facilities. Viterbo College Income Project (LOC)	6.00	2/1/17	134

				5,080

	Total Municipal Bonds			442,087

	Taxable Municipal Bonds — 3.50%
	Georgia — 0.23%
1,175	Fulton County Georgia Development Authority	5.75	3/1/14	1,124

	Illinois — 0.98%
5,250	Southwestern Illinois Development Authority, Solid Waste Disposal Revenue (RADIAN)	6.05	8/1/20	4,794

	Ohio — 1.84%
5,505	Cleveland-Cuyahoga County Ohio, Port Authority Lease Revenue, Avery Dennison Project B	5.00	10/15/15	5,456
900	Summit County Ohio Port Authority Revenue	5.40	11/15/10	900
2,915	Summit County Ohio Port Authority, Building Fund Program, Development Revenue	6.25	5/15/26	2,665

				9,021

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — December 31, 2008 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Taxable Municipal Bonds (continued)
	Virginia — 0.45%
$4,740	Poplar Hill Virginia Community Development Authority Certificates Participation Adjustment, Series A (d)	5.50	9/1/34	$2,192

	Total Taxable Municipal Bonds			17,131

	Corporate Bonds — 3.24%
4,995	AFS Energy Savings Control (c)	6.35	3/1/25	4,896
2,483	Amerescosolutions Energy (c)	6.00	5/1/22	2,487
3,939	ASC Equipment (e)	5.13	3/1/08	—
2,515	Kidspeace National Center of Georgia (a)(c)	6.30	12/1/28	2,891
3,475	Landmark Leasing LLC, Series 2004, Class A, Callable 10/1/14 @ 102 (c)	6.20	10/1/22	4,121
1,500	Staunton Hotel LLC (c)	7.75	6/1/29	1,477

	Total Corporate Bonds			15,872

	Mortgage Related — 1.16%
5,229	General Services Administration (c)	5.04	9/15/21	5,689

	Total Mortgage Related			5,689

	Time Deposits — 0.63%
3,069	Liquidity Management Control System Time Deposit	0.01	1/2/09	3,069

	Total Time Deposits			3,069

	Total Investments (cost $537,663) — 98.90%			483,848
	Other assets in excess of liabilities — 1.10%			5,376

	Net Assets — 100.00%			$489,224

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	Variable Rate Security. The rate reflected in the Portfolio of Investments is the rate in effect on December 31, 2008. The maturity date represents actual maturity date.

(b)	Rate disclosed represents effective yield at purchase.

(c)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.

(d)	Issuer restructured the debt to be a zero coupon bond until March 1st, 2010, at which time the bond will convert to a 5.50% coupon. The security has been deemed illiquid by the Specialist Manager and represents 0.45% of the Portfolio.

(e)	Issuer has defaulted on the payment of interest. The securities have been deemed illiquid by the Specialist Manager and represent 0.00% of the portfolio.

ACA — American Capital Access

ADFA/ADED — Arkansas Development Finance Authority

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax

BIG — Business Installations and Equipment Loan Guarantee

CIFG — CDC IXIS Financial Guaranty

ETM — Escrowed to Maturity

FGIC — Financial Guaranty Insurance Co.

FHA — Federal Housing Administration

FHLB — Federal Home Loan Bank

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (concluded) — December 31, 2008 (Unaudited)

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FSA — Financial Security Assurance, Inc.

GNMA — Government National Mortgage Association

GO — General Obligation

GTY — Guaranty

GTY AGMT — Insured by Guarantor Agreement

HUD — Housing and Urban Development

LOC — Letter of Credit

MBIA — Municipal Bond Insurance Association

MBIA-IBC — MBIA Insured Bond Certificate

MGIC — Mortgage Guarantee Insurance Corporation

MTGS — Mortgages

RADIAN — Radian Group, Inc.

SONYMA — State of New York Mortgage Agency

SUB — Subordinate Bond

UPMC — University of Pittsburg Medical Center

VA — Veterans Administration

XLCA — XL Capital Assurance, Inc.

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Statements of Assets and Liabilities

December 31, 2008 (Unaudited)

(Amounts in thousands except per share amounts)

	Value Equity Portfolio	Institutional Value Equity Portfolio	Growth Equity Portfolio	Institutional Growth Equity Portfolio
ASSETS:
Investments, at value (Cost $396,962, $381,652, $665,305 and $652,881, respectively)	$326,188	$324,139	$577,679	$482,111

Total Investments	326,188	324,139	577,679	482,111

Cash	17,812	16,566	—	—
Receivable from investments sold	1,204	1,130	1,505	—
Dividends and interest receivable	1,184	1,047	1,121	824
Receivable for Portfolio shares sold	27	52	8	5
Variation margin receivable on futures contracts	57	39	35	33
Prepaid expenses and other assets	56	18	260	15

Total Assets	346,528	342,991	580,608	482,988

LIABILITIES:
Payable for investments purchased	3,238	2,742	1,810	963
Payable to custodian	—	—	298	—
Payable for Portfolio shares redeemed	139	75	411	691
Advisory fees payable	85	76	286	175
Administrative services fees payable	4	2	4	3
Other accrued expenses	39	55	65	53

Total Liabilities	3,505	2,950	2,874	1,885

NET ASSETS	$343,023	$340,041	$577,734	$481,103

NET ASSETS CONSIST OF:
Shares of beneficial interest, at par value	$38	$37	$70	$57
Additional paid-in capital	674,979	471,970	829,331	694,748
Accumulated net investment income	79	14	197	37
Accumulated net realized loss from investment and futures transactions	(261,386)	(74,518)	(164,337)	(43,036)
Net unrealized depreciation on investments and futures	(70,687)	(57,462)	(87,527)	(170,703)

Net Assets	$343,023	$340,041	$577,734	$481,103

SHARES OF BENEFICIAL INTEREST:
Shares of beneficial interest outstanding	38,396	37,141	69,567	57,321

Net Asset Value, offering and redemption price per share (a)	$8.93	$9.16	$8.30	$8.39

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	Per Share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Statements of Assets and Liabilities (continued)

December 31, 2008 (Unaudited)

(Amounts in thousands except per share amounts)

	Small Capitalization Equity Portfolio	Institutional Small Capitalization Equity Portfolio	International Equity Portfolio	Fixed Income Portfolio
ASSETS:
Investments, at value (Cost $354,683, $240,325, $1,479,113 and $315,609, respectively)	$277,425	$175,493	$1,218,327	$271,410

Total Investments	277,425	175,493	1,218,327	271,410

Cash	—	—	—	—
Unrealized appreciation on forward currency contracts	—	—	1,315	—
Receivable from investments sold	4,751	1,792	8,099	279
Dividends and interest receivable	389	232	1,566	2,419
Receivable for Portfolio shares sold	4	—	723	1,995
Foreign tax reclaim receivable	—	—	1,326	—
Prepaid expenses and other assets	161	17	136	85

Total Assets	282,730	177,534	1,231,492	276,188

LIABILITIES:
Distributions payable	—	—	—	1,489
Payable for investments purchased	2,374	2,511	18,377	181
Payable to custodian for foreign currency, at value (Cost $0, $0, $626 and $0, respectively)	—	—	760	—
Unrealized depreciation on forward currency contracts	—	—	1,165	—
Payable to custodian	798	—	—	—
Payable for Portfolio shares redeemed	144	—	158	183
Advisory fees payable	155	88	904	54
Administrative services fees payable	2	1	8	2
Other accrued expenses	25	10	93	16

Total Liabilities	3,498	2,610	21,465	1,925

NET ASSETS	$279,232	$174,924	$1,210,027	$274,263

NET ASSETS CONSIST OF:
Shares of beneficial interest, at par value	$33	$21	$159	$34
Additional paid-in capital	388,929	265,915	1,712,415	340,790
Accumulated net investment income/(distributions in excess of net investment income)	127	(14)	5,663	85
Accumulated net realized loss from investment and foreign currency transactions	(32,599)	(26,166)	(247,417)	(22,447)
Net unrealized depreciation on investments and foreign currency translations	(77,258)	(64,832)	(260,793)	(44,199)

Net Assets	$279,232	$174,924	$1,210,027	$274,263

SHARES OF BENEFICIAL INTEREST:
Shares of beneficial interest outstanding	33,091	20,676	158,554	34,298

Net Asset Value, offering and redemption price per share (a)	$8.44	$8.46	$7.63	$8.00

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	Per Share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Statements of Assets and Liabilities (continued)

December 31, 2008 (Unaudited)

(Amounts in thousands except per share amounts)

	Fixed Income II Portfolio	Fixed Income Opportunity Portfolio	Short-Term Municipal Bond Portfolio	Intermediate Term Municipal Bond Portfolio
ASSETS:
Investments, at value (Cost $341,401, $175,736, $29,728 and $537,663, respectively)	$324,148	$143,902	$30,370	$483,848

Total Investments	324,148	143,902	30,370	483,848

Unrealized appreciation on forward currency contracts	278	—	—	—
Receivable from investments sold	122,737	349	—	—
Dividends and interest receivable	2,129	3,336	410	7,056
Receivable for Portfolio shares sold	1,151	472	83	1,918
Prepaid expenses and other assets	82	51	18	91

Total Assets	450,525	148,110	30,881	492,913

LIABILITIES:
Distributions payable	1,120	—	90	2,283
Payable for investments purchased	154,767	—	—	—
Payable to custodian for foreign currency, at value (Cost $3, $0, $0 and $0, respectively)	3	—	—	—
Unrealized depreciation on forward currency contracts	81	—	—	—
Payable for Portfolio shares redeemed	750	5	—	1,267
Variation margin payable on future contracts	38	—	—	—
Advisory fees payable	64	167	5	105
Administrative services fees payable	2	1	—	4
Other accrued expenses	16	9	10	30

Total Liabilities	156,841	182	105	3,689

NET ASSETS	$293,684	$147,928	$30,776	$489,224

NET ASSETS CONSIST OF:
Shares of beneficial interest, at par value	$31	$27	$3	$55
Additional paid-in capital	313,137	229,680	30,147	548,029
Accumulated distributions in excess of net investment income	(1,239)	(41)	(30)	(49)
Accumulated net realized gain/(loss) from investment, futures, option and foreign currency transactions	(1,617)	(49,904)	14	(4,996)
Net unrealized appreciation/(depreciation) on investments, futures and foreign currency translations	(16,628)	(31,834)	642	(53,815)

Net Assets	$293,684	$147,928	$30,776	$489,224

SHARES OF BENEFICIAL INTEREST:
Shares of beneficial interest outstanding	31,166	27,371	3,025	54,626

Net Asset Value, offering and redemption price per share (a)	$9.42	$5.40	$10.18	$8.96

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	Per Share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Statements of Operations

For the Six Months Ended December 31, 2008 (Unaudited)

(Amounts in thousands)

	Value Equity Portfolio	Institutional Value Equity Portfolio(a)	Growth Equity Portfolio	Institutional Growth Equity Portfolio(b)
INVESTMENT INCOME:
Interest	$37	$20	$123	$50
Dividends	9,803	5,130	7,106	3,117

Total Investment Income	9,840	5,150	7,229	3,167

EXPENSES:
Advisory fees	841	373	1,228	459
Management fees	166	80	287	104
Administrative services fees	154	81	282	106
Custodian fees	27	26	45	27
Professional fees	40	38	62	45
Registration and filing fees	15	17	16	19
Trustee fees	22	15	33	18
Other expenses	24	9	38	13

Total Expenses before waivers and expenses paid indirectly	1,289	639	1,991	791
Less: Administrative services fees waived	(31)	(22)	(51)	(33)
Expenses waived by Chief Compliance Officer	(1)	(1)	(3)	(1)
Expenses paid indirectly	(218)	(34)	(54)	(15)

Net Expenses	1,039	582	1,883	742

Net Investment Income	8,801	4,568	5,346	2,425

NET REALIZED/UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized losses from investment transactions	(276,634)	(73,140)	(199,872)	(41,455)
Net realized gains from redemptions in-kind*	37,662	—	160,170	—
Net realized losses from futures transactions	(4,460)	(1,378)	(5,010)	(1,581)

Net realized losses from investment, redemption in-kind and futures transactions	(243,432)	(74,518)	(44,712)	(43,036)

Change in unrealized appreciation/depreciation on investments	(13,897)	(57,512)	(341,422)	(170,770)
Change in unrealized appreciation/depreciation on futures	447	50	1,135	67

Change in unrealized appreciation/depreciation on investments and futures	(13,450)	(57,462)	(340,287)	(170,703)

Net realized/unrealized losses from investment, redemption in- kind and futures transactions	(256,882)	(131,980)	(384,999)	(213,739)

Change in net assets resulting from operations	$(248,081)	$(127,412)	$(379,653)	$(211,314)

*	See Footnote 3 in Notes to Financial Statements.
(a)	For the period July 18, 2008, (commencement of operations) through December 31, 2008.
(b)	For the period August 8, 2008, (commencement of operations) through December 31, 2008.

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Statements of Operations (continued)

For the Six Months Ended December 31, 2008 (Unaudited)

(Amounts in thousands)

	Small Capitalization Equity Portfolio	Institutional Small Capitalization Equity Portfolio(a)	International Equity Portfolio	Fixed Income Portfolio
INVESTMENT INCOME:
Interest	$73	$23	$341	$9,157
Dividends (net of foreign withholding tax of $0, $0, $942 and $0, respectively)	2,819	1,122	13,837	78

Total Investment Income	2,892	1,145	14,178	9,235

EXPENSES:
Advisory fees	1,288	418	3,076	299
Management fees	110	36	367	75
Administrative services fees	82	36	363	73
Custodian fees	19	6	366	16
Professional fees	29	10	109	23
Registration and filing fees	2	8	13	5
Trustee fees	16	4	58	12
Other expenses	21	4	159	9

Total Expenses before waivers and expenses paid indirectly	1,567	522	4,511	512
Less: Expenses waived by Specialist Manager	—	—	—	(22)
Administrative services fees waived	(20)	(11)	(80)	(19)
Expenses waived by Chief Compliance Officer	(1)	—	(3)	(1)
Expenses paid indirectly	(10)	(8)	(19)	—

Net Expenses	1,536	503	4,409	470

Net Investment Income	1,356	642	9,769	8,765

NET REALIZED/UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized losses from investment transactions	(57,225)	(26,166)	(230,966)	(18,979)
Net realized gains from redemptions in-kind*	51,003	—	—	—
Net realized losses from foreign currency transactions	—	—	(1,574)	—

Net realized losses from investment, redemption in-kind and foreign currency transactions	(6,222)	(26,166)	(232,540)	(18,979)

Change in unrealized appreciation/depreciation on investments	(137,433)	(64,832)	(463,536)	(31,754)
Change in unrealized appreciation/depreciation on foreign currency translations	—	—	(1,404)	—

Change in unrealized appreciation/depreciation on investments and foreign currency translations	(137,433)	(64,832)	(464,940)	(31,754)

Net realized/unrealized losses from investment, redemption in-kind and foreign currency transactions and translations	(143,655)	(90,998)	(697,480)	(50,733)

Change in net assets resulting from operations	$(142,299)	$(90,356)	$(687,711)	$(41,968)

*	See Footnote 3 in Notes to Financial Statements.
(a)	For the period August 15, 2008, (commencement of operations) through December 31, 2008.

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Statements of Operations (continued)

For the Six Months Ended December 31, 2008 (Unaudited)

(Amounts in thousands)

	Fixed Income II Portfolio	Fixed Income Opportunity Portfolio	Short-Term Municipal Bond Portfolio	Intermediate Term Municipal Bond Portfolio
INVESTMENT INCOME:
Interest	$8,336	$7,479	$550	$12,884
Dividends	22	—	5	51

Total Investment Income	8,358	7,479	555	12,935

EXPENSES:
Advisory fees	319	354	20	552
Management fees	77	40	8	138
Administrative services fees	75	46	8	133
Custodian fees	15	7	3	25
Professional fees	22	11	5	39
Registration and filing fees	6	4	—	—
Trustee fees	11	6	2	21
Other expenses	10	4	1	16

Total Expenses before waivers	535	472	47	924
Less: Administrative services fees waived	(20)	(10)	(2)	(35)
Expenses waived by Chief Compliance Officer	(1)	—	—	(1)

Net Expenses	514	462	45	888

Net Investment Income	7,844	7,017	510	12,047

NET REALIZED/UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gains/(losses) from investment transactions	(1,065)	(11,129)	52	(3,615)
Net realized gains from futures transactions	2,083	—	—	—
Net realized gains from option transactions	168	—	—	—
Net realized gains from foreign currency transactions	1,012	—	—	—

Net realized gains/(losses) from investment, futures, option and foreign currency transactions	2,198	(11,129)	52	(3,615)

Change in unrealized appreciation/depreciation on investments	(14,260)	(27,937)	416	(33,182)
Change in unrealized appreciation/depreciation on futures	658	—	—	—
Change in unrealized appreciation/depreciation on options	49	—	—	—
Change in unrealized appreciation/depreciation on foreign currency translations	196	—	—	—

Change in unrealized appreciation/depreciation on investment, futures, options and foreign currency translations	(13,357)	(27,937)	416	(33,182)

Net realized/unrealized gains/(losses) from investment, futures, option and foreign currency transactions and translations	(11,159)	(39,066)	468	(36,797)

Change in net assets resulting from operations	$(3,315)	$(32,049)	$978	$(24,750)

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Statements of Changes in Net Assets

(Amounts in thousands)

	Value Equity Portfolio		Institutional Value Equity Portfolio	Growth Equity Portfolio
	Six Months Ended December 31, 2008	Year Ended June 30, 2008	Period Ended December 31, 2008(a)	Six Months Ended December 31, 2008	Year Ended June 30, 2008
	(Unaudited)		(Unaudited)	(Unaudited)
Operations:
Net investment income	$8,801	$23,442	$4,568	$5,346	$16,550
Net realized gains/(losses) from investment and futures transactions	(243,432)	19,332	(74,518)	(44,712)	(32,711)
Change in unrealized appreciation/depreciation on investments and futures	(13,450)	(261,090)	(57,462)	(340,287)	(73,158)

Change in net assets resulting from operations	(248,081)	(218,316)	(127,412)	(379,653)	(89,319)

Distributions to Shareholders from:
Net investment income	(9,430)	(23,341)	(4,554)	(5,402)	(17,269)
Net realized gains from investment and futures transactions	(5,968)	(109,433)	—	—	—

Change in net assets resulting from distributions	(15,398)	(132,774)	(4,554)	(5,402)	(17,269)

Shares of Beneficial Interest:
Proceeds from shares issued	459,784	357,108	404,717	344,283	347,175
Proceeds from shares issued in-kind	—	—	370,370	—	—
Proceeds from reinvestment of dividends	13,794	124,093	4,333	4,598	15,142
Cost of shares redeemed	(587,230)	(199,592)	(307,413)	(594,200)	(114,862)
Cost of shares redeemed in-kind	(370,370)	—	—	(585,735)	—

Change in net assets from shares of beneficial interest transactions	(484,022)	281,609	472,007	(831,054)	247,455

Change in net assets	(747,501)	(69,481)	340,041	(1,216,109)	140,867
Net Assets:
Beginning of period	1,090,524	1,160,005	—	1,793,843	1,652,976

End of period	$343,023	$1,090,524	$340,041	$577,734	$1,793,843

Accumulated net investment income	$79	$708	$14	$197	$253
Share Transactions:
Issued	33,391	22,272	28,039	24,472	27,527
Issued in-kind	—	—	28,444	—	—
Reinvested	1,447	7,892	451	473	1,055
Redeemed	(50,508)	(11,192)	(19,793)	(55,977)	(8,938)
Redeemed in-kind	(28,444)	—	—	(47,726)	—

Change in Shares	(44,114)	18,972	37,141	(78,758)	19,644

(a)	For the period July 18, 2008, (commencement of operations) through December 31, 2008.

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Statements of Changes in Net Assets (continued)

(Amounts in thousands)

	Institutional Growth Equity Portfolio	Small Capitalization Equity Portfolio		Institutional Small Capitalization Equity Portfolio
	Period Ended December 31, 2008(a)	Six Months Ended December 31, 2008	Year Ended June 30, 2008	Period Ended December 31, 2008(b)
	(Unaudited)	(Unaudited)		(Unaudited)
Operations:
Net investment income	$2,425	$1,356	$4,197	$642
Net realized losses from investment and futures transactions	(43,036)	(6,222)	(5,337)	(26,166)
Change in unrealized appreciation/depreciation on investments and futures	(170,703)	(137,433)	(71,647)	(64,832)

Change in net assets resulting from operations	(211,314)	(142,299)	(72,787)	(90,356)

Distributions to Shareholders from:
Net investment income	(2,388)	(1,325)	(5,055)	(656)
Net realized gains from investment and futures transactions	—	—	(64,635)	—

Change in net assets resulting from distributions	(2,388)	(1,325)	(69,690)	(656)

Shares of Beneficial Interest:
Proceeds from shares issued	192,957	59,694	111,130	25,436
Proceeds from shares issued in-kind	585,735	—	—	241,776
Proceeds from reinvestment of dividends	2,187	1,074	65,784	495
Cost of shares redeemed	(86,074)	(59,869)	(64,732)	(1,771)
Cost of shares redeemed in-kind	—	(241,776)	—	—

Change in net assets from shares of beneficial interest transactions	694,805	(240,877)	112,182	265,936

Change in net assets	481,103	(384,501)	(30,295)	174,924
Net Assets:
Beginning of period	—	663,733	694,028	—

End of period	$481,103	$279,232	$663,733	$174,924

Accumulated net investment income/(distributions in excess of net investment income)	$37	$127	$96	$(14)
Share Transactions:
Issued	14,756	5,185	8,521	2,351
Issued in-kind	47,726	—	—	18,437
Reinvested	244	120	4,792	59
Redeemed	(5,405)	(6,377)	(4,554)	(171)
Redeemed in-kind	—	(18,437)	—	—

Change in Shares	57,321	(19,509)	8,759	20,676

(a)	For the period August 8, 2008, (commencement of operations) through December 31, 2008.
(b)	For the period August 15, 2008, (commencement of operations) through December 31, 2008.

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Statements of Changes in Net Assets (continued)

(Amounts in thousands)

	International Equity Portfolio		Fixed Income Portfolio		Fixed Income II Portfolio
	Six Months Ended December 31, 2008	Year Ended June 30, 2008	Six Months Ended December 31, 2008	Year Ended June 30, 2008	Six Months Ended December 31, 2008	Year Ended June 30, 2008
	(Unaudited)		(Unaudited)		(Unaudited)
Operations:
Net investment income	$9,769	$34,324	$8,765	$14,401	$7,844	$14,391
Net realized gains/(losses) from investment, futures, options and foreign currency transactions	(232,540)	127,698	(18,979)	1,114	2,198	1,815
Change in unrealized appreciation/depreciation on investments, futures, options and foreign currency translations	(464,940)	(315,252)	(31,754)	(9,064)	(13,357)	640

Change in net assets resulting from operations	(687,711)	(153,230)	(41,968)	6,451	(3,315)	16,846

Distributions to Shareholders from:
Net investment income	—	(38,539)	(8,724)	(14,464)	(8,641)	(14,485)
Net realized gains from investment, futures, options, and foreign currency transactions	(53,940)	(192,590)	—	—	—	—

Change in net assets resulting from distributions	(53,940)	(231,129)	(8,724)	(14,464)	(8,641)	(14,485)

Shares of Beneficial Interest:
Proceeds from shares issued	226,986	288,444	60,424	73,337	53,804	62,816
Proceeds from reinvestment of dividends	50,738	216,222	8,071	13,559	7,713	13,028
Cost of shares redeemed	(137,405)	(243,836)	(45,932)	(34,161)	(66,353)	(34,779)

Change in net assets from shares of beneficial interest transactions	140,319	260,830	22,563	52,735	(4,836)	41,065

Change in net assets	(601,332)	(123,529)	(28,129)	44,722	(16,792)	43,426
Net Assets:
Beginning of period	1,811,359	1,934,888	302,392	257,670	310,476	267,050

End of period	$1,210,027	$1,811,359	$274,263	$302,392	$293,684	$310,476

Accumulated net investment income/(distributions in excess of net investment income)	$5,663	$(4,106)	$85	$44	$(1,239)	$(442)
Share Transactions:
Issued	22,495	21,220	6,600	7,560	5,593	6,366
Reinvested	6,913	15,775	945	1,390	827	1,315
Redeemed	(16,833)	(17,061)	(5,148)	(3,470)	(7,005)	(3,497)

Change in Shares	12,575	19,934	2,397	5,480	(585)	4,184

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Statements of Changes in Net Assets (continued)

(Amounts in thousands)

	Fixed Income Opportunity Portfolio		Short-Term Municipal Bond Portfolio		Intermediate Term Municipal Bond Portfolio
	Six Months Ended December 31, 2008	Year Ended June 30, 2008	Six Months Ended December 31, 2008	Year Ended June 30, 2008	Six Months Ended December 31, 2008	Year Ended June 30, 2008
	(Unaudited)		(Unaudited)		(Unaudited)
Operations:
Net investment income	$7,017	$10,900	$510	$1,120	$12,047	$24,869
Net realized gains/(losses) from investment transactions	(11,129)	(9,391)	52	65	(3,615)	(322)
Change in unrealized appreciation/depreciation on investments	(27,937)	(2,524)	416	369	(33,182)	(11,815)

Change in net assets resulting from operations	(32,049)	(1,015)	978	1,554	(24,750)	12,732

Distributions to Shareholders from:
Net investment income	(7,500)	(12,666)	(510)	(1,143)	(12,366)	(24,563)
Net realized gains from investment transactions	—	—	(38)	—	—	—

Change in net assets resulting from distributions	(7,500)	(12,666)	(548)	(1,143)	(12,366)	(24,563)

Shares of Beneficial Interest:
Proceeds from shares issued	27,302	32,966	530	9,813	18,947	102,996
Proceeds from reinvestment of dividends	6,598	11,394	503	1,096	10,367	20,886
Cost of shares redeemed	(4,046)	(18,632)	(3,488)	(8,229)	(86,863)	(103,535)

Change in net assets from shares of beneficial interest transactions	29,854	25,728	(2,455)	2,680	(57,549)	20,347

Change in net assets	(9,695)	12,047	(2,025)	3,091	(94,665)	8,516
Net Assets:
Beginning of period	157,623	145,576	32,801	29,710	583,889	575,373

End of period	$147,928	$157,623	$30,776	$32,801	$489,224	$583,889

Accumulated net investment income/(distributions in excess of net investment income)	$(41)	$442	$(30)	$(30)	$(49)	$270
Share Transactions:
Issued	4,097	4,590	52	984	1,997	10,516
Reinvested	1,130	1,596	50	109	1,125	2,146
Redeemed	(639)	(2,620)	(345)	(818)	(9,438)	(10,582)

Change in Shares	4,588	3,566	(243)	275	(6,316)	2,080

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Financial Highlights

For a share outstanding throughout each period

	Value Equity Portfolio
	Six Months Ended December 31, 2008		Year Ended June 30, 2008	Year Ended June 30, 2007	Year Ended June 30, 2006	Year Ended June 30, 2005	Year Ended June 30, 2004
	(Unaudited)
Net Asset Value, Beginning of Period	$13.22		$18.26	$16.03	$15.01	$13.73	$11.67

Change in Net Assets Resulting from Operations:
Net investment income	0.18		0.32	0.35	0.27	0.32	0.22
Net realized and unrealized gains/(losses) on investments and futures	(4.12)		(3.32)	3.14	1.82	1.27	2.06

Total from operations	(3.94)		(3.00)	3.49	2.09	1.59	2.28

Distributions to Shareholders from:
Net investment income	(0.19)		(0.33)	(0.35)	(0.27)	(0.31)	(0.22)
Net realized gains from investments and futures	(0.16)		(1.71)	(0.91)	(0.80)	—	—

Total distributions to shareholders	(0.35)		(2.04)	(1.26)	(1.07)	(0.31)	(0.22)

Net Asset Value, End of Period	$8.93		$13.22	$18.26	$16.03	$15.01	$13.73

Total Return	(29.83	%)(a)	(17.95%)	22.40%	14.31%	11.66%	19.64%
Ratios to Average Net Assets/Supplemental Data:
Net assets, end of period (in thousands)	$343,023		$1,090,524	$1,160,005	$921,286	$685,337	$584,947
Ratio of expenses to average net assets, prior to expenses paid indirectly, waivers and reimbursements	0.39	%(b)	0.45%	0.44%	0.45%	0.48%	0.43%
Ratio of expenses to average net assets, net of expenses paid indirectly, waivers and reimbursements	0.31	%(b)	0.43%	0.42%	0.43%	0.43%	0.39%
Ratio of expenses to average net assets, net of waivers and reimbursements	0.38	%(b)	0.45%	0.44%	0.45%	0.48%	0.43%
Ratio of net investment income to average net assets	2.67	%(b)	2.08%	2.05%	1.77%	2.18%	1.70%
Portfolio turnover rate	73.53	%(a)	76.84%	69.13%	73.19%	79.98%	79.13%

(a)	Not annualized.
(b)	Annualized.

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Financial Highlights

For a share outstanding throughout each period

	Institutional Value Equity Portfolio
	Period Ended December 31, 2008(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$12.93

Change in Net Assets Resulting from Operations:
Net investment income	0.13
Net realized and unrealized losses on investments and futures	(3.77)

Total from operations	(3.64)

Distributions to Shareholders from:
Net investment income	(0.13)

Total distributions to shareholders	(0.13)

Net Asset Value, End of Period	$9.16

Total Return	(28.71	%)(b)
Ratios to Average Net Assets/Supplemental Data:
Net assets, end of period (in thousands)	$340,041
Ratio of expenses to average net assets, prior to expenses paid indirectly, waivers and reimbursements	0.40	%(c)
Ratio of expenses to average net assets, net of expenses paid indirectly, waivers and reimbursements	0.36	%(c)
Ratio of expenses to average net assets, net of waivers and reimbursements	0.38	%(c)
Ratio of net investment income to average net assets	2.84	%(c)
Portfolio turnover rate	66.19	%(b)

(a)	For the period July 18, 2008, (commencement of operations) through December 31, 2008.
(b)	Not annualized.
(c)	Annualized.

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Financial Highlights

For a share outstanding throughout each period

	Growth Equity Portfolio
	Six Months Ended December 31, 2008		Year Ended June 30, 2008	Year Ended June 30, 2007	Year Ended June 30, 2006	Year Ended June 30, 2005	Year Ended June 30, 2004
	(Unaudited)
Net Asset Value, Beginning of Period	$12.09		$12.85	$11.26	$10.72	$10.33	$8.64

Change in Net Assets Resulting from Operations:
Net investment income	0.06		0.12	0.11	0.09	0.10	0.05
Net realized and unrealized gains/(losses) on investments and futures	(3.79)		(0.75)	1.59	0.53	0.38	1.69

Total from operations	(3.73)		(0.63)	1.70	0.62	0.48	1.74

Distributions to Shareholders from:
Net investment income	(0.06)		(0.13)	(0.11)	(0.08)	(0.09)	(0.05)

Total distributions to shareholders	(0.06)		(0.13)	(0.11)	(0.08)	(0.09)	(0.05)

Net Asset Value, End of Period	$8.30		$12.09	$12.85	$11.26	$10.72	$10.33

Total Return	(30.91	%)(a)	(4.99%)	15.02%	5.90%	4.70%	20.12%
Ratios to Average Net Assets/Supplemental Data:
Net assets, end of period (in thousands)	$577,734		$1,793,843	$1,652,976	$1,280,492	$953,286	$683,266
Ratio of expenses to average net assets, prior to expenses paid indirectly, waivers and reimbursements	0.35	%(b)	0.32%	0.32%	0.30%	0.35%	0.38%
Ratio of expenses to average net assets, net of expenses paid indirectly, waivers and reimbursements	0.33	%(b)	0.31%	0.32%	0.29%	0.34%	0.36%
Ratio of expenses to average net assets, net of waivers and reimbursements	0.34	%(b)	0.32%	0.32%	0.30%	0.35%	0.38%
Ratio of net investment income to average net assets	0.94	%(b)	0.94%	0.91%	0.78%	0.96%	0.47%
Portfolio turnover rate	34.85	%(a)	42.13%	39.88%	60.01%	56.20%	49.19%

(a)	Not annualized.
(b)	Annualized.

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Financial Highlights

For a share outstanding throughout each period

	Institutional Growth Equity Portfolio
	Period Ended December 31, 2008(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$12.36

Change in Net Assets Resulting from Operations:
Net investment income	0.04
Net realized and unrealized losses on investments and futures	(3.97)

Total from operations	(3.93)

Distributions to Shareholders from:
Net investment income	(0.04)

Total distributions to shareholders	(0.04)

Net Asset Value, End of Period	$8.39

Total Return	(31.30	%)(b)
Ratios to Average Net Assets/Supplemental Data:
Net assets, end of period (in thousands)	$481,103
Ratio of expenses to average net assets, prior to expenses paid indirectly, waivers and reimbursements	0.38	%(c)
Ratio of expenses to average net assets, net of expenses paid indirectly, waivers and reimbursements	0.35	%(c)
Ratio of expenses to average net assets, net of waivers and reimbursements	0.36	%(c)
Ratio of net investment income to average net assets	1.16	%(c)
Portfolio turnover rate	18.67	%(b)

(a)	For the period August 8, 2008, (commencement of operations) through December 31, 2008.
(b)	Not annualized.
(c)	Annualized.

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Financial Highlights

For a share outstanding throughout each period

	Small Capitalization Equity Portfolio
	Six Months Ended December 31, 2008		Year Ended June 30, 2008	Year Ended June 30, 2007	Year Ended June 30, 2006	Year Ended June 30, 2005	Year Ended June 30, 2004
	(Unaudited)
Net Asset Value, Beginning of Period	$12.62		$15.83	$15.70	$15.06	$14.17	$10.81

Change in Net Assets Resulting from Operations:
Net investment income	0.04		0.09	0.09	0.04	0.03	0.02
Net realized and unrealized gains/(losses) on investments	(4.18)		(1.70)	2.28	2.79	1.28	3.36

Total from operations	(4.14)		(1.61)	2.37	2.83	1.31	3.38

Distributions to Shareholders from:
Net investment income	(0.04)		(0.11)	(0.08)	(0.03)	(0.03)	(0.02)
Net realized gains from investments	—		(1.49)	(2.16)	(2.16)	(0.39)	—

Total distributions to shareholders	(0.04)		(1.60)	(2.24)	(2.19)	(0.42)	(0.02)

Net Asset Value, End of Period	$8.44		$12.62	$15.83	$15.70	$15.06	$14.17

Total Return	(32.85	%)(a)	(10.87%)	16.68%	19.99%	9.29%	31.28%
Ratios to Average Net Assets/Supplemental Data:
Net assets, end of period (in thousands)	$279,232		$663,733	$694,029	$612,037	$512,992	$591,932
Ratio of expenses to average net assets, prior to expenses paid indirectly, waivers and reimbursements	0.71	%(b)	0.62%	0.64%	0.66%	0.43%	0.45%
Ratio of expenses to average net assets, net of expenses paid indirectly, waivers and reimbursements	0.70	%(b)	0.61%	0.62%	0.63%	0.37%	0.39%
Ratio of expenses to average net assets, net of waivers and reimbursements	0.70	%(b)	0.62%	0.64%	0.64%	0.38%	0.42%
Ratio of net investment income to average net assets	0.62	%(b)	0.63%	0.59%	0.26%	0.23%	0.16%
Portfolio turnover rate	55.04	%(a)	111.13%	116.02%	101.53%	119.67%	117.51%

(a)	Not annualized.
(b)	Annualized.

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Financial Highlights

For a share outstanding throughout each period

	Institutional Small Capitalization Equity Portfolio
	Period Ended December 31, 2008(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$12.93

Change in Net Assets Resulting from Operations:
Net investment income	0.03
Net realized and unrealized losses on investments	(4.47)

Total from operations	(4.44)

Distributions to Shareholders from:
Net investment income	(0.03)

Total distributions to shareholders	(0.03)

Net Asset Value, End of Period	$8.46

Total Return	(35.22	%)(b)
Ratios to Average Net Assets/Supplemental Data:
Net assets, end of period (in thousands)	$174,924
Ratio of expenses to average net assets, prior to expenses paid indirectly, waivers and reimbursements	0.72	%(c)
Ratio of expenses to average net assets, net of expenses paid indirectly, waivers and reimbursements	0.69	%(c)
Ratio of expenses to average net assets, net of waivers and reimbursements	0.70	%(c)
Ratio of net investment income to average net assets	0.88	%(c)
Portfolio turnover rate	29.68	%(b)

(a)	For the period August 15, 2008, (commencement of operations) through December 31, 2008.
(b)	Not annualized.
(c)	Annualized.

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Financial Highlights

For a share outstanding throughout each period

	International Equity Portfolio
	Six Months Ended December 31, 2008		Year Ended June 30, 2008	Year Ended June 30, 2007	Year Ended June 30, 2006	Year Ended June 30, 2005	Year Ended June 30, 2004
	(Unaudited)
Net Asset Value, Beginning of Period	$12.41		$15.35	$13.02	$10.41	$9.57	$7.58

Change in Net Assets Resulting from Operations:
Net investment income	0.05		0.26	0.30	0.17	0.18	0.12
Net realized and unrealized gains/(losses) on investments and foreign currency	(4.48)		(1.36)	2.97	2.72	0.79	1.99

Total from operations	(4.43)		(1.10)	3.27	2.89	0.97	2.11

Distributions to Shareholders from:
Net investment income	—		(0.28)	(0.34)	(0.28)	(0.13)	(0.12)
Net realized gains from investments and foreign currency	(0.35)		(1.56)	(0.60)	—	—	—

Total distributions to shareholders	(0.35)		(1.84)	(0.94)	(0.28)	(0.13)	(0.12)

Net Asset Value, End of Period	$7.63		$12.41	$15.35	$13.02	$10.41	$9.57

Total Return	(35.63	%)(a)	(8.11%)	25.81%	27.93%	10.16%	27.76%
Ratios to Average Net Assets/Supplemental Data:
Net assets, end of period (in thousands)	$1,210,027		$1,811,359	$1,934,888	$1,511,194	$1,049,375	$832,251
Ratio of expenses to average net assets, prior to expenses paid indirectly, waivers and reimbursements	0.62	%(b)	0.81%	0.34%	0.72%	0.35%	0.44%
Ratio of expenses to average net assets, net of expenses paid indirectly, waivers and reimbursements	0.60	%(b)	0.81%	0.33%	0.70%	0.33%	0.40%
Ratio of expenses to average net assets, net of waivers and reimbursements	0.61	%(b)	0.81%	0.34%	0.71%	0.35%	0.44%
Ratio of net investment income to average net assets	1.34	%(b)	1.80%	2.19%	1.43%	1.89%	1.46%
Portfolio turnover rate	38.61	%(a)	57.27%	53.77%	37.24%	35.48%	46.37%

(a)	Not annualized.
(b)	Annualized.

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Financial Highlights

For a share outstanding throughout each period

	Fixed Income Portfolio
	Six Months Ended December 31, 2008		Year Ended June 30, 2008	Year Ended June 30, 2007	Year Ended June 30, 2006	Year Ended June 30, 2005	Year Ended June 30, 2004
	(Unaudited)
Net Asset Value, Beginning of Period	$9.48		$9.75	$9.66	$10.23	$10.01	$10.38

Change in Net Assets Resulting from Operations:
Net investment income	0.26		0.52	0.50	0.46	0.44	0.42
Net realized and unrealized gains/(losses) on investments	(1.48)		(0.27)	0.09	(0.54)	0.25	(0.33)

Total from operations	(1.22)		0.25	0.59	(0.08)	0.69	0.09

Distributions to Shareholders from:
Net investment income	(0.26)		(0.52)	(0.50)	(0.49)	(0.45)	(0.46)
Net realized gains from investments	—		—	—	—	(0.02)	—

Total distributions to shareholders	(0.26)		(0.52)	(0.50)	(0.49)	(0.47)	(0.46)

Net Asset Value, End of Period	$8.00		$9.48	$9.75	$9.66	$10.23	$10.01

Total Return	(13.04	%)(a)	2.51%	6.23%	(0.77%)	7.07%	0.88%
Ratios to Average Net Assets/Supplemental Data:
Net assets, end of period (in thousands)	$274,263		$302,392	$257,670	$231,215	$251,190	$197,341
Ratio of expenses to average net assets, prior to waivers and reimbursements	0.34	%(b)	0.33%	0.35%	0.36%	0.37%	0.39%
Ratio of expenses to average net assets, net of waivers and reimbursements	0.31	%(b)	0.32%	0.33%	0.35%	0.36%	0.39%
Ratio of net investment income to average net assets	5.87	%(b)	5.30%	5.11%	4.68%	4.32%	4.15%
Portfolio turnover rate	109.59	%(a)	221.76%	169.45%	175.82%	200.54%	216.92%

(a)	Not annualized.
(b)	Annualized.

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Financial Highlights

For a share outstanding throughout each period

	Fixed Income II Portfolio
	Six Months Ended December 31, 2008		Year Ended June 30, 2008	Year Ended June 30, 2007	Year Ended June 30, 2006	Year Ended June 30, 2005	Year Ended June 30, 2004
	(Unaudited)
Net Asset Value, Beginning of Period	$9.78		$9.69	$9.67	$10.21	$9.90	$10.36

Change in Net Assets Resulting from Operations:
Net investment income	0.24		0.51	0.48	0.42	0.34	0.30
Net realized and unrealized gains/(losses) on investments, futures, options and foreign currency	(0.33)		0.09	0.02	(0.45)	0.27	(0.26)

Total from operations	(0.09)		0.60	0.50	(0.03)	0.61	0.04

Distributions to Shareholders from:
Net investment income	(0.27)		(0.51)	(0.48)	(0.48)	(0.30)	(0.36)
Net realized gains from investments, futures, options, and foreign currency	—		—	—	(0.03)	—	(0.14)

Total distributions to shareholders	(0.27)		(0.51)	(0.48)	(0.51)	(0.30)	(0.50)

Net Asset Value, End of Period	$9.42		$9.78	$9.69	$9.67	$10.21	$9.90

Total Return	(0.86	%)(a)	6.20%	5.22%	(0.31%)	6.25%	0.46%
Ratios to Average Net Assets/Supplemental Data:
Net assets, end of period (in thousands)	$293,684		$310,476	$267,050	$255,911	$253,671	$189,211
Ratio of expenses to average net assets, prior to waivers	0.35	%(b)	0.34%	0.35%	0.37%	0.40%	0.39%
Ratio of expenses to average net assets, net of waivers	0.33	%(b)	0.34%	0.35%	0.37%	0.40%	0.39%
Ratio of net investment income to average net assets	5.10	%(b)	5.09%	4.87%	4.25%	3.50%	2.90%
Portfolio turnover rate	72.82	%(a)	201.23%	159.95%	573.92%	890.01%	652.03%

(a)	Not annualized.
(b)	Annualized.

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Financial Highlights

For a share outstanding throughout each period

	Fixed Income Opportunity Portfolio
	Six Months Ended December 31, 2008		Year Ended June 30, 2008	Year Ended June 30, 2007	Year Ended June 30, 2006	Year Ended June 30, 2005	Year Ended June 30, 2004
	(Unaudited)
Net Asset Value, Beginning of Period	$6.92		$7.58	$7.29	$7.68	$7.57	$7.46

Change in Net Assets Resulting from Operations:
Net investment income	0.27		0.52	0.57	0.45	0.48	0.46
Net realized and unrealized gains/(losses) on investments	(1.50)		(0.57)	0.20	(0.40)	0.14	0.12

Total from operations	(1.23)		(0.05)	0.77	0.05	0.62	0.58

Distributions to Shareholders from:
Net investment income	(0.29)		(0.61)	(0.48)	(0.44)	(0.51)	(0.47)

Total distributions to shareholders	(0.29)		(0.61)	(0.48)	(0.44)	(0.51)	(0.47)

Net Asset Value, End of Period	$5.40		$6.92	$7.58	$7.29	$7.68	$7.57

Total Return	(18.11	%)(a)	(0.64%)	10.40%	0.81%	8.37%	7.94%
Ratios to Average Net Assets/Supplemental Data:
Net assets, end of period (in thousands)	$147,928		$157,623	$145,576	$134,854	$133,032	$229,137
Ratio of expenses to average net assets, prior to waivers	0.58	%(b)	0.57%	0.61%	0.66%	0.67%	0.67%
Ratio of expenses to average net assets, net of waivers	0.57	%(b)	0.57%	0.61%	0.66%	0.67%	0.67%
Ratio of net investment income to average net assets	8.69	%(b)	7.23%	7.46%	5.89%	5.81%	5.93%
Portfolio turnover rate	31.73	%(a)	113.40%	139.66%	27.34%	37.25%	93.45%

(a)	Not annualized.
(b)	Annualized.

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Financial Highlights

For a share outstanding throughout each period

	Short-Term Municipal Bond Portfolio
	Six Months Ended December 31, 2008		Year Ended June 30, 2008	Year Ended June 30, 2007	Year Ended June 30, 2006(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$10.04		$9.93	$9.93	$10.00

Change in Net Assets Resulting from Operations:
Net investment income	0.16		0.33	0.34	0.09
Net realized and unrealized gains/(losses) on investments	0.15		0.12	— (b)	(0.07)

Total from operations	0.31		0.45	0.34	0.02

Distributions to Shareholders from:
Net investment income	(0.16)		(0.34)	(0.34)	(0.09)
Net realized gains from investments	(0.01)		—	—	—

Total distributions to shareholders	(0.17)		(0.34)	(0.34)	(0.09)

Net Asset Value, End of Period	$10.18		$10.04	$9.93	$9.93

Total Return	3.19	%(c)	4.53%	3.44%	0.22	%(c)
Ratios to Average Net Assets/Supplemental Data:
Net assets, end of period (in thousands)	$30,776		$32,801	$29,710	$32,275
Ratio of expenses to average net assets, prior to waivers	0.29	%(d)	0.31%	0.30%	0.60	%(d)
Ratio of expenses to average net assets, net of waivers	0.28	%(d)	0.31%	0.30%	0.60	%(d)
Ratio of net investment income to average net assets	3.20	%(d)	3.26%	3.35%	2.88	%(d)
Portfolio turnover rate	7.80	%(c)	37.07%	33.45%	29.56	%(c)

(a)	For the period March 1, 2006, (commencement of operations) through June 30, 2006.
(b)	Amount rounds to less than $0.005 per share.
(c)	Not annualized.
(d)	Annualized.

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Financial Highlights

For a share outstanding throughout each period

	Intermediate Term Municipal Bond Portfolio
	Six Months Ended December 31, 2008		Year Ended June 30, 2008	Year Ended June 30, 2007	Year Ended June 30, 2006	Year Ended June 30, 2005	Year Ended June 30, 2004
	(Unaudited)
Net Asset Value, Beginning of Period	$9.58		$9.77	$9.77	$10.14	$9.99	$10.35

Change in Net Assets Resulting from Operations:
Net investment income	0.21		0.41	0.43	0.42	0.42	0.44
Net realized and unrealized gains/(losses) on investments	(0.62)		(0.19)	— (a)	(0.37)	0.15	(0.36)

Total from operations	(0.41)		0.22	0.43	0.05	0.57	0.08

Distributions to Shareholders from:
Net investment income	(0.21)		(0.41)	(0.43)	(0.42)	(0.42)	(0.44)

Total distributions to shareholders	(0.21)		(0.41)	(0.43)	(0.42)	(0.42)	(0.44)

Net Asset Value, End of Period	$8.96		$9.58	$9.77	$9.77	$10.14	$9.99

Total Return	(4.29	%)(b)	2.29%	4.38%	0.48%	5.80%	0.78%
Ratios to Average Net Assets/Supplemental Data:
Net assets, end of period (in thousands)	$489,224		$583,889	$575,373	$547,233	$494,944	$352,879
Ratio of expenses to average net assets, prior to waivers	0.33	%(c)	0.33%	0.34%	0.35%	0.38%	0.40%
Ratio of expenses to average net assets, net of waivers and reimbursements	0.32	%(c)	0.33%	0.34%	0.35%	0.38%	0.40%
Ratio of net investment income to average net assets	4.37	%(c)	4.26%	4.32%	4.19%	4.18%	4.40%
Portfolio turnover rate	1.93	%(b)	17.20%	14.63%	17.79%	25.50%	20.53%

(a)	Amount rounds to less than $0.005 per share.
(b)	Not annualized.
(c)	Annualized.

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Notes to Financial Statements — December 31, 2008 (Unaudited)

1.    DESCRIPTION.    The Hirtle Callaghan Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-ended management series investment company. The Trust is a Delaware statutory trust which was organized on December 15, 1994. As of December 31, 2008, the Trust offered twelve separate investment portfolios: The Value Equity Portfolio (“Value Portfolio”), The Institutional Value Equity Portfolio (“Institutional Value Portfolio”), The Growth Equity Portfolio (“Growth Portfolio”), The Institutional Growth Equity Portfolio (“Institutional Growth Portfolio”), The Small Capitalization Equity Portfolio (“Small Cap Portfolio”), The Institutional Small Capitalization Equity Portfolio (“Institutional Small Cap Portfolio”), The International Equity Portfolio (“International Portfolio”), The Fixed Income Portfolio (“Fixed Income Portfolio”), The Fixed Income II Portfolio (“Fixed Income II Portfolio”), The Fixed Income Opportunity Portfolio (“Fixed Opportunity Portfolio”), The Short-Term Municipal Bond Portfolio (“Short-Term Municipal Portfolio”) and The Intermediate Term Municipal Bond Portfolio (“Intermediate Municipal Portfolio”) (each a “Portfolio,” and collectively the “Portfolios”). The Trust is authorized to issue unlimited shares of beneficial interest with a par value of $0.001 each.

The following Portfolios commenced operations during the period ended December 31, 2008 by means of in-kind transactions, which are disclosed in Note 3 — Transfers In-Kind:

Portfolio	Commencement Date
Institutional Value Portfolio	July 18, 2008
Institutional Growth Portfolio	August 8, 2008
Institutional Small Cap Portfolio	August 15, 2008

As is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that also permit the indemnification of parties to the contract under certain circumstances. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust.

2.    SIGNIFICANT ACCOUNTING POLICIES.    The following is a summary of the significant accounting policies followed by the Portfolios:

A.    Portfolio Valuation.    The net asset value per share of the Portfolios is determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally at 4:00 p.m. Eastern time, on days the NYSE is open. Each Portfolio’s net asset value per share is calculated by adding the value of all securities and other assets of the Portfolio, subtracting its liabilities and dividing the result by the number of its outstanding shares. Readily marketable portfolio securities listed on a national securities exchange or on NASDAQ are valued at the closing price on the exchange or at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at the last quoted sales price available provided that where such securities are denominated in foreign currencies, such prices are converted into U.S. dollars at the bid price of such currencies against U.S. dollars last quoted by any major bank. If there have been no sales on such exchange or on NASDAQ, the security is valued at the closing bid price. Readily marketable securities traded only in the over-the-counter market and not on NASDAQ are valued at the last bid price. Values are ordinarily obtained through the use of independent pricing services, in accordance with procedures adopted by the Trust’s Board of Trustees (the “Board”). In the case of fixed income securities, such independent services may use matrix pricing in arriving at securities valuations in appropriate circumstances. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which constitutes fair value as determined by the Board. Pursuant to procedures adopted by the Board, any of the Portfolios may use a pricing service, bank, or broker-dealer experienced in such matters to value the Portfolio’s securities. When reliable market quotations are not readily available for any security, the fair value of that security will be determined by a committee established by the Board in accordance with procedures

THE HIRTLE CALLAGHAN TRUST

Notes to Financial Statements (continued) — December 31, 2008 (Unaudited)

adopted by the Board. The fair valuation process is designed to value the subject security at the price the Portfolio would reasonably expect to receive upon its current sale. Fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the International Portfolio’s net asset value is calculated, such securities may be valued at fair value in accordance with procedures adopted by the Board. Management identifies possible fluctuations in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the International Portfolio may use a systematic valuation model provided by an independent third party to fair value its international securities.

Effective July 1, 2008, the Portfolios adopted Statement on Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements”. This standard established a single authoritative definition of fair value, set out a framework for measuring fair value and required additional disclosures about fair value measurements. One key component to the implementation of SFAS No. 157 included the development of a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Portfolios’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets

•	Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the following Portfolios’ securities as of December 31, 2008:

Portfolio (amounts in thousands)	Level 1 - Quoted Prices		Level 2 - Other Significant Observable Inputs		Level 3 - Significant Unobservable Inputs		Total
	Investments	Other*	Investments	Other*	Investments	Other*	Investments	Other*
Value Portfolio	$325,551	$87	$637	$—	$—	$—	$326,188	$87
Institutional Value Portfolio	323,722	51	417	—	—	—	324,139	51
Growth Portfolio	577,287	99	392	—	—	—	577,679	99
Institutional Growth Portfolio	481,734	67	377	—	—	—	482,111	67
Small Cap Portfolio	277,425	—	—	—	—	—	277,425	—
Institutional Small Cap Portfolio	175,493	—	—	—	—	—	175,493	—
International Portfolio	153,383	—	1,064,944	150	—	—	1,218,327	150
Fixed Income Portfolio	3,796	—	267,614	—	—	—	271,410	—

THE HIRTLE CALLAGHAN TRUST

Notes to Financial Statements (continued) — December 31, 2008 (Unaudited)

Portfolio (amounts in thousands)	Level 1 - Quoted Prices		Level 2 - Other Significant Observable Inputs		Level 3 - Significant Unobservable Inputs		Total
	Investments	Other*	Investments	Other*	Investments	Other*	Investments	Other*
Fixed Income II Portfolio	$7,694	$702	$316,454	$197	$—	$—	$324,148	$899
Fixed Opportunity Portfolio	4,673	—	139,229	—	—	—	143,902	—
Short-Term Municipal Portfolio	333	—	30,037	—	—	—	30,370	—
Intermediate Municipal Portfolio	—	—	483,848	—	—	—	483,848	—

*	Other financial instruments are derivative instruments not reflected in the Statement of Investments, such as futures and currency contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

B.    Securities Transactions and Investment Income.    For financial reporting purposes, portfolio security transactions are reported on trade date. However, for daily net asset value determination, portfolio security transactions are reflected no later than in the first calculation on the first business day following trade date. Dividend income is recognized on the ex-dividend date and foreign dividends are recognized when known. Interest income, including amortization of premium and accretion of discount on investments is accrued daily, as earned. Realized gains and losses from securities transactions are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Realized gains and losses from paydown transactions on mortgage and asset backed securities are reclassified as investment income or loss for financial reporting purposes.

C.    Allocation of Expenses.    Expenses directly attributable to a Portfolio are charged to that Portfolio. Other expenses are allocated proportionately among the Portfolios in relation to the net assets of each Portfolio or by another appropriate method.

D.    Dividends and Capital Gain Distributions to Shareholders.    The Fixed Income Portfolio, Fixed Income II Portfolio, Short-Term Municipal Portfolio and Intermediate Municipal Portfolio, declare and distribute dividends from net investment income on a monthly basis. The Value Portfolio, Institutional Value Portfolio, Growth Portfolio, Institutional Growth Portfolio, Small Cap Portfolio, Institutional Small Cap Portfolio and Fixed Opportunity Portfolio declare and distribute dividends from net investment income on a quarterly basis. The International Portfolio declares and distributes dividends from net investment income on a semi-annual basis if there is any net investment income to distribute, otherwise there will not be a distribution. Net realized capital gains, if any, are declared and distributed at least annually for each Portfolio.

E.    Repurchase Agreements.    Among the instruments that each of the Portfolios may use for temporary investment purposes are repurchase agreements. Under the terms of a typical repurchase agreement, a Portfolio would acquire an underlying debt security for a relatively short period (usually not more than one week), subject to an obligation of the seller to repurchase that security and the obligation of the Portfolio to resell that security at an agreed-upon price and time. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions upon the Portfolio’s ability to dispose of the underlying securities. The creditworthiness of those banks and non-bank dealers with which the respective Portfolios may enter into repurchase agreements are monitored in accordance with guidelines adopted by the Board, as is the market value of the securities underlying any repurchase agreement to ensure that the repurchase obligation of the seller is collateralized by an amount at least equal to the repurchase price including accrued interest. All repurchase agreements are fully collateralized by U.S. Treasury and U.S. government securities.

THE HIRTLE CALLAGHAN TRUST

Notes to Financial Statements (continued) — December 31, 2008 (Unaudited)

F.    TBA Purchase Commitments.    Certain of the Portfolios may enter into “TBA” (to be announced) purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. The risk is in addition to the risk of decline in the value of a Portfolio’s other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under “Portfolio Valuation” above.

G.    Commission Recapture.    Certain of the Portfolios participate in a commission recapture program. These Portfolios will utilize the recaptured commissions to pay for, in whole or in part, certain expenses of the Portfolios, excluding investment advisory fees. The expenses eligible to be paid will include, but will not be limited to, administration fees, audit fees, custodian fees, legal fees and printing expenses, as directed by the Trust. These amounts are disclosed as expenses paid indirectly on the Statements of Operations.

For the six months ended December 31, 2008, the following commissions were recaptured (in thousands):

Value Portfolio	$218
Institutional Value Portfolio	34
Growth Portfolio	54
Institutional Growth Portfolio	15
Small Cap Portfolio	10
Institutional Small Cap Portfolio	8
International Portfolio	19

H.    Foreign Exchange Transactions.    The books and records of the Portfolios are maintained in U.S. dollars. Non-U.S. dollar denominated amounts are translated into U.S. dollars as follows, with the resultant exchange gains and losses recorded in the Statement of Operations:

i)    value of investment securities and other assets and liabilities at the exchange rate on the valuation date,

ii)    purchases and sales of investment securities and income and expenses at the exchange rate prevailing on the respective date of such transactions.

The Portfolios do not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments.

Dividends and interest from non-U.S. sources received by a Portfolio are generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and each Portfolio intends to undertake any procedural steps required to claim the benefits of such treaties. If the value of more than 50% of a Portfolio’s total assets at the close of any taxable year consists of stock or securities of non-U.S. corporations, the Portfolio is permitted and may elect to treat any non-U.S. taxes paid by it as paid by its shareholders.

I.    Derivative Instruments.    Certain of the Portfolios may invest in various financial instruments including positions in forward currency contracts and financial futures contracts.

Forward Currency Contracts — A forward currency contract (“forward”) is an agreement between two parties to buy and sell a currency at a set price on a future date. The value of the forward fluctuates with changes in currency exchange rates. The forward is marked-to-market daily and the change in value is recorded by the Portfolio as unrealized appreciation or depreciation. When the forward is closed, the Portfolio records a realized gain or loss equal to the fluctuation in value during the period the forward was open. The Portfolio could be exposed to risk if a counterparty is unable to meet the terms of a forward or if the value of the currency changes

THE HIRTLE CALLAGHAN TRUST

Notes to Financial Statements (continued) — December 31, 2008 (Unaudited)

unfavorably. A Portfolio enters into such contracts for the purpose of hedging exposure to changes in foreign currency exchange rates on its holdings.

Forward currency contracts may involve market or credit risk in excess of the amounts reflected on the Portfolio’s statement of assets and liabilities. The gain or loss from the difference between the cost of original contracts and the amount realized upon the closing of such contracts is included in net realized gains or losses on foreign currency transactions. Fluctuations in the value of forward contracts held at December 31, 2008, are recorded for financial reporting purposes as net unrealized gains or losses by the Portfolio.

Financial Futures Contracts — As indicated in the prospectuses, certain of the Portfolios may invest in financial futures contracts. Upon entering into a financial futures contract, a Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin” are made or received by a Portfolio each day, depending on the daily fluctuations in the value of the underlying security. A Portfolio recognizes a gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of an imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets.

Written Options Contracts — Certain of the Portfolios may write options contracts for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses.

Recently Issued Accounting Pronouncements — In March 2008, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Portfolios’ derivative and hedging activities, including how such activities are accounted for and their effect on the Portfolio’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Portfolio’s financial statements and related disclosures.

J.    Use of Estimates.    Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Actual results could vary from those estimates.

3.    TRANSFERS IN-KIND    For the period ended December 31, 2008, certain shareholders of the Value Portfolio, Growth Portfolio and Small Cap Portfolio redeemed their shares in-kind and purchased shares in-kind of the Institutional Value Portfolio, Institutional Growth Portfolio and Institutional Small Cap Portfolio, respectively. The in-kind transactions for the period were as follows (amounts in thousands):

Portfolio	Transaction	Date	In-kind Amount	Realized Gain
Value Portfolio	Redemption In-kind	July 18, 2008	$370,370	$37,662
Growth Portfolio	Redemption In-kind	August 8, 2008	585,735	160,170
Small Cap Portfolio	Redemption In-kind	August 15, 2008	241,776	51,003
Institutional Value Portfolio	Subscription In-kind	July 18, 2008	370,370	N/A
Institutional Growth Portfolio	Subscription In-kind	August 8, 2008	585,735	N/A
Institutional Small Cap Portfolio	Subscription In-kind	August 15, 2008	241,776	N/A

THE HIRTLE CALLAGHAN TRUST

Notes to Financial Statements (continued) — December 31, 2008 (Unaudited)

Realized gains on redemptions in-kind are recognized for financial reporting purposes, but are not considered to be realized for federal income tax purposes.

4.    LOANS OF PORTFOLIO SECURITIES.    Effective April 16, 2008, the Portfolios stopped their lending of securities. As of December 31, 2008, the Portfolios had no securities on loan. The Portfolios are, however, permitted to loan securities within certain limits. In the event that securities lending is resumed, each Portfolio will limit its lending activity to 33 1/3% of its total assets. SSB, as lending agent for the Trust, will maintain collateral at all times in an amount equal to at least 100% of the current market value of the loaned securities in the form of cash or U.S. government obligations, to secure the return of the loaned securities. The initial value of loan collateral will not be less than 102% of the market value of the loaned securities plus the accrued interest on debt securities. SSB, in accordance with SSB’s reasonable and customary practices, will mark loaned securities and collateral to their market value each business day based upon the market value of the collateral and the loaned securities at the close of business employing the most recently available pricing information and receive and deliver collateral in order to maintain the value of the collateral at no less than 100% of the market value of the loaned securities. Cash collateral received is invested by SSB pursuant to the terms of the Lending Agreement. According to the terms of the lending agreement, each Portfolio retains 70% of the income generated from the lending of its securities. All such investments are made at the risk of the Portfolios and, as such, the Portfolios are liable for investment losses. To the extent a loan is secured by non-cash collateral, the borrower is required to pay a loan premium. Non-cash collateral received cannot be sold or re-pledged. Net income earned on the investment of cash collateral and loan premiums received on non-cash collateral are allocated between SSB and the Portfolios in accordance with the Lending Agreement. In the event of bankruptcy of the borrower, the retention of the collateral may be subject to legal proceedings. Cash collateral received for securities on loan would be invested in the State Street Navigator Securities Lending Prime Portfolio, a registered 2(a)-7 money market fund. Pursuant to the registration statement of that portfolio, it has been established exclusively for the investment of cash collateral on behalf of funds participating in SSB’s securities lending program. Its average duration is restricted to 90 days or less. All investments were qualified as “eligible securities” within the meaning of Rule 2(a)-7 of the 1940 Act. The portfolio maintained a stable net asset value per share of $1.00 by valuing its portfolio using amortized cost method and complied with the requirements of Rule 2(a)-7.

5.    INVESTMENT ADVISORY AND ADMINISTRATIVE CONTRACTS.    The Trust has entered into investment advisory contracts (“Portfolio Management Contracts”) on behalf of each of the Portfolios with one or more investment management organizations (each, a “Specialist Manager”). For the Portfolio(s) it serves, each Specialist Manager is responsible for providing a continuous program of investment management for that portion of the Portfolio allocated to it and for placing all orders for the purchase and sale of securities and other instruments for such portion of the Portfolio. Except as noted, each Specialist Manager earns a fee, accrued daily and paid either monthly or quarterly, based on average net assets of that portion of the portfolio managed.

For the period ended December 31, 2008, the Value Portfolio incurred the following investment advisory fee expense with respect to the services of the indicated Specialist Managers:

Specialist Manager	Amount Earned (in thousands)	Fee
SSgA Funds Management, Inc.*	$43	0.04%
Institutional Capital, LLC	710	0.35%
JS Asset Management, LLC	77	0.44%	(a)
AllianceBernstein L.P.	11	0.38%	(b)

	$841	0.25%

THE HIRTLE CALLAGHAN TRUST

Notes to Financial Statements (continued) — December 31, 2008 (Unaudited)

For the period ended December 31, 2008, the Institutional Value Portfolio incurred the following investment advisory fee expense with respect to the services of the indicated Specialist Managers:

Specialist Manager	Amount Earned (in thousands)	Fee
SSgA Funds Management, Inc.*	$25	0.04%
Institutional Capital, LLC	305	0.35%
JS Asset Management, LLC	32	0.50%	(a)
AllianceBernstein L.P.	11	0.38%	(b)

	$373	0.23%

For the period ended December 31, 2008, the Growth Portfolio incurred the following investment advisory fee expense with respect to the services of the indicated Specialist Managers:

Specialist Manager	Amount Earned (in thousands)	Fee
Jennison Associates LLC	$516	0.25%	(c)
SSgA Funds Management, Inc.*	74	0.04%
Sustainable Growth Advisers	638	0.35%

	$1,228	0.22%

For the period ended December 31, 2008, the Institutional Growth Portfolio incurred the following investment advisory fee expense with respect to the services of the indicated Specialist Managers:

Specialist Manager	Amount Earned (in thousands)	Fee
Jennison Associates LLC	$164	0.25%	(c)
SSgA Funds Management, Inc.*	26	0.04%
Sustainable Growth Advisers	269	0.35%

	$459	0.22%

For the period ended December 31, 2008, the Small Cap Portfolio incurred the following investment advisory fee expense with respect to the services of the indicated Specialist Managers:

Specialist Manager	Amount Earned (in thousands)	Fee
Frontier Capital Management Company, LLC.	$236	0.45%
Geewax & Partners, LLC	119	0.30%
Sterling Johnston Capital Management, L.P.	282	0.75%
IronBridge Capital Management LP	552	0.95%
Franklin Portfolio Associates LLC^	99	0.30%

	$1,288	0.59%

THE HIRTLE CALLAGHAN TRUST

Notes to Financial Statements (continued) — December 31, 2008 (Unaudited)

For the period ended December 31, 2008, the Institutional Small Cap Portfolio incurred the following investment advisory fee expense with respect to the services of the indicated Specialist Managers:

Specialist Manager	Amount Earned (in thousands)	Fee
Frontier Capital Management Company, LLC.	$68	0.45%
Geewax & Partners, LLC	40	0.30%
Sterling Johnston Capital Management, L.P.	92	0.75%
IronBridge Capital Management LP	185	0.95%
Franklin Portfolio Associates LLC^	33	0.30%

	$418	0.59%

For the period ended December 31, 2008, the International Portfolio incurred the following investment advisory fee expense with respect to the services of the indicated Specialist Managers:

Specialist Manager	Amount Earned (in thousands)	Fee
Artisan Partners Limited Partnership	$988	0.47%	(d)
Capital Guardian Trust Company.	1,445	0.38%	(e)
Causeway Capital Management LLC	643	0.45%

	$3,076	0.42%

For the period ended December 31, 2008, the Fixed Income Portfolio incurred the following investment advisory fee expense with respect to the services of the indicated Specialist Manager:

Specialist Manager	Amount Earned (in thousands)	Fee
Aberdeen Asset Management, Inc.	$299	0.20%	(f)

For the period ended December 31, 2008, the Fixed Income II Portfolio incurred the following investment advisory fee expense with respect to the services of the indicated Specialist Manager:

Specialist Manager	Amount Earned (in thousands)	Fee
BlackRock Financial Management, Inc.	$319	0.21%	(g)

For the period ended December 31, 2008, the Fixed Opportunity Portfolio incurred the following investment advisory fee expenses with respect to the services of the indicated Specialist Managers:

Specialist Manager	Amount Earned (in thousands)	Fee
Seix Investment Advisors LLC	$354	0.44%	(h)

THE HIRTLE CALLAGHAN TRUST

Notes to Financial Statements (continued) — December 31, 2008 (Unaudited)

For the period ended December 31, 2008, the Short-Term Municipal Portfolio incurred the following investment advisory fee expense with respect to the services of the indicated Specialist Manager:

Specialist Manager	Amount Earned (in thousands)	Fee
Breckinridge Capital Advisors, Inc.	$20	0.125%

For the period ended December 31, 2008, the Intermediate Municipal Portfolio incurred the following investment advisory fee expense with respect to the services of the indicated Specialist Managers:

Specialist Manager	Amount Earned (in thousands)	Fee
Schroder Investment Management North America, Inc.	$482	0.20%	(i)
Standish Mellon Asset Management Company LLC	70	0.20%	(j)

	$552	0.20%

*	SSgA Funds Management, Inc. is an affiliate of SSB, the custodian to the Trust.

^	See Footnote 9 in Notes to Financial Statements.

(a)	JS Asset Management, LLC acted as a Specialist Manager of the Portfolio through December 19, 2008.

(b)	AllianceBernstein L.P. became a Specialist Manager of the Value Portfolio and Institutional Value Portfolio on December 5, 2008. AllianceBernstein L.P. receives a fee, which fee shall be payable monthly in arrears of 0.38% of the average daily net assets of the first $300 million of the Combined Assets (as defined below). On Combined Assets over $300 million, the fee shall be at the annual rate of 0.37% of the Combined Assets. “Combined Assets” shall mean the sum of: the average net assets of the Value Portfolio and the average net assets of the Institutional Value Portfolio managed by AllianceBernstein L.P.; and assets invested in the same investment strategy as the Portfolio that are managed by AllianceBernstein L.P. under Hirtle Callaghan’s unified managed account program.

(c)	Jennison Associates LLC (“Jennison”) is entitled to receive an annual fee of no more than 0.30% of average net assets of that portion of the Growth Portfolio and Institutional Growth Portfolio allocated to Jennison (the “Jennison Accounts”). While the rate at which Jennison’s fee for managing the Portfolios will not exceed 0.30%, the fee may decrease based on the aggregate market value of the Jennison Accounts and certain other assets managed by Jennison (which may pay fees exceeding 0.30%) for the benefit of certain investors who are clients of the Trust’s primary adviser at the following annual rates:

— 0.75% on the first $10 million;

— 0.50% on the next $30 million;

— 0.35% on the next $25 million;

— 0.25% on the next $335 million;

— 0.22% on the next $600; and

— 0.20% on the balance

(d)	Artisan Partners Limited Partnership’s fee shall be at the annual rate of 0.47% of the average daily net assets of the Portfolio, so long as the Combined Assets (as defined below) are greater than $500 million. If the Combined Assets are reduced to $500 million or less, the fee shall be calculated based on average daily net assets of the Portfolio at the following annual rates:

— 0.80% on assets up to $50 million;

THE HIRTLE CALLAGHAN TRUST

Notes to Financial Statements (continued) — December 31, 2008 (Unaudited)

— 0.60% on assets from $50 million to $100 million; and

— 0.70% on assets in excess of $100 million

“Combined Assets” shall mean the sum of: the average net assets in the Account and the average net assets of the Institutional International Equity Portfolio managed by Artisan Partners Limited Partnership (Shares of the Institutional International Equity Portfolio were not offered as of December 31, 2008).

(e)	Capital Guardian Trust Company receives a fee, which shall be payable quarterly in arrears in accordance at the following annual rates. The minimum Annual Fee (based upon an account size of $50 million) is $312,500.

— 0.70% on the first $25 million;

— 0.55% on the next $25 million;

— 0.425% on the next $200 million; and

— 0.375% on the balance

When the total aggregated fees exceed $3 million, before discounts (as set forth below), fee break points are to be eliminated and the Portfolio will pay its fee at an annual rate of 0.375% on all assets in the Portfolio.

The following fee discounts will be applied based upon the total annualized aggregate fees, which include all fees from separate accounts, pooled investments vehicles, and funds with internally charged fees managed by Capital Group companies, except for investments in American Funds’ mutual funds. The resulting discount percentage will be applied to each account’s fees (excluding fees related to investments in funds with internally charged fees):

— 5% discount on fees from $1.25 million to $4 million;

— 7.5% discount on fees from $4 million to $8 million;

— 10% discount on fees from $8 million to $12 million; and

— 12.5% discount on fees over $12 million

(f)	During the period, Aberdeen Asset Management, Inc. voluntarily waived and reimbursed a portion of its fees as disclosed on the Statement of Operations.

(g)	BlackRock Financial Management, Inc.’s fee is computed in accordance with a tiered fee of 0.25% of the average daily net assets on the first $100 million, 0.20% of such assets between $100 million and $200 million, and 0.175% of such assets over $200 million.

(h)	Seix Investment Advisors LLC (“Seix”) receives a fee, based on the average daily net asset value of the assets of the Portfolio under its management at an annual rate of 0.50% for the first $100 million in such assets, and 0.40% for those assets in excess of $100 million. The maximum fee payable is 0.50%. The Agreement also provides that, to the extent assets of other clients of Hirtle Callaghan (“Related Accounts”) are managed by Seix, such assets will be taken into account in calculating the fee payable to Seix.

(i)	Schroder Investment Management North America, Inc. acted as Specialist Manager of the Portfolio through December 5, 2008.

(j)	Standish Mellon Asset Management Company LLC (“Standish”) became Specialist Manager of the Portfolio on December 5, 2008.

Pursuant to a discretionary investment advisory agreement between the Trust and Hirtle, Callaghan & Co., LLC (“Hirtle Callaghan”, formerly known as Hirtle, Callaghan & Co., Inc.), Hirtle Callaghan is paid a fee which is

THE HIRTLE CALLAGHAN TRUST

Notes to Financial Statements (continued) — December 31, 2008 (Unaudited)

calculated, accrued daily and paid monthly at an annual rate of 0.05% of average net assets per Portfolio. The fees that Hirtle Callaghan receives are listed as Management fees on the Statements of Operations. Hirtle Callaghan makes its officers available to serve as officers and/or Trustees of the Trust, provides office space sufficient for the Trust’s principal office, and monitors the performance of various investment management organizations, including the Specialist Managers. The Board of Trustees has authorized the Trust’s officers to request an order from the Securities and Exchange Commission that would permit the Trust to enter into portfolio management agreements with Specialist Managers upon the approval of the Board but without submitting such contracts for the approval of the shareholders of the relevant Portfolio.

Citi Fund Services Ohio, Inc. (“Citi”) is responsible for providing the Portfolios with administrative, fund accounting, dividend and capital gains disbursing agent and transfer agency services. Citi receives compensation for providing administration, fund accounting and transfer agency services at an all inclusive fee (“Omnibus Fee”) based on a percentage of each Portfolio’s average net assets. These amounts are disclosed as administrative service fees on the Statements of Operations. Citi voluntarily waived certain fees for the period ended December 31, 2008 which are disclosed as Administrative services fees waived on the Statements of Operations. The Omnibus Fee is accrued daily and payable on a monthly basis as follows:

For All Portfolios:

Fifty-four one-thousandths of one percent (.054%) of the Trust’s Portfolios’ average daily net assets up to $6,000,000,000; and

Five one-thousandths of one percent (.005%) of the Trust’s Portfolios’ average daily net assets in excess of $6,000,000,000

As such, the Trust paid an aggregate amount of $1,105,000, net of waivers, to Citi for the period ended December 31, 2008.

Foreside Fund Services LLC, an affiliate of Foreside Distribution Services LP, serves as distributor to the Trust.

6.    PURCHASE AND SALE TRANSACTIONS.    The aggregate amount of purchases and sales of investment securities, other than short-term securities, for the period ended December 31, 2008, were as follows (in thousands):

Portfolio	Purchases	Sales
Value Portfolio	$474,768	$609,030
Institutional Value Portfolio	324,743	235,820
Growth Portfolio	398,371	614,873
Institutional Growth Portfolio	214,677	100,706
Small Cap Portfolio	250,202	240,823
Institutional Small Cap Portfolio	84,364	58,848
International Portfolio	667,558	551,475
Fixed Income Portfolio	348,640	311,843
Fixed Income II Portfolio	246,971	203,170
Fixed Opportunity Portfolio	79,314	46,513
Short-Term Municipal Portfolio	2,407	4,652
Intermediate Municipal Portfolio	10,325	59,473

The aggregate purchases and sales of long-term U.S. government securities for the period ended December 31, 2008 were as follows (in thousands):

	Purchases	Sales
Fixed Income Portfolio	$279,404	$247,269
Fixed Income II Portfolio	229,417	173,617

THE HIRTLE CALLAGHAN TRUST

Notes to Financial Statements (continued) — December 31, 2008 (Unaudited)

7.    WRITTEN OPTIONS.    The Fixed Income II Portfolio had the following transactions in written call and put options during the period ended December 31, 2008:

	Number of Contracts	Premiums Received (in thousands)
Options outstanding at June 30, 2008	(209)	$(178)
Options written	—	—
Options expired	146	113
Options closed	63	64

Options outstanding at December 31, 2008	—	$—

8.    FEDERAL INCOME TAXES.    It is the policy of each Portfolio to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code (the “Code”), and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. The Portfolios may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes.

As required, effective December 28, 2007, the Trust adopted FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing each of the Portfolios’ tax returns to determine whether it is more-likely-than not (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Implementation of FIN 48 included a review of tax positions taken in tax years that remain subject to examination by tax authorities. The Portfolios are subject to federal and various state jurisdictions for income tax purposes. While the statute of limitations remains open to examine the Portfolios’ U.S. tax returns filed for the past four fiscal years, no examinations are in progress or anticipated at this time. The adoption of FIN 48 did not impact the Portfolios’ net assets or results of operations. The adoption of FIN 48 also requires ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Portfolios’ net asset value and financial statements.

A.    Unrealized Appreciation/Depreciation (in thousands)

	Tax Cost of Securities	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation/ (Depreciation)
Value Portfolio	$435,337	$11,330	$(120,479)	$(109,149)
Institutional Value Portfolio	405,673	5,041	(86,575)	(81,534)
Growth Portfolio	686,440	33,025	(141,786)	(108,761)
Institutional Growth Portfolio	661,309	564	(179,762)	(179,198)
Small Cap Portfolio	362,173	20,753	(105,501)	(84,748)
Institutional Small Cap Portfolio	243,089	3,990	(72,259)	(68,269)
International Portfolio	1,549,430	64,683	(395,786)	(331,103)

THE HIRTLE CALLAGHAN TRUST

Notes to Financial Statements (continued) — December 31, 2008 (Unaudited)

	Tax Cost of Securities	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation/ (Depreciation)
Fixed Income Portfolio	316,076	5,864	(50,530)	(44,666)
Fixed Income II Portfolio	342,417	9,903	(28,172)	(18,269)
Fixed Opportunity Portfolio	176,777	1,264	(34,228)	(32,964)
Short-Term Municipal Portfolio	29,728	649	(7)	642
Intermediate Municipal Portfolio	536,964	5,053	(58,169)	(53,116)

The differences between book-basis and tax-basis unrealized appreciation/depreciation are attributable primarily to: tax deferral of losses on wash sales, the difference on investments in passive foreign investment companies, and amortization/accretion.

B.    Tax Characteristics of Distributions Paid

The tax characteristics of distributions paid during the fiscal years ended June 30, 2008 and 2007 were as follows (in thousands):

	Distributions Paid From:		Total Taxable Distributions	Tax-Exempt Distributions	Total Distributions Paid*
2008	Ordinary Income	Net Long Term Gains
Value Portfolio	$45,740	$87,034	$132,774	$—	$132,774
Growth Portfolio	17,269	—	17,269	—	17,269
Small Cap Portfolio	25,444	44,246	69,690	—	69,690
International Portfolio	50,070	181,059	231,129	—	231,129
Fixed Income Portfolio	14,196	—	14,196	—	14,196
Fixed Income II Portfolio	14,325	—	14,325	—	14,325
Fixed Opportunity Portfolio	12,666	—	12,666	—	12,666
Short-Term Municipal Portfolio	1	—	1	1,131	1,132
Intermediate Municipal Portfolio	3,275	—	3,275	21,343	24,618

	Distributions Paid From:		Total Taxable Distributions	Tax-Exempt Distributions	Total Distributions Paid*
2007	Ordinary Income	Net Long Term Gains
Value Portfolio	$38,991	$38,031	$77,022	$—	$77,022
Growth Portfolio	13,066	—	13,066	—	13,066
Small Cap Portfolio	22,215	65,694	87,909	—	87,909
International Portfolio	47,731	71,134	118,865	—	118,865
Fixed Income Portfolio	12,608	—	12,608	—	12,608
Fixed Income II Portfolio	12,929	—	12,929	—	12,929
Fixed Opportunity Portfolio	8,986	—	8,986	—	8,986
Short-Term Municipal Portfolio	1	—	1	1,034	1,035
Intermediate Municipal Portfolio	3,525	—	3,525	20,487	24,012

*	Total distributions paid may differ from the Statement of Changes in Net Assets because dividends for tax purposes are recognized when actually paid. Certain Portfolios utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as part of the dividends paid deduction for income tax purposes.

Amounts designated as “—” are $0 or have been rounded to $0.

THE HIRTLE CALLAGHAN TRUST

Notes to Financial Statements (continued) — December 31, 2008 (Unaudited)

C.    Components of Accumulated Earnings

As of June 30, 2008, the components of accumulated earnings/(deficit) on a tax basis were as follows (in thousands):

	Undistributed Ordinary Income/Tax Exempt Income	Undistributed Long Term Capital Gains	Accumulated Earnings	Dividends Payable	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/ (Deficit)
Value Portfolio	$708	$5,968	$6,676	$—	$—	$(75,191)	$(68,515)
Growth Portfolio	212	—	212	—	(95,302)	228,478	133,388
Small Cap Portfolio	71	—	71	—	(18,489)	52,312	33,894
International Portfolio	—	53,940	53,940	—	(2,363)	187,527	239,104
Fixed Income Portfolio	1,363	—	1,363	(1,318)	(2,972)	(12,942)	(15,869)
Fixed Income II Portfolio	1,164	—	1,164	(1,242)	(3,780)	(3,670)	(7,528)
Fixed Opportunity Portfolio	442	—	442	—	(38,267)	(4,406)	(42,231)
Short-Term Municipal Portfolio	80	—	80	(88)	—	226	218
Intermediate Municipal Portfolio	2,220	—	2,220	(1,950)	(2,190)	(19,824)	(21,744)

D.    Capital Loss Carryforwards

As of June 30, 2008, the following Portfolios had net capital loss carryforwards to offset future capital gains, if any, to the extent provided by the Code:

	Amount (in thousands)	Expires
Growth Portfolio	$45,682	2011
Growth Portfolio	5,749	2012
Fixed Income Portfolio	2,369	2015
Fixed Income II Portfolio	3,415	2015
Fixed Opportunity Portfolio	12,386	2011
Fixed Opportunity Portfolio	15,625	2012
Fixed Opportunity Portfolio	515	2015
Fixed Opportunity Portfolio	1,612	2016
Intermediate Municipal Portfolio	346	2009
Intermediate Municipal Portfolio	432	2013
Intermediate Municipal Portfolio	423	2014
Intermediate Municipal Portfolio	645	2015
Intermediate Municipal Portfolio	256	2016

To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders. During the fiscal year ended June 30, 2008, the Growth Portfolio, Fixed Income Portfolio, Fixed Income II Portfolio and the Short-Term Municipal Portfolio utilized $12,693,637, $1,468,079, $1,364,364 and $49,030 of net capital loss carryforwards, respectively.

THE HIRTLE CALLAGHAN TRUST

Notes to Financial Statements (concluded) — December 31, 2008 (Unaudited)

E.    Post October Losses

Under current tax law, capital losses realized after October 31 of a Portfolio’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Growth Portfolio, Small Cap Portfolio, International Portfolio, Fixed Income Portfolio, Fixed Income II Portfolio, Fixed Opportunity Portfolio and the Intermediate Municipal Portfolio had deferred post October losses of $43,870,751, $18,488,692, $2,363,344, $602,728, $365,860, $8,129,112 and $88,735, respectively.

9.    SUBSEQUENT EVENTS

A.    Effective January 1, 2009, the merger of Franklin Portfolio Associates LLC (“FPA”), a Specialist Manager for Small Cap Portfolio and Institutional Small Cap Portfolio, and Mellon Capital Management Corporation (“Mellon Capital”) was completed. Mellon Capital has continued to provide portfolio management services to the Portfolios in accordance with the terms of the Portfolio Management Agreements between FPA and the Trust. Before the transaction, both FPA and Mellon Capital were wholly-owned indirect subsidiaries of The Bank of New York Mellon Corporation (“BNY-Mellon”). The transaction did not, however, result in any substantive change in the nature or quality of the services provided to the Portfolios under the Agreements or the personnel who deliver these services and Mellon Capital continues to be an indirect, wholly-owned subsidiary of BNY-Mellon.

B.    At a meeting of the shareholders of the Intermediate Municipal Portfolio, held on February 6, 2009, the Portfolio Management Agreement between the Trust and Standish on behalf of the Intermediate Municipal Portfolio was approved by shareholders of that Portfolio. In order to ensure continuity of services to the Portfolio, Standish had been providing services to the Portfolio pursuant to an Interim Portfolio Management Agreement approved by the Board at a meeting held on November 25, 2008.

THE HIRTLE CALLAGHAN TRUST

Additional Information — December 31, 2008 (Unaudited)

1.    SECURITY PROXY VOTING.    A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is contained in the Statement of Additional Information. Information regarding how the Portfolios voted proxies related to portfolio securities during the year ended June 30, 2008, is available without charge, upon request, by calling 800-242-9596 and on the SEC’s website at http://www.sec.gov.

2.    SHAREHOLDER VOTES.    During the period ended December 31, 2008, the following actions were taken by the shareholders of certain of the Portfolios.

SPECIAL MEETINGS OF THE SHAREHOLDERS

A special meeting of shareholders of the Small Cap Portfolio was held on August 15, 2008. At the August 15, 2008 meeting, shareholders voted and approved a new portfolio management agreement between the Trust and Geewax & Partners, LLC. The results of the August 15, 2008 meeting are presented below:

1.    Approval of a portfolio management agreement between the Trust, on behalf of the Small Cap Portfolio, and Geewax & Partners, LLC.

	Shares Voted	% of the Outstanding Shares of the Portfolio	% of Votes in Favor
Affirmative:	39,208,232	74.58%	100.00%
Against:	0	0.00%	0.00%
Abstain:	0	0.00%	0.00%

Total:	39,208,232	74.58%	100.00%

A special meeting of shareholders of each of the Value, the Institutional Value and the Institutional Growth Portfolios was held on December 5, 2008. At the December 5, 2008 meeting shareholders of the Value Portfolio approved a new portfolio management agreement with the Trust and AllianceBernstein L.P., shareholders of the Institutional Value Portfolio approved new portfolio management agreements with the Trust and AllianceBernstein L.P. and the Trust and Pacific Investment Management Company, LLC and shareholders of the Institutional Growth Portfolio approved a new portfolio management agreement with the Trust and Pacific Investment Management Company, LLC. The results of the December 5, 2008 meeting are presented below:

1.    Approval of a portfolio management agreement between the Trust, on behalf of the Value Portfolio, and AllianceBernstein L.P.

	Shares Voted	% of the Outstanding Shares of the Portfolio	% of Votes in Favor
Affirmative:	50,976,508	86.35%	100.00%
Against:	0	0.00%	0.00%
Abstain:	0	0.00%	0.00%

Total:	50,976,508	86.35%	100.00%

THE HIRTLE CALLAGHAN TRUST

Additional Information (continued) — December 31, 2008 (Unaudited)

2.    Approval of a portfolio management agreement between the Trust, on behalf of the Institutional Value Portfolio, and AllianceBernstein L.P.

	Shares Voted	% of the Outstanding Shares of the Portfolio	% of Votes in Favor
Affirmative:	30,812,078	87.44%	100.00%
Against:	0	0.00%	0.00%
Abstain:	0	0.00%	0.00%

Total:	30,812,078	87.44%	100.00%

3.    Approval of a portfolio management agreement between the Trust, on behalf of the Institutional Value Portfolio, and Pacific Investment Management Company, LLC.

	Shares Voted	% of the Outstanding Shares of the Portfolio	% of Votes in Favor
Affirmative:	30,812,078	87.44%	100.00%
Against:	0	0.00%	0.00%
Abstain:	0	0.00%	0.00%

Total:	30,812,078	87.44%	100.00%

4.    Approval of a portfolio management agreement between the Trust, on behalf of the Institutional Growth Portfolio, and Pacific Investment Management Company, LLC.

	Shares Voted	% of the Outstanding Shares of the Portfolio	% of Votes in Favor
Affirmative:	48,225,121	85.96%	100.00%
Against:	0	0.00%	0.00%
Abstain:	0	0.00%	0.00%

Total:	48,225,121	85.96%	100.00%

3.    EXPENSE EXAMPLE    As a shareholder of the Trust, you incur ongoing costs, including management fees and other Portfolio expenses. This example (as set forth in the table below) is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2008 through December 31, 2008.

Actual Expenses    The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes    The table below provides information about hypothetical account values and hypothetical expenses based on each Hirtle Callaghan Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical

THE HIRTLE CALLAGHAN TRUST

Additional Information (continued) — December 31, 2008 (Unaudited)

account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value, July 1, 2008	Ending Account Value, December 31, 2008	Expenses Paid During Period[2]	Annualized Expense Ratio
Value Portfolio	Actual	$1,000	$702	$1.33	0.31%
	Hypothetical[1]	$1,000	$1,024	$1.58	0.31%
Institutional Value Portfolio[3]	Actual	$1,000	$713	$1.55	0.36%
	Hypothetical[1]	$1,000	$1,021	$1.84	0.36%
Growth Portfolio	Actual	$1,000	$691	$1.41	0.33%
	Hypothetical[1]	$1,000	$1,024	$1.68	0.33%
Institutional Growth Portfolio[4]	Actual	$1,000	$687	$1.49	0.35%
	Hypothetical[1]	$1,000	$1,018	$1.78	0.35%
Small Cap Portfolio	Actual	$1,000	$672	$2.95	0.70%
	Hypothetical[1]	$1,000	$1,022	$3.57	0.70%
Institutional Small Cap Portfolio[5]	Actual	$1,000	$648	$2.87	0.69%
	Hypothetical[1]	$1,000	$1,016	$3.51	0.69%
International Portfolio	Actual	$1,000	$644	$2.49	0.60%
	Hypothetical[1]	$1,000	$1,022	$3.06	0.60%
Fixed Income Portfolio	Actual	$1,000	$870	$1.46	0.31%
	Hypothetical[1]	$1,000	$1,024	$1.58	0.31%
Fixed Income II Portfolio	Actual	$1,000	$991	$1.66	0.33%
	Hypothetical[1]	$1,000	$1,024	$1.68	0.33%
Fixed Opportunity Portfolio	Actual	$1,000	$819	$2.61	0.57%
	Hypothetical[1]	$1,000	$1,022	$2.91	0.57%
Short-Term Municipal Portfolio	Actual	$1,000	$1,032	$1.43	0.28%
	Hypothetical[1]	$1,000	$1,024	$1.43	0.28%
Intermediate Municipal Portfolio	Actual	$1,000	$957	$1.58	0.32%
	Hypothetical[1]	$1,000	$1,024	$1.63	0.32%

[1]	Represents the hypothetical 5% annual return before expenses.
[2]	Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).
[3]	Information shown reflects values using expense ratios from July 18, 2008 (date of commencement of operations) to December 31, 2008.
[4]	Information shown reflects values using expense ratios from August 8, 2008 (date of commencement of operations) to December 31, 2008.
[5]	Information shown reflects values using expense ratios from August 15, 2008 (date of commencement of operations) to December 31, 2008.

4.    ACCESS TO QUARTERLY HOLDINGS

A complete schedule of each Portfolio’s portfolio holdings for the first and third fiscal quarter of each fiscal year is filed with the Securities and Exchange Commission on Form N-Q and is available on the Securities and Exchange Commission’s website at http://www.sec.gov. In addition, the schedules may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

THE HIRTLE CALLAGHAN TRUST

Additional Information (continued) — December 31, 2008 (Unaudited)

5.    ADDITIONAL PORTFOLIO HOLDINGS INFORMATION

The following tables reflect the percentage of the net assets of each Portfolio attributable to the indicated industry sector, type of security or geographic region, as appropriate for the indicated Portfolio.

Value Portfolio

Security Allocation	Percentage of Value
Consumer Discretionary	11.7%
Consumer Staples	10.7%
Energy	18.8%
Financials	22.0%
Healthcare	15.6%
Industrials	5.2%
Information Technology	5.2%
Materials	2.1%
Telecommunication Services	5.7%
Utilities	3.0%

Total	100.0%

Institutional Value Portfolio

Security Allocation	Percentage of Value
Consumer Discretionary	11.7%
Consumer Staples	10.7%
Energy	18.8%
Financials	22.0%
Healthcare	15.6%
Industrials	5.2%
Information Technology	5.2%
Materials	2.1%
Telecommunication Services	5.7%
Utilities	3.0%

Total	100.0%

Growth Portfolio

Security Allocation	Percentage of Value
Consumer Discretionary	11.0%
Consumer Staples	15.8%
Energy	5.9%
Financials	4.6%
Healthcare	25.7%
Industrials	4.5%
Information Technology	27.7%
Materials	4.1%
Telecommunication Services	0.2%
Utilities	0.5%

Total	100.0%

Institutional Growth Portfolio

Security Allocation	Percentage of Value
Consumer Discretionary	11.0%
Consumer Staples	15.8%
Energy	5.9%
Financials	4.6%
Healthcare	25.7%
Industrials	4.5%
Information Technology	27.7%
Materials	4.1%
Telecommunication Services	0.2%
Utilities	0.5%

Total	100.0%

THE HIRTLE CALLAGHAN TRUST

Additional Information (continued) — December 31, 2008 (Unaudited)

Small Cap Portfolio

Security Allocation	Percentage of Value
Consumer Discretionary	8.7%
Consumer Staples	2.7%
Energy	6.4%
Financials	16.0%
Healthcare	17.5%
Industrials	20.0%
Information Technology	18.2%
Materials	6.2%
Telecommunication Services	0.9%
Utilities	3.4%

Total	100.0%

Institutional Small Cap Portfolio

Security Allocation	Percentage of Value
Consumer Discretionary	8.7%
Consumer Staples	2.7%
Energy	6.4%
Financials	16.0%
Healthcare	17.5%
Industrials	20.0%
Information Technology	18.2%
Materials	6.2%
Telecommunication Services	0.9%
Utilities	3.4%

Total	100.0%

International Portfolio

Security Allocation	Percentage of Value
Consumer Discretionary	8.3%
Consumer Staples	13.1%
Energy	6.8%
Financials	16.0%
Healthcare	7.3%
Industrials	15.8%
Information Technology	9.0%
Materials	8.9%
Telecommunication Services	10.1%
Utilities	4.7%

Total	100.0%

Fixed Income Portfolio

Security Allocation	Percentage of Value
U.S. Treasury	19.4%
Agency	30.6%
Mortgages	23.3%
Corporates	21.1%
Taxable Municipal	3.0%
Asset-Backed Securities	1.2%
Cash/Other	1.4%

Total	100.0%

Fixed Income II Portfolio

Security Allocation	Percentage of Value
U.S. Treasury	0.7%
Agency	4.4%
Mortgages	71.2%
Corporates	16.5%
Taxable Municipal	0.2%
Asset-Backed Securities	4.7%
Cash/Other	2.3%

Total	100.0%

Fixed Opportunity Portfolio

Security Allocation	Percentage of Value
Automotive	1.2%
Cable System Operators	9.5%
Chemicals	0.8%
Defense Technology	2.9%
Diversified Capital Goods	0.8%
Electronics	3.3%
Energy	15.2%
Environmental	3.4%
Finance	3.8%
Food & Staples Retailing	2.5%
Health Care & Life Sciences	10.9%
Media	1.4%
Natural Resources	4.7%
Paper & Forest Products	3.2%
Publishing, Advertising & Entertainment	4.2%
Support Services	2.6%

THE HIRTLE CALLAGHAN TRUST

Additional Information (continued) — December 31, 2008 (Unaudited)

Fixed Opportunity Portfolio (continued)

Security Allocation	Percentage of Value
Telecommunications Equipment	7.8%
Power Generation	15.0%
Cash/Other	6.8%

Total	100.0%

Short-Term Municipal Portfolio

Security Allocation	Percentage of Value
Alabama	6.8%
Arizona	3.4%
Florida	10.3%
Idaho	3.7%
Illinois	14.5%
Indiana	6.4%
Iowa	4.1%
Massachusetts	6.2%
Michigan	6.5%
Nevada	3.5%
New York	3.5%
Ohio	12.0%
Tennessee	3.5%
Texas	9.7%
Utah	3.5%
Other	2.4%

Total	100.0%

Intermediate Municipal Portfolio

Security Allocation	Percentage of Value
Alabama	0.2%
Alaska	0.1%
Arizona	3.0%
Arkansas	1.3%
California	6.7%
Colorado	2.6%
Connecticut	0.5%

Security Allocation	Percentage of Value
Delaware	0.9%
District of Columbia	1.6%
Florida	6.3%
Georgia	0.8%
Hawaii	0.2%
Idaho	1.4%
Illinois	6.7%
Indiana	2.4%
Iowa	1.9%
Kentucky	1.8%
Louisiana	2.8%
Maryland	0.4%
Massachusetts	1.6%
Michigan	3.1%
Minnesota	0.2%
Mississippi	0.4%
Missouri	2.3%
Montana	0.3%
Nebraska	0.7%
Nevada	0.1%
New Hampshire	0.4%
New Jersey	3.7%
New Mexico	0.3%
New York	5.3%
North Carolina	0.5%
North Dakota	0.7%
Ohio	4.7%
Oklahoma	1.9%
Pennsylvania	15.0%
Rhode Island	0.3%
South Carolina	0.5%
South Dakota	0.1%
Tennessee	0.8%
Texas	4.5%
Utah	1.2%
Virginia	0.6%
Washington	1.4%
West Virginia	0.7%
Wisconsin	1.0%
Other	6.1%

Total	100.0%

THE HIRTLE CALLAGHAN TRUST

Additional Information (continued) — December 31, 2008 (Unaudited)

6.    BOARD APPROVAL OF INVESTMENT ADVISORY CONTRACTS

During the six-month period covered by this report, the Trust’s Board approved several portfolio management agreements (“New Manager Contracts”) relating to certain of the Trust’s portfolios. In each case, the Board concluded that the terms and conditions of respective New Manager Contracts were in the best interests of the Trust and consistent with the expectations of the Trust’s shareholders.

In approving each of the New Manager Contracts, The Board gave substantial weight to the fact that the Trust and its separate investment portfolio are designed primarily to serve as vehicles through which Hirtle Callaghan implements certain asset allocation strategies on behalf of its investment advisory clients and that shares of the Trust are generally available only to such clients. The Board did not identify any particular factor as controlling but rather based its findings on the specific circumstances of the Trust and the portfolios involved, including Hirtle Callaghan’s views with respect to: (i) the future ability of the respective Portfolios to capture the desired asset class for that firm’s clients; and (ii) the contribution that each of the New Specialist Managers would bring to this endeavor.

During the course of its deliberations, the Board received information presented by Hirtle Callaghan and by the contracting investment advisory organizations (“New Specialist Managers”), as well as publicly available information assembled by a third-party service provider about the performance and expenses of funds (“peer groups”) similar to the respective Portfolios managed by organizations other than Hirtle Callaghan or the New Specialist Managers. The Board considered this information as part of its assessment of the nature, extent and quality of advisory services to be provided under the New Manager Contracts (including the experience of relevant personnel); the expected contribution of each of the New Specialist Managers to the achievement of the investment objective of each relevant portfolio; and the fees payable to, and the financial position and profitability of, each of the New Specialist Mangers. The New Specialist Managers and the portfolios to which the New Manager Contracts relate (“Affected Portfolios”) are set forth in the table below:

Affected Portfolio	Portfolio Manager
The Intermediate Term Municipal Bond Portfolio	Standish Mellon Asset Management Company, LLC (“Standish”)
The Value Equity Portfolio and The Institutional Value Equity Portfolio	AllianceBernstein, L.P. (“AllianceBernstein”)
The Institutional Value Equity Portfolio and The Institutional Growth Equity Portfolio	Pacific Investment Management Company (“PIMCO”)

With respect to the New Manager Contract with Standish, the Board determined that the nature and quality of the services to be provided by Standish would be consistent with the goal of maintaining continuity in the overall investment strategy of the Portfolio. The Board also took into account changes in investment personnel that had taken place within the organization of The Intermediate Term Municipal Bond Portfolio’s prior manager. In concluding that the fee schedule applicable under the New Manager Contract with Standish was reasonable, the Board took into account the fact that the fee did not involve an increase over services provided to the Affected Portfolio’s prior manager for substantially similar services. In reaching this conclusion, the Board had before it certain information with respect to the costs expected to be incurred by Standish in providing services under the New Manager Contract, the firm’s profitability and fees charged by the firm to other institutional clients. The Board did not specifically rely on such information, however, but instead gave substantial weight to information demonstrating that the rate at which Standish would compensated was determined as a result of arms-length negotiations conducted by the officers of the Trust and Hirtle Callaghan.

In approving the New Manager Contract with AllianceBernstein, the Board concluded that the firm’s focus on the deep value sector was likely to contribute to the achievement of the investment objective of the Affected Portfolios.

THE HIRTLE CALLAGHAN TRUST

Additional Information (continued) — December 31, 2008 (Unaudited)

The Board also determined that the fee schedule applicable under the New Manager Contract with AllianceBernstein was reasonable, particularly in light of the fact that such fee schedule included breakpoints as the assets allocated to AllianceBernstein increase. In making this determination, the Board acknowledged that implementation of the New Manager Contract with AllianceBernstein could, depending on the manner in which assets are allocated among the several managers serving each Affected Portfolio, increase or decrease the overall advisory fees paid by each Affected Portfolio. The Board balanced this fact, however, against Hirtle Callaghan’s view that the potential benefits to the Affected Portfolios outweighed any potential fee increase and that aggregate advisory expenses paid by the Affected Portfolio would depend primarily on the manner in which assets of the Affected Portfolios are allocated among the several managers.

In concluding that the fee schedule applicable under the New Manager Contract with AllianceBernstein was reasonable, the Board had before it certain information with respect to the costs expected to be incurred by AllianceBernstein in providing services under the New Manager Contract, the firm’s profitability and fees charged by the firm to other institutional clients. The Board did not specifically rely on such information, however, but instead gave substantial weight to information demonstrating that the rate at which AllianceBernstein would compensated was determined as a result of arms-length negotiations conducted by the officers of the Trust and Hirtle Callaghan.

In approving the New Manager Contract with PIMCO, the Board concluded that the enhanced index management strategy to be provided by PIMCO was likely to contribute to the achievement of the investment objective of the Affected Portfolios. The Board also determined that the fee schedule applicable under the New Manager Contract with PIMCO was reasonable. The Board considered the fact that PIMCO would be entitled to a fee of .25% of the assets allocated to it by the Affected Portfolios and the fact that this proposed fee was higher than the fee currently being paid to SSgA FM, the Specialist Manager which currently has sole responsibility for managing that portion of each Portfolio that is managed using a “passive” or “index” investment approach. The Board balanced this, however, against Hirtle Callaghan’s view that PIMCO’s intended strategy, which is proprietary and unique to PIMCO, had the potential to benefit the Affected Portfolios and that aggregate advisory expenses paid by the Affected Portfolio would depend primarily on the manner in which assets of the Affected Portfolios are allocated among the several managers. In concluding that the fee schedule applicable under the New Manager Contract with PIMCO was reasonable, the Board had before it certain information with respect to the costs expected to be incurred by PIMCO in providing services under the New Manager Contract, the firm’s profitability and fees charged by the firm to other institutional clients. The Board did not specifically rely on such information, however, but instead gave substantial weight to information demonstrating that the rate at which PIMCO would compensated was determined as a result of arms-length negotiations conducted by the officers of the Trust and Hirtle Callaghan.

During the period, the Board also approved the continuance of the Trust’s investment advisory agreement with Hirtle Callaghan relating to nine Portfolios of the Trust.1

In connection with its review of the nature and quality of the services provided by Hirtle Callaghan, the Board considered Hirtle Callaghan’s role in the selection and monitoring of the Specialist Managers, its commitment to the Trust, as evidenced by the expansion in the firm’s research and compliance areas, and its success in controlling the Trust’s costs and negotiating fee reductions with several of the Specialist Managers. The Board also considered the service of officers and directors of Hirtle Callaghan as the Trust’s chief executive and chief financial officers, the investment performance of the Trust’s several portfolios relative to their respective benchmarks and the Trust’s function as a vehicle through which Hirtle Callaghan implements certain asset allocation strategies for its clients. The Board concluded that the overall investment results achieved by the Portfolios reflect appropriate manager selection

[1]

The Agreement related to the Value Equity, Growth Equity, Small Capitalization Equity, International Equity, Fixed Income, Fixed Income II, Fixed Income Opportunity, Short-Term Municipal Bond and Intermediate-Term Municipal Bond Portfolios.

THE HIRTLE CALLAGHAN TRUST

Additional Information (concluded) — December 31, 2008 (Unaudited)

by Hirtle Callaghan, that the overall quality of the services provided by Hirtle Callaghan was consistent with the expectations of the Trust’s shareholders and that continuation of the Hirtle Callaghan Contract was merited. In reviewing the advisory fee payable under the Hirtle Callaghan Contract and concluding that such fee schedule is reasonable, the Board was informed with respect to: advisory fees paid by the peer group, the structure of Hirtle Callaghan’s fee schedule (including breakpoints applicable to the value of client assets invested in the Trust) and the firm’s overall revenues and financial position.

THE HIRTLE CALLAGHAN TRUST

Trustees

DONALD E. CALLAGHAN*

ROSS H. GOODMAN

JARRETT B. KLING

HARVEY G. MAGARICK

RICHARD W. WORTHAM III

R. RICHARD WILLIAMS

ROBERT J. ZION*

*	“Interested Person” as that term is defined in the Investment Company Act of 1940.

Sponsor	Counsel
Hirtle, Callaghan & Co., LLC Five Tower Bridge 300 Barr Harbor Drive, Suite 500 West Conshohocken, Pennsylvania 19428	Drinker Biddle & Reath LLP One Logan Square — 18th & Cherry Streets Philadelphia, Pennsylvania 19103-6996

Administrator	Independent Registered Public Accounting Firm
Citi Fund Services 3435 Stelzer Road Columbus, Ohio 43219	PricewaterhouseCoopers LLP 41 South High Street Suite 2500 Columbus, Ohio 43215

Distributor	Custodian
Foreside Fund Services LLC Three Canal Plaza Suite 100 Portland, Maine 04101	State Street Bank and Trust Company Two World Financial Center 225 Liberty Street New York, New York 10281

This report is for the information of the shareholders of The Hirtle Callaghan Trust. Its use in connection with any offering of the Trust’s shares is authorized only in case of a concurrent or prior delivery of the Trust’s current prospectus. The prospectus contains more complete information, including investment objectives, risks, fees and expenses and should be read carefully before investing or sending any money.

2/09

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

6(a) Not applicable.

6(b) Not applicable.

(b)(1) Not applicable.

(b)(2) Not applicable.

(b)(3) Not applicable.

(b)(4) Not applicable.

(b)(5) Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Hirtle Callaghan Trust .

By (Signature and Title)*	/s/ Donald E. Callaghan, Principal Executive Officer
Donald E. Callaghan, Principal Executive Officer

Date: March 5, 2009 .

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Robert J. Zion, Principal Financial Officer
Robert J. Zion, Principal Financial Officer

Date: March 5, 2009 .

By (Signature and Title)*	/s/ Donald E. Callaghan, Principal Executive Officer
Donald E. Callaghan, Principal Executive Officer

Date: March 5, 2009 .